 As Filed with the Securities and Exchange Commission on April 30, 1998
                                       Registration Nos. 333-28679; 811-5626
-----------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                    FORM N-4

                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933
                           Pre-Effective Amendment No.___
                         Post-Effective Amendment No. 2
                                     and/or

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 54

                               SEPARATE ACCOUNT B
                           (EXACT NAME OF REGISTRANT)

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                              1001 Jefferson Street
                              Wilmington, DE  19801
                                  302-576-3400
         (ADDRESS AND TELEPHONE NUMBER OF DEPOSITOR'S PRINCIPAL OFFICES)

Marilyn Talman, Esq.                        COPY TO:
Golden American Life Insurance Company      Stephen E. Roth, Esq.
1001 Jefferson Street, Suite 400            Sutherland, Asbill & Brennan LLP
Wilmington, DE  19801                       1275 Pennsylvania Avenue, N.W.
(NAME AND ADDRESS OF AGENT FOR SERVICE      Washington, D.C. 20004-2404
  OF PROCESS)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
   A soon as practical after the effective date of the Registration Statement

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:
          [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
          [x]  on May 1, 1998 pursuant to paragraph (b) of Rule 485
          [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
          [ ]  on  _________  pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:
          [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

TITLE OF SECURITIES BEING REGISTERED:
     Deferred Combination Variable and Fixed Annuity Contracts

                    CROSS REFERENCE SHEET
                   Pursuant to Rule 495(a)

PART A

N-4 Item                                Prospectus Heading

1.  Cover Page                          Cover Page

2.  Definitions                         Definition of Terms

3.  Synopsis                            Summary of the Contracts

4.  Condensed Financial Information     Condensed Financial Information

5.  General Description of              Facts About the Company
    Registrant, Depositor,              and the Accounts
    and Portfolio Companies

6.  Deductions and Expenses             Charges and Fees

7.  General Description of Variable     Facts About the Contracts
    Annuity Contracts

8.  Annuity Period                      Choosing Your Annuitization Options

9.  Death Benefit                       Facts About the Contracts

10. Purchases and Contract Value        Facts About the Contracts,
                                        Charges and Fees

11. Redemptions                         Facts About the Contracts

12. Taxes                               Federal Tax Considerations
                                        Additional Considerations

13. Legal Proceedings                   Regulatory Information

14. Table of Contents of the            Statement of Additional Information
    Statement of Additional
    Information

PART B

                                        Statement of Additional
N-4 Item                                Information Heading


15. Cover Page                          Cover Page

16. Table of Contents                   Table of Contents

17. General Information and             Description of Golden American
    History                             Life Insurance Company

18. Services                            Safekeeping of Assets,
                                        Independent Auditors,
                                                  The Administrator

19. Purchase of Securities              Distribution of Contracts
    Being Offered

20. Underwriters                        Distribution of Contracts

21. Calculation of Performance          Performance Information
    Data

22. Annuity Payments                    Part A, Choosing Your
                                        Annuitization Options

23. Financial Statements                Part B, Financial Statements of
                                        Separate Account B,

                                        Part A, Financial Statements of
                                        Golden American Life
                                        Insurance Company


PART C

Items required in Part C are located therein.

                                   PART A

                      PROSPECTUS SUPPLEMENT


                    ES II PROSPECTUS SUPPLEMENT

   FOR USE IN STATES WHICH DO NOT PERMIT MARKET VALUE ADJUSTMENTS

                    PROSPECTUS SUPPLEMENT

                      DATED MAY 1, 1998



                      Supplement to the
           Prospectus dated May 1, 1998 for
  DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACT
                           issued
          by Golden American Life Insurance Company
            (the "GoldenSelect ES II Prospectus")

                         __________


  This supplement should be retained with your Prospectus.







A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by Golden American Life Insurance Company. The
Fixed Interest Division is part of the Golden American
General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General
Account are registered under the Investment Company Act of 1940.

Interests in the Fixed Interest Division are offered through an Offering Brochure, dated October 1, 1997. The Fixed Interest Division is different from the Fixed Account which is described in the prospectus but which is not available in your state. When reading through the GoldenSelect ES II Prospectus, the Fixed Interest Division should be counted among the various divisions available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply.

More complete information relating to the Fixed Interest
Division is found in the Offering Brochure. Please read the Offering Brochure carefully before you invest in the Fixed
Interest Division.













G3314 FID ES II 5/98

Golden American Life Insurance Company
Golden American Life Insurance Company is a stock company domiciled in Wilmington, Delaware


                       Deferred Combination Variable and
                           Fixed Annuity Prospectus
                              GoldenSelect ES II
--------------------------------------------------------------------------------

This prospectus describes group and individual deferred variable annuity Contracts (the "Contract") offered by Golden American Life Insurance Company ("Golden American" "we" "our" or "us"). The Owner ("you" or "your") purchases the Contract with an Initial Premium and is permitted to make additional premium payments.
The Contract is funded by two accounts, Separate Account B ("Account B") and the Fixed Account (collectively, the "Accounts").
Twenty-three Divisions of Account B are currently available under the Contract. The investments available through the Divisions of Account B include mutual fund portfolios (the "Series") of The GCG Trust (the "GCG Trust"), the Equi-Select Series Trust (the "ESS Trust"), the Warburg Pincus Trust (the "WP Trust") and the PIMCO Variable Insurance Trust (the "PIMCO Trust"). The investments available through the Fixed Account include various Fixed Allocations which we credit with fixed rates of interest for the Guarantee Periods you select. We currently offer Guarantee Periods with durations of 1,
3, 5, 7 and 10 years. We reserve the right at any time to increase or decrease the number of Guarantee Periods offered. Not all Guarantee Periods may be available.
This prospectus describes the Contract and provides background information regarding Account B and the Fixed Account. The prospectuses for the GCG Trust, the ESS Trust, the WP Trust and the PIMCO Trust (individually, "a Trust," and collectively, "the Trusts"), which must accompany this prospectus, provide information regarding investment activities and policies of the Trusts.
You may allocate your premiums among the twenty-three Divisions and the Fixed Allocations available under the Contract in any way you choose, subject to certain restrictions. You may change the allocation of your Accumulation Value during a Contract Year free of charge. We reserve the right, however, to assess a charge for each allocation change after the twelfth allocation change in a Contract Year.
Your Accumulation Value in Account B will vary in accordance with the investment performance of the Divisions selected by you. Therefore, you bear the entire investment risk for all amounts allocated to Account B. You also bear investment risk with respect to surrenders, partial withdrawals, transfers and annuitization from a Fixed Allocation prior to the end of the applicable Guarantee Period. Such surrender, partial withdrawal, transfer or annuitization may be subject to a Market Value Adjustment, which could have the effect of either increasing or decreasing your Accumulation Value.
We will pay a Death Benefit to the Beneficiary if the Owner dies prior to the Annuity Commencement Date or the Annuitant dies prior to the Annuity Commencement Date when the Owner is other than an individual.
This prospectus describes your principal rights and limitations and sets forth the information concerning the Accounts that investors should know before investing. A Statement of Additional Information, dated May 1, 1998, about Account B has been filed with the Securities and Exchange Commission ("SEC")
and is available without charge upon request. To obtain a copy of this document call or write our Customer Service Center. The Table of Contents of the Statement of Additional Information may be found on the last page of this prospectus. The Statement of Additional Information is incorporated herein by reference.
--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
Contracts and underlying series shares which fund the contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to market fluctuation, reinvestment risk and possible loss of principal invested.
PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT IS NOT VALID UNLESS ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE GCG TRUST, THE ESS
TRUST, THE WP TRUST, AND THE PIMCO TRUST.
THE FIXED ACCOUNT AND ENHANCED DEATH BENEFITS MAY NOT BE AVAILABLE IN ALL STATES. YOU MAY CONTACT OUR CUSTOMER SERVICE CENTER TO FIND OUT ABOUT STATE AVAILABILITY.


Issued by:               Distributed by:                Administered at:
Golden American Life     Directed Services, Inc.        Customer Service Center
Insurance Company        Wilmington, Delaware 19801     Mailing Address: P.O. Box 8794
                                                        Wilmington, Delaware 19899-8794
                                                           1-800-366-0066

                           Prospectus Dated: May 1, 1998

                               TABLE OF CONTENTS

                                                 Page
Definition of Terms .........................      1
Summary of the Contract .....................      3
Fee Table ...................................      6
Condensed Financial and Other
   Information ..............................     10
   Index of Investment Experience ...........     10
   Financial Statements .....................     10
   Performance Related Information ..........     10
Introduction ................................     12
Facts About the Company and the
   Accounts .................................     12
   Golden American ..........................     12

   The Trusts ...............................     12

   Separate Account B .......................     13
   Account B Divisions ......................     13
   Changes Within Account B .................     20
   The Fixed Account ........................     21
Facts About the Contract ....................     24
   The Owner ................................     24
   The Annuitant ............................     24
   The Beneficiary ..........................     24
   Change of Owner or Beneficiary ...........     25
   Availability of the Contract .............     25
   Types of Contracts .......................     25
   Your Right to Select or Change Contract
      Options ...............................     25
   Premiums .................................     25
   Making Additional Premium Payments .......     26
   Crediting Premium Payments ...............     26
   Restrictions on Allocation of Premium
      Payments ..............................     27
   Your Right to Reallocate .................     27
   Dollar Cost Averaging ....................     28
   What Happens if a Division is Not
      Available .............................     28
   Your Accumulation Value ..................     29
   Accumulation Value in Each Division ......     29
   Measurement of Investment Experience......     29
   Cash Surrender Value .....................     30
   Surrendering to Receive the Cash
      Surrender Value .......................     30
   Partial Withdrawals ......................     30
   Automatic Rebalancing ....................     32
   Proceeds Payable to the Beneficiary ......     33
   Death Benefit ............................     33
   Reports to Owners ........................     33
   When We Make Payments ....................     34
Charges and Fees ............................     35
   Charge Deduction Division ................     35

                                                 Page
   Charges Deducted from the
     Accumulation Value .....................     35
   Charges Deducted from the Divisions ......     37
   Trust Expenses ...........................     37
Choosing Your Annuitization Options .........     37
   Annuitization of Your Contract ...........     37
   Annuity Commencement Date Selection.......     38
   Frequency Selection ......................     38
   The Annuitization Options ................     38
   Payment When Named Person Dies ...........     39
Other Contract Provisions ...................     39
   In Case of Errors in Application
      Information ...........................     39
   Contract Changes -- Applicable Tax
      Law ...................................     39
   Your Right to Cancel or Exchange Your
      Contract ..............................     39
   Other Contract Changes ...................     40
   Group or Sponsored Arrangements ..........     40
   Selling the Contract .....................     40
Regulatory Information ......................     41
   Voting Rights ............................     41
   State Regulation .........................     41
   Legal Proceedings ........................     41
   Legal Matters ............................     41
   Experts ..................................     41
More Information About Golden
   American Life Insurance Company ..........     42
   Selected Financial Data ..................     42
   Management's Discussion and Analysis
      of Financial Condition and Results of
      Operations ............................     42
   Directors and Executive Officers .........     55
   Compensation Tables and Other
      Information ...........................     56
Federal Tax Considerations ..................     59
   Introduction .............................     59
   Tax Status of Golden American ............     59
   Taxation of Non-qualified Annuities ......     59
   IRA Contracts and Other Qualified
      Retirement Plans ......................     62
   Federal Income Tax Withholding ...........     67


Audited Financial Statements of Golden
   American Life Insurance Company ..........     68
Statement of Additional Information .........     93
   Table of Contents ........................     93
Appendix A ..................................     A1
   Market Value Adjustment Examples .........     A1

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

--------------------------------------------------------------------------------
DEFINITION OF TERMS

Accounts -- Separate Account B and the Fixed Account.

Accumulation Value -- The total amount invested under the Contract. Initially, this amount is equal to the premium paid. Thereafter, the Accumulation Value will reflect the premiums paid, investment experience of the Divisions and interest credited to your Fixed Allocations, charges deducted and any partial withdrawals.

Annuitant -- The person designated by the Owner to be the measuring life in determining Annuity Payments.

Annuity Commencement Date -- The date on which Annuity Payments begin.

Annuity Options -- Options the Owner selects that determine the form and amount of Annuity Payments.

Annuity Payment -- The periodic payment an Owner receives. It may be either a fixed or a variable amount based on the Annuity Option chosen.

Attained Age -- The Issue Age of the Owner or Annuitant plus the number of full years elapsed since the Contract Date.

Beneficiary -- The person designated to receive benefits in the case of the death of the Owner or the Annuitant (when the Owner is other than an individual).

Business Day -- Any day the New York Stock Exchange ("NYSE") is open for trading, exclusive of Federal holidays, or any day on which the SEC requires that mutual funds, unit investment trusts or other investment portfolios be valued.

Cash Surrender Value -- The amount the Owner receives upon surrender of the Contract, including any Market Value Adjustment.

Charge Deduction Division -- The Division from which all charges are deducted if so designated by you. The Charge Deduction Division currently is the Liquid Asset Division.

Contingent Annuitant -- The person designated by the Owner who, upon the Annuitant's death prior to the Annuity Commencement Date, becomes the Annuitant.

Contract -- The entire Contract consisting of the basic Contract and any riders or endorsements.

Contract Anniversary -- The anniversary of the Contract Date.

Contract Date -- The date on which we have received the Initial Premium and upon which we begin determining the Contract values. It may or may not be the same as the Issue Date. This date is used to determine Contract months, processing dates, years and anniversaries.

Contract Processing Dates -- The days when we deduct certain charges from the Accumulation Value. If the Contract Processing Date is not a Valuation Date, it will be on the next succeeding Valuation Date. The Contract Processing Dates will be once each year on the Contract Anniversary.

Contract Processing Period -- The first Contract processing period begins with the Contract Date and ends at the close of business on the first Contract Processing Date. All subsequent Contract processing periods begin at the close of business on the most recent Contract Processing Date and extend to the close of business on the next Contract Processing Date. There is one Contract processing period each year.

Contract Year -- The period between Contract anniversaries.

Customer Service Center -- Where service is provided to you. The mailing address and telephone number of the Customer Service Center are shown on the cover.

Divisions -- The investment options available under Account B.

Death Benefit -- The amount payable upon the death of the Owner or the Annuitant if the Owner is other than an individual.

Endorsements -- An endorsement changes or adds provisions to the Contract.

Experience Factor -- The factor which reflects the investment experience of the portfolio in which a Division invests and also reflects the charges assessed against the Division for a Valuation Period.

Fixed Account -- An Account which contains all of our assets that support Owner Fixed Allocations and any interest credited thereto.

Fixed Allocation -- An amount allocated to the Fixed Account that is credited with a Guaranteed Interest Rate for a specified Guarantee Period.

Free Look Period -- The period of time within which the Owner may examine the Contract and return it for a refund.

General Account -- The account which contains all of our assets other than those held in our separate accounts.

Guaranteed Interest Rate -- The effective annual interest rate which we will credit for a specified Guarantee Period. The Guaranteed Interest Rate will never be less than 3%.

Guarantee Period -- The period of time for which a rate of interest is guaranteed to be credited to a Fixed Allocation. We currently offer Guarantee Periods with durations of 1, 3, 5, 7 and 10 years.

Index of Investment Experience -- The index that measures the performance of a Division.

Initial Premium -- The payment required to put a Contract into effect.

Issue Age -- The Owner's or Annuitant's age on his or her last birthday on or before the Contract Date.

Issue Date -- The date the Contract is issued at our Customer Service Center.

Market Value Adjustment -- A positive or negative adjustment made to a Fixed Allocation. It may apply to certain withdrawals and transfers, whether in whole or in part, and annuitizations of all or part of a Fixed Allocation prior to the end of a Guarantee Period.

Maturity Date -- The date on which a Guarantee Period matures.

Owner -- The person who owns the Contract and is entitled to exercise all rights under the Contract. This person's death also initiates payment of the Death Benefit.

Rider -- A rider amends the Contract, in certain instances adding benefits.

Specially Designated Division -- The Division to which distributions from a portfolio underlying a Division in which reinvestment is not available will be allocated unless you specify otherwise. The Specially Designated Division currently is the Liquid Asset Division.

Valuation Date -- The day at the end of a Valuation Period when each Division is valued.

Valuation Period -- Each business day together with any non-business days before it.

--------------------------------------------------------------------------------
SUMMARY OF THE CONTRACT

This prospectus has been designed to provide you with information regarding the Contract and the Accounts which fund the Contract. Information concerning the Series underlying the Divisions of Account B is set forth in the Trusts' prospectuses.

This summary is intended to provide only a very brief overview of the more significant aspects of the Contract. Further detail is provided in this prospectus and in the Contract. The Contract, together with any riders or endorsements, constitutes the entire agreement between you and us and should be retained.

This prospectus has been designed to provide you with the necessary information to make a decision on purchasing the Contract. You have a choice of investments. We do not promise that your Accumulation Value will increase. Depending on the investment experience of the Divisions and interest credited to the Fixed Allocations in which you are invested, your Accumulation Value, Cash Surrender Value and Death Benefit may increase or decrease on any day. You bear the investment risk.


Description of the Contract
The Contract is designed to establish retirement benefits for two types of purchasers. The first type of purchaser is one who is eligible to participate in, and purchases a Contract for use with a "qualified plan." A qualified plan is an individual retirement annuity ("IRA") meeting the requirements of section 408(b) or other sections of the Internal Revenue Code of 1986, as amended (the "Code"), an individual retirement annuity ("Roth IRA") meeting the requirements of section 408A of the Code, or some other retirement plan meeting the respective section of the Code. For a Contract funding a qualified plan, distributions may be made to you to satisfy requirements imposed by Federal tax law. The second type of purchaser is one who purchases a Contract outside of a qualified plan ("non-qualified plan").

The Contract also offers a choice of Annuity Options to which you may apply all or a portion of the Accumulation Value on the Annuity Commencement Date or the Cash Surrender Value upon surrender of the Contract. See Choosing Your Annuity Options.

Availability
We can issue a Contract if both the Annuitant and the Owner are not older than age 85 and accept additional premium payments until either the Annuitant or Owner reaches the Attained Age of 85 for non-qualified plans (age 70 for qualified plans, except for rollover contributions and contributions to a Roth
IRA). The minimum Initial Premium is $5,000 for a non-qualified plan and $1,500 for a qualified plan. We may change the minimum initial or additional premium requirements for certain group or sponsored arrangements or payroll deduction arrangements. See Other Contract Provisions, Group or Sponsored Arrangements.

The minimum additional premium we will accept is $100 for a non-qualified plan and $250 for a qualified plan. You must receive our prior approval before making a premium payment that causes the Accumulation Value of all annuities that you maintain with us to exceed $1,000,000.

The Divisions



Each of the twenty-three Divisions of Account B offered under this prospectus invests in a mutual fund portfolio with its own distinct investment objectives and policies. Each Division of Account B invests in a corresponding Series of the GCG Trust, managed by Directed Services, Inc. ("DSI"), a corresponding Series of the ESS Trust, also managed by DSI, a corresponding Series of the WP Trust, managed by Warburg Pincus Asset Management, Inc. ("Warburg"), or a corresponding Series of the PIMCO Trust, managed by Pacific Investment Management Company ("PIMCO"). From its inception through December 31, 1997, the ESS Trust was managed by Equitable Investment Services, Inc. ("EISI"), an affiliate of DSI. As of January 1, 1998, DSI assumed EISI's management responsibilities to the ESS Trust. The GCG and ESS Trusts and DSI have retained several portfolio managers to manage the assets of each Series of those Trusts. See Facts About the Company and the Accounts, Account B Divisions.

How the Accumulation Value Varies
The Accumulation Value in the Divisions varies each day based on investment results. You bear the risk of poor investment performance and you receive the benefits from favorable investment performance. The Accumulation Value also reflects premium payments, charges deducted and partial withdrawals. See Facts About the Contract, Accumulation Value in Each Division.


The Fixed Account
The investments available through the Fixed Account include various Fixed Allocations which we credit with fixed rates of interest for the Guarantee Periods you select. We reset the interest rates for new Guarantee Periods periodically based on our sole discretion. We may offer Guarantee Periods from one to ten years. We currently offer Guarantee Periods with durations of 1, 3, 5, 7 and 10 years.

You bear investment risk with respect to surrenders, partial withdrawals, transfers and annuitization from your Fixed Allocations. A surrender, partial withdrawal, transfer or annuitization made prior to the end of a Guarantee Period may be subject to a Market Value Adjustment, which could have the effect of either increasing or decreasing your Accumulation Value. We will not apply a Market Value Adjustment on a surrender, partial withdrawal, transfer or annuitization made within 30 days prior to the Maturity Date of the applicable Guarantee Period or certain transfers made in connection with the dollar cost averaging program. Systematic withdrawals from a Fixed Allocation also are not subject to a Market Value Adjustment.


Market Value Adjustment
We will apply a Market Value Adjustment, subject to certain exceptions, to a surrender, partial withdrawal, transfer or annuitization from a Fixed Allocation made prior to the end of a Guarantee Period. The Market Value Adjustment does not apply to amounts invested in Account B.


Surrendering Your Contract
You may surrender the Contract and receive its Cash Surrender Value at any time while both the Annuitant and Owner are living and before the Annuity Commencement Date. See Facts About the Contract, Cash Surrender Value and Surrendering to Receive the Cash Surrender Value.


Taking Partial Withdrawals
After the Free Look Period, prior to the Annuity Commencement Date and while the Contract is in effect, you may take partial withdrawals from the Accumulation Value of your Contract. You may elect in advance to take systematic partial withdrawals on a monthly, quarterly, or annual basis. If you have an IRA Contract or a Roth IRA Contract, you may elect IRA partial withdrawals on a monthly, quarterly or annual basis.

Partial withdrawals are subject to certain restrictions as defined in this prospectus, including a surrender charge and a Market Value Adjustment. Partial withdrawals above a specified percentage of your Accumulation Value may be subject to a surrender charge. See Facts About the Contract, Partial Withdrawals.


Dollar Cost Averaging
Under this program, you may choose to have a specified dollar amount transferred from either the Limited Maturity Bond Division, Liquid Asset Division or a Fixed Allocation with a one year Guarantee Period to the other Divisions of Account B on a monthly basis with the objective of shielding your investment from short-term price fluctuations. See Facts About the Contract, Dollar Cost Averaging.


Your Right to Cancel the Contract
You may cancel your Contract within the Free Look Period which is a ten day period of time beginning once you receive the Contract. For purposes of administering our allocation and certain other administrative rules, we deem this period to end 15 days after the Contract is mailed from our Customer Service Center. Some states may require that we provide a longer free look period. In some states we restrict the Initial Premium allocation during the Free Look Period. See Other Contract Provisions, Your Right to Cancel or Exchange Your Contract.


Your Right to Change the Contract
The Contract may be changed to another annuity plan subject to our rules at the time of the change. See Other Contract Provisions, Other Contract Changes.


Death Benefit
The Contract provides a Death Benefit to the beneficiary if the Owner dies prior to the Annuity Commencement Date.


Deductions for Charges and Fees
We invest the entire amount of the initial and any additional premium payments in the Divisions and the Fixed Allocations you select, subject to certain restrictions we impose. See Facts About the Contract, Restrictions on Allocation of Premium Payments. We then may deduct an annual Contract fee from your Accumulation Value. See Other Contract Provisions, Charges and Fees. We may reduce certain charges under group or sponsored arrangements. See Other Contract Provisions, Group or Sponsored Arrangements. Unless you have elected the Charge Deduction Division, charges are deducted proportionately from all Account B Divisions in which you are invested. If there is no Accumulation Value in these Divisions, charges will be deducted from your Fixed Allocations starting with Guarantee Periods nearest their Maturity Dates until such charges have been deducted.


Federal Income Taxes
The ultimate effect of Federal income taxes on the amounts held under an annuity Contract, on Annuity Payments and on the economic benefits to the Owner, Annuitant or Beneficiary depends on Golden American's tax status and upon the tax status of the individuals concerned. In general, an Owner is not taxed on increases in value under an annuity Contract until some form of distribution is made under it. There may be tax penalties if you make a withdrawal or surrender the Contract before reaching age 59 1/2. See Federal Tax Considerations.


Other Contracts
We offer other variable annuity contracts which also invest in many of the same Series of the Trusts. These contracts may have different charges that could affect contract performance, and may offer different benefits more suitable to your needs. To obtain information about these contracts, contact your agent, or call 1-800-366-0066.

--------------------------------------------------------------------------------
FEE TABLE

Transaction Expenses(1)
Contingent Deferred Sales Charge(2) (imposed as a percentage of premium payments withdrawn upon excess partial withdrawal or surrender):(3)


                      Complete Years Elapsed     Surrender
                       Since Premium Payment      Charge
                                 0                  8%
                                 1                  7%
                                 2                  6%
                                 3                  5%
                                 4                  4%
                                 5                  3%
                                 6                  2%
                                 7                  1%
                                8+                  0%


   Excess Allocation Charge ......................................      $0(4)

Annual Contract Fees:
   Administrative Charge .........................................      $30


Separate Account Annual Expenses (percentage of assets in each Division)(5):



Mortality and Expense Risk Charge ...................................   1.25%
Asset Based Administrative Charge ...................................   0.15%
                                                                        ----
Total Separate Account Expenses .....................................   1.40%

The GCG Trust Annual Expenses (as a percentage of the average daily net assets of a Series or on the combined average daily net assets of the indicated groups of Series):

                                            Management        Other         Total
       Series Available Currently             Fees(6)      Expenses(7)     Expenses
       --------------------------          ------------   -------------   ---------
Multiple Allocation, Fully Managed,
 Capital Appreciation, Rising Dividends,
 All-Growth, Real Estate, Hard Assets,
 Value Equity, Strategic Equity, and
 Small Cap Series: .....................       0.98%          0.01%          0.99%
Growth Opportunity Series:(8) ..........       1.10%          0.01%          1.11%
Developing World Series: ...............       1.75%          0.05%          1.80%
Limited Maturity Bond and Liquid Asset
 Series: ...............................       0.60%          0.01%          0.61%

                                                                 Other Expenses        Total Expenses
    Series Added to the GCG Trust and           Management       After Expense         After Expense
 Available After Trust Consolidation(9)          Fees(6)         Reimbursement(10)     Reimbursement(10)
----------------------------------------   -------------------   -------------------   ------------------
Mid-Cap Growth Series:(11)(12)..........         0.96%                 0.01%                 0.97%
Research Series:(11) ...................         0.96%                 0.00%                 0.96%
Total Return Series:(11) ...............         0.96%                 0.01%                 0.97%
Growth & Income and Value + Growth
 Series:(8) ............................         1.09%                 0.01%                 1.10%
Global Fixed Income Series:(13).........         1.60%                 0.00%                 1.60%

The ESS Trust Annual Expenses (prior to Trust Consolidation)(as a percentage of the average daily net assets of a Series):

Series                                              Management Fees(6)     Other Expenses     Total Expenses
------                                             --------------------   ----------------   ---------------
OTC Portfolio: .................................         0.80%                  0.19%              0.99%
Research Portfolio: ............................         0.80%                  0.16%              0.96%
Total Return Portfolio: ........................         0.80%                  0.17%              0.97%
Growth & Income Portfolio: .....................         0.95%                  0.17%              1.12%
Value + Growth Portfolio: ......................         0.95%                  0.25%              1.20%
International Fixed Income Portfolio: ..........         0.85%                  0.98%              1.83%

The PIMCO Trust Annual Expenses (as a percentage of the average daily net assets of a Series):

Series                                         Advisory Fees     Other Expenses(14)     Total Expenses
------                                        ---------------   --------------------   ---------------
PIMCO High Yield Bond Portfolio: ..........       0.50%             0.25%                  0.75%
PIMCO StocksPLUS Growth and Income
 Portfolio: ...............................       0.40%             0.25%                  0.65%

The WP Trust Annual Expenses (as a percentage of the average daily net assets of a Series):

                                                                                        Total
                                                                                       Expenses
                                                                     Other          After Expense
Series                                       Management Fees     Expenses(15)     Reimbursements(15)
------                                      -----------------   --------------   -------------------
International Equity Portfolio: .........         1.00%              0.36%             1.36%

------------
(1) A Market Value Adjustment, which may increase or decrease your Accumulation Value, may apply to certain transactions. See Market Value Adjustment.

(2) We also deduct a charge for premium taxes (which can range from 0% to 3.5% of premium) from your Accumulation Value upon surrender, excess partial withdrawals or on the Annuity Commencement Date. See Premium Taxes.

(3) For purposes of calculating the surrender charge for the excess partial withdrawal, (i) we treat premium payments as being withdrawn on a first-in first-out basis, and (ii) amounts withdrawn which are not considered an excess partial withdrawal are not treated as a withdrawal of any premium payments. See Charges Deducted from the Accumulation Value, Surrender Charge for Excess Partial Withdrawals.

(4) We reserve the right to impose a charge in the future at a maximum of $25 for each allocation change in excess of twelve per Contract Year. See Excess Allocation Charge.

(5) See Facts about the Contract, Death Benefit for a description of the Contract's Death Benefit.

(6) Fees decline as combined assets increase (see Account B Divisions and the Trust prospectuses for details).

(7) Other Expenses generally consist of independent trustees fees and expenses and certain expenses associated with investing in international markets. Other Expenses are estimated for the Growth Opportunities and Developing World Series, since as of December 31, 1997, those Series had not yet commenced operations.

(8) After Trust Consolidation (see The Trusts, Proposed Trust Consolidation), the assets of the Growth Opportunities, the Growth & Income and the Value + Growth Series will be combined to determine the actual fee payable to Directed Services, Inc. ("DSI"), the manager of the GCG Trust.

(9) See Facts about the Company and the Contracts, The GCG Trusts,
     Proposed Trust Consolidation for more information regarding the proposed Trust Consolidation. Upon Trust Consolidation, the ESS Trust will cease to exist and new GCG Trust Series will be substituted for the ESS Portfolios.

(10) DSI has agreed voluntarily to reimburse expenses and waive management fees, if necessary, to maintain total expenses at the levels shown for the Research and the Global Fixed Income Series (formerly the International Fixed Income Portfolio). This agreement will remain in place thorugh December 31, 1999, and after that time may be terminated at any time. Without this agreement and based on curent estiamtes, Total Expenses would be 0.97% and 1.65%, for the Research and Global Fixed Income Series, respectively.

(11) After Trust Consolidation (see The Trusts, Proposed Trust Consolidation), the assets of the Mid-Cap Growth, the Research and the Total Return Series will be combined to determine the actual fee payable to DSI.

(12) The OTC Portfolio prior to Trust Consolidation.

(13) The International Fixed Income Porrfolio prior to Trust Consolidation.

(14) Other Expenses are estimated for the PIMCO High Yield Bond and PIMCO StocksPLUS Growth and Income Portfolios, since as of December 31, 1997, these Series had not yet commenced operations.

(15) Total Expenses are based on actual expenses for the fiscal year ended December 31, 1997. Other expenses for the Portfolio were reduced by .01% for the fiscal year ended December 31, 1997 as a result of certain arrangements that served to offset portions of the Portfolio's transfer agent expense. After reflecting these arrangements, "Total Expenses (after expense reimbursements)" for the Portfolio were 1.35% for the fiscal year ended December 31, 1997.


Examples:
The examples do not take into account any deduction for premium taxes. Premium taxes currently range from 0% to 3.5% of premium payments. There may be surrender charges if you choose to annuitize within the first five Contract Years. If you surrender your Contract at the end of the applicable time period, you would pay the following expenses for each $1,000 of Initial Premium assuming a 5% annual return on assets:

-------------------------------------------------------------------------------

                Division                      One Year      Three Years     Five Years      Ten Years
                --------                   -------------   -------------   ------------   ------------
Multiple Allocation ...................       $  104.96       $  136.74       $  171.11      $ 279.25
Fully Managed .........................       $  104.96       $  136.74       $  171.11      $ 279.25
Capital Appreciation ..................       $  104.96       $  136.74       $  171.11      $ 279.25
Rising Dividends ......................       $  104.96       $  136.74       $  171.11      $ 279.25
All-Growth ............................       $  104.96       $  136.74       $  171.11      $ 279.25
Real Estate ...........................       $  104.96       $  136.74       $  171.11      $ 279.25
Hard Assets ...........................       $  104.96       $  136.74       $  171.11      $ 279.25
Value Equity ..........................       $  104.96       $  136.74       $  171.11      $ 279.25
Strategic Equity ......................       $  104.96       $  136.74       $  171.11      $ 279.25
Small Cap .............................       $  104.96       $  136.74       $  171.11      $ 279.25
Growth Opportunities ..................       $  106.16       $  140.34       $  177.10      $ 291.16
Developing World ......................       $  113.04       $  160.79       $  210.86      $ 356.69
OTC ...................................       $  104.96       $  136.74       $  171.11      $ 279.25
Research ..............................       $  104.66       $  135.84       $  169.60      $ 276.25
Total Return ..........................       $  104.76       $  136.14       $  170.11      $ 277.25
Growth & Income .......................       $  106.26       $  140.64       $  177.60      $ 292.14
Value + Growth ........................       $  107.06       $  143.04       $  181.58      $ 299.99
International Fixed Income ............       $  113.34       $  161.67       $  212.30      $ 359.42
International Equity ..................       $  108.66       $  147.80       $  189.47      $ 315.47
High Yield Bond .......................       $  102.56       $  129.50       $  159.01      $ 254.97
StocksPLUS Growth and Income ..........       $  101.55       $  126.47       $  153.92      $ 244.67
Limited Maturity Bond .................       $  101.15       $  125.25       $  151.88      $ 240.51
Liquid Asset ..........................       $  101.15       $  125.25       $  151.88      $ 240.51

-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Division After Trust Consolidation      One Year      Three Years     Five Years      Ten Years
------------------------------------   ------------   -------------   ------------   ------------
Mid-Cap Growth* ....................    $ 104.76       $ 136.14        $ 170.11       $ 277.25
Research ...........................    $ 104.66       $ 135.84        $ 169.60       $ 276.25
Total Return .......................    $ 104.76       $ 136.14        $ 170.11       $ 277.25
Growth & Income ....................    $ 106.06       $ 140.04        $ 176.61       $ 290.17
Value + Growth .....................    $ 106.06       $ 140.04        $ 176.61       $ 290.17
Global Fixed Income**...............    $ 111.05       $ 154.91        $ 201.20       $ 338.20

--------------------------------------------------------------------------------
(*) The OTC Portfolio prior to Trust Consolidation.
(**) The International Fixed Income prior to Trust Consolidation.

If you do not surrender your Contract or if you annuitize on the Annuity Commencement Date, you would pay the following expenses for each $1,000 of initial premium assuming a 5% annual return on assets:

--------------------------------------------------------------------------------

                Division                  One Year      Three Years     Five Years      Ten Years
                --------                 ------------  -------------   ------------   ------------
Multiple Allocation ...................   $  24.96       $  76.74        $  131.11      $ 279.25
Fully Managed .........................   $  24.96       $  76.74        $  131.11      $ 279.25
Capital Appreciation ..................   $  24.96       $  76.74        $  131.11      $ 279.25
Rising Dividends ......................   $  24.96       $  76.74        $  131.11      $ 279.25
All-Growth ............................   $  24.96       $  76.74        $  131.11      $ 279.25
Real Estate ...........................   $  24.96       $  76.74        $  131.11      $ 279.25
Hard Assets ...........................   $  24.96       $  76.74        $  131.11      $ 279.25
Value Equity ..........................   $  24.96       $  76.74        $  131.11      $ 279.25
Strategic Equity ......................   $  24.96       $  76.74        $  131.11      $ 279.25
Small Cap .............................   $  24.96       $  76.74        $  131.11      $ 279.25
Growth Opportunities ..................   $  26.16       $  80.34        $  137.10      $ 291.16
Developing World ......................   $  33.04       $ 100.79        $  170.86      $ 356.69
OTC ...................................   $  24.96       $  76.74        $  131.11      $ 279.25
Research ..............................   $  24.66       $  75.84        $  129.60      $ 276.25
Total Return ..........................   $  24.76       $  76.14        $  130.11      $ 277.25
Growth & Income .......................   $  26.26       $  80.64        $  137.60      $ 292.14
Value + Growth ........................   $  27.06       $  83.04        $  141.58      $ 299.99
International Fixed Income ............   $  33.34       $ 101.67        $  172.30      $ 359.42
International Equity ..................   $  28.66       $  87.80        $  149.47      $ 315.47
High Yield Bond .......................   $  22.56       $  69.50        $  119.01      $ 254.97
StocksPLUS Growth and Income ..........   $  21.55       $  66.47        $  113.92      $ 244.67
Limited Maturity Bond .................   $  21.15       $  65.25        $  111.88      $ 240.51
Liquid Asset ..........................   $  21.15       $  65.25        $  111.88      $ 240.51

--------------------------------------------------------------------------------

 Division After Trust Consolidation     One Year     Three Years     Five Years      Ten Years
------------------------------------   ----------   -------------   ------------   ------------
Mid-Cap Growth* ....................    $ 24.76      $ 76.14         $ 130.11       $ 277.25
Growth & Income ....................    $ 26.06      $ 80.04         $ 136.61       $ 290.17
Research ...........................    $ 24.66      $ 75.84         $ 129.60       $ 276.25
Total Return .......................    $ 24.76      $ 76.14         $ 130.11       $ 277.25
Value + Growth .....................    $ 26.06      $ 80.04         $ 136.61       $ 290.17
Global Fixed Income**...............    $ 31.05      $ 94.91         $ 161.20       $ 338.20

--------------------------------------------------------------------------------
(*) The OTC Portfolio prior to Trust Consolidation.
(**) The International Fixed Income prior to Trust Consolidation.

The purpose of the Fee Table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. For purposes of computing the annual per Contract administrative charge, the dollar amounts shown in the examples are based on an Initial Premium of $40,000.

THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN, SUBJECT TO THE GUARANTEES UNDER THE CONTRACT.

--------------------------------------------------------------------------------
CONDENSED FINANCIAL AND OTHER INFORMATION

Index of Investment Experience

     The following table gives the index of investment experience for each Division of Account B available under the Contract. Information for the Growth Opportunities and Developing World Divisions is not available because they had not commenced operations as of December 31, 1997. The Divisions became available on October 1, 1997, and started with the index of investment experience as shown below, except for the Growth Opportunities and Developing World Divisions which became available for investment on February 19, 1998 and the High Yield Bond and StocksPLUS Growth and Income Divisions which became available for investment on May 1, 1998. The index of investment experience is equal to the value of a unit for each Division of the Accounts. The total investment value of each Division as of the end of 1997 is shown in the right hand columns.

                                   Index of Investment
                                        Experience           Total Investment Value
                                 ------------------------   -----------------------
                                                                  In Thousands
Division                                 Standard                   Standard
--------                                 --------                   ---------
                                   10/1/97      12/31/97            12/31/97
                                 -----------   ----------           ---------
Multiple Allocation                $ 20.55       $ 20.55             $  101
Fully Managed                      $ 19.49       $ 19.66             $  610
Capital Appreciation               $ 21.95       $ 22.05             $  277
Rising Dividends                   $ 19.30       $ 20.09             $1,205
All-Growth                         $ 15.42       $ 14.28             $  271
Real Estate                        $ 25.25       $ 25.48             $  302
Hard Assets                        $ 24.00       $ 20.57             $   84
Value Equity                       $ 18.85       $ 18.28             $  405
Strategic Equity                   $ 14.14       $ 14.31             $   97
Small Cap                          $ 13.85       $ 12.88             $  697
OTC                                $ 18.94       $ 18.52             $  518
Research                           $ 19.33       $ 18.87             $1,053
Total Return                       $ 15.82       $ 16.10             $1,305
Growth & Income                    $ 15.99       $ 15.41             $1,358
Value + Growth                     $ 15.18       $ 13.03             $1,414
Limited Maturity Bond              $ 15.72       $ 15.91             $  606
Liquid Asset                       $ 13.71       $ 13.83             $1,406
International Fixed Income         $ 11.99       $ 11.87             $   86
International Equity               $ 11.57       $  9.90             $  516

Financial Statements
The audited financial statements of Separate Account B for the years ended December 31, 1997 and 1996 (as well as the auditors' report thereon) appear in the Statement of Additional Information. The audited financial statements of Golden American prepared in accordance with generally accepted accounting principles for the years ended December 31, 1997, 1996 and 1995 (as well as the auditors' report thereon) are contained in the Prospectus.


Performance Related Information
Performance information for the Divisions of Account B, including the yields, standard annual total returns and other nonstandard measures of performance may appear in reports and promotional literature to current or prospective Owners. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Current yield for the Liquid Asset Division will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the Liquid Asset Division is calculated in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of earnings.

For the remaining Divisions, quotations of yield will be based on all investment income per unit (Accumulation Value divided by the index of investment experience, see Facts About the Contract, Measurement of Investment Experience, Index of Investment Experience and Unit Value) earned during a given 30-day period, less expenses accrued during the period ("net investment income"). Quotations of average annual total return for any Division will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Division), and will reflect the deduction of the applicable surrender charge, the administrative charge and the applicable mortality and expense risk charge. See Charges and Fees. Quotations of total return may simultaneously be shown for other periods that do not take into account certain contractual charges, such as the surrender charge.

Performance information for a Division may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue Money Market Institutional Averages, or other indices measuring performance of a pertinent group of securities so that investors may compare a Division's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other ratings services, including VARDS, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria; and (iii) the Consumer Price Index (measured for inflation) to assess the real rate of return from an investment in the Contract. Unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for administrative and management costs and expenses. Performance information for any Division reflects only the performance of a hypothetical Contract under which the Accumulation Value is allocated to a Division during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolio of the Series of the respective Trust in which the Division invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Divisions, see the Statement of Additional Information. Reports and promotional literature may also contain other information including the ranking of any Division derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria.

--------------------------------------------------------------------------------
INTRODUCTION

The following information describes the Contract and the Accounts which fund the Contract, Account B and the Fixed Account. Account B invests in mutual fund portfolios of the Trusts. The Fixed Account contains all of the assets that support Owner Fixed Allocations which we credit with Guaranteed Interest Rates for the Guarantee Periods you select.
--------------------------------------------------------------------------------
FACTS ABOUT THE COMPANY AND THE ACCOUNTS

Golden American

Golden American Life Insurance Company ("Golden American" or the "Company") is a stock life insurance company organized under the laws of the State of Delaware and is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of Iowa") which, in turn, is a wholly owned subsidiary of ING Groep, N.V. ("ING"). Prior to December 30, 1993, Golden American was a Minnesota corporation. Prior to August 13, 1996, Golden American was a wholly owned indirect subsidiary of Bankers Trust Company. We are authorized to do business in all states, except New York, and the District of Columbia. In May 1996, we established a subsidiary, First Golden American Life Insurance Company of New York, which is authorized to do business in New York. We offer variable annuities and variable life insurance. Administrative services for the Contract are provided at our Customer Service Center, the address is shown on the cover.

Equitable of Iowa is the holding company for Equitable Life Insurance Company of Iowa, USG Annuity & Life Company, Locust Street Securities, Inc., Equitable American Insurance Company, Equitable of Iowa Securities Network, Inc., Directed Services, Inc. ("DSI"), and Golden American. On October 24, 1997, ING acquired all interest in Equitable of Iowa and its subsidiaries including Golden American. ING, based in the Netherlands, is a global financial services holding company with over $307.6 billion in assets. Equitable of Iowa and another ING affiliate own ING Investment Management, LLC, who assumed EISI's portfolio management responsibilities for the GCG Trust and the ESS Trust as of January 1, 1998.


The Trusts

The GCG Trust is an open-end management investment company, more commonly called a mutual fund. The GCG Trust's shares may also be available to certain separate accounts funding variable life insurance policies offered by Golden American. This is called "mixed funding."

The GCG Trust may also sell its shares to separate accounts of other insurance companies, both affiliated and not affiliated with Golden American. This is called "shared funding." After the GCG Trust receives the requisite order from the SEC, shares of the GCG Trust may also be sold to certain qualified pension and retirement plans.

The ESS Trust is also an open-end management investment company. The
ESS Trust's shares are not available to separate accounts of other insurance companies other than insurance companies affiliated with Equitable of Iowa such as Golden American.

The WP Trust is an open-end management investment company. The WP Trust's shares are available to separate accounts of life insurance companies including that of Equitable Life Insurance Company of Iowa, Golden American and to certain qualified pension and retirement plans.

The PIMCO Trust is also an open-end management investment company. The Series of the PIMCO Trust were designated to be used as investment vehicles by separate accounts of insurance companies, including Golden American, for both variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

Golden American does not anticipate any inherent difficulties arising from the mixed and/or shared funding or sales to pension or retirement plans by the GCG Trust or the PIMCO Trust. However, there is a possibility that, due to differences in tax treatment or other considerations, the interests of Contractowners of various contracts participating in the Trusts may conflict. The Board of Trustees of the GCG Trust and the PIMCO Trust, DSI, PIMCO and we and any other insurance companies participating in the Trusts are required to monitor events to identify any material conflicts that arise from the use of the GCG Trust and/or the PIMCO Trust for mixed and/or shared funding between various policy owners and pension and retirement plans. In the event of a material conflict, Golden American will take the necessary steps, including removing the Separate Account from that Trust, to resolve the matter. See the GCG Trust and PIMCO Trust prospectuses for more information.

You will find complete information about the Trusts, including the risks associated with each Series, in the accompanying Trusts' prospectuses. You should read them carefully in conjunction with this prospectus before investing. Additional copies of the Trusts' prospectuses may be obtained by contacting our Customer Service Center.

PROPOSED TRUST CONSOLIDATION
In an effort to consolidate the operations of the GCG Trust and the ESS Trust ("Trust Consolidation"), the affiliated insurance companies of Equitable of Iowa, including Golden American, filed an application with the SEC requesting permission via an order to substitute shares of each Series of the ESS Trust with shares of similar Series of the GCG Trust (the "Substitution"). The table below identifies the ESS Portfolios currently available under the Contract and the new GCG Series substituted for each.
Substitution of shares will reduce operating expenses and create larger economies of scale from which a further reduction of expenses is anticipated. Contractholders will benefit directly from any reduction of Trust expenses. CONTRACTHOLDERS WILL NOT BEAR ANY EXPENSE ASSOCIATED WITH THE SUBSTITUTION.

ESS TRUST REPLACED PORTFOLIO                GCG TRUST SUBSTITUTE SERIES
----------------------------                ---------------------------
OTC Portfolio                                     Mid-Cap Growth Series
Research Portfolio                                Research Series
Total Return Portfolio                            Total Return Series
Growth & Income Portfolio                         Growth & Income Series
Value + Growth Portfolio                     Value + Growth Series
International Fixed Income Portfolio         Global Fixed Income Series

Upon obtaining the requested order for substitution from the SEC, and subject to any required prior approval by applicable insurance authorities, the Companies will effect the Substitution by simultaneously placing an order for each Division to redeem the shares of the Series of the ESS Trust and an order for each Division to purchase shares of the designated respective Series of the GCG Trust. After the Trust Consolidation has occurred, Customer Service will send affected contractholders a notice within five days.

Separate Account B
All obligations under the Contract are general obligations of Golden American. Account B is a separate investment account used to support our variable annuity Contracts and for other purposes as permitted by applicable laws and regulations. The assets of Account B are kept separate from our general account and any other separate accounts we may have. We may offer other variable annuity Contracts investing in Account B which are not discussed in this prospectus. Account B may also invest in other series which are not available to the Contract described in this prospectus.

We own all the assets in Account B. Income and realized and unrealized gains or losses from assets in the account are credited to or charged against that account without regard to other income, gains or losses in our other investment accounts. As required, the assets in Account B are at least equal to the reserves and other liabilities of that account. These assets may not be charged with liabilities from any other business we conduct.

They may, however, be subject to liabilities arising from Divisions whose assets are attributable to other variable annuity Contracts supported by Account B. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account.

Account B was established on July 14, 1988 to invest in mutual funds, unit investment trusts or other investment portfolios which we determine to be suitable for the Contract's purposes. Account B is treated as a unit investment trust under Federal securities laws. It is registered with the SEC under the Investment Company Act of 1940 (the "1940 Act") as an investment company and meets the definition of a separate account under the Federal securities laws. It is governed by the laws of Delaware, our state of domicile, and may also be governed by the laws of other states in which we do business. Registration with the SEC does not involve any supervision by the SEC of the management or investment policies or practices of Account B.


Account B Divisions

Account B is divided into Divisions. Currently, each Division of Account B offered under this prospectus invests in a portfolio of the GCG Trust, the ESS Trust, the PIMCO Trust or the WP Trust. DSI serves as the Manager to each Series of the GCG Trust and the ESS Trust; Warburg serves as the investment adviser to the WP Trust; and PIMCO serves as Adviser to each Series of the PIMCO Trust. See the Trusts' prospectuses for details. The GCG Trust, the ESS Trust and DSI have retained several portfolio managers to manage the assets of the respective Series as indicated below. There may be restrictions on the amount of the allocation to certain Divisions based on state laws and regulations. The investment objectives of the various Series in the Trusts are described below. There is no guarantee that any portfolio or Series will meet its investment objectives. Meeting objectives depends on various factors, including, in certain cases, how well the portfolio managers anticipate changing economic and market conditions. Account B also has other Divisions investing in other series which are not available to the Contract described in this prospectus.

DSI and PIMCO provide the overall business management and administrative services necessary for the Series' operation and provide or procure the services and information necessary to the proper conduct of the business of the Series. See the Trusts' prospectuses for details.

DSI and PIMCO are responsible for providing or procuring, at their own expense, the services reasonably necessary for the ordinary operation of the Series of the GCG and PIMCO Trusts. The ESS and WP Trusts pay their own expenses. DSI and PIMCO do not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for assets), taxes (if any) paid by a Series of the GCG Trust or the PIMCO Trust, interest on borrowing, fees and expenses of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses. See the GCG and PIMCO Trusts' prospectuses for details.

The GCG and the ESS Trust, each pay DSI for its services a fee, payable monthly, based on the annual rates of the average daily net assets of the respective Series shown in the tables below. DSI (and not the Trusts) pays each portfolio manager a monthly fee for managing the assets of the respective Series. The WP Trust pays Warburg a fee for managing the International Equity Portfolio of the WP Trust.


The GCG Trust

Series Available Currently                      Fees (based on combined assets of the indicated groups of Series)
---------------------------------------------   ------------------------------------------------------------------
Multiple Allocation, Fully Managed, Capital     1.00% of first $750 million;
Appreciation, Rising Dividends, All-Growth,     0.95% of next $1.250 billion;
Real Estate, Hard Assets, Value Equity,         0.90% of next $1.5 billion; and
Strategic Equity, and Small Cap Series:         0.85% of amount in excess of $3.5 billion

Growth Opportunity Series(1)                    1.10% of first $250 million;
                                                1.05% of next $400 million;
                                                1.00% of next $450 million; and
                                                0.95% of amount in excess of $1.1 billion

Developing World Series:                        1.75% of average daily net assets

Limited Maturity Bond and                       0.60% of first $200 million;
Liquid Asset Series:                            0.55% of next $300 million; and
                                                0.50% of amount in excess of $500 million

--------------------------------------------------------------------------------
(1) After Trust Consolidation, the assets of the Growth Opportunity, the Growth & Income and the Value + Growth Series will be combined for the purposes of determining fees.

Series Added to the GCG Trust and
Available After Trust Consolidation     Fees (based on combined assets of the indicated groups of Series)
-------------------------------------   ------------------------------------------------------------------
Growth & Income and Value + Growth      1.10% of first $250 million;
 Series                                 1.05% of next $400 million;
                                        1.00% of next $450 million; and
                                        0.95% of amount in excess of $1.1 billion

Mid-Cap Growth,                         1.00% of first $250 million;
Total Return, and                       0.95% of next $400 million;
Research Series:                        0.90% of next $450 million; and
                                        0.85% of amount in excess of $1.1 billion

Global Fixed Income Series:             1.60%

--------------------------------------------------------------------------------
(1) After Trust Consolidation, the assets of the Growth Opportunity, the Growth & Income and Value + Growth Series will be combined for the purposes of determining fees.
--------------------------------------------------------------------------------
The ESS Trust

Series                                          Fees
---------------------------------------------   ------------------------------------------
OTC, Research, and Total Return Portfolios:     0.80% of first $300 million;
                                                0.55% of amount in excess of $300 million

Growth & Income Portfolio:                      0.95% of first $200 million;
                                                0.75% of amount in excess of $200 million

Value + Growth Portfolio:                       0.95% of first $500 million;
                                                0.75% of amount in excess of $500 million

International Fixed Income Portfolio:           0.85% of first $200 million;
                                                0.75% of next $300 million;
                                                0.60% of next $500 million;
                                                0.55% of next $1 billion;
                                                0.40% of amount in excess of $2 billion

--------------------------------------------------------------------------------
The WP Trust

Series                              Fees
---------------------------------   ----------------------------------
International Equity Portfolio:     1.00% of average daily net assets

--------------------------------------------------------------------------------
The PIMCO Trust pays PIMCO an advisory fee (see the table following) and an administrative fee of 0.25%, each payable monthly, based on the average daily net assets of each of the Series for managing the assets of the Series and for administering the Trust.

The PIMCO Trust

Series                                Advisory Fee
-----------------------------------   ----------
PIMCO High Yield Bond Portfolio:      0.50%
PIMCO StocksPLUS Growth and Income
 Portfolio:                           0.40%
--------------------------------------------------------------------------------

The following Divisions invest in designated Series of the GCG Trust.


MULTIPLE ALLOCATION DIVISION

Multiple Allocation Series
Objective -- The highest total return, consisting of capital appreciation and current income, consistent with the preservation of capital and elimination of unnecessary risk. Investments -- Investment in equity and debt securities and the use of certain sophisticated investment strategies and techniques. Portfolio Manager -- Zweig Advisors Inc.

FULLY MANAGED DIVISION

Fully Managed Series
Objective -- High total investment return over the long term, consistent with the preservation of capital and prudent investment risk.
Investments -- Pursues an active asset allocation strategy whereby investments are allocated, based upon an evaluation of economic and market trends and the anticipated relative total return available, among three asset classes -- debt securities, equity securities and money market instruments.
Portfolio Manager -- T. Rowe Price Associates, Inc.


CAPITAL APPRECIATION DIVISION

Capital Appreciation Series
Objective -- Long-term capital growth.
Investments -- Invests in common stocks and preferred stock that will be allocated among various categories of stocks referred to as "components" which consist of the following: (i) The Growth Component -- Securities that the portfolio manager believes have the following characteristics: stability and quality of earnings and positive earnings momentum; dominant competitive positions; and demonstrate above-average growth rates as compared to published S&P 500 earnings projections; and (ii) The Value Component -- Securities that the portfolio manager regards as fundamentally undervalued, i.e., securities selling at a discount to asset value and securities with a relatively low price/earnings ratio. The securities eligible for this component may include real estate stocks, such as securities of publicly owned companies that, in the portfolio manager's judgment, offer an optimum combination of current dividend yield, expected dividend growth, and discount to current real estate value. Portfolio Manager -- Chancellor LGT Asset Management, Inc.


RISING DIVIDENDS DIVISION

Rising Dividends Series
Objective -- Capital appreciation, with dividend income as a secondary objective.
Investments -- Investment in equity securities of high quality companies that meet the following four criteria: consistent dividend increases; substantial dividend increases; reinvested profits; and an under-leveraged balance sheet. Portfolio Manager -- Kayne Anderson Investment Management, LLC.


ALL-GROWTH DIVISION

All-Growth Series
Objective -- Capital appreciation.
Investments -- Investment in securities selected for their long-term growth prospects.
Portfolio Manager -- Pilgrim Baxter & Associates, Ltd.


REAL ESTATE DIVISION

Real Estate Series
Objective -- Capital appreciation, with current income as a secondary objective. Investments -- Investment in publicly traded equity securities of companies in the real estate industry listed on national exchanges or on the National Association of Securities Dealers Automated Quotation System.
Portfolio Manager -- EII Realty Securities, Inc.


HARD ASSETS DIVISION

Hard Assets Series
Objective -- Long-term capital appreciation.
Investments -- Investment in equity and debt securities of companies engaged in the exploration, development, production, management, and distribution of hard assets.
Portfolio Manager -- Van Eck Associates Corporation

VALUE EQUITY DIVISION
Value Equity Series
Objective -- Capital appreciation with a secondary objective of dividend income. Investments -- Investment primarily in equity securities of U.S. and foreign issuers which, when purchased, meet quantitative standards believed by the Portfolio Manager to indicate above average financial soundness and high intrinsic value relative to price.
Portfolio Manager -- Eagle Asset Management, Inc.


STRATEGIC EQUITY DIVISION
Strategic Equity Series
Objective -- Long-term capital appreciation.
Investments -- Investment primarily in equity securities based on various equity market timing techniques. The amount of the Series' assets allocated to equities shall vary from time to time to seek positive investment performance from advancing equity markets and to reduce exposure to equities when risk/reward characteristics are believed to be less attractive.
Portfolio Manager -- Zweig Advisors Inc.


SMALL CAP DIVISION
Small Cap Series
Objective -- Long-term capital appreciation.
Investments -- Investment primarily in equity securities of companies that, at the time of purchase, have a total market capitalization -- present market value per share multiplied by the total number of shares outstanding -- within the range of companies included in the Russell 2000 Growth Index.
Portfolio Manager -- Fred Alger Management, Inc.


GROWTH OPPORTUNITIES DIVISION Growth Opportunities Series
Objective -- Capital appreciation.
Investments -- Investment primarily in equity securities of domestic companies emphasizing companies with market capitalization of $1 billion or more. Portfolio Manager -- Montgomery Asset Management, LLC


DEVELOPING WORLD DIVISION
Developing World Series
Objective -- Capital appreciation
Investments -- Investment primarily in equity securities of companies in countries having economies and markets generally considered to be emerging or developing.
Portfolio Manager -- Montgomery Asset Management, LLC


LIMITED MATURITY BOND DIVISION
Limited Maturity Bond Series
Objective -- Highest current income consistent with low risk to principal and liquidity. Also seeks to enhance its total return through capital appreciation when market factors indicate that capital appreciation may be available without significant risk to principal.
Investments -- Investment primarily in a diversified portfolio of limited maturity debt securities. No individual security will at the time of purchase have a remaining maturity longer than seven years and the dollar-weighted average maturity of the Series will not exceed five years.
Portfolio Manager -- ING Investment Management, LLC

LIQUID ASSET DIVISION
Liquid Asset Series
Objective -- High level of current income consistent with the preservation of capital and liquidity. Investments -- Obligations of the U.S. Government and its agencies and instrumentalities; bank obligations; commercial paper and short-term corporate debt securities.
Term -- All issues maturing in less than one year.
Portfolio Manager -- ING Investment Management, LLC

The following Divisions invest in designated Series of the ESS Trust. After Trust Consolidation, they will invest in designated Series of the GCG Trust.


OTC DIVISION (At the time of Trust Consolidation, the OTC Division will be renamed the Mid-Cap Growth Division and it will then invest in the Mid-Cap Growth Series of the GCG Trust.)

OTC Portfolio
Objective -- Long-term growth of capital.
Investments -- Investment primarily in securities of companies that are traded principally on the over-the-counter (OTC) market.
Portfolio Manager -- Massachusetts Financial Services Company

After Trust Consolidation:     MID-CAP GROWTH DIVISION
                               Mid-Cap Growth Series of the GCG Trust
                               Objective -- Long-term growth of capital.
                               Investments --Investment primarily in equity securities with medium market capitalization.
                               Portfolio Manager --Massachusetts Financial Services Company

RESEARCH DIVISION

Research Portfolio
Objective -- Long term growth of capital and future income.
Investments -- Investment primarily in common stocks or securities convertible into common stocks of companies believed to possess better than average prospects for long-term growth.
Portfolio Manager -- Massachusetts Financial Services Company

After Trust Consolidation:     RESEARCH DIVISION
                               Research Series of the GCG Trust
                               Objective --Long-term growth of capital and future income.
                               Investments --Investment primarily in common stocks or securities convertible into common stocks of companies believed to possess better than average prospects for long-term growth.
                               Portfolio Manager --Massachusetts Financial Services Company

TOTAL RETURN DIVISION

Total Return Portfolio
Objective -- Above-average income consistent with prudent employment of capital.
Investments -- Investment primarily in equity securities.
Portfolio Manager -- Massachusetts Financial Services Company

After Trust Consolidation:     TOTAL RETURN DIVISION
                               Total Return Series of the GCG Trust
                               Objective --Above-average income consistent with prudent
                               employment of capital.
                               Investments --Investment primarily in equity securities.
                               Portfolio Manager -- Massachusetts Financial Services Company

GROWTH & INCOME DIVISION

Growth & Income Portfolio
Objective -- Long-term total return.
Investments -- Investment primarily in equity and debt securities, focusing on small- and mid-cap companies that offer potential appreciation, current income, or both.
Portfolio Manager -- Robertson, Stephens & Company Investment Management, L.P.

After Trust Consolidation:     GROWTH AND INCOME DIVISION
                               Growth & Income Series of the GCG Trust
                               Objective --Long-term total return.
                               Investments --Investment primarily in equity and
                               debt securities, focusing on small- and mid-cap
                               companies that offer potential appreciation,
                               current income, or both.
                               Portfolio Manager--Robertson, Stephens & Company
                               Investment Management, L.P.

VALUE + GROWTH DIVISION

Value + Growth Portfolio
Objective -- Capital appreciation.
Investments -- Investment primarily in mid-cap growth companies with favorable relationships between price/earnings ratios and growth rates. Mid-cap companies are those with market capitalizations ranging from $750 million to approximately $2 billion.
Portfolio Manager -- Robertson, Stephens & Company Investment Management, L.P.

After Trust Consolidation:     VALUE + GROWTH DIVISION
                               Value + Growth Series of the GCG Trust
                               Objective --Capital appreciation.
                               Investments --Investment primarily in mid-cap growth companies with favorable relationships between price/earnings ratios and growth rates. Mid-cap companies are those with market capitalizations ranging from $750 million to approximately $2.0 billion.
                               Portfolio Manager --Robertson, Stephens & Company Investment
                               Management, L.P.

INTERNATIONAL FIXED INCOME DIVISION (At the time of Trust Consolidation, the
                                    International Fixed Income Division will be renamed the Global Fixed Income Division and it will then invest in the Global Fixed Income Series of the GCG Trust.)

International Fixed Income Portfolio
Objective -- High total return.
Investments -- Investment in both domestic and foreign debt securities and related foreign currency transactions. The total return will be sought through a combination of current income, capital gains and gains in currency positions. Portfolio Manager -- Baring International Investment Limited.

After Trust Consolidation:     GLOBAL FIXED INCOME DIVISION
                               Global Fixed Income Series of the GCG Trust
                               Objective --High Total Return.
                               Investments --Investment in both domestic and foreign debt securities and related foreign currency transactions. The total return will be sought through a combination of current income, capital gains and gains in currency positions.
                               Portfolio Manager -- Baring International Investment Limited

The following Division invests in the designated Series of the WP Trust.


INTERNATIONAL EQUITY DIVISION

International Equity Portfolio
Objective -- Long-term capital appreciation.
Investments -- Investment primarily in a broadly diversified portfolio of equity securities of companies that have their principal business activities and interests outside of the United States.
Portfolio Manager -- Warburg, Pincus Asset Management, Inc.

The following Divisions invest in designated Series of the PIMCO Trust.

HIGH YIELD BOND DIVISION

PIMCO High Yield Bond Portfolio
Objective --Maximize total return.
Investments --Invests in at least 65% of its assets in a diversified portfolio of junk bonds rated at least B by Moody's Investor Services, Inc. or Standard & Poor's Ratings Services, a Division of the McGraw-Hill Cos., Inc., or, if unrated, determined by the Adviser to be of comparable quality.
Portfolio Manager -- PIMCO


STOCKSPLUS GROWTH AND INCOME DIVISION

PIMCO StocksPLUS Growth and Income Portfolio
Objective --Total return that exceeds the total return of the S&P 500. Investments --Invests in common stocks, options, futures, options on futures and swaps consistent with its portfolio management strategy to attempt to equal or exceed the performance of the S&P 500.
Portfolio Manager -- PIMCO


Changes Within Account B

We may from time to time make additional Divisions available. These Divisions will invest in investment portfolios we find suitable for the Contract. We also have the right to eliminate investment Divisions from Account B, to combine two or more Divisions, or to substitute a new portfolio for the portfolio in which a Division invests. A substitution may become necessary if, in our judgment, a portfolio no longer suits the purposes of the Contract. This may happen due to a change in laws or regulations, or a change in a portfolio's investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. In addition, we reserve the right to transfer assets of Account B, which we determine to be associated with the class of Contracts to which your Contract belongs, to another account. If necessary, we will get prior approval from the insurance department of our state of domicile before making such a substitution or transfer. We will also get any required approval from the SEC and any other required approvals before making such a substitution or transfer. We will notify you as soon as practicable of any proposed changes.

When permitted by law, we reserve the right to:

(1) deregister Account B under the 1940 Act;

(2) operate Account B as a management company under the 1940 Act if it is operating as a unit investment trust;

(3) operate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account;

(4) restrict or eliminate any voting rights as to Account B; and

(5) combine Account B with other accounts.

The Fixed Account
Premium payments may be allocated to the Fixed Account at the time of the Initial Premium payment or as subsequently made. Note certain restrictions may apply; see Crediting Premium Payments. In addition, all or part of your Accumulation Value may be transferred to the Fixed Account. Assets supporting amounts allocated to the Fixed Account are available to fund the claims of all classes of our customers, Owners and other creditors. Interests under your Contract relating to the Fixed Account are registered under the Securities Act of 1933 but the Fixed Account is not registered under the 1940 Act.

Selecting a Guarantee Period. You may select one or more Fixed Allocations with specified Guarantee Periods for investment. We currently offer Guarantee Periods with durations of 1, 3, 5, 7 and 10 years. We reserve the right at any time to decrease or increase the number of Guarantee Periods offered. Not all Guarantee Periods may be available for new allocations. Each Fixed Allocation will have a Maturity Date corresponding to the last day of the calendar month of the applicable Guarantee Period.

Your Accumulation Value in the Fixed Account equals the sum of your Fixed Allocations plus the interest credited thereto, as adjusted for any partial withdrawals, reallocations or other charges we may impose. Your Fixed Allocation will be credited with the Guaranteed Interest Rate in effect on the date we receive and accept your premium or reallocation of Accumulation Value. The Guaranteed Interest Rate will be credited daily to yield the quoted Guaranteed Interest Rate.

Guaranteed Interest Rates. Each Guarantee Period will have an interest rate that is guaranteed. We do not have a specific formula for establishing the Guaranteed Interest Rates for the different Guarantee Periods. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or reallocations of Accumulation Value under the Contracts. These amounts will be invested primarily in investment-grade fixed income securities including: securities issued by the United States Government or its agencies or instrumentalities, which issues may or may not be guaranteed by the United States Government; debt securities that have an investment grade rating, at the time of purchase, within the four highest grades assigned by Moody's Investor Services, Inc. (Aaa, Aa, A or Baa), Standard & Poor's Ratings Services, a Division of the McGraw-Hill Cos., Inc. (AAA, AA, A or BBB) or any other nationally recognized rating service; mortgage-backed securities collateralized by the Federal Home Loan Mortgage Association, the Federal National Mortgage Association or the Government National Mortgage Association, or that have an investment grade rating at the time of purchase within the four highest grades described above; other debt investments; commercial paper; and cash or cash equivalents. You will have no direct or indirect interest in these investments. We will also consider other factors in determining the Guaranteed Interest Rates, including regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends and competitive factors. We cannot predict or guarantee the level of future interest rates. However, no Fixed Allocation will ever have a Guaranteed Interest Rate of less than 3% per year.

We may offer interest rate specials from time to time during which times the interest rates declared for new premiums are higher than the base rate supported by current investment yields. Renewal rates for such rate specials will be derived from the base rate not the special rates initially declared. Such rate specials are offered at our discretion and only if you have a Fixed Allocation.

While the foregoing generally describes our investment strategy with respect to the Fixed Account, we are not obligated to invest according to any particular strategy, except as may be required by Delaware and other state insurance laws.


Transfers from a Fixed Allocation. You may transfer your Accumulation Value from a Fixed Allocation to one or more new Fixed Allocations with new Guarantee Periods of any length offered by us or to the Divisions of Account B. Unless you specify in writing the Fixed Allocations from which such transfers will be made, we will transfer amounts from the Fixed Allocations starting with the Guarantee Period nearest its Maturity Date, until we have honored your transfer request.

Transfers from a Fixed Allocation made within 30 days prior to the Maturity Date of the applicable Guarantee Period or pursuant to the dollar cost averaging program will not be subject to a Market Value Adjustment. All other transfers from your Fixed Allocations will be subject to a Market Value Adjustment. The minimum amount that can be transferred to or from any Fixed Allocation is $100. If a transfer request would reduce the Accumulation Value remaining in your Fixed Allocation to less than $100, we will treat such transfer request as a request to transfer the entire Accumulation Value in such Fixed Allocation.

At the end of a Fixed Allocation's Guarantee Period, you may transfer amounts in that Fixed Allocation to the Divisions and one or more new Fixed Allocations with Guarantee Periods of any length then offered by us. You may not, however, transfer amounts to any Fixed Allocation with a Guarantee Period that extends beyond your Annuity Commencement Date.

At least 30 calendar days prior to a Maturity Date of any of your Fixed Allocations, or earlier if required by state law, we will send you a notice of the Guarantee Periods then available. Prior to the Maturity Date of your Fixed Allocations you must notify us as to which Division or new Guarantee Period you have selected. If timely instructions are not received, we will transfer your Accumulation Value in the maturing Fixed Allocation to a Fixed Allocation with a Guarantee Period equal in length to the expiring Guarantee Period. If such Guarantee Period is not available or extends beyond your Annuity Commencement Date, we will transfer your Accumulation Value in the maturing Fixed Allocation to the next shortest Guarantee Period which does not extend beyond the Annuity Commencement Date. If no such Guarantee Period is available, we will transfer your Accumulation Value to the Specially Designated Division.

Partial Withdrawals from a Fixed Allocation. Prior to the Annuity Commencement Date and while your Contract is in effect, you may take partial withdrawals from the Accumulation Value in a Fixed Allocation by sending satisfactory notice to our Customer Service Center. You may make systematic withdrawals of interest earnings only from a Fixed Allocation under our Systematic Partial Withdrawal Option. (See, Partial Withdrawals, Systematic Partial Withdrawal Option.) Systematic withdrawals from a Fixed Allocation are not permitted if such Fixed Allocation participates in the dollar cost averaging program. Withdrawals from a Fixed Allocation taken within 30 days prior to the Maturity Date and systematic withdrawals are not subject to a Market Value Adjustment; however, a surrender charge may be imposed. Withdrawals may have federal income tax consequences, including a 10% penalty tax. See Surrender Charge, Surrender Charge for Excess Partial Withdrawals and Federal Tax Considerations.

If you specify a Fixed Allocation from which your partial withdrawal will be made, we will assess the partial withdrawal against that Fixed Allocation. If you do not specify the investment option from which the partial withdrawal will be taken, we will not assess your partial withdrawal against any Fixed Allocations unless the partial withdrawal exceeds the Accumulation Value in the Divisions of Account B. If there is no Accumulation Value in those Divisions, partial withdrawals will be deducted from your Fixed Allocations starting with the Guarantee Periods nearest their Maturity Dates until we have honored your request.

Market Value Adjustment. We will apply a Market Value Adjustment, determined by application of the formula described below, in the following circumstances: (i) whenever you make a withdrawal or transfer from a Fixed Allocation, other than withdrawals or transfers made within 30 days prior to the Maturity Date of the applicable Guarantee Period, systematic partial withdrawals, or pursuant to the dollar cost averaging program; and (ii) on the Annuity Commencement Date with respect to any Fixed Allocation having a Guarantee Period that does not end on or within 30 days after the Annuity Commencement Date.

The Market Value Adjustment is determined by multiplying the amount withdrawn, transferred or annuitized by the following factor:


                      (   1+I   ) N/365
                      (---------)          -1
                      (1+J+.0050)

Where "I" is the Index Rate for a Fixed Allocation as of the first day of the applicable Guarantee Period; "J" is the Index Rate for new Fixed Allocations with Guarantee Periods equal to the number of years (fractional years are rounded up to the next full year except in Pennsylvania) remaining in the Guarantee Period at the time of the withdrawal, transfer or annuitization; and "N" is the remaining number of days in the Guarantee Period at the time of the withdrawal, transfer or annuitization.

The Index Rate is the average of the Ask Yields for U.S. Treasury Strips as reported by a national quoting service for the applicable maturity. The average currently is based on the period from the 22nd day of the calendar month two months prior to the calendar month of the Index Rate determination to the 21st day of the calendar month immediately prior to the month of determination. The applicable maturity is the maturity date for these U.S. Treasury Strips on or next following the last day of the Guarantee Period. If the Ask Yields are no longer available, the Index Rate will be determined using a suitable replacement method approved where required.

We currently calculate the Index Rate once each calendar month. However, we reserve the right to calculate the Index Rate more frequently than monthly, but in no event will such Index Rate be based upon a period of less than 28 days.

The Market Value Adjustment may result in either an increase or decrease in the Accumulation Value of your Fixed Allocation. If a full surrender, transfer or annuitization from the Fixed Allocation has been requested, the balance of the Market Value Adjustment will be added to or subtracted from the amount surrendered, transferred or annuitized. If a partial withdrawal, transfer or annuitization has been requested, the Market Value Adjustment will be calculated on the total amount that must be withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds the Accumulation Value in the Fixed Allocation, such transaction will be considered a full surrender, transfer or annuitization. The Appendix contains several examples which illustrate the application of the Market Value Adjustment.


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--------------------------------------------------------------------------------
FACTS ABOUT THE CONTRACT


The Owner
You are the Owner. You are also the Annuitant unless another Annuitant is named in the application or enrollment form. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple Owners named, the age of the oldest Owner shall determine the Death Benefit.

Death of an Owner activates the Death Benefit provision. In the case of a sole Owner who dies prior to the Annuity Commencement Date, we will pay the Beneficiary the Death Benefit when due. The sole Owner's estate will be the Beneficiary if no Beneficiary designation is in effect, or if the designated Beneficiary has predeceased the Owner. In the case of a joint Owner of the Contract dying prior to the Annuity Commencement Date, we will designate the surviving Owner(s) as the Beneficiary(ies). This supersedes any previous Beneficiary designation.

In the case where the Owner is a trust and a beneficial Owner of the trust has been designated, the beneficial Owner will be treated as the Owner of the Contract solely for the purpose of determining the Death Benefit provisions. If a beneficial Owner is changed or added after the Contract Date, this will be treated as a change of Owner for purposes of determining the Death Benefit. See Change of Owner or Beneficiary.


The Annuitant
The Annuitant is the person designated by the Owner to be the measuring life in determining Annuity Payments. The Owner will receive the annuity benefits of the Contract if the Annuitant is living on the Annuity Commencement Date. If the Annuitant dies before the Annuity Commencement Date, and a contingent Annuitant has been named, the contingent Annuitant becomes the Annuitant (unless the Owner is not an individual, in which case the Death Benefit becomes payable). Once named, the Annuitant may not be changed at any time.

If there is no contingent Annuitant when the Annuitant dies prior to the Annuity Commencement Date, the Owner will become the Annuitant. The Owner may designate a new Annuitant within 60 days of the death of the Annuitant.

If there is no contingent Annuitant when the Annuitant dies prior to the Annuity Commencement Date and the Owner is not an individual, we will pay the Beneficiary the Death Benefit then due. The Beneficiary will be as provided in the Beneficiary designation then in effect. If no Beneficiary designation is in effect, or if there is no designated Beneficiary living, the Owner will be the Beneficiary. If the Annuitant was the sole Owner and there is no Beneficiary designation, the Annuitant's estate will be the Beneficiary.

Regardless of whether a Death Benefit is payable, if the Annuitant dies and any Owner is not an individual, such death will trigger application of the distribution rules imposed by Federal tax law.


The Beneficiary
The Beneficiary is the person to whom we pay Death Benefit proceeds and who becomes the successor Owner if the Owner dies prior to the Annuity Commencement Date. We pay Death Benefit proceeds to the primary Beneficiary (unless there are joint Owners, in which case death proceeds are payable to the surviving Owner(s)). See Proceeds Payable to the Beneficiary.

If the Beneficiary dies before the Annuitant or Owner, the Death Benefit proceeds are paid to the contingent Beneficiary, if any. If there is no surviving Beneficiary, we pay the Death Benefit proceeds to the Owner's estate.

One or more persons may be named as Beneficiary or contingent Beneficiary. In the case of more than one Beneficiary, unless otherwise specified, we will assume any Death Benefit proceeds are to be paid in equal shares to the surviving beneficiaries.


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You have the right to change beneficiaries during the Annuitant's lifetime unless you have designated an irrevocable Beneficiary. When an irrevocable Beneficiary has been designated, you and the irrevocable Beneficiary may have to act together to exercise certain rights and options under the Contract.

Change of Owner or Beneficiary
During the Annuitant's lifetime and while your Contract is in effect, you may transfer ownership of the Contract (if purchased in connection with a non-qualified plan) subject to our published rules at the time of the change. A change in Ownership may affect the amount of the Death Benefit and the guaranteed Death Benefit. You may also change the Beneficiary. To make either of these changes, you must send us written notice of the change in a form satisfactory to us. The change will take effect as of the day the notice is signed. The change will not affect any payment made or action taken by us before recording the change at our Customer Service Center. See Federal Tax Considerations, Assignments, Pledges and Gratuitous Transfers.

Availability of the Contract
We can issue a Contract if both the Annuitant and the Owner are not older than age 85.

Types of Contracts
Qualified Contracts. The Contract may be issued as an Individual Retirement Annuity or in connection with an individual retirement account or other qualified plan. In the latter cases, the Contract will be issued without an Individual Retirement Annuity endorsement, and the rights of the participant under the Contract will be affected by the terms and conditions of the particular individual retirement trust or custodial account, and by provisions of the Code and the regulations thereunder. For example, the individual retirement trust or custodial account will impose minimum distribution rules, which may require distributions to commence not later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2. For both Individual Retirement Annuities and individual retirement accounts, the minimum Initial Premium is $1,500.

IF THE CONTRACT IS PURCHASED TO FUND A QUALIFIED PLAN OTHER THAN A ROTH IRA, DISTRIBUTION MUST COMMENCE NOT LATER THAN APRIL 1ST OF THE CALENDAR YEAR FOLLOWING THE CALENDAR YEAR IN WHICH YOU ATTAIN AGE 70 1/2. IF YOU OWN MORE THAN ONE QUALIFIED PLAN, YOU SHOULD CONSULT YOUR TAX ADVISOR.

Non-Qualified Contracts. The Contract may fund any non-qualified plan. Non-qualified Contracts do not qualify for any tax-favored treatment other than the benefits provided for by annuities.

Your Right to Select or Change Contract Options
Before the Annuity Commencement Date, you may change the Annuity Commencement Date, frequency of Annuity Payments or the Annuity Option by sending a written request to our Customer Service Center. The Annuitant may not be changed at any time.

Premiums
You purchase the Contract with an Initial Premium. After the end of the Free Look Period, you may make additional premium payments. See Making Additional Premium Payments. The minimum Initial Premium is $5,000 for a non-qualified Contract and $1,500 for a qualified Contract.

You must receive our prior approval before making a premium payment that causes the Accumulation Value of all annuities that you maintain with us to exceed $1,000,000. We may change the minimum initial or additional premium requirements for certain group or sponsored arrangements or payroll deduction arrangements. See Group or Sponsored Arrangements.

Qualified Plans
For IRA Contracts, the annual premium on behalf of any individual Contract may not exceed $2,000. Provided your spouse does not make a contribution to an IRA, you may set up a spousal IRA even if your spouse has earned some compensation during the year. The maximum deductible amount for a spousal IRA program is the lesser of $2,250 or 100% of your compensation reduced by the contribution (if any) made by you for the taxable year to your own IRA. However, no more than $2,000 can go to either your or your spouse's IRA in any one year. For example, $1,750 may go to your IRA and $500 to your spouse's IRA. These maximums are not applicable if the premium is the result of a rollover from another qualified plan.


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For Roth IRA Contracts, the annual premium on behalf of any individual Contract, together with the total amount of any contributions you have made to any non-Roth IRAs (except for rollover contributions), may not exceed the lesser of $2,000 or 100% of your compensation. Contributions to a Roth IRA are subject to income limits. See IRA Contracts and Other Qualified Retirement Plans.

Where to Make Payments. Remit premium payments to our Customer Service Center. The address is shown on the cover. We will send you a confirmation notice.

Making Additional Premium Payments
You may make additional premium payments after the end of the Free Look Period. We can accept additional premium payments until either the Annuitant or Owner reaches the Attained Age of 85 under non-qualified plans. For qualified plans, no contributions may be made to an IRA Contract other than a Roth IRA for the taxable year in which you attain age 70 1/2 and thereafter (except for rollover contributions). The minimum additional premium we will accept is $100 for a non-qualified plan and $250 for a qualified plan.


Crediting Premium Payments
The Initial Premium will be accepted or rejected within two business days of receipt by us if accompanied by information sufficient to permit us to determine if we are able to issue a Contract. We may retain an Initial Premium for up to five business days while attempting to obtain information sufficient to enable us to issue the Contract. If we are unable to do so within five business days, the applicant or enrollee will be informed of the reasons for the delay and the Initial Premium will be returned immediately unless the applicant or enrollee consents to our retaining the Initial Premium until we have received the information we require. Thereafter, all additional premiums will be accepted on the day received.

In certain states we will also accept, by agreement with broker-dealers, transmittal of initial and additional premium payments by wire order from the broker-dealer to our Customer Service Center. Such transmittals must be accompanied by a simultaneous telephone facsimile or other electronic data transmission containing the essential information we require to open an account and allocate the premium payment. Contact our Customer Service Center to find out about state availability and broker-dealer requirements.

Upon our acceptance of premium payments received via wire order and accompanied by sufficient electronically transmitted data, we will issue the Contract, allocate the premium payment according to your instructions, and invest the payment at the value next determined following receipt. See Restrictions on Allocation of Premium Payments. Wire orders not accompanied by sufficient data to enable us to accept the premium payment may be retained for up to five business days while we attempt to obtain information sufficient to enable us to issue the Contract. If we are unable to do so, our Customer Service Center will inform the broker-dealer, on behalf of the applicant or enrollee, of the reasons for the delay and return the premium payment immediately to the broker-dealer for return to the applicant or enrollee, unless the applicant or enrollee specifically consents to allow us to retain the premium payment until our Customer Service Center receives the required information.


On the date we receive and accept your initial or additional premium payment:

(1) We allocate the Initial Premium among the Divisions and Fixed Allocations according to your instructions, subject to any restrictions. See Restrictions on Allocation of Premium Payments. For additional premium payments, the Accumulation Value will increase by the amount of the premium. If we do not receive instructions from you, the increase in the Accumulation Value will be allocated among the Divisions in proportion to the amount of Accumulation Value in each Division as of the date we receive and accept the additional premium payment. If there is no Accumulation Value in the Divisions, the increase in the Accumulation Value will be allocated to a Fixed Allocation with the shortest Guarantee Period then available.

(2) For an Initial Premium, we calculate your applicable Death Benefit. When an additional premium payment is made, we increase your Death Benefit.


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Following receipt and acceptance of the wire order and accompanying data, and investment of the premium payment, we will follow one of the two procedures set forth below. The one we follow is determined by state availability and the procedures of the broker-dealer which submitted the wire order.

(1) We will issue the Contract. However, until we have received and accepted a properly completed application or enrollment form, we reserve the right to rescind the Contract. If the form is not received within fifteen days of receipt of the premium payment, we will refund the Accumulation Value adjusted for any applicable Market Value Adjustment plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid. In these states, different rules will apply.

(2) Based on the information provided, we will issue the Contract. We will mail the Contract to you, together with an Application Acknowledgment Statement. You must execute the Application Acknowledgment Statement and return it to us at our Customer Service Center. Until we receive the executed Application Acknowledgment Statement, neither you nor the broker-dealer may execute any financial transactions with respect to the Contract unless such transactions are appropriately requested in writing by you.


Restrictions on Allocation of Premium Payments
We may require that an Initial Premium designated for a Division of Account B or the Fixed Account be allocated to the Specially Designated Division during the Free Look Period for Initial Premiums received from some states. After the Free Look Period, if your Initial Premium was allocated to the Specially Designated Division, we will transfer the Accumulation Value to the Divisions you previously selected based on the index of investment experience next computed for each Division. See Facts About the Contract, Measurement of Investment Experience, Index of Investment Experience and Unit Value. Initial premiums designated for the Fixed Account will be allocated to a Fixed Allocation with the Guarantee Period you have chosen; however, we reserve the right to allocate to the Specially Designated Division for the Free Look Period, then to your selected Fixed Allocations.


Your Right to Reallocate
You may reallocate your Accumulation Value among the Divisions and Fixed Allocations at the end of the Free Look Period. We currently do not assess a charge for allocation changes made during a Contract Year. We reserve the right, however, to assess a $25 charge for each allocation change after the twelfth allocation change in a Contract Year. We require that each reallocation of your Accumulation Value equal at least $100 or, if less, your entire Accumulation Value within a Division or Fixed Allocation. We reserve the right to limit, upon notice, the maximum number of reallocations you may make within a Contract Year. In addition, we reserve the right to defer the reallocation privilege at any time we are unable to purchase or redeem shares of a Trust. We also reserve the right to modify or terminate your right to reallocate your Accumulation Value at any time in accordance with applicable law. Reallocations from the Fixed Account are subject to the Market Value Adjustment unless taken as part of the dollar cost averaging program or within 30 days prior to the Maturity Date of the applicable Guarantee Period. To make a reallocation change, you must provide us with satisfactory notice at our Customer Service Center. All reallocation changes must be submitted by the earlier of 4:00 p.m. eastern time or the close of the New York Stock Exchange.

We reserve the right to limit the number of reallocations of your Accumulation Value among the Divisions and Fixed Allocations or refuse any reallocation request if we believe that: (a) excessive trading by you or a specific reallocation request may have a detrimental effect on unit values or the share prices of the underlying Series; or (b) we are informed by a Trust that the purchase or redemption of shares is to be restricted because of excessive trading or a specific reallocation or group of reallocations is deemed to have a detrimental effect on share prices of the respective Trust.

Where permitted by law, we may accept your authorization of third party reallocation on your behalf, subject to our rules. We may suspend or cancel such acceptance at any time. We will notify you of any such suspension or cancellation. We may restrict the Divisions and Fixed Allocations that will be


                                       27
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available to you for reallocations of premiums during any period in which you authorize such third party to act on your behalf. We will give you prior notification of any such restrictions. However, we will not enforce such restrictions if we are provided evidence satisfactory to us that: (a) such third party has been appointed by a court of competent jurisdiction to act on your behalf; or (b) such third party has been appointed by you to act on your behalf for all your financial affairs.

Some restrictions may apply based on the free look provisions of the state where the Contract is issued. See Your Right to Cancel or Exchange Your Contract.

Dollar Cost Averaging
If you have at least $1,200 of Accumulation Value in the Limited Maturity Bond Division, the Liquid Asset Division or a Fixed Allocation with a one year Guarantee Period, you may elect the dollar cost averaging program and have a specified dollar amount transferred from those Divisions or such Fixed Allocation on a monthly basis.

The main objective of dollar cost averaging is to attempt to shield your investment from short-term price fluctuations. Since the same dollar amount is transferred to other Divisions each month, more units are purchased in a Division if the value per unit is low and less units are purchased if the value per unit is high.

Therefore, a lower than average value per unit may be achieved over the long term. This plan of investing allows investors to take advantage of market fluctuations but does not assure a profit or protect against a loss in declining markets.

Dollar cost averaging may be elected at issue or at a later date. The minimum amount that may be transferred each month is $100. The maximum amount which may be transferred is equal to your Accumulation Value in the Limited Maturity Bond Division, the Liquid Asset Division or a Fixed Allocation with a one year Guarantee Period when you elect the dollar cost averaging program, divided by 12.

The transfer date will be the same calendar day each month as the Contract Date. The dollar amount will be allocated to the Divisions in which you are invested in proportion to your Accumulation Value in each Division unless you specify otherwise. If, on any transfer date, your Accumulation Value is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may change the transfer amount once each Contract Year, or cancel this program by sending satisfactory notice to our Customer Service Center at least seven days before the next transfer date. Any allocation under this program will not be included in determining if the excess allocation charge will apply. We currently do not permit transfers under the dollar cost averaging program from Fixed Allocations with other than one year Guarantee Periods. Transfers from a Fixed Allocation under the dollar cost averaging program will not be subject to a Market Value Adjustment. See, Market Value Adjustment. A Fixed Allocation may not participate simultaneously in both the dollar cost averaging program and the Systematic Partial Withdrawal Option.


What Happens if a Division is Not Available
When a distribution is made from an investment portfolio supporting a Division of Account B in which reinvestment is not available, we will allocate the distribution, unless you specify otherwise, to the Specially Designated Division.

Such a distribution can occur when (a) an investment portfolio matures, or (b) a distribution from a portfolio or Division cannot be reinvested in the portfolio or Division due to the unavailability of securities for acquisition. When an investment portfolio matures, we will notify you in writing 30 days in advance of that date. To elect an allocation of the distribution to other than the Specially Designated Division, you must provide satisfactory notice to us at least seven days prior to the date the portfolio matures. Such allocations are not counted for purposes of the number of free allocation changes permitted. When a distribution from a portfolio or Division cannot be reinvested in the portfolio due to the unavailability of securities for acquisition, we will notify you promptly after the allocation has


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occurred. If within 30 days you allocate the Accumulation Value from the
Specially Designated Divi- sion to other Divisions or Fixed Allocations of your choice, such allocations will not be included in determining if the excess allocation charge will apply.

Your Accumulation Value
Your Accumulation Value is the sum of the amounts in each of the Divisions and the Fixed Allocations in which you are invested, and is the amount available for investment at any time. You select the Divisions and Fixed Allocations to which to allocate your Accumulation Value. We adjust your Accumulation Value on each Valuation Date to reflect the Divisions' investment performance and interest credited to your Fixed Allocations, any additional premium payments or partial withdrawals since the previous Valuation Date, and on each Contract processing date to reflect any deduction of the annual Contract fee. Your Accumulation Value is applied to your choice of an Annuity Option on the Annuity Commencement Date subject to our published rules at such time. See Choosing an Income Plan.

Accumulation Value in Each Division
On the Contract Date. On the Contract Date, your Accumulation Value is allocated to each Division as you have specified, unless the Contract is issued in a state that requires the return of premium payments during the Free Look Period, in which case, the portion of your Initial Premium not allocated to a Fixed Allocation will be allocated to the Specially Designated Division during the Free Look Period. See Your Right to Cancel or Exchange Your Contract.

On Each Valuation Date. At the end of each subsequent Valuation Period, the amount of Accumulation Value in each Division will be calculated as follows:

(1) We take the Accumulation Value in the Division at the end of the preceding Valuation Period.

(2) We multiply (1) by the Division's net rate of return for the current Valuation Period.

(3) We add (1) and (2).

(4) We add to (3) any additional premium payments allocated to the Division during the current Valuation Period.

(5) We add or subtract allocations to or from that Division during the current Valuation Period.

(6) We subtract from (5) any partial withdrawals and any associated charges allocated to that Division during the current Valuation Period.

(7) We subtract from (6) the amounts allocated to that Division for:

    (a) any Contract fees; and

    (b) any charge for premium taxes.

All amounts in (7) are allocated to each Division in the proportion that (6) bears to the Accumulation Value in Account B, unless the Charge Deduction Division has been specified. See Charges Deducted from the Accumulation Value.

Measurement of Investment Experience
Index of Investment Experience and Unit Value. The investment experience of a Division is determined on each Valuation Date. We use an index to measure changes in each Division's experience during a Valuation Period. We set the index at $10 when the first investments in a Division are made, unless the underlying Series in which the Division invests has been available under other contracts for some period of time. See Condensed Financial Information, Index of Investment Experience, for the initial index value for each Division when the Division became available under the Contract. The index for a current Valuation Period equals the index for the preceding Valuation Period multiplied by the experience factor for the current Valuation Period.

We may express the value of amounts allocated to the Divisions in terms of units. We determine the number of units for a given amount on a Valuation Date by dividing the dollar value of that amount by the index of investment experience for that date. The index of investment experience is equal to the value of a unit.

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How We Determine the Experience Factor. For Divisions of Account B the
experience factor reflects the investment experience of the Series of the Trust in which a Division invests as well as the charges assessed against the Division for a Valuation Period. The factor is calculated as follows:

(1) We take the net asset value of the portfolio in which the Division invests at the end of the current Valuation Period.

(2) We add to (1) the amount of any dividend or capital gains distribution declared for the investment portfolio and reinvested in such portfolio during the current Valuation Period. We subtract from that amount a charge for our taxes, if any.

(3) We divide (2) by the net asset value of the portfolio at the end of the preceding Valuation Period.

(4) We subtract the applicable daily mortality and expense risk charge from each Division for each day in the Valuation Period.


(5) We subtract the daily asset based administrative charge from each Division for each day in the Valuation Period.

Calculations for Divisions investing in a Series are made on a per share basis.

Net Rate of Return for a Division. The net rate of return for a Division during a valuation period is the experience factor for that Valuation Period minus one.

Cash Surrender Value
Your Contract's Cash Surrender Value fluctuates daily with the investment results of the Divisions, interest credited to Fixed Allocations and any Market Value Adjustment. We do not guarantee any minimum Cash Surrender Value. On any date before the Annuity Commencement Date while the Contract is in effect, the Cash Surrender Value is calculated as follows:

(1) We take the Contract's Accumulation Value;

(2) We adjust (1) for any Market Value Adjustment;

(3) We deduct from (2) any surrender charge and any charge for premium taxes;
    and

(4) We deduct from (3) any charges incurred but not yet deducted.

Surrendering to Receive the Cash Surrender Value
The Contract may be surrendered by the Owner at any time while the Annuitant is living and before the Annuity Commencement Date.

A surrender will be effective on the date your written request and the Contract are received at our Customer Service Center. The Cash Surrender Value is determined and all benefits under the Contract will then be terminated, as of that date. For administrative purposes, we will reallocate your funds to the Specially Designated Division prior to processing the surrender. This reallocation will have no effect on the Cash Surrender Value. You may receive the Cash Surrender Value in a single sum payment or apply it under one or more Annuity Options. See The Annuity Options. We will usually pay the Cash Surrender Value within seven days but we may delay payment. See When We Make Payments.


Partial Withdrawals
Prior to the Annuity Commencement Date, while the Annuitant is living and the Contract is in effect, you may take partial withdrawals from the Accumulation Value by sending satisfactory notice to our Customer Service Center. Unless you specify otherwise, the amount of the withdrawal, including any surrender charge and Market Value Adjustment, will be taken in proportion to the amount of Accumulation Value in each Division in which you are invested. If there is no Accumulation Value in those Divisions, partial withdrawals will be deducted from your Fixed Allocations starting with the Guarantee Periods nearest their Maturity Dates until we have honored your request.


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There are three options available for selecting partial withdrawals, the
Conventional Partial Withdrawal Option, the Systematic Partial Withdrawal Option and the IRA Partial Withdrawal Option. All three options are described below. The maximum amount you may withdraw each Contract Year without incurring a surrender charge is described in Surrender Charge for Excess Partial Withdrawals. Partial withdrawals may not be repaid. A partial withdrawal request for an amount in excess of 90% of the Cash Surrender Value will be treated as a request to surrender the Contract.

Conventional Partial Withdrawal Option. After the Free Look Period, you may take conventional partial withdrawals. The minimum amount you may withdraw under this option is $100. A conventional partial withdrawal from a Fixed Allocation may be subject to a Market Value Adjustment.

Systematic Partial Withdrawal Option. This option may be elected at the time you apply for a Contract, or at a later date. This option may be elected to commence in a Contract Year where a conventional partial withdrawal has been taken. However, it may not be elected while the IRA Partial Withdrawal Option is in effect.

You may choose to receive systematic partial withdrawals on a monthly, quarterly, or annual basis from your Accumulation Value in the Divisions or the Fixed Allocations. The commencement of payments under this option may not be elected to start sooner than 28 days after the Contract Issue Date. You select the date when the withdrawals will be made but no later than the 28th day of the month. If no date is selected, the withdrawals will be made on the same calendar day of each month as the Contract Date.

You may select a dollar amount or a percentage of the Premium Payments not previously withdrawn as the amount of your withdrawal subject to the following maximums, but in no event can a payment be less than $100:

                   Frequency           Maximum
                   Monthly             0.833%
                   Quarterly            2.50%
                   Annual              10.00%

If a dollar amount is selected and the amount to be systematically withdrawn would exceed the applicable maximum percentage of your Premium Payments not previously withdrawn on the withdrawal date, the amount withdrawn will be reduced so that it equals such percentage. For example, if a $500 monthly withdrawal was elected and on the withdrawal date 0.833% of the Premium Payments not previously withdrawn equaled $300, the withdrawal amount would be reduced to $300. If a percentage is selected and the amount to be systematically withdrawn based on that percentage would be less than the minimum of $100, we would increase the amount to $100 provided it does not exceed the maximum percentage. If it is below the maximum percentage we will send the minimum. If it is above the maximum percentage we will send the amount and then cancel the option. For example, if you selected 0.67% to be systematically withdrawn on a monthly basis and that amount equaled $90, and since $100 is less than 0.833% of the Premium Payments not previously withdrawn, we would send $100. If 0.67% equaled $75, and since $100 is more than 0.833% of the Premium Payments not previously withdrawn we would send $75 and then cancel the option. In such a case, in order to receive systematic partial withdrawals in the future, you would be required to submit a new notice to our Customer Service Center.

Systematic Partial Withdrawals from Fixed Allocations are limited to interest earnings during the prior month, quarter, or year, depending on the frequency chosen. Systematic withdrawals are not subject to a Market Value Adjustment. A Fixed Allocation, however, may not participate simultaneously in both the dollar cost averaging program and the Systematic Partial Withdrawal Option.

You may change the amount or percentage of your withdrawal once each Contract Year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least seven days prior to the next scheduled withdrawal date. However, you may not change the amount or percentage of your withdrawals in any Contract Year during which you have previously taken a conventional partial withdrawal.

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IRA Partial Withdrawal Option. If you have an IRA Contract and will attain age
70 1/2 in the current calendar year, distributions may be made to you to satisfy requirements imposed by Federal tax law. IRA partial withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service rules governing mandatory distributions under qualified plans. See Federal Tax Considerations. We will send you a notice before your distributions commence, and you may elect this option at that time, or at a later date. You may not elect IRA partial withdrawals while the Systematic Partial Withdrawal Option is in effect. If you do not elect the IRA Partial Withdrawal Option, and distributions are required by Federal tax law, distributions adequate to satisfy the requirements imposed by Federal tax law may be made. Thus, if the Systematic Partial Withdrawal Option is in effect, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by Federal tax law.

You may choose to receive IRA partial withdrawals on a monthly, quarterly or annual frequency. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, the withdrawals will be made on the same calendar day of the month as the Contract Date.

At your request, we will determine the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the Statement of Additional Information. The minimum dollar amount you can withdraw is $100. At the time we determine the required partial withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the partial withdrawal amount is greater than the Accumulation Value, we will cancel the Contract and send you the amount of the Cash Surrender Value.

You may change the payment frequency of your withdrawals once each Contract Year or cancel this option at any time by sending us satisfactory notice to our Customer Service Center at least seven days prior to the next scheduled withdrawal date.

An IRA partial withdrawal in excess of the amount allowed under the Systematic Partial Withdrawal Option may be subject to a Market Value Adjustment.

Partial Withdrawals in General. CONSULT YOUR TAX ADVISOR REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING PARTIAL WITHDRAWALS. A partial withdrawal made before the taxpayer reaches age 59 1/2 may result in imposition of a tax penalty of 10% of the taxable portion withdrawn. See Federal Tax Considerations for more details.


Automatic Rebalancing
If you have at least $10,000 of Accumulation Value invested in the Divisions, you may elect to participate in our automatic rebalancing program. Automatic rebalancing provides you with an easy way to maintain the particular asset allocation that you and your financial advisor have determined are most suitable for your individual long-term investment goals. We do not charge a fee for participating in our automatic rebalancing program.

Under the program you may elect to have all your allocations among the Divisions rebalanced on a quarterly, semi-annual, or annual calendar basis. The minimum size of an allocation to a Division must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Account. The program may be used in conjunction with the systematic partial withdrawal option only where such withdrawals are taken pro rata. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the Free Look Period.

To participate in automatic rebalancing you must submit to our Customer Service Center written notice in a form satisfactory to us. We will begin the program on the last Valuation Date of the applicable calendar period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your Accumulation Value among the

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Divisions or if you make an additional premium payment or partial withdrawal on other than a pro rata basis. Additional premium payments and partial withdrawals effected on a pro rata basis will not cause the automatic rebalancing program to terminate.


Proceeds Payable to the Beneficiary
If the Owner or the Annuitant (when the Owner is other than an individual) dies prior to the Annuity Commencement Date, we will pay the Beneficiary the Death Benefit proceeds under the Contract. Such amount may be received in a single sum or applied to any of the Annuity Options. See The Annuity Options. If we do not receive a request to apply the Death Benefit proceeds to an Annuity Option, a single sum distribution will be made. Any distributions from non-qualified Contracts must comply with applicable Federal tax law distribution requirements.


Death Benefit
The Death Benefit payable at the death of the Owner or the Annuitant (if the Owner is other than an individual) is determined as follows. For Owners who are age 67 or younger at issue, the Death Benefit is the greatest of:

(1) The sum of any premiums paid less any withdrawals;

(2) The Accumulation Value;

(3) The highest Accumulation Value (plus subsequent premiums less subsequent withdrawals) on any Contract Anniversary on or before the Owner's death beginning with the eighth anniversary and continuing through to the last anniversary prior to the Owner's attained age 76; or

(4) Cash Surrender Value.

For Owners who are older than 67 but are age 75 or younger at issue, the Death Benefit is the greatest of:

(1) The sum of any premiums paid less any withdrawals;

(2) The Accumulation Value;

(3) The Accumulation Value (plus subsequent premiums less subsequent withdrawals) on the eighth Contract Anniversary but on or before the Owner's death; or

(4) Cash Surrender Value.

For Owners who are older than 75 at issue, the Death Benefit is the greater of the Accumulation Value or the Cash Surrender Value.

If there is a change of ownership, the age of the new Owner as of the date of change will be considered the Owner's Issue Age for the purpose of determining the new Death Benefit.

How to Claim Payments to Beneficiary. We must receive due proof of the death of the Owner or the Annuitant (if the Owner is other than an individual) (such as an official death certificate) at our Customer Service Center before we will make any payments to the Beneficiary. We will calculate the Death Benefit as of the date we receive due proof of death. The Beneficiary should contact our Customer Service Center for instructions.

Reports to Owners. We will send you a report once each calendar quarter within 31 days after the end of each calendar quarter. The report will show the Accumulation Value, the Cash Surrender Value, and the Death Benefit as of the end of the calendar quarter. The report will also show the allocation of your Accumulation Value as of such date and the amounts deducted from or added to the Accumulation Value since the last report. The report will also include any other information that may be currently required by the insurance supervisory official of the jurisdiction in which the Contract is delivered.


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We will also send you copies of any shareholder reports of the portfolios or securities in which Account B invests, as well as any other reports, notices or documents required by law to be furnished to Owners.

When We Make Payments
We will generally pay Death Benefit proceeds and the Cash Surrender Value within seven days after our Customer Service Center receives all the information needed to process the payment.

However, we may delay payment of amounts derived from the Divisions if it is not practical for us to value or dispose of shares of Account B because:

(1) The NYSE is closed for trading;

(2) The SEC determines that a state of emergency exists;

(3) An order or pronouncement of the SEC permits a delay for the protection of Owners; or,

(4) The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.

During such times, as to amounts allocated to the Divisions, we may delay:

(1) Determination and payment of any Cash Surrender Value;

(2) Determination and payment of any Death Benefit if death occurs before the Annuity Commencement Date;

(3) Allocation changes of the Accumulation Value; or,

(4) Application under an Annuity Option of the Accumulation Value.

We reserve the right to delay payment of amounts from the Fixed Account for up to six months.

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--------------------------------------------------------------------------------
CHARGES AND FEES

We deduct the charges described below to cover our cost and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for the distribution and administration of the Contracts, for providing the benefits payable thereunder and for bearing various risks thereunder. The amount of a charge will not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the administration charge collected may not fully cover all of the actual administrative expenses incurred by us. In the event there are any profits from fees and charges deducted under the Contract, including but not limited to mortality and expense risk charges, such profits could be used to finance distribution of the contracts.

Charge Deduction Division
You may specify at issue if you wish to have all charges against the Accumulation Value deducted from the Liquid Asset Division. We call this the Charge Deduction Division Option, and within this context refer to the Liquid Asset Division as the Charge Deduction Division. If you do not elect this option, or if the amount of the charges is greater than the amount in the Division, the charges will be deducted as discussed below. You may also choose to elect or cancel this option while the Contract is in force by sending satisfactory notice to our Customer Service Center.


Charges Deducted from the Accumulation Value
We invest the entire amount of the initial and any additional premium payments in the Divisions and the Fixed Allocations you select, subject to certain restrictions. See Restrictions on Allocation of Premium Payments. We then may deduct certain amounts from your Accumulation Value. We may reduce certain fees and charges, including any surrender, administration, and mortality and expense risk charges, under group or sponsored arrangements. See Group or Sponsored Arrangements. Unless you have elected the Charge Deduction Division, charges are deducted proportionately from all affected Divisions in which you are invested. If there is no Accumulation Value in those Divisions, we will deduct charges from your Fixed Allocations starting with the Guarantee Periods nearest their Maturity Dates until such charges have been paid. The charges we deduct are:

Surrender Charge. A contingent deferred sales charge ("Surrender Charge") is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken during the eight year period from the date we receive and accept such premium payment. The percentage of premium payments deducted at the time of surrender or excess partial withdrawal depends upon the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

                Complete Years Elapsed     Surrender
                 Since Premium Payment      Charge
                           0                  8%
                           1                  7%
                           2                  6%
                           3                  5%
                           4                  4%
                           5                  3%
                           6                  2%
                           7                  1%
                          8+                  0%

Subject to our rules and as described in the Contract, the surrender charge arising from a surrender or excess partial withdrawal will be waived in the following events:

(1) you begin receiving qualified extended medical care on or after the first Contract anniversary for at least 45 days during any continuous 60-day period, and your request for the surrender or withdrawal, together with all required proof of such qualified extended medical care, must be received at our Customer Service Center during the term of such care or within ninety days after the last day upon which you received such care.

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(2) you are first diagnosed by a qualifying medical professional, on or after the first Contract Anniversary, as having a Qualifying Terminal Illness. Written proof of terminal illness, satisfactory to us, must be received at our Customer Service Center. We reserve the right to require an examination by a physician of our choice.

See your Contract for more information. The waiver of surrender charge may not be available in all states.

Surrender Charge for Excess Partial Withdrawals. There is considered to be an excess partial withdrawal in any Contract Year in which the amount withdrawn exceeds the sum of the following: (1) earnings (Accumulation Value less premium payments received, plus prior withdrawals) not previously withdrawn, but not less than zero; and (2) an amount (the "Free Amount") equal to 10% of premium payments not previously withdrawn, which were received within eight years prior to the date of withdrawal.

In determining the surrender charge on excess partial withdrawals, the withdrawals will occur in the following order: (1) earnings (as defined previously); (2) the Free Amount; (3) premium payments which were received more than eight years prior to the withdrawal and (4) premium payments which were received less than eight years prior to withdrawal.

Where you are receiving systematic partial withdrawals, any combination of conventional partial withdrawals taken and any systematic partial withdrawals expected to be received in a Contract Year will be considered in determining the amount of the excess partial withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we may impose a surrender charge and any associated premium tax. See Facts About the Contract, The Fixed Account, Market Value Adjustment. Such charges will be deducted from the Accumulation Value in proportion to the Accumulation Value in each Division or Fixed Allocation from which the excess partial withdrawal was taken. In instances where the excess partial withdrawal equals the entire Accumulation Value in each such Division or Fixed Allocation, charges will be deducted proportionately from all other Divisions and Fixed Allocations in which the Owner is invested.

For purposes of calculating the surrender charge for the excess partial withdrawal, (i) we treat premium payments as being withdrawn on a first-in first-out basis, and (ii) amounts withdrawn which are not considered an excess partial withdrawal are not treated as a withdrawal of any premium payments.

For example, the following assumes an Initial Premium payment of $10,000 and additional premium payments of $10,000 in each of the second and third Contract Years, for total premium payments under the Contract of $30,000. It also assumes a partial withdrawal at the beginning of the fifth Contract Year of 30% of the Accumulation Value of $35,000.

In this example, $8,000 (0.10 x $30,000 + $5,000 earnings) is the maximum partial withdrawal that may be withdrawn during the Contract Year without the imposition of a surrender charge. The total partial withdrawal would be $10,500 ($35,000 x .30). Therefore, $2,500 ($10,500-$8,000) is considered to be an excess partial withdrawal of a part of the Initial Premium payment of $10,000, and would be subject to a 4% surrender charge of $100 ($2,500 x .04). This example does not take into account any Market Value Adjustment or deduction of any premium taxes.

Premium Taxes. We make a charge for state and local premium taxes in certain states which can range from 0% to 3.5% of premium. The charge depends on the Owner's state of residence. We reserve the right to change this amount to conform with changes in the law or if the Owner changes state of residence.

Premium taxes are generally incurred on the Annuity Commencement Date and a charge for such premium taxes is then deducted from your Accumulation Value on such date. However, some jurisdictions impose a premium tax at the time that initial and additional premiums are paid, regardless of the Annuity Commencement Date. In those states we may initially defer collection of the amount of the charge for premium taxes from your Accumulation Value and deduct it against Accumulation Value on surrender of the Contract, excess partial withdrawals or on the Annuity Commencement Date.

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Administrative Charge. The administrative charge of $30 is incurred at the beginning of the Contract processing period and deducted at the end of each Contract processing period. We deduct this charge when determining the Cash Surrender Value payable if you surrender the Contract prior to the end of a Contract processing period.

Excess Allocation Charge. We currently do not assess a charge for allocation changes made during a Contract Year. We reserve the right, however, to assess a $25 charge for each allocation change after the twelfth allocation change in a Contract Year. This amount represents the maximum we will charge. The charge would be deducted from the Divisions and the Fixed Allocations from which each such reallocation is made in proportion to the amount being transferred from each such Division and Fixed Allocation unless you have chosen to use the Charge Deduction Division. Any allocations or transfers due to the election of dollar cost averaging and reallocation under the provision What Happens if a Division is Not Available will not be included in determining if the excess allocation charge should apply.


Charges Deducted from the Divisions
Mortality and Expense Risk Charge. The amount of the mortality and expense risk charge is equivalent, on an annual basis, to 1.25% of the assets in each Division. The charge is deducted on each Valuation Date at the rate of .003446% for each day in the Valuation Period.

Asset Based Administrative Charge. We will deduct a daily charge from the assets in each Division, to compensate us for a portion of the administrative expenses under the Contract. The daily charge is at a rate of 0.000411% (equivalent to an annual rate of 0.15%) on the assets in each Division.


Trust Expenses
There are fees and charges deducted from each Series of the Trusts. Please read the respective Trust prospectus for details.

--------------------------------------------------------------------------------
CHOOSING YOUR ANNUITIZATION OPTIONS

Annuitization of Your Contract
If the Annuitant and Owner are living on the Annuity Commencement Date, we will begin making payments to the Owner under an income plan. We will make these payments under the Annuity Option chosen. You may change an Annuity Option by making a written request to us at least 30 days prior to the Annuity Commencement Date of the Contract. The amount of the payments will be determined by applying your Accumulation Value adjusted for any applicable Market Value Adjustment on the Annuity Commencement Date in accordance with The Annuity Options section below, subject to our published rules at such time. See When We Make Payments.

You may also elect an Annuity Option on surrender of the Contract for its Cash Surrender Value or you may choose one or more Annuity Options for the payment of Death Benefit proceeds while it is in effect and before the Annuity Commencement Date. If, at the time of the Owner's death or the Annuitant's death (if the Owner is not an individual), no option has been chosen for paying Death Benefit proceeds, the Beneficiary may choose an option within 60 days. In all events, payments of Death Benefit proceeds must comply with the distribution requirements of applicable Federal tax law.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the Accumulation Value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

For each option we will issue a separate written agreement putting the option into effect. Before we pay any annuity benefits, we require the return of the Contract. If your Contract has been lost, we will require that you complete and return the applicable Contract form. Various factors will affect the level of annuity benefits including the Annuity Option chosen, the applicable payment rate used and the investment results of the Divisions and interest credited to the Fixed Allocations in which the Accumulation Value has been invested.


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Some annuity options may provide only for fixed payments. Fixed Annuity Payments are regular payments, the amount of which is fixed and guaranteed by us. The amount of the payments will depend only on the form and duration of payments chosen, the age of the Annuitant or Beneficiary (and sex, where appropriate), the total Accumulation Value applied to purchase the fixed option, and the applicable payment rate.


Our approval is needed for any option where:

(1) The person named to receive payment is other than the Owner or Beneficiary;

(2) The person named is not a natural person, such as a corporation; or

(3) Any income payment would be less than the minimum annuity income payment allowed.


Annuity Commencement Date Selection

You select the Annuity Commencement Date. You may select any date following the fifth Contract Anniversary but before the Contract Processing Date in the month following the Annuitant's 90th birthday, or 10 years from the contract date, if later. The elected Annuity Option must include a period certain of at least five years duration. If you do not select a date, the Annuity Commencement Date will be in the month following the Annuitant's 90th birthday, or 10 years from the contract date, if later. If the Annuity Commencement Date occurs when the Annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for Federal tax purposes. See Federal Tax Considerations. For a Contract purchased in connection with a qualified plan other than a Roth IRA, distribution must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2. Consult your tax advisor.


Frequency Selection

You choose the frequency of the Annuity Payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, the payments will be made monthly. There may be certain restrictions on minimum payments that we will allow.


The Annuitization Options

There are four options to choose from as shown below. Options 1 through 3 are fixed and option 4 may be fixed or variable. For a fixed option, the Accumulation Value in the Divisions is transferred to the general account.

Option 1. Income for a Fixed Period. Payment is made in equal installments for a fixed number of years based on the Accumulation Value as of the Annuity Commencement Date. We guarantee that each monthly payment will be at least the amount set forth in the Contract. Guaranteed amounts for annual, semi-annual and quarterly payments are available upon request. Illustrations are available upon request. If the Cash Surrender Value or Accumulation Value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the Owner reaches age 59 1/2.

Option 2. Income for Life. Payment is made in equal monthly installments and guaranteed for at least a period certain. The period certain can be 10 or 20 years. Other periods certain may be available on request. A refund certain may be chosen instead. Under this arrangement, income is guaranteed until payments equal the amount applied. If the person named lives beyond the guaranteed period, payments continue until his or her death. We guarantee that each payment will be at least the amount set forth in the Contract corresponding to the person's age on his or her last birthday before the option's effective date. Amounts for ages not shown in the Contract are available upon request.

Option 3. Joint Life Income. This option is available if there are two persons named to receive payments. At least one of the persons named must be either the Owner or Beneficiary of the Contract. Monthly payments are guaranteed and are made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available upon request.


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Option 4. Annuity Plan. An amount can be used to buy any single premium annuity we choose to offer as an annuitization option on the option's effective date.

Payment When Named Person Dies
When the person named to receive payment dies, we will pay any amounts still due as provided by the option agreement. The amounts still due are determined as follows:

(1) For option 1, or any remaining guaranteed payments under option 2, payments will be continued. Under options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. The discount interest rate is never less than 3% for option 1 and option 2 per year. We will, however, base the discount interest rate on the interest rate used to calculate the payments for options 1 and 2 if such payments were not based on the tables in the Contract.

(2) For option 3, no amounts are payable after both named persons have died.

(3) For option 4, the annuity agreement will state the amount due, if any.
--------------------------------------------------------------------------------
OTHER CONTRACT PROVISIONS

In Case of Errors in Application Information
If an age or sex given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or sex.

Sending Notice to Us. Any written notices, inquiries or requests should be sent to our Customer Service Center. Please include your name, your Contract number and, if you are not the Annuitant, the name of the Annuitant.

Assigning the Contract as Collateral. You may assign a non-qualified Contract as collateral security for a loan or other obligation. This does not change the Ownership. However, your rights and any Beneficiary's rights are subject to the terms of the assignment. See Assignments, Pledges and Gratuitous Transfers. An assignment may have Federal tax consequences. See Federal Tax Considerations.

You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

Non-Participating. The Contract does not participate in the divisible surplus of Golden American.

Authority to Make Agreements. All agreements made by us must be signed by our president or a vice president and by our secretary or an assistant secretary. No other person, including an insurance agent or broker, can change any of the Contract's terms, make any change to any of the Contract's terms, make any agreements binding on us or extend the time for premium payments.

Contract Changes -- Applicable Tax Law
We reserve the right to make changes in the Contract to the extent we deem it necessary to continue to qualify the Contract as an annuity. Any such changes will apply uniformly to all Contracts that are affected. You will be given advance written notice of such changes.

Your Right to Cancel or Exchange Your Contract
Cancelling Your Contract. You may cancel your Contract within your Free Look Period, which is ten days after you receive your Contract. For purposes of administering our allocation and administrative rules, we deem this period to expire 15 days after the Contract is mailed to you. Some states may require a longer Free Look Period. If you decide to cancel, you may mail or deliver the Contract to our Customer Service Center. We will refund the Accumulation Value adjusted for any Market Value Adjustment plus any charges we deducted, and the Contract will be voided as of the date we


                                       39
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receive the Contract and your request. Some states require that we return the premium paid. In these states, we require your premiums designated for investment in the Divisions of Account B be allocated to the Specially Designated Division during the Free Look Period. We currently allow premiums designated for the Fixed Account to be allocated to a Fixed Allocation with the Guarantee Period you have chosen; however, we reserve the right to require such premiums to allocate to the Specially Designated Division during the Free Look Period. If you do not choose to exercise your right to cancel during the Free Look Period, then at the end of the Free Look Period your money will be invested in the Divisions chosen by you, based on the index of investment experience next computed for each Division. The Free Look Period for qualified plans may vary by qualified plan type. The Free Look Period for replacement contracts may be longer in some states. See Facts About the Contract, Measurement of Investment Experience, Index of Experience and Unit Value.

Exchanging Your Contract. For information regarding exchanges under Section 1035 of the Internal Revenue Code of 1986, as amended, see Federal Tax
Considerations.


Other Contract Changes
You may change the Contract to another annuity plan subject to our rules at the time of the change.


Group Or Sponsored Arrangements
For certain group or sponsored arrangements, we may reduce any surrender, administration, and mortality and expense risk charges. We may also change the minimum initial and additional premium requirements, or offer a reduced Death Benefit. Group arrangements include those in which a trustee or an employer, for example, purchases Contracts covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows us to sell Contracts to its employees on an individual basis.

Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy Contracts or that have been in existence less than six months will not qualify for reduced charges.

We will make these and any similar reductions according to our rules in effect when an application or enrollment form for a Contract is approved. We may change these rules from time to time. Any variation in the administrative charge will reflect differences in costs or services and will not be unfairly discriminatory.


Selling the Contract
DSI is principal underwriter and distributor of the Contract as well as for other Contracts issued through Account B and other separate accounts of Golden American. We pay DSI for acting as principal underwriter under a distribution agreement. The offering of the Contract will be continuous.

DSI has entered into and will continue to enter into sales agreements with broker-dealers to solicit for the sale of the Contract through registered representatives who are licensed to sell securities and variable insurance products including variable annuities. These agreements provide that applications for Contracts may be solicited by registered representatives of the broker-dealers appointed by Golden American to sell its variable life insurance and variable annuities. These broker-dealers are registered with the SEC and are members of the National Association of Securities Dealers, Inc. ("NASD"). The registered representatives are authorized under applicable state regulations to sell variable life insurance and variable annuities. The writing agent will receive commissions the equivalent of up to 7.75% of any initial or additional premium payments made. Certain sales agreements may provide for a combination of a certain percentage of commission at the time of sale and an annual trail commission (which when combined could exceed 7.75% of total premium payments).


                                       40
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--------------------------------------------------------------------------------
REGULATORY INFORMATION

Voting Rights
Account B. We will vote the shares of a Trust owned by Account B according to your instructions. However, if the Investment Company Act of 1940 or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a Division by dividing the Contract's Accumulation Value in that Division by the net asset value of one share of the portfolio in which a Division invests. Fractional votes will be counted. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust's meeting. We will ask you for voting instructions by mail at least 10 days before the meeting.

If we do not get your instructions in time, we will vote the shares in the same proportion as the instructions received from all Contracts in that Division. We will also vote shares we hold in Account B which are not attributable to Owners in the same proportion.


State Regulation
We are regulated and supervised by the Insurance Department of the State of Delaware, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The variable Contract offered by this prospectus has been approved by the Insurance Department of the State of Delaware and by the Insurance Departments of other jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.


Legal Proceedings

The Company and its subsidiaries, like other insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time, there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on Separate Account B or the Company.


Legal Matters
The legal validity of the Contract described in this prospectus has been passed on by Myles R. Tashman, Esquire, Executive Vice President, General Counsel and Secretary of Golden American. Sutherland, Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to Federal securities laws.


Experts
The audited financial statements of Golden American Life Insurance Company and Separate Account B appearing or incorporated by reference in the Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing or incorporated by reference in the Statement of Additional Information and in the Registration Statement and are included or incorporated by reference in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

MORE INFORMATION ABOUT GOLDEN AMERICAN LIFE INSURANCE COMPANY

SELECTED FINANCIAL DATA
The following selected financial data prepared in accordance with generally accepted accounting principles ("GAAP") for Golden American should be read in conjunction with the financial statements and notes thereto included in this Prospectus.

On October 24, 1997, PFHI Holding, Inc. ("PFHI"), a Delaware Corporation, acquired all of the outstanding capital stock of Equitable of Iowa Companies ("Equitable of Iowa"), pursuant to a merger agreement among Equitable of Iowa, PFHI and ING Groep, N.V. On August 13, 1996, Equitable of Iowa acquired all of the outstanding capital stock of BT Variable, Inc., the parent of Golden American. For GAAP financial statement purposes, the merger was accounted for as a purchase effective October 25, 1997 and the change in control of Golden American through the acquisition of BT Variable, Inc. was accounted for as a purchase acquisition effective August 14, 1996. As a result, the GAAP financial data presented below for the period subsequent to October 24, 1997, are presented as the Post-Merger new basis of accounting, for the period August 14, 1996 through October 24, 1997, are presented as the Post-Acquisition basis of accounting, and for August 13, 1997 and prior periods are presented as the Pre-Acquisition basis of accounting.

                                        SELECTED GAAP BASIS FINANCIAL DATA
                                                 (IN THOUSANDS)
                                 POST-MERGER           POST-ACQUISITION
                                --------------|---------------- ---------------
                                FOR THE PERIOD| FOR THE PERIOD   FOR THE PERIOD
                                 OCTOBER 25,  |   JANUARY 1,      AUGUST 14,
                                1997 THROUGH  | 1997  THROUGH    1996 THROUGH
                                DECEMBER 31,  | OCTOBER 24,      DECEMBER 31,
                                     1997     |     1997             1996
                                --------------|---------------- ---------------
                                              |
Annuity and Interest                          |
 Sensitive Life                               |
 Product Charges .............   $     3,834  |   $18,288         $    8,768
Net Income before                             |
 Federal Income Tax ..........   $      (279) |   $  (608)        $      570
Net Income (Loss) ............   $      (425) |   $   729         $      350
Total Assets .................   $ 2,445,835  |      N/A          $1,677,899
Total Liabilities ............   $ 2,218,522  |      N/A          $1,537,415
Total Stockholder's Equity ...   $   227,313  |      N/A          $  140,484

                                            PRE-ACQUISITION
                       -------------------------------------------------------
                       FOR THE PERIOD
                      JANUARY 1, 1996
                          THROUGH      FOR THE FISCAL YEARS ENDED DECEMBER 31
                                   ------------------------------------------
                      AUGUST 13, 1996   1995       1994      1993     1992(a)
                      ---------------  ------     ------    ------   --------
Annuity and
  Interest
  Sensitive Life
  Product Charges ......  $12,259  $   18,388  $   17,519  $ 10,192  $    694
Net Income before
  Federal Income Tax ...  $ 1,736  $    3,364  $    2,222  $ (1,793) $   (508)
Net Income (Loss) ......  $ 3,199  $    3,364  $    2,222  $ (1,793) $   (508)
Total Assets ...........     N/A   $1,203,057  $1,044,760  $886,155  $320,539
Total Liabilities ......     N/A   $1,104,932  $  955,254  $857,558  $306,197
Total Stockholder's
  Equity ...............     N/A   $   98,125  $   89,506  $ 28,597  $ 14,342

(a) Results for 1992 are for the period September 30, 1992 (date of acquisition) to December 31, 1992.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

The purpose of this section is to discuss and analyze the Company's consolidated results of operations. In addition, some analysis and information regarding financial condition and liquidity and capital resources has also been provided. This analysis should be read in conjunction with the consolidated financial statements and related notes which appear elsewhere in this report. The Company reports financial results on a consolidated basis. The consolidated financial statements include the accounts of Golden American Life Insurance Company ("Golden American") and its wholly owned subsidiary, First Golden American Life Insurance Company of New York ("First Golden," and collectively with Golden American, the "Company").

BUSINESS ENVIRONMENT. The current business and regulatory environment remains challenging for the insurance industry. The variable annuity competitive environment is intense and is dominated by a number of large variable product companies with strong distribution, name recognition and wholesaling capabilities. Increasing competition from traditional insurance carriers as well as banks and mutual fund companies offer consumers many choices. However, overall demand for variable products remains strong for several reasons including: strong stock market performance over the last four years; relatively low interest rates; an aging U. S. population that is increasingly concerned about retirement and estate planning, as well as maintaining their standard of living in retirement; and potential reductions in government and employer-provided benefits at retirement as well as lower public confidence in the adequacy of those benefits.

In 1995, Golden American experienced a significant decline in sales, due to a number of factors. First, some portfolio managers performed poorly in 1993 and 1994. Second, as more products came to market the cost structure of the DVA product became less competitive. Third, because no fixed interest rate options were available in 1994 during the time of rising interest rates and flat or declining equity markets, market share was lost. Consequently, the Company took steps to respond to these business challenges. Several portfolio managers were replaced and new funds were added to give contractholders more options. In October of 1995, the Company introduced the Combination Deferred Variable and Fixed Annuity (GoldenSelect DVA Plus) and the GoldenSelect Genesis I and Genesis Flex life insurance products, and sales increased substantially. In October of 1997, Golden American introduced three new variable annuity products (GoldenSelect Access, GoldenSelect ES II and GoldenSelect Premium Plus), which have already contributed significantly to sales.

RESULTS OF OPERATIONS

MERGER. On October 23, 1997, Equitable of Iowa shareholders approved the Agreement and Plan of Merger ("Merger Agreement") dated as of July 7, 1997, among Equitable of Iowa, PFHI Holdings, Inc. ("PFHI"), and ING Groep, N.V. ("ING"). On October 24, 1997, PFHI, a Delaware corporation, acquired all of the outstanding capital stock of Equitable of Iowa pursuant to the Merger Agreement. PFHI is a wholly owned subsidiary of ING, a global financial services holding company based in The Netherlands. Equitable of Iowa, an Iowa corporation, in turn owned all the outstanding capital stock of Equitable Life Insurance Company of Iowa ("Equitable Life") and Golden American and their wholly owned subsidiaries. Equitable of Iowa also owned all the outstanding capital stock of Locust Street Securities, Inc., Equitable Investment Services, Inc., Directed Services, Inc.("DSI"), Equitable of Iowa Companies Capital Trust, Equitable of Iowa Companies Capital Trust II and Equitable of Iowa Securities Network, Inc. In exchange for the outstanding capital stock of Equitable of Iowa, ING paid total consideration of approximately $2.1 billion in cash and stock plus the assumption of approximately $400 million in debt according to the Merger Agreement. As a result of the merger, Equitable of Iowa was merged into PFHI which was simultaneously renamed Equitable of Iowa Companies, Inc. ("EIC" or "Parent").

For financial statement purposes, the change in control of the Company through the ING merger with EIC, was accounted for as a purchase effective October 25, 1997. This merger resulted in a new basis of accounting reflecting estimated fair values of assets and liabilities at that date. As a result, the Company's financial statements for the period subsequent to October 24, 1997, are presented on the Post-Merger new basis of accounting.

The purchase price was allocated to the companies mentioned previously. Goodwill of $1.4 billion was established for the excess of the merger cost over the fair value of the assets and liabilities of EIC with $151.1 million pushed down to the Company. The allocation of the purchase price to the Company was $227.5 million. The cost of the acquisition is preliminary as it relates to estimated expenses, and as a result, the allocation of the purchase price to the Company may change. Goodwill resulting from the merger is being amortized over 40 years on a straight-line basis. The carrying value will be reviewed periodically for any indication of impairment in value.

CHANGE IN CONTROL - Acquisition. On August 13, 1996, Equitable of Iowa acquired all of the outstanding capital stock of BT Variable, Inc. ("BT Variable") and its wholly owned subsidiaries Golden American and DSI. Subsequent to the acquisition, the BT Variable, Inc. name was changed to EIC Variable, Inc. On April 30, 1997, EIC Variable, Inc. was liquidated and its investments in Golden American and DSI were transferred to Equitable of Iowa while the remainder of its net assets were contributed to Golden American. On December 30, 1997, EIC Variable, Inc. was dissolved.

For financial statement purposes, the change in control of Golden American through the acquisition of BT Variable was accounted for as a purchase acquisition effective August 14, 1996. This acquisition resulted in a new basis of accounting reflecting estimated fair values of assets and liabilities at that date. As a result, the Company's financial statements for the period August 14, 1996 through October 24, 1997, are presented on the Post-Acquisition basis of accouting, while the financial statements for August 13, 1996 and prior periods are presented on the Pre-Acquisition historical cost basis of accounting.

The purchase price was allocated to the three companies purchased - BT Variable, DSI, and Golden American. Goodwill of $41.1 million was established for the excess of the acquisition cost over the fair value of the assets and liabilities and pushed down to Golden American. The acquisition cost was preliminary with respect to the final settlement of taxes with Bankers Trust Company and estimated expenses. At June 30, 1997, goodwill was increased by $1.8 million to adjust the value of a receivable existing at that date. The allocation of the purchase price to Golden American was approximately $139.9 million. Goodwill resulting from the acquisition was being amortized over 25 years on a straight-line basis.

1997 COMPARED TO 1996
The following analysis combines Post-Merger and Post-Acquisition activity for 1997 and Post-Acquisition and Pre-Acquisition activity for 1996 for comparison purposes. Such a comparison does not recognize the impact of the purchase accounting and goodwill amortization except for the periods after August 13, 1996.

PREMIUMS

                          POST-MERGER           COMBINED       POST-ACQUISITION
                      __________________________________________________________
                          For the period |      For the year |   For the period
                        October 25, 1997 |             ended |  January 1, 1997
                                 through | December 31, 1997 |          through
                       December 31, 1997 |          Combined | October 24, 1997
_________________________________________| __________________| _________________
                                          (Dollars in millions)
                                         |                   |
Variable annuity                         |                   |
 premiums:                               |                   |
 Separate account                 $111.0 |            $291.2 |           $180.2
 Fixed account                      60.9 |             318.0 |            257.1
                      ___________________| __________________| _________________
                                   171.9 |             609.2 |            437.3
Variable life premiums               1.2 |              15.6 |             14.4
                      ___________________| __________________| _________________
Total premiums                    $173.1 |            $624.8 |           $451.7
                      ==========================================================

                       POST-ACQUISITION         COMBINED        PRE-ACQUISITION
                      __________________________________________________________
                          For the period |      For the year |   For the period
                         August 14, 1996 |             ended |  January 1, 1996
                                 through | December 31, 1996 |          through
                       December 31, 1996 |          Combined |  August 13, 1996
_________________________________________| __________________| _________________
                                          (Dollars in millions)
                                         |                   |
Variable annuity                         |                   |
 premiums:                               |                   |
 Separate account                  $51.0 |            $182.4 |           $131.4
 Fixed account                     118.3 |             245.3 |            127.0
                      ___________________| __________________| _________________
                                   169.3 |             427.7 |            258.4
Variable life premiums               3.6 |              14.1 |             10.5
                      ___________________| __________________| _________________
Total premiums                    $172.9 |            $441.8 |           $268.9
                      ==========================================================


Variable annuity separate account and variable life premiums increased 59.6% and 10.1%, respectively in 1997. During 1997, stock market returns, a relatively low interest rate environment and flat yield curve have made returns provided by variable annuities and mutual funds more attractive than fixed rate products such as certificates of deposits and fixed annuities. The fixed account portion of the Company's variable annuity premiums increased 29.7% in 1997 due to the Company's marketing emphasis on fixed rates during the second and third quarters. Premiums, net of reinsurance, for variable products from six significant broker/dealers for the year ended December 31, 1997, totaled $445.3 million, or 71% of premiums ($298.0 million or 67% from two significant broker/dealers for the year ended December 31, 1996).

REVENUES

                          POST-MERGER          COMBINED        POST-ACQUISITION
                      __________________________________________________________
                          For the period |      For the year|    For the period
                        October 25, 1997 |             ended|   January 1, 1997
                                 through | December 31, 1997|           through
                       December 31, 1997 |          Combined|  October 24, 1997
_________________________________________| _________________| __________________
                                          (Dollars in millions)
                                         |                  |
Annuity and interest                     |                  |
 sensitive life                          |                  |
 product charges                    $3.8 |            $22.1 |             $18.3
Management fee revenue               0.5 |              2.8 |               2.3
Net investment income                5.1 |             26.8 |              21.7
Realized gains (losses)                  |                  |
 on investments                       -- |              0.1 |               0.1
Other income                         0.3 |              0.7 |               0.4
                      ___________________| _________________| __________________
                                    $9.7 |            $52.5 |             $42.8
                      ==========================================================

                       POST-ACQUISITION        COMBINED        PRE-ACQUISITION
                      __________________________________________________________
                          For the period |      For the year|    For the period
                         August 14, 1996 |             ended|   January 1, 1996
                                 through | December 31, 1996|           through
                       December 31, 1996 |          Combined|   August 13, 1996
_________________________________________| _________________| __________________
                                          (Dollars in millions)
                                         |                  |
Annuity and interest                     |                  |
 sensitive life                          |                  |
 product charges                    $8.8 |            $21.0 |             $12.2
Management fee revenue               0.9 |              2.3 |               1.4
Net investment income                5.8 |             10.8 |               5.0
Realized gains (losses)                  |                  |
 on investments                       -- |             (0.4)|              (0.4)
Other income                         0.5 |              0.6 |               0.1
                      ___________________| _________________| __________________
                                   $16.0 |            $34.3 |             $18.3
                      ==========================================================

Total revenues increased 53.3%, or $18.2 million, to $52.5 million in 1997. Annuity and interest sensitive life product charges increased 5.2%, or $1.1 million in 1997 due to additional fees earned from the increasing block of business under management in the Separate Accounts and an increase in the collection of surrender charges.

Golden American provides certain managerial and supervisory services to DSI. This fee, calculated as a percentage of average assets in the variable separate accounts, was $2.8 million for 1997 and $2.3 million for 1996.

Net investment income increased 148.3%, or $16.0 million, to $26.8 million in 1997 from $10.8 million in 1996 due to growth in invested assets. During 1997, the Company had net realized gains on the disposal of investments, which were the result of voluntary sales, of $0.1 million compared to net realized losses of $0.4 million in 1996.

EXPENSES

                           POST-MERGER         COMBINED       POST-ACQUISITION
                        _______________________________________________________
                           For the period|      For the year|   For the period
                         October 25, 1997|             ended|  January 1, 1997
                                  through| December 31, 1997|          through
                        December 31, 1997|          Combined| October 24, 1997
_________________________________________| _________________| _________________
                                          (Dollars in millions)
                                         |                  |
Insurance benefits                       |                  |
 and expenses:                           |                  |
 Annuity and interest                    |                  |
  sensitive life benefits:               |                  |
  Interest credited to                   |                  |
   account balances                 $7.4 |            $26.7 |            $19.3
  Benefit claims incurred                |                  |
   in excess of account                  |                  |
   balances                           -- |              0.1 |              0.1
 Underwriting, acquisition               |                  |
  and insurance expenses:                |                  |
  Commissions                        9.4 |             36.3 |             26.9
  General expenses                   3.4 |             17.3 |             13.9
  Insurance taxes                    0.5 |              2.3 |              1.8
  Policy acquisition costs               |                  |
   deferred                        (13.7)|            (42.7)|            (29.0)
  Amortization:                          |                  |
   Deferred policy                       |                  |
    acquisition costs                0.9 |              2.6 |              1.7
   Present value of in                   |                  |
    force acquired                   0.9 |              6.1 |              5.2
   Goodwill                          0.6 |              2.0 |              1.4
                        _________________| _________________| _________________
                                    $9.4 |            $50.7 |            $41.3
                        =======================================================






                        POST-ACQUISITION       COMBINED        PRE-ACQUISITION
                        _______________________________________________________
                           For the period|      For the year|   For the period
                          August 14, 1996|             ended|  January 1, 1996
                                  through| December 31, 1996|          through
                        December 31, 1996|          Combined|  August 13, 1996
_________________________________________| _________________| _________________
                                          (Dollars in millions)
                                         |                  |
Insurance benefits                       |                  |
 and expenses:                           |                  |
 Annuity and interest                    |                  |
  sensitive life benefits:               |                  |
  Interest credited to                   |                  |
   account balances                 $5.7 |            $10.1 |             $4.4
  Benefit claims incurred                |                  |
   in excess of account                  |                  |
   balances                          1.3 |              2.2 |              0.9
 Underwriting, acquisition               |                  |
  and insurance expenses:                |                  |
  Commissions                        9.9 |             26.5 |             16.6
  General expenses                   5.9 |             15.3 |              9.4
  Insurance taxes                    0.7 |              1.9 |              1.2
  Policy acquisition costs               |                  |
   deferred                        (11.7)|            (31.0)|            (19.3)
  Amortization:                          |                  |
   Deferred policy                       |                  |
    acquisition costs                0.2 |              2.6 |              2.4
   Present value of in                   |                  |
    force acquired                   2.7 |              3.7 |              1.0
   Goodwill                          0.6 |              0.6 |               --
                        _________________| _________________| _________________
                                   $15.3 |            $31.9 |            $16.6
                        =======================================================

Total insurance benefits and expenses increased 59.3%, or $18.8 million, in 1997 from $31.9 million in 1996. Interest credited to account balances increased 164.4%, or $16.6 million, in 1997 as a result of higher account balances associated with the Company's fixed account option within its variable products.

Commissions increased 37.3%, or $9.8 million, in 1997 from $26.5 million in 1996. Insurance taxes increased 23.3%, or $0.4 million, in 1997 from $1.9 million in 1996. Increases and decreases in commissions and insurance taxes are generally related to changes in the level of variable product sales. Insurance taxes are also impacted by several other factors which include an increase in FICA taxes primarily due to bonuses and an increase in state licenses and fees. Most costs incurred as the result of new sales have been deferred, thus having very little impact on earnings.

General expenses increased 12.6%, or $2.0 million, in 1997 from $15.3 million in 1996 due in part to certain expenses associated with the merger occurring on October 24, 1997. In addition, the Company uses a network of wholesalers to distribute its products and the salaries of these wholesalers are included in general expenses. The portion of these salaries and related expenses which vary with sales production levels are deferred, thus having little impact on earnings. This increase in general expenses was partially offset by reimbursements received from Equitable Life, an affiliate, for certain advisory, computer and other resources and services provided by Golden American. Management expects general expenses to continue to increase in 1998 as a result of the emphasis on expanding the salaried wholesaler distribution network.

During the second quarter of 1997, present value of in force acquired ("PVIF") was unlocked by $2.3 million to reflect narrower current spreads than the gross profit model assumed. The Company's deferred policy acquisition costs ("DPAC"), previous balance of PVIF and unearned revenue reserve, as of the merger date, were eliminated and an asset of $44.3 million representing PVIF was established for all policies in force at the merger date. The amortization of PVIF and DPAC increased $2.4 million, or 37.1%, in 1997. Based on current conditions and assumptions as to the impact of future events on acquired policies in force, the expected approximate net amortization for the next five years, relating to the PVIF as of December 31, 1997, is $6.2 million in 1998, $6.0 million in 1999, $5.6 million in 2000, $5.0 million in 2001 and $4.2 million in 2002. Certain expense estimates inherent in the cost of the merger may change resulting in changes of the allocation of the purchase price. If changes occur, the impact could result in changes to PVIF and the related amortization and deferred taxes. Actual amortization may vary based upon changes in assumptions and experience. The elimination of the unearned revenue reserve related to in force acquired at the merger/acquisition dates will result in lower annuity and interest sensitive life product charges compared to pre-merger/pre-acquisition levels.

Amortization of goodwill for the year ended December 31, 1997 totaled $2.0 million compared to $0.6 million for the year ended December 31, 1996. Goodwill resulting from the merger is being amortized on a straight-line basis over 40 years and is expected to total approximately $3.8 million annually.

Interest expense on the $25 million surplus note issued December 1996 was $2.0 million for the year ended December 31, 1997. Interest on any line of credit borrowings was charged at the rate of Equitable of Iowa's monthly average aggregate cost of short-term funds plus 1.00%. During 1997, the Company paid $0.6 million to Equitable of Iowa for interest on the line of credit.

NET INCOME. Net income on a combined basis for 1997 was $0.3 million, a decrease of $3.2 million, or 91.4%, from 1996.

1996 Compared to 1995
The following analysis combines the Post-Acquisition and Pre-Acquisition activity for 1996 in order to compare the results to 1995. Such a comparison does not recognize the impact of the purchase accounting and goodwill amortization except for the period after August 13, 1996.


PREMIUMS

                               POST-      |
                            ACQUISITION   |   COMBINED   |       PRE-ACQUISITION
                          --------------- | ------------ | ----------------------------
                          FOR THE PERIOD  | FOR THE YEAR |
                          AUGUST 14, 1996 |    ENDED     | FOR THE PERIOD  FOR THE YEAR
                              THROUGH     | DECEMBER 31, | JANUARY 1,1996     ENDED
                           DECEMBER 31,   |     1996     |     THROUGH     DECEMBER 31,
                               1996       |   COMBINED   | AUGUST 13, 1996     1995
                          --------------- | ------------ | --------------- ------------
                                          |  (DOLLARS IN | MILLIONS)
                                          |              |
Variable annuity                          |              |
 premiums...............       $169.3     |    $427.6    |     $258.4         $110.6
Variable life premiums..          3.6     |      14.1    |       10.5            5.1
                               ------     |    --------  |     ------         ------
 Total premiums.........       $172.9     |    $441.7    |     $268.9         $115.7
                               ======     |    ========  |     ======         ======

Variable annuity premiums increased 286.4%, or $317.0 million, in 1996, and variable life premiums increased 176.2%, or $9.0 million, in 1996. Strong stock market returns, a relatively low interest rate environment and flat yield curve have made returns provided by variable annuities and mutual funds more attractive than fixed rate products such as certificates of deposits and fixed annuities. During 1995, the fund offerings underlying Golden American's variable products were improved and a fixed account option was added. These changes and the current environment have contributed to the significant growth in the Company's variable annuity premiums from 1995. Premiums, net of reinsurance, for variable products from two significant sellers for the year ended
December 31, 1996, totaled $298.0 million, or 67% of premiums.

REVENUES

                               POST-      |
                            ACQUISITION   |   COMBINED   |       PRE-ACQUISITION
                          --------------- | ------------ | ----------------------------
                          FOR THE PERIOD  | FOR THE YEAR |
                          AUGUST 14, 1996 |    ENDED     | FOR THE PERIOD  FOR THE YEAR
                              THROUGH     | DECEMBER 31, | JANUARY 1, 1996    ENDED
                           DECEMBER 31,   |     1996     |     THROUGH     DECEMBER 31,
                               1996       |   COMBINED   | AUGUST 13, 1996     1995
                          --------------- | ------------ | --------------- ------------
                                                (DOLLARS IN MILLIONS)
Annuity and interest                      |              |
 sensitive life product                   |              |
 charges................       $ 8.8      |    $21.0     |      $12.2         $18.4
Management fee revenue..         0.9      |      2.2     |        1.4           1.0
Net investment income...         5.8      |     10.8     |        5.0           2.8
Realized gains (losses)                   |              |
 on investments.........          --      |     (0.4)    |       (0.4)          0.3
Other income............         0.5      |      0.6     |        0.1           0.1
                               -----      |    -----     |       ----          ----
                               $16.0      |    $34.3     |      $18.3         $22.6
                               =====      |    =====     |       ====         =====

Total revenues increased 51.9%, or $11.7 million, to $34.3 million in 1996. Annuity and interest sensitive life product charges increased 14.4%, or $2.6 million in 1996. The increase is due to additional fees earned from the increasing block of business under management in the Separate Accounts and an increase in the collection of surrender charges partially offset by a decrease in the revenue recognition of net distribution fees.

Golden American provides certain managerial and supervisory services to DSI. This fee, calculated as a percentage of average assets in the variable separate accounts, was $2.3 million for 1996 and $1.0 million for 1995.

Net investment income increased 282.7%, or $8.0 million, to $10.8 million in 1996 from $2.8 million in 1995. This increase resulted from growth in invested assets. During 1996, the Company had realized losses on the disposal of investments, which were the result of voluntary sales, of $0.4 million compared to realized gains of $0.3 million in 1995.

EXPENSES

                                             POST-      |
                                          ACQUISITION   |   COMBINED   |       PRE-ACQUISITION
                                        --------------- | ------------ | -----------------------------
                                         FOR THE PERIOD | FOR THE YEAR | FOR THE PERIOD
                                        AUGUST 14, 1996 |    ENDED     | JANUARY 1, 1996 FOR THE YEAR
                                            THROUGH     | DECEMBER 31, |    THROUGH          ENDED
                                         DECEMBER 31,   |     1996     |  AUGUST 13,      DECEMBER 31,
                                             1996       |   COMBINED   |      1996           1995
                                        --------------- | ------------ | --------------- -------------
                                                           (DOLLARS IN MILLIONS)
Insurance benefits and expenses:                        |              |
 Annuity and interest sensitive                         |              |
   life benefits:                                       |              |
 Interest credited to account balances....  $  5.7      |    $ 10.0    |     $  4.4        $ 1.3
 Benefit claims incurred in excess of                   |              |
   account balances.......................     1.3      |       2.2    |        0.9          1.8
Underwriting, acquisition, and insurance                |              |
   expenses:                                            |              |
 Commissions..............................     9.9      |      26.4    |       16.55         8.0
 General expenses.........................     5.9      |      15.3    |        9.4         12.7
 Insurance taxes..........................     0.7      |       1.9    |        1.2          0.9
 Policy acquisition costs deferred........   (11.7)     |     (31.0)   |      (19.3)        (9.8)
 Amortization:                                          |              |
  Deferred policy acquisition costs.......     0.2      |       2.7    |        2.4          2.7
  Present value of in force acquired......     2.7      |       3.7    |        1.0          1.6
  Goodwill................................     0.6      |       0.6    |         --           --
                                            ------      |    ------    |     ------        -----
                                            $ 15.3      |    $ 31.8    |     $ 16.5        $19.2
                                            ======      |    ======    |     ======        =====


Total insurance benefits and expenses increased 66.1%, or $12.7 million, in 1996 from $19.2 million in 1995. Interest credited to account balances increased 663.6%, or $8.8 million, in 1996 as a result of higher account balances associated with the Company's fixed account option within its variable products. Benefit claims incurred in excess of account balances increased 19.4%, or $0.4 million, in 1996 from $1.8 million in 1995.

Commissions increased 230.9%, or $18.4 million, in 1996 from $8.0 million in 1995. Insurance taxes increased 99.3%, or $0.9 million, in 1996 from $1.0 million in 1995. Increases and decreases in commissions and insurance taxes are generally related to changes in the level of variable product sales. Most costs incurred as the result of new sales have been deferred, thus having very little impact on earnings.

General expenses increased 21.2%, or $2.7 million, in 1996 from $12.7 million in 1995. The Company uses a network of wholesalers to distribute its products and the salaries of these wholesalers are included in general expenses. The portion of these salaries and related expenses which vary with sales production levels are deferred, thus having little impact on earnings. Management expects general expenses to continue to increase in 1997 as a result of the emphasis on expanding the salaried wholesaler distribution network.

The Company's deferred policy acquisition costs ("DPAC"), previous balance of present value of in force acquired ("PVIF") and unearned revenue reserve, as of the purchase date, were eliminated and an asset of $85.8 million representing the PVIF was established for all policies in force at the acquisition date. The amortization of PVIF and DPAC increased $2.1 million, or 49.6%, in 1996. Based on current conditions and assumptions as to the impact of future events on acquired policies in force, amortization of PVIF is expected to be approximately $9.7 million in 1997, $10.1 million in 1998, $9.2 million in 1999, $7.9 million in 2000 and $6.8 million in 2001. The elimination of the unearned revenue reserve, related to in force acquired at the acquisition date, will result in lower annuity and interest sensitive life product charges compared to 1995 levels.

Amortization of goodwill during the period from the acquisition date to December 31, 1996 totaled $0.6 million. Goodwill resulting from the acquisition is being amortized on a straight-line basis over 25 years and is expected to total $1.6 million annually.

NET INCOME. Net income on a combined basis for 1996 was $3.5 million, an increase of $0.2 million, or 5.5%, from 1995.

FINANCIAL CONDITION

RATINGS. During 1997, the Company's ratings were upgraded by A.M. Best from A to A+ and by Duff & Phelps from AA to AA+.

INVESTMENTS. The financial statement carrying value and amortized cost basis of the Company's total investments each increased 65.1% in 1997.
All of the Company's investments, other than mortgage loans, are carried at fair value in the Company's financial statements. As such, growth in the carrying value of the Company's investment portfolio included changes in unrealized appreciation and depreciation of fixed maturity and equity securities as well as growth in the cost basis of these securities. Growth in the cost basis of the Company's investment portfolio resulted from the investment of premiums from the sale of the Company's fixed account option and the effect of purchase accounting establishing a new cost basis at market value at the merger date. The
Company manages the growth of its insurance operations in order to maintain adequate capital ratios.

To support the fixed account option of the Company's variable insurance products, cash flow was invested primarily in fixed maturity securities and mortgage loans. At December 31, 1997, the Company's investment portfolio at amortized cost was $519.6 million with a yield of 6.7% and carrying value of $520.2 million.

Fixed Maturity Securities: At December 31, 1997, the Company had fixed maturities with an amortized cost of $413.3 million and an estimated fair value of $414.4 million. The individual securities in the Company's fixed maturities portfolio (at amortized cost) include investment grade securities ($368.0 million or 89.1%), which include securities issued by the U.S. Government, its agencies and corporations that are rated at least BBB- by Standard & Poor's Rating Services, a Division of the McGraw Hill Cos., Inc. ("Standard & Poor's"), and below investment grade securities ($41.4 million or 10.0%), which are securities issued by corporations that are rated BB+ to B- by Standard
& Poor's.  Securities not rated by Standard & Poor's had a National
Association of Insurance Commissioners ("NAIC") rating of 1, 3 or 4
($3.9 million or 0.9%).



The Company classifies 100% of its securities as available for sale.
Net unrealized appreciation of fixed maturity securities of $1.1 million was comprised of gross appreciation of $1.4 million and gross depreciation of $0.3 million. Net unrealized holding gains on these securities, net of adjustments to DPAC, PVIF and deferred income taxes, increased stockholder's equity by $0.6 million at December 31, 1997.

The Company began investing in below investment grade securities during 1996. At December 31, 1997, the amortized cost value of the Company's total investment in below investment grade securities was $41.4 million, or 8.0%, of the Company's investment portfolio. The Company intends to purchase additional below investment grade securities, but it does not expect the percentage of its portfolio invested in such securities to exceed 10% of its investment portfolio. At December 31, 1997, the yield at amortized cost on the Company's below investment grade portfolio was 7.9% compared to 6.3% for the Company's investment grade corporate bond portfolio. The Company estimates the fair value of its below investment grade portfolio was $41.3 million, or 99.9% of amortized cost value, at December 31, 1997.

Below investment grade securities have different characteristics than investment grade corporate debt securities. Risk of loss upon default by the borrower is significantly greater with respect to below investment grade securities than with other corporate debt securities.
Below investment grade securities are generally unsecured and are often
subordinated to other creditors of the issuer.   Also, issuers of below
investment grade securities usually have higher levels of debt and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are issuers of investment grade securities.  The Company attempts to reduce the overall risk in its below investment grade portfolio, as in all of its investments, through careful credit analysis, strict investment policy guidelines, and diversification by company and by industry.

The Company analyzes its investment portfolio, including below investment grade securities, at least quarterly in order to determine if its ability to realize its carrying value on any investment has been impaired. For debt and equity securities, if impairment in value is determined to be other than temporary (i.e. if it is probable the Company will be unable to collect all amounts due according to the contractual terms of the security), the cost basis of the impaired security is written down to fair value, which becomes the security's new cost basis. The amount of the write-down is included in earnings as a realized loss. Future events may occur, or additional or updated information may be received, which may necessitate future write-downs of securities in the Company's portfolio. Significant write-downs in the carrying value of investments could materially adversely affect the Company's net income in future periods.

In 1997, fixed maturity securities designated as available for sale with a combined amortized cost of $49.3 million were called or repaid by their issuers. In total, net pre-tax gains from sales, calls and repayments of fixed maturity investments amounted to $0.2 million in 1997.

At December 31, 1997, no fixed maturity securities were deemed to have impairments in value that are other than temporary. The Company's fixed maturity investment portfolio had a combined yield at amortized cost of 6.7% at December 31, 1997.

Equity Securities: At December 31, 1997, the Company owned equity securities with a combined cost of $4.4 million and an estimated fair value of $3.9 million. Gross unrealized depreciation of equity securities totaled $0.5 million. Equity securities are comprised primarily of the Company's investment in shares of the mutual funds underlying the Company's registered separate accounts.

Mortgage Loans: Mortgage loans represent 16.4% of the Company's investment portfolio at amoritized cost. Mortgages outstanding were $85.1 million at December 31, 1997 with an estimated fair value of $86.3 million. The Company's mortgage loan portfolio includes 50 loans with an average size of $1.7 million and average seasoning of 1.1 years if weighted by the number of loans, and 1.2 years if weighted by mortgage loan carrying values. The Company's mortgage loans are typically secured by occupied buildings in major metropolitan locations and not speculative developments, and are diversified by type of property and geographic location. At December 31, 1997, the yield on the Company's mortgage loan portfolio was 7.4%.

At December 31, 1997, no mortgage loans were delinquent by 90 days or more. The Company does not expect to incur material losses from its mortgage loan portfolio. The Company's loan investment strategy is consistent with other life insurance subsidiaries of its ultimate parent, EIC. EIC has experienced a historically low default rate in its mortgage loan portfolio and has been able to recover 95.9% of the principal amount of problem mortgages resolved in the last three years.



At December 31, 1997, the Company had no investments in default.  The
Company estimates its total investment portfolio, excluding policy loans, had a fair value approximately equal to 100.4% of its amortized cost value for accounting purposes at December 31, 1997.

OTHER ASSETS. Accrued investment income increased $2.3 million during 1997 due to an increase in the overall size of the portfolio resulting from the investment of premiums allocated to the fixed account option of the Company's variable products.

DPAC represents certain deferred costs of acquiring new insurance business, principally commissions and other expenses related to the production of new business subsequent to the merger. The Company's
DPAC and previous balance of PVIF, were eliminated as of the merger and acquisition dates, and an asset representing PVIF was established for all policies in force at the merger and acquisition dates. PVIF is amortized into income in proportion to the expected gross profits of the in force acquired in a manner similar to DPAC amortization. At
December 31, 1997, the Company had DPAC and PVIF balances of $12.8 million and $43.2 million, respectively.

Goodwill totaling $151.1 million and $41.1 million as adjusted, representing the excess of the acquisition cost over the fair value of net assets acquired, was established at the merger and acquisition dates, respectively. At June 30, 1997, goodwill was increased by $1.8 million to adjust the value of a receivable existing at the acquisition date.

At December 31, 1997, the Company had $1.6 billion of separate account assets compared to $1.2 billion at December 31, 1996. The increase in separate account assets is due to growth in sales of the Company's variable separate account products and market appreciation.

At December 31, 1997, the Company had total assets of $2.4 billion, an increase of 45.8% over total assets at December 31, 1996.

LIABILITIES. In conjunction with the volume of variable insurance sales, the Company's total liabilities increased $681.1 million, or 44.3%, during 1997 and totaled $2.2 billion at December 31, 1997.
Future policy benefits for annuity and interest sensitive life products increased $220.0 million, or 77.1%, to $505.3 million reflecting premium growth in the Company's fixed account option of its variable products. Premium growth and market appreciation, net of redemptions, also accounted for the $438.9 million, or 36.4%, increase in separate account liabilities to $1.6 billion at December 31, 1997. As of the merger and acquisition dates, the Company's existing unearned revenue reserves were eliminated. This treatment corresponds with the treatment of PVIF.

Golden American maintained a line of credit agreement with Equitable of Iowa to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under the agreement, which became effective December 1, 1996 and expired on December 31, 1997, Golden
American could borrow up to $25 million. At December 31, 1997, $24.1 million was outstanding under this agreement. The outstanding balance was repaid by a capital contribution.

On December 17, 1996, Golden American issued a $25 million, 8.25% surplus note to Equitable of Iowa which matures on December 17, 2026.

Equity. Additional paid-in capital increased $87.6 million, or 63.8% to $225.0 million at December 31, 1997 primarily due to the revaluation of net assets as a result of the merger.

The effects of inflation and changing prices on the Company are not material since insurance assets and liabilities are both primarily monetary and remain in balance. An effect of inflation, which has been low in recent years, is a decline in purchasing power when monetary assets exceed monetary liabilities.

LIQUIDITY AND CAPITAL RESOURCES

The liquidity requirements of the Company are met by cash flow from variable insurance premiums, investment income and maturities of fixed maturity investments and mortgage loans. The Company primarily uses funds for the payment of insurance benefits, commissions, operating expenses and the purchase of new investments.

The Company's home office operations are currently housed in leased locations in Wilmington, Delaware and New York, New York. The Company intends to spend approximately $5.6 million on capital needs for 1998.


The Company intends to continue growing its operations. Future growth in the Company's operations will require additional capital. The
Company believes it will be able to fund the capital required for projected new business primarily with future capital contributions from its Parent. On February 28, 1998, Golden American received a capital contribution from EIC of $18.75 million.

The ability of Golden American to pay dividends to its Parent is restricted because prior approval of insurance regulatory authorities is required for payment of dividends to the stockholder which exceed an annual limitation. During 1998, Golden American cannot pay dividends to its Parent without prior approval of statutory authorities. The Company has maintained adequate statutory capital and surplus and has not used surplus relief or financial reinsurance, which have come under scrutiny by many state insurance departments.

Under the provisions of the insurance laws of the State of New York, First Golden cannot distribute any dividends to its stockholders unless a notice of its intention to declare a dividend and amount of the dividend has been filed not less than thirty days in advance of the proposed declaration. The superintendent may disapprove the distribution by giving written notice to First Golden within thirty days after the filing should the superintendent find that the financial condition of First Golden does not warrant the distribution.

The NAIC's risk-based capital requirements require insurance companies to calculate and report information under a risk-based capital formula.
These requirements are intended to allow insurance regulators to identify inadequately capitalized insurance companies based upon the type and mixture of risks inherent in the Company's operations. The formula includes components for asset risk, liability risk, interest rate exposure and other factors. The Company has complied with the NAIC's risk-based capital reporting requirements. Amounts reported indicate that the Company has total adjusted capital well above all required capital levels.

Year 2000 Project: Based on a study of its computer software and hardware, the Company has determined its exposure to the Year 2000 change of the century date issue. Management believes the Company's systems are or will be substantially compliant by Year 2000 and has engaged external consultants to validate this assumption. Golden
American has spent approximately $2,000 in 1997 related to the external consultants' analysis. The projected cost for the external consultants analysis is approximately $130,000 to $170,000. The only system known to be affected by this issue is a system maintained by an affiliate who will incur the related costs to make the system compliant. To mitigate the effect of outside influences and other dependencies relative to the Year 2000, the Company will continue to contact significant customers, suppliers and other third parties. To the extent these third parties would be unable to transact business in the Year 2000 and thereafter, the Company's operations could be adversely affected.

Surplus Note:  On December 17, 1996, Golden American issued a surplus note in the amount of $25 million to Equitable of Iowa. The note matures on December 17, 2026 and will accrue interest of 8.25% per annum until paid. The note and accrued interest thereon shall be subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors of Golden
American. Any payment of principal made shall be subject to the prior approval of the Delaware Insurance Commissioner. On December 17, 1996,
Golden American contributed the $25 million to First Golden acquiring
200,000 shares of common stock (100% of shares outstanding) of First
Golden.

Reciprocal Loan Agreement: Golden American maintains a reciprocal loan agreement with ING America Insurance Holdings, Inc. ("ING America"), a
Delaware corporation and affiliate of EIC, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective January 1, 1998 and expires on December 31, 2007, Golden American and ING America can borrow up to $65 million from one another.

CAUTIONARY STATEMENT REGARDING FORWARD-LOOKING SATEMENTS

Any forward-looking statement contained herein or in any other oral or written statement by the Company or any of its officers, directors or employees is qualified by the fact that actual results of the Company may differ materially from such statement due to the following important factors, among other risks and uncertainties inherent in the Company's business:

(1) Prevailing interest rate levels and stock market performance which may affect the ability of the Company to sell its products, the market value of the Company's investments and the lapse rate of the Company's policies, notwithstanding product design features intended to enhance persistency of the Company's products.



(2) Changes in the federal income tax laws and regulations which may affect the relative tax advantages of the Company's products.

(3) Changes in the regulation of financial services, including bank sales and underwriting of insurance products, which may affect the competitive environment for the Company's products.

(4)  Increasing competition in the sale of the Company's products.

(5) Other factors affecting the performance of the Company, including, but not limited to, potential market conduct claims, litigation, insurance industry insolvencies, investment performance of the underlying portfolios of the variable products, variable product design and sales volume by significant sellers of the Company's variable products.

OTHER INFORMATION

SEGMENT INFORMATION. During the period since the acquisition by Bankers Trust, September 30, 1992 to date of this Prospectus, Golden
American's operations consisted of one business segment, the sale of annuity and life insurance products. Golden American and its affiliate
DSI are party to in excess of 140 sales agreements with broker-dealers, two of whom, Locust Street Securities, Inc. and Vestax Securities
Corporation, are affiliates of Golden American. Six broker-dealers, including Locust Street Securities, Inc., sell a substantial portion of its business.

REINSURANCE. Golden American reinsures its mortality risk associated with the Contract's guaranteed death benefit with one or more appropriately licensed insurance companies. Golden American also, effective June 1, 1994, entered into a reinsurance agreement on a modified coinsurance basis with an affiliate of a broker-dealer which distributes Golden American's products with respect to 25% of the business produced by that broker-dealer.

RESERVES. In accordance with the life insurance laws and regulations under which Golden American operates, it is obligated to carry on its books, as liabilities, actuarially determined reserves to meet its obligations on outstanding Contracts. Reserves, based on valuation mortality tables in general use in the United States, where applicable, are computed to equal amounts which, together with interest on such reserves computed annually at certain assumed rates, make adequate provision according to presently accepted actuarial standards of practice, for the anticipated cash flows required by the contractual obligations and related expenses of Golden American.

COMPETITION. Golden American is engaged in a business that is highly competitive because of the large number of stock and mutual life insurance companies and other entities marketing insurance products comparable to those of Golden American. There are approximately 2,350 stock, mutual and other types of insurers in the life insurance business in the United States, a substantial number of which are significantly larger than Golden American.

SERVICE AGREEMENTS.  Beginning in 1994 and continuing until August 13,
1996, Bankers Trust (Delaware), a subsidiary of Bankers Trust New York
Corporation ("BT New York Corporation"), and Golden American became parties to a service agreement pursuant to which Bankers Trust
(Delaware) agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to Golden American.
Expenses incurred by Bankers Trust (Delaware) in relation to this service agreement were reimbursed by Golden American on an allocated cost basis. Charges billed to Golden American by Bankers Trust
(Delaware) pursuant to the service agreement for 1996 through its termination as of August 13, 1996 and 1995 were $0.5 million and $0.8 million, respectively.

Pursuant to a service agreement between Golden American and Equitable
Life, Equitable Life provides certain administrative, financial and other services to Golden American.

Golden American provides to DSI certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. Golden American charges DSI for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by Golden American's employees on behalf of DSI.
In the opinion of management, this method of cost allocation is reasonable. In 1995, the service agreement between DSI and Golden
American was amended to provide for a management fee from DSI to Golden
American for managerial and supervisory services provided by Golden
American. This fee, calculated as a percentage of average assets in the variable separate accounts, was $2.8 million, $2.3 million and $1.0 million for the years of 1997, 1996 and 1995, respectively.


DISTRIBUTION AGREEMENT.   Under a distribution agreement, DSI acts as
the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products issued by Golden American which as of December 31,
1997, are sold primarily through six broker/dealer institutions. For the years 1997, 1996 and 1995, commissions paid by Golden American to
DSI aggregated $36.4 million, $27.1 million and $8.4 million, respectively.

EMPLOYEES. Golden American, as a result of its Service Agreement with Bankers Trust (Delaware) and EIC Variable, had very few direct employees. Instead, various management services were provided by Bankers Trust (Delaware), EIC Variable and Bankers Trust New York
Corporation, as described above under "Service Agreement." The cost of these services were allocated to Golden American. Since August 14, 1996, Golden American has looked to Equitable of Iowa and its affiliates for management services.

Certain officers of Golden American are also officers of DSI, and their salaries are allocated among both companies. Certain officers of Golden
American are also officers of other Equitable of Iowa subsidiaries. See
"Directors and Executive Officers."

PROPERTIES.  Golden American's principal office is located at 1001
Jefferson Street, Suite 400, Wilmington, Delaware 19801, where all of
Golden American's records are maintained. This office space is leased.

STATE REGULATION. Golden American is subject to the laws of the State of Delaware governing insurance companies and to the regulations of the Delaware Insurance Department (the "Insurance Department"). A detailed financial statement in the prescribed form (the "Annual Statement") is filed with the Insurance Department each year covering Golden
American's operations for the preceding year and its financial condition as of the end of that year. Regulation by the Insurance
Department includes periodic examination to determine contract liabilities and reserves so that the Insurance Deparmtent may certify that these items are correct. Golden American's books and accounts are subject to review by the Insurance Department at all times. A full examination of Golden American's operations is conducted periodically by the Insurance Department and under the auspices of the NAIC.

In addition, Golden American is subject to regulation under the insurance laws of all jurisdictions in which it operates. The laws of the various jurisdictions establish supervisory agencies with broad administrative powers with respect to various matters, including licensing to transact business, overseeing trade practices, licensing agents, approving contract forms, establishing reserve requirements, fixing maximum interest rates on life insurance contract loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted. Golden American is required to file the Annual Statement with supervisory agencies in each of the jurisdictions in which it does business, and its operations and accounts are subject to examination by these agencies at regular intervals.

The NAIC has adopted several regulatory intitiatives designed to improve the surveillance and financial analysis regarding the solvency of insurance companies in general. These inititatives include the development and implementation of a risk-based capital formula for determining adequate levels of capital and surplus. Insurance companies are required to calculate their risk-based capital in accordance with this formula and to include the results in their Annual
Statement. It is anticipated that these standards will have no significant effect upon Golden American. For additional information about the Risk-Based Capital adequacy monitoring system and Golden
American, see "Manangement's Discussion and Analysis of Financial
Condition and Results of Operations - Liquidity and Capital Resources."

In addition, many states regulate affiliated groups of insurers, such as Golden American, and its affilaites, under insurance holding company legislation. Under such laws, inter-company transfers of assets and dividend payments from insurance subsidiaries may be subject to prior notice or approval, depending on the size of the transfers and payments in relation to the financial positions of the companies involved.


Under insurance guaranty fund laws in most states, insurers doing business therein can be assessed (up to prescribed limits) for contract owner losses incurred by other insurance companies which have become insolvent. Most of these laws provide that an assessment may be excused or deferred if it would threaten an insurer's own financial strength. For information regarding Golden American's estimated liability for future guaranty fund assessments, see Note 10 of Notes to Financial Statements.

Although the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Certain insurance products of Golden American are subject to various federal securities laws and regulations. In addition, current and proposed federal measures which may significantly affect the insurance business include regulation of insurance company solvency, employee benefit regulation, removal of barriers preventing banks from engaging in the insurance business, tax law changes affecting the taxation of insurance companies and the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles.

DIRECTORS AND EXECUTIVE OFFICERS
Name (Age)                    Position(s) with the Company
Barnett Chernow (48)          President and Director
Myles R. Tashman (55)         Director, Executive Vice President, General
                                   Counsel and Secretary
Susan B. Watson (31)          Director, Senior Vice President and Chief
                                   Financial Officer
Frederick S. Hubbell (47)     Director and Chairman
Paul E. Larson (45)           Director
Keith T. Glover (47)          Executive Vice President
James R. McInnis (49)         Executive Vice President
Dennis D. Hargens (55)        Treasurer
David L. Jacobson (48)        Senior Vice President and Assistant Secretary
Stephen J. Preston (40)       Senior Vice President and Chief Actuary
William B. Lowe (33)          Senior Vice President
Edward M. Syring, Jr. (59)    Senior Vice President


Each director is elected to serve for one year or until the next annual meeting of shareholders or until his or her successor is elected. Most directors are directors of insurance company subsidiaries of Golden
American's parent, Equitable of Iowa. The principal positions of Golden American's directors and senior executive officers for the past five years are listed below:

Mr. Barnett Chernow became President and Director of Golden American
Life Insurance Company ("Golden American") and President of First
Golden American Life Insurance Company of New York ("First Golden") in
April, 1998.  From 1993 to 1998, Mr Chernow served as Executive Vice
President of Golden American.  He was elected to serve as Executive
Vice President and Director of First Golden in June, 1996. From 1977 through 1993, he held various positions with Reliance Insurance
Companies and was Senior Vice President and Chief Financial Officer of
United Pacific Life Insurance Company from 1984 through 1993.

Mr. Myles R. Tashman joined Golden American in August, 1994 as Senior
Vice President and was named Executive Vice President, General Counsel and Secretary effective January 1, 1996. He was elected to serve as a director of Golden American in January, 1998. From 1986 through 1993, he was Senior Vice President and General Counsel of United Pacific Life
Insurance Company.

Ms. Susan B. Watson joined Equitable Life Insurance Company of Iowa in
1991 as an Assistant Vice President and Corporate Actuary and is currently Senior Vice President and Chief Financial Officer for
Equitable of Iowa and many of its subsidiaries. She was elected to serve as a director of Golden American in January, 1998.

Mr. Frederick S. Hubbell is a Director of Golden American since August,
1996 and Chairman since September, 1996. He also serves as a Director and Chairman of First Golden, having been first appointed as a Director in December, 1997 and as Chairman in April, 1998. He was appointed
General Manager of FSI-US, an ING affiliate, in October, 1997 and
General Manager, President and Chief Executive Officer of ING USG
Annuities & Life Companies in April 1998.  Mr. Hubbell served as
Chairman, President and Chief Executive Officer of Equitable of Iowa from 1991 until October, 1997. He also has served as Chairman and President of Equitable Life Insurance Company of Iowa from 1987 until
October, 1997.


Mr. Paul E. Larson joined Equitable of Iowa in 1977 and is currently
President of Equitable Life. He was elected to serve as a director of Golden American in August, 1996. He also served as Executive Vice
President, CFO, and Assistant Secretary of Golden American from
December, 1996 through December, 1997.

Mr. Keith T. Glover became Executive Vice President of Golden American
Life Insurance Company ("Golden American") and First Golden American
Life Insurance Company of New York ("First Golden") in February, 1998.
From 1991 to 1998, Mr. Glover served as Executive Vice President of several Golden American affiliates; from 1996 to 1998, Southland Life
Insurance Company; from 1995 to 1996, ING FSI North America; and from
1991 to 1994, Security Life of Denver. From 1994 to 1995, Mr. Glover served as President of ING Insurance Services - ING American life, another Golden American affiliate.

Mr. James R. McInnis joined Golden American in December, 1997 as
Executive Vice President. From 1982 through November, 1997, he was with the Endeavor Group and was President upon leaving.

Mr. Dennis D. Hargens was elected Treasurer of Golden American in
December, 1996. He joined Equitable Life Insurance Company of Iowa in
1961 and is currently Treasurer and was elected Treasurer of USG
Annuity & Life Company in 1996.

Mr. David L. Jacobson joined Golden American in November, 1993 as
Senior Vice President and Assistant Secretary. From April, 1974 through
November, 1993, he held various positions with United Pacific Life
Insurance Company and was Vice President upon leaving.

Mr. Stephen J. Preston joined Golden American in December, 1993 as
Senior Vice President, Chief Actuary and Controller. He currently serves as Senior Vice President and Chief Actuary. From September, 1993 through November, 1993, he was Senior Vice President and Actuary for
Mutual of America Insurance Company. From July, 1987 through August,
1993, he held various positions with United Pacific Life Insurance
Company and was Vice President and Actuary upon leaving.

Mr. William B. Lowe joined Equitable Life as Vice President, Sales &
Marketing in January, 1994. He became a Senior Vice President, Sales &
Marketing, of Golden American in August, 1997. He is also President of
Equitable of Iowa Securities Network, Inc. Prior to joining Equitable
Life, he was an Associate Vice President of Lincoln BenefitLife from
July, 1990 through December, 1993.

Mr. Edward Syring, Jr. joined Golden American in February as a Senior
Vice President, Sales & Marketing. Prior to joining Golden American, he was with Putnam Mutual Funds form April, 1991 through February, 1995.


COMPENSATION TABLES AND OTHER INFORMATION
The following sets forth information with respect to the Chief
Executive Officer of Golden American as well as the annual salary and bonus for the next five highly compensated executive officers for the fiscal year ended December 31, 1997. Certain executive officers of Golden American are also officers of DSI. The salaries of such individuals are allocated between Golden American and DSI. Executive officers of Golden American are also officers of DSI. The salaries of such individuals are allocated between Golden American and DSI pursuant to an arrangement among these companies. Throughout 1995 and until August 13, 1996, Terry L. Kendall served as a Managing Director at
Bankers Trust New York Corporation. Compensation amounts for Terry L.
Kendall which are reflected throughout these tables prior to August 14, 1996 were not charged to Golden American, but were instead absorbed by Bankers Trust New York Corporation.

EXECUTIVE COMPENSATION TABLE
The following table sets forth information with respect to the annual salary and bonus for Golden American's Chief Executive Officer and the five other most highly compensated executive officers for the fiscal year ended December 31, 1997.



                                                         LONG-TERM
                             ANNUAL COMPENSATION        COMPENSATION
                             -------------------- ------------------------
                                                   RESTRICTED   SECURITIES
NAME AND                                          STOCK AWARDS  UNDERLYING  ALL OTHER
PRINCIPAL POSITION      YEAR  SALARY  BONUS (/1/) OPTIONS (/2/)  OPTIONS   COMPENSATION
------------------      ---- -------- ----------- ------------- ---------- ------------
Terry L. Kendall,...... 1997 $362,833  $ 80,365   $  644,844     16,000      $ 10,000(/4/)
 President and Chief    1996 $288,298  $400,000                              $ 11,535(/5/)
 Executive Officer(/3/) 1995 $250,000  $400,000                   8,000      $  6,706(/5/)

Paul R. Schlaack,.....  1997 $351,000  $249,185   $1,274,518     19,000      $ 15,000
  Chairman, Director    1996 $327,875  $249,185   $  245,875     19,000      $ 15,000
  and Vice President    1995 $311,750  $165,890   $   19,594     23,000      $  9,000(/4/)

Paul E. Larson,.......  1997 $327,667  $128,540   $  971,036     16,000      $ 15,000
  Executive Vice        1996 $267,791  $128,540   $  319,935     26,000      $ 15,000
  President, Chief      1995 $242,833  $ 70,760   $   73,396     20,000      $ 12,000(/4/)
  Financial Officer
  and Assistant Secretary

Barnett Chernow,....... 1997 $234,167  $ 31,859   $  277,576      4,000      $  5,000(/4/)
 Executive Vice         1996 $207,526  $150,000                              $  7,755(/5/)
 President              1995 $190,000  $165,000                              $ 15,444(/5/)(/6/)

Edward C. Wilson,...... 1997 $ 80,383  $137,700                   5,000
 Executive Vice         1996 $190,582  $327,473
 President

Myles R. Tashman,...... 1997 $181,417  $ 25,000   $   165,512     5,000      $  5,000(/4/)
 Executive Vice         1996 $176,138  $ 90,000                              $  5,127(/5/)
 President, General     1995 $160,000  $ 25,000
 Counsel and Secretary

________________

(1) The amount shown relates to bonuses paid in 1997, 1996 and 1995. $50,000 of Mr. Wilson's bonus paid in 1996 represents a signing bonus.

(2) Restricted stock awards granted to executive officers vested on October 24, 1997 with the change in control of Equitable of Iowa.

(3) Awards comprised of qualified and non-qualified stock options. All options were granted with an exercise price equal to the then fair market value of the underlying stock. All options vested with the change in Equitable of Iowa and were cashed out for the difference between $68.00 and the exercise price.

(4) For 1997, this compensation includes payment to each named executive as perquisite payments which are classified as taxable income and are required to be applied to specific business expenses of the named executive.

(5)  Contributions were made by the Company on behalf of the employee to PartnerShare, the deferred compensation plan sponsored by Bankers Trust New York Corporation and its affiliates for the benefit of all Bankers Trust employees, in February of the current year to employees on record as of December 31 of the previous year, after the employee completes one year of service with the company. This contribution may be in the form of deferred compensation and/or a cash payment.
     In 1996, Mr. Kendall received $9,000 of deferred compensation and $2,535 of cash payment from the plan; Mr. Chernow received $6,000 of deferred compensation and $1,755 of cash payment from the plan; Mr. Tashman received $4,000 of deferred compensation and $1,127 of
     cash payment from the plan;   Mr. Wilson was not eligible for
     contributions to the Partnershare Plan in 1996. In 1995, Mr. Kendall received $2,956 of deferred compensation and $3,750 of cash payment from the plan; Mr. Chernow received $1,013 of deferred compensation and $1,267 of cash payment from the plan; Mr. Wilson and Mr. Tashman were not eligible for contributions to the PartnerShare Plan in 1995.

(6) Amount shown for 1995 represents relocation expenses paid on behalf of the employee.

Option Grants in Last Fiscal Year (1997)
On October 24, 1997, in conjunction with the acquisition of Equitable of Iowa, all outstanding options vested and were cashed out for the difference between $68.00 and the exercise price. The table below represents the options granted in 1997.

                                                                              POTENTIAL
                                                                         REALIZABLE VALUE AT
                                                                           ASSUMED ANNUAL
                                       % OF TOTAL                          RATES OF STOCK
                           NUMBER OF    OPTIONS                          PRICE APPRECIATION
                          SECURITIES   GRANTED TO                            FOR OPTION
                          UNDERLYING   EMPLOYEES                             TERM (/4/)
                            OPTIONS    IN FISCAL   EXERCISE   EXPIRATION -------------------
NAME                     GRANTED (/1/)    YEAR    PRICE (/2/) DATE (/3/)    5%       10%
----                     ------------- ---------- ----------- ---------- -------- ----------
Terry L. Kendall........    16,000         5.26     $47.875   2/12/2007  $481,733 $1,220,807
Pual R. Schlaack........     8,000         6.25     $47.875   2/12/2007  $572,058 $1,449,708
Paul E. Larsen..........     8,000         6.25     $47.875   2/12/2007  $782,817 $1,983,811
Barnett Chernow.........     4,000         1.32     $47.875   2/12/2007  $120,433 $  305,202
Edward C. Wilson........     5,000         1.64     $47.875   2/12/2007  $150,542 $  381,502
Myles Tashman...........     5,000         1.64     $47.875   2/12/2007  $150,542 $  381,502

________________


(1) Stock options granted on February 12, 1997 by Equitable of Iowa to the officers of Golden American had a five-year vesting period with 20% exercisable after 3rd year, an additional 30% after 4th year, and the final 50% after 5th year. The options vested with the change of control of Equitable of Iowa.

(2) The exercise price was equal to the fair market value of the Common Stock on the date of grant.

(3) Incentive Stock Options have a term of ten years. They are subject to earlier termination in certain events related to termination of employment.

(4) Total dollar gains based on indicated rates of appreciation of share price over a ten-year term.


Directors of Golden American receive no additional compensation for serving as a director.

--------------------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS

Introduction

The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and a qualified tax adviser should always be consulted with regard to the application of the tax law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Department regulations, and interpretations existing on the date of this prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address state or local tax consequences associated with the purchase of the contract. In addition, GOLDEN AMERICAN MAKES NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.


Tax Status of Golden American

Golden American is taxed as a life insurance company under the Code. Since the operations of Account B are a part of, and are taxed with, the operations of Golden American, Account B is not separately taxed as a "regulated investment company" under the Code. Under existing federal income tax laws, investment income and capital gains of Account B are not taxed to Golden American to the extent they are applied to increase reserves under a contract. Since, under the contracts, investment income and realized capital gains of Account B attributable to contract obligations are automatically applied to increase reserves, Golden American does not anticipate that it will incur any federal income tax liability in Account B attributable to contract obligations, and therefore Golden American does not intend to make provision for any such taxes. If Golden American is taxed on investment income or capital gains of Account B, then Golden American may impose a charge against Account B, as appropriate, in order to make provision for such taxes.

Taxation of Non-qualified Annuities

Tax Deferral During Accumulation Period. Under existing provisions of the Code, except as described below, any increase in an owner's Accumulation Value is generally not taxable to the owner until amounts are received from the Contract, either in the form of annuity payments as contemplated by the Contract, or in some other form of distribution. However, this rule allowing deferral applies only if (1) the investments of Account B are "adequately diversified" in accordance with Treasury Department regulations, (2) Golden American, rather than the owner, is considered the owner of the assets of Account B for federal income tax purposes, and (3) the owner is an individual. In addition to the foregoing, if the Contract's Annuity Commencement Date occurs at a time when the annuitant is at an advanced age, such as over age 85, it is possible that the owner will be taxable currently on the annual increase in the Accumulation Value.

Diversification Requirements. The Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Divisions of Account B, are to be "adequately diversified." If a Division of Account B failed to comply with these diversification standards, contracts based on that segregated asset account would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxable currently on the income on the contract (as defined in the tax law) beginning with the period of non-diversification. Golden American expects that the Divisions of Account B will comply with the diversification requirements prescribed by the Code and Treasury Department regulations.

Ownership Treatment. In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes, of the assets of a segregated asset account, such as the Divisions of Account B, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be includible in the contract owners' gross income. The Internal Revenue Service (the "IRS") has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In addition, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts (of a segregated asset account) without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of the assets of a segregated asset account. For example, the Owner of this Contract has the choice of more investment options to which to allocate purchase payments and the Accumulation Value, and may be able to transfer among investment options more frequently, than in such rulings. These differences could result in the Owner being treated as the owner of all or a portion of the assets of Account B. In addition, Golden American does not know what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. Golden American therefore reserves the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of Account B. However, there is no assurance that such efforts would be successful.

Frequently, if the IRS or the Treasury Department sets forth a new position which is adverse to taxpayers, the position is applied on a prospective basis only. Thus, if the IRS or the Treasury Department were to issue regulations or a ruling which treated an Owner of this Contract as the owner of Account B, that treatment might apply on a prospective basis. However, if the regulations or ruling were not considered to set forth a new position, an owner might retroactively be determined to be the owner of the assets of Account B.

Non-Natural Owner. As a general rule, contracts held by "non-natural persons" such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The income on such contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Owner of the Contract during the taxable year. There are several exceptions to this general rule for non-natural Owners. First, contracts will generally be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person. However, this special exception will not apply in the case of any employer who is the nominal Owner of a contract under a non-qualified deferred compensation arrangement for its employees.

In addition, exceptions to the general rule for non-natural Owners will apply with respect to (1) Contracts acquired by an estate of a decedent by reason of the death of the decedent, (2) certain Contracts issued in connection with qualified retirement plans, including certain Roth IRA Contracts, (3) certain Contracts purchased by employers upon the termination of certain qualified retirement plans, (4) certain Contracts used in connection with structured settlement agreements, and (5) Contracts purchased with a single purchase payment when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

The remainder of this discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.

Taxation of Partial Withdrawals and Surrenders. In the case of a partial withdrawal prior to the Annuity Commencement Date, amounts received generally are includible in income to the extent the Owner's Accumulation Value (determined without regard to any surrender charge, within the meaning of the tax law) before the surrender exceeds his or her "investment in the contract." In the case of a surrender of the Contract for the Cash Surrender Value, amounts received are includible in income to the extent they exceed the "investment in the contract." For these purposes, the investment in the Contract at any time equals the total of the premium payments made under the Contract to that time (to the extent such payments were neither deductible when made nor excludable from income as, for example, in the case of certain contributions to IRAs and other qualified retirement plans) less any amounts previously received from the Contract which were not includible in income.

In the case of systematic partial withdrawals, the amount of each withdrawal will generally be taxed in the same manner as a partial withdrawal made prior to the Annuity Commencement Date, as described above. However, there is some uncertainty regarding the tax treatment of systematic partial withdrawals, and it is possible that additional amounts may be includible in income.

The Contract provides a Death Benefit that in certain circumstances may exceed the greater of the premium payments and the Accumulation Value. As described elsewhere in this prospectus, Golden American imposes certain charges with respect to the Death Benefit. It is possible that some portion of those charges could be treated for federal tax purposes as a partial withdrawal from the Contract.

In certain circumstances, surrender charges may be waived because of the Owner's need for extended medical care or because of the Owner's terminal illness. Distributions made in respect of which surrender charges are waived are treated as partial withdrawals or surrenders, as the case may be, for income tax purposes.

Taxation of Annuity Payments. Normally, the portion of each annuity payment taxable as ordinary income is equal to the excess of the payment over the exclusion amount. In the case of fixed annuity payments, the exclusion amount is the amount determined by multiplying (1) the fixed annuity payment by (2) the ratio of the "investment in the contract" (defined above), adjusted for any period certain or refund feature, allocated to the fixed annuity option to the total expected amount of fixed annuity payments for the period of the Contract (determined under Treasury Department regulations). In the case of variable annuity payments, the exclusion amount for each variable annuity payment is a specified dollar amount equal to the investment in the Contract allocated to the variable annuity option when payments begin divided by the number of variable payments expected to be made (determined by Treasury Department regulations).

Once the total amount of the investment in the Contract is excluded using these formulas, annuity payments will be fully taxable. If annuity payments cease because of the death of the Annuitant and before the total amount of the investment in the Contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant or beneficiary (depending upon the circumstances).

Taxation of Death Benefit Proceeds. Prior to the Annuity Commencement Date, amounts may be distributed from a Contract because of the death of an Owner or, in certain circumstances, the death of the Annuitant. Such Death Benefit proceeds are includible in income as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a surrender, as described above, or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. After the Annuity Commencement Date, where a guaranteed period exists under an annuity option and the Annuitant dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in income as follows: (1) if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or (2) if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity payments thereafter are fully includible in income.

If certain amounts become payable in a lump sum from a Contract, such as the Death Benefit, it is possible that such amounts might be viewed as constructively received and thus subject to tax, even though not actually received. A lump sum will not be constructively received if it is applied under an annuity option within 60 days after the date on which it becomes payable. (Any annuity option selected must comply with applicable minimum distribution requirements imposed by the Code.)

Assignments, Pledges, and Gratuitous Transfers. Other than in the case of Contracts issued as IRAs or in connection with certain other qualified retirement plans (which generally cannot be assigned or pledged), any assignment or pledge (or agreement to assign or pledge) of any portion of the value of the Contract is treated for federal income tax purposes as a partial withdrawal of such amount or portion. The investment in the Contract is increased by the amount includible as income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner's spouse (or to a former spouse incident to divorce), the Owner will be taxed on the difference between the cash surrender value (within the meaning of the tax law) and the investment in the contract at the time of transfer. In such case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.

Section 1035 Exchanges. Code section 1035 provides that no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract, provided that no cash or other property is received in the exchange transaction. Special rules and procedures apply in order for an exchange to meet the requirements of section 1035. Also, there are additional tax considerations involved when the contracts are issued in connection with qualified retirement plans. Prospective Owners of this Contract should consult a tax advisor before entering into a section 1035 exchange (with respect to non-qualified annuity contracts) or a trustee-to-trustee transfer or rollover (with respect to qualified annuity contracts).

Penalty Tax on Premature Distributions. Where a contract has not been issued as an IRA or in connection with another qualified retirement plan, there generally is a 10% penalty tax on the taxable amount of any payment from the Contract unless the payment is: (a) received on or after the Owner reaches age 59 1/2;
(b) attributable to the Owner's becoming disabled (as defined in the tax law);
(c) made on or after the death of the Owner or, if the Owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law); (d) made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and a designated beneficiary (as defined in the tax law), or (e) made under a Contract purchased with a single purchase payment when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

In the case of systematic partial withdrawals, it is unclear whether such withdrawals will qualify for exception (d) above. (For reporting purposes, we currently treat such withdrawals as if they do not qualify for this exception). In addition, if withdrawals are of interest amounts only, as is the case with systematic partial withdrawals from a Fixed Allocation, exception (d) will not apply.

Aggregation of Contracts. In certain circumstances, the amount of an annuity payment, withdrawal or surrender from a Contract that is includible in income is determined by combining some or all of the annuity contracts owned by an individual not issued in connection with qualified retirement plans. For example, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining whether any payment not received as an annuity (including withdrawals and surrenders prior to the Annuity Commencement Date) is includible in income. In addition, if a person purchases a Contract offered by this prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. The effects of such aggregation are not clear, however, it could affect the time when income is taxable and the amount which might be subject to the 10% penalty tax described above.

IRA Contracts and Other Qualified Retirement Plans

In General. In addition to issuing the Contracts as non-qualified annuities, Golden American also currently issues the Contracts as IRAs. (As indicated above in this prospectus, IRAs are referred to as "qualified plans.") Golden American may also issue the Contracts in connection with certain other types of qualified retirement plans which receive favorable treatment under the Code. Numerous special tax rules apply to the owners under IRAs and other qualified retirement plans and to the contracts used in connection with such plans. These tax rules vary according to the type of plan and the terms and conditions of the plan itself. For example, for both surrenders and annuity payments under certain contracts issued in connection with qualified retirement plans, there may be no "investment in the contract" and the total amount received may be taxable. Also, special rules apply to the time at which distributions must commence and the form in which the distributions must be paid. Therefore, no attempt is made to provide more than general information about the use of Contracts with the various types of qualified retirement plans. A qualified tax advisor should be consulted before purchase of a Contract in connection with a qualified retirement plan.

When issued in connection with a qualified retirement plan, a Contract will be amended as necessary to conform to the requirements of the plan. However, Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, Golden American is not bound by terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the Contract, unless Golden American consents.

Individual Retirement Annuities. As indicated above, Golden American currently issues the Contract as an IRA. If the Contract is used for this purpose, the Owner must be the Annuitant.

Premium Payments. Both the premium payments that may be paid, and the tax deduction that the owner may claim for such premium payments, are limited under an IRA. In general, the premium payments that may be made for an IRA for any year are limited to the lesser of $2,000 or 100% of the individual's earned income for the year. Also, in the case of an individual who has less income than his or her spouse, premium payments may be made by that individual into an IRA to the extent of (1) $2,000, or (2) the sum of (i) the compensation includible in the gross income of the individual's spouse for the taxable year and (ii) the compensation includible in the gross income of the individual's spouse for the taxable year reduced by the amount allowed as a deduction for IRA contributions to such spouse. An excise tax is imposed on IRA contributions that exceed the law's limits.

The deductible amount of the premium payments made for an IRA for any taxable year (including a contract for a noncompensated spouse) is limited to the amount of premium payments that may be paid for the contract for that year, or a lesser amount where the individual or his or her spouse is an active participant in certain qualified retirement plans. For a single person who is an active participant in a qualified retirement plan (including a qualified pension, profit-sharing, or annuity plan, a simplified employee pension plan, or a "section 403(b)" annuity plan, as discussed below) and who has adjusted gross income in excess of $35,000 may not deduct premium payments, and such a person with adjusted gross income between $25,000 and $35,000 may deduct only a portion of such payments. Also, married persons who file a joint return, one of whom is an active participant in a qualified retirement plan, and who have adjusted gross income in excess of $50,000 may not deduct premium payments, and those with adjusted gross income between $40,000 and $50,000 may deduct only a portion of such payments. Married persons filing separately may not deduct premium payments if either the taxpayer or the taxpayer's spouse is an active participant in a qualified retirement plan.

In applying these and other rules applicable to an IRA, all individual retirement accounts and IRAs owned by an individual are treated as one contract, and all amounts distributed during any taxable year are treated as one distribution.

Tax Deferral During Accumulation Period. Until distributions are made from an IRA, increases in the Accumulation Value of the Contract are not taxed.

IRAs and individual retirement accounts (that may invest in this contract) generally may not invest in life insurance contracts, but an annuity contract that is issued as an IRA (or that is purchased by an individual retirement account) may provide a death benefit that equals the greater of the premiums paid and the contract's cash value. The Contract provides a Death Benefit that in certain circumstances may exceed the greater of the premium payments and the Accumulation Value.

Taxation of Distributions and Rollovers. If all premium payments made to an IRA were deductible, all amounts distributed from the Contract are included in the recipient's income when distributed.

However, if nondeductible premium payments were made to an IRA (within the limits allowed by the tax laws), a portion of each distribution from the Contract typically is includible in income when it is distributed. In such a case, any amount distributed as an annuity payment or in a lump sum upon death or surrender is taxed as described above in connection with such a distribution from a non-qualified contract, treating as the investment in the contract the sum of the nondeductible premium payments at the end of the taxable year in which the distribution commences or is made (less any amounts previously distributed that were excluded from income). Also, in such a case, any amount distributed upon a partial withdrawal is partially includible in income. The includible amount is the excess of the distribution over the exclusion amount, which in turn generally equals the distribution multiplied by the ratio of the investment in the Contract to the Accumulation Value. In any event, subject to the direct rollover and mandatory withholding requirements (discussed below), amounts may be "rolled over" from certain qualified retirement plans to an IRA (or from one IRA or individual retirement account to an IRA) without incurring current income tax if certain conditions are met. Only certain types of distributions to eligible individuals from qualified retirement plans, individual retirement accounts, and IRAs may be rolled over.

     Penalty Taxes. Subject to certain exceptions, a penalty tax is imposed on distributions from an IRA equal to 10% of the amount of the distribution includible in income. (Amounts rolled over from an IRA generally are excludable from income.) The exceptions provide, however, that this penalty tax does not apply to distributions made to the Owner (1) on or after age 59 1/2, (2) on or after death or because of disability (as defined in the tax law), or (3) as part of a series of substantially equal periodic payments over the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and his or her beneficiary (as defined in the tax law). In addition to the foregoing, failure to comply with a minimum distribution requirement will result in the imposition of a penalty tax of 50% of the amount by which a minimum required distribution exceeds the actual distribution from an IRA. Under this requirement, distributions of minimum amounts from an IRA as specified in the tax law must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2.

     Other Types of Qualified Retirement Plans. The following sections describe tax considerations of Contracts used in connection with various types of qualified retirement plans other than IRAs. Golden American does not currently offer all of the types of qualified retirement plans described and may not offer them in the future. Prospective purchasers of Contracts for use in connection with such qualified retirement plans should therefore contact Golden American's Customer Service Center to ascertain the availability of the Contract for qualified retirement plans at any given time.

     Simplified Employee Pensions (SEP-IRAs). Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. Employers intending to use the contract in connection with such plans should seek competent advice.

     SIMPLE IRAs. Section 408(p) of the Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. Employers intending to use the Contract in connection with a SIMPLE retirement account should seek competent advice.

     Roth Individual Retirement Annuity (Roth IRA). Golden American currently issues the Contract as a Roth IRA. If the contract is used for this purpose, the Owner must be the Annuitant.

     Premium Payments. All premium payments to a Roth IRA are limited and are non-deductible. In general, premium payments to a Roth IRA in a taxable year are limited to the lesser of $2,000 or 100% of an individual's earned income less any contributions made to other IRAs, including both Roth and non-Roth IRAs, but excluding any rollover contributions to IRAs. Subject to coordinated IRA contribution limits, contributions to a Roth IRA for an individual and a spouse cannot exceed $4,000 or 100% of the individual's and spouse's earned income, if less. The maximum contribution can be made if either of the following applies:
(a) for joint tax filers, their adjusted gross income is $150,000 or less, or
(b) for individual tax filers, their adjusted gross income is $95,000 or less. For amounts over these adjusted gross incomes, the contribution limit is reduced as follows: (a) for a joint tax filer, the maximum is reduced by 20% of the excess adjusted gross income over $150,000 (no contributions over $160,000); (b) for an individual tax filer, the maximum is reduced by 13.3% of the excess adjusted gross income over $95,000 (no contributions over $110,000).

     Conversions of Non-Roth IRA to a Roth IRA. A Roth IRA may be purchased with amounts received as a qualified rollover ("Rollover Roth IRA") if the following conditions are met: (a) when a rollover is from a non-Roth IRA, the taxpayer must not be a married individual filing separately and the taxpayer's adjusted gross income must not exceed $100,000; (b) rollovers must be made within 60 days of receipt by the taxpayer; (c) minimum distributions from a non-Roth IRA cannot be contributed to a Rollover Roth IRA; (d) an asset received in a distribution may be sold and the proceeds put in a Rollover Roth IRA; (e) all or part of a non-Roth IRA may be contributed to a Rollover Roth IRA except an inherited IRA or a SIMPLE IRA; (f) a rollover contribution must be designated in writing as such by the Owner at the time the rollover is made. Any distribution from a non-Roth IRA made within 60 days to a Roth IRA is taxable in the year of the distribution. For rollovers or conversions completed in 1998, taxable income due to the distribution may be included evenly over 1998-2001 tax years.

     Rollovers from a Roth IRA to a Roth IRA. A rollover from a Roth IRA to a Roth IRA may be accomplished if the following conditions are met: (a) the rollover must be a direct rollover for the five year holding period of the original Roth IRA to be preserved; (b) the rollover may be made for all or a portion of the Roth IRA; (c) a rollover contribution must be designated as such in writing at the time the rollover is made.

     Taxation of Roth IRA Distributions. A distribution from a Roth IRA is not subject to income tax or to the additional 10% penalty tax on premature distributions if it is a "qualified distribution." A qualified distribution is any payment or distribution from a Roth IRA which is made: (a) following the end of the fifth taxable period (year) after a contribution or rollover is made to a Roth IRA, and (b) on or after the Owner attains age 59 1/2, or made to a beneficiary on or after the Owner's death, or as a result of the Owner becoming disabled, or qualified first-time home buyer distribution (subject to a $10,000 lifetime limit). Distributions not meeting these definitions are "non-qualified distributions." Non-qualified distributions are treated as being made from contributions to a Roth IRA to the extent the distribution, when added to all previous distributions from a Roth IRA, does not exceed the sum of contributions to a Roth IRA. A non-qualifed distribution in excess of the sum of contributions is subject to ordinary income tax in the year a distribution is made. Such taxable distribution is also subject to a 10% penalty tax unless the distribution is made under certain limited circumstances.

     Roth IRAs are not subject to required distributions at age 70 1/2.

     Corporate and Self-Employed ("H.R. 10" or "Keogh") Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contract in order to provide benefits under the plans. The Contract provides a Death Benefit that in certain circumstances may exceed the greater of the premium payments and the Accumulation Value. It is possible that such Death Benefit could be characterized as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Employers intending to use the Contract in connection with such plans should seek competent advice.

     Section 403(b) Annuity Contracts. Section 403(b) of the Code permits public school employees, employees of certain types of charitable, educational and scientific organizations exempt from tax under section 501(c)(3) of the Code, and employees of certain types of State educational organizations specified in section 170(b)(l)(A)(ii), to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of premium payments from gross income for federal income tax purposes. Purchasers of the contracts for use as a "Section 403(b) Annuity Contract" should seek competent advice as to eligibility, limitations on permissible amounts of premium payments and other tax consequences associated with such contacts. In particular, purchasers and their advisors should consider that this Contract provides a Death Benefit that in certain circumstances may exceed the greater of the premium payments and the Accumulation Value. It is possible that such Death Benefit could be characterized as an incidental death benefit. If the Death Benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under a Section 403(b) Annuity Contract. Even if the Death Benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract as part of his or her Section 403(b) Annuity Contract.

     Section 403(b) Annuity Contracts contain restrictions on withdrawals of (i) contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last year beginning before January 1, 1989. These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, become disabled (within the meaning of the tax law), or in the case of hardship. Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. (These limitations on withdrawals do not apply to the extent Golden American is directed to transfer some or all of the Accumulation Value as a tax-free direct transfer to the issue of another Section 403(b) Annuity Contract or into a section 403(b)(7) custodial account subject to withdrawal restrictions which are at least as stringent.)

     Eligible Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current federal income taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. Those who intend to use the contracts in connection with such plans should seek competent advice.

     Direct Rollovers and Federal Income Tax Withholding for "Eligible Rollover Distributions." In the case of an annuity contract used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or that is a Section 403(b) Annuity Contract, any "eligible rollover distribution" from the contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is the taxable portion of any distribution from a qualified pension plan under section 401(a) of the Code, qualified annuity plan under Section 403(a) of the Code, or Section 403(b) Annuity or custodial account, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code and distributions which are part of a "series of substantially equal periodic payments" made for the life (or life expectancy) of the employee, or for the joint lives (or joint life expectancies) of the employee and the employee's designated beneficiary (within the meaning of the tax law), or for a specified period of 10 years or more).

     Under these new requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, the taxpayer cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply to that portion of the eligible rollover distribution which, instead of receiving, the taxpayer elects to have directly transferred to certain eligible retirement plans (such as to this Contract when issued as an IRA).

     If this Contract is issued in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a
Section 403(b) Annuity Contract, then, prior to receiving an eligible rollover distribution, the owner will receive a notice (from the plan administrator or Golden American) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct transfer.

     Federal Income Tax Withholding

     Golden American will withhold and remit to the federal government a part of the taxable portion of each distribution made under the Contract unless the distributee notifies Golden American at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Golden American may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including surrenders prior to the Annuity Commencement Date) is 10%. Regardless of whether you elect to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

______________________________________________________________________________

FINANCIAL STATEMENTS OF GOLDEN AMERICAN LIFE INSURANCE COMPANY
For the year ended December 31, 1997




REPORT OF INDEPENDENT AUDITORS

The Board of Directors and Stockholder
Golden American Life Insurance Company

We have audited the accompanying consolidated balance sheets of Golden American Life Insurance Company as of December 31, 1997 and 1996, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for the periods from October 25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997, August 14, 1996 through December 31, 1996, and January 1, 1996 through August 13, 1996, and the year ended December 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Golden American Life Insurance Company at December 31, 1997 and 1996, and the consolidated results of their operations and their cash flows for the periods from October 25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997, August 14, 1996 through December 31, 1996, and January 1, 1996 through August 13, 1996, and the year ended December 31, 1995, in conformity with generally accepted accounting principles.


                                                   s/Ernst & Young LLP


Des Moines, Iowa
February 12, 1998

                   GOLDEN AMERICAN LIFE INSURANCE COMPANY

                        CONSOLIDATED BALANCE SHEETS
                (Dollars in thousands, except per share data)

                                            POST-MERGER      POST-ACQUISITION
                                        ______________________________________
                                         December 31, 1997 | December 31, 1996
                                        ___________________| _________________
                                                           |
ASSETS                                                     |
                                                           |
Investments:                                               |
 Fixed maturities, available for sale,                     |
  at fair value (cost: 1997 - $413,288;                    |
  1996 - $275,153)                                $414,401 |         $275,563
 Equity securities, at fair value                          |
  (cost: 1997 - $4,437; 1996 - $36)                  3,904 |               33
 Mortgage loans on real estate                      85,093 |           31,459
 Policy loans                                        8,832 |            4,634
 Short-term investments                             14,460 |           12,631
                                        ___________________| _________________
Total investments                                  526,690 |          324,320
                                                           |
Cash and cash equivalents                           21,039 |            5,839
                                                           |
Due from affiliates                                    827 |               --
                                                           |
Accrued investment income                            6,423 |            4,139
                                                           |
Deferred policy acquisition costs                   12,752 |           11,468
                                                           |
Present value of in force acquired                  43,174 |           83,051
                                                           |
Current income taxes recoverable                       272 |               --
                                                           |
Deferred income tax asset                           36,230 |               --
                                                           |
Property and equipment, less allowances                    |
 for depreciation of $97 in 1997 and                       |
 $63 in 1996                                         1,567 |              699
                                                           |
Goodwill, less accumulated amortization                    |
 of $630 in 1997 and $589 in 1996                  150,497 |           38,665
                                                           |
Other assets                                           195 |            2,471
                                                           |
Separate account assets                          1,646,169 |        1,207,247
                                        ___________________| _________________
Total assets                                    $2,445,835 |       $1,677,899
                                        ===================| =================

                                            POST-MERGER      POST-ACQUISITION
                                        ______________________________________
                                         December 31, 1997 | December 31, 1996
                                        ___________________| _________________
                                                           |
LIABILITIES AND STOCKHOLDER'S EQUITY                       |
                                                           |
Policy liabilities and accruals:                           |
 Future policy benefits:                                   |
  Annuity and interest sensitive life                      |
   products                                       $505,304 |         $285,287
  Unearned revenue reserve                           1,189 |            2,063
 Other policy claims and benefits                       10 |               --
                                        ___________________| _________________
                                                   506,503 |          287,350
                                                           |
Deferred income tax liability                           -- |              365
Line of credit with affiliate                       24,059 |               --
Surplus note                                        25,000 |           25,000
Due to affiliates                                       80 |            1,504
Other liabilities                                   16,711 |           15,949
Separate account liabilities                     1,646,169 |        1,207,247
                                        ___________________| _________________
                                                 2,218,522 |        1,537,415
                                                           |
Commitments and contingencies                              |
                                                           |
Stockholder's equity:                                      |
 Common stock, par value $10 per share,                    |
  authorized, issued and outstanding                       |
  250,000 shares                                     2,500 |            2,500
 Additional paid-in capital                        224,997 |          137,372
 Unrealized appreciation (depreciation)                    |
  of securities at fair value                          241 |              262
 Retained earnings (deficit)                          (425)|              350
                                        ___________________| _________________
Total stockholder's equity                         227,313 |          140,484
                                        ___________________| _________________
Total liabilities and stockholder's                        |
 equity                                         $2,445,835 |       $1,677,899
                                        ===================| =================


                         See accompanying notes.

                   GOLDEN AMERICAN LIFE INSURANCE COMPANY

                       CONSOLIDATED STATEMENTS OF INCOME
                            (Dollars in thousands)

                                              POST-MERGER     POST-ACQUISITION
                                           ___________________________________
                                              For the period |  For the period
                                            October 25, 1997 | January 1, 1997
                                                     through |         through
                                           December 31, 1997 |October 24, 1997
                                           __________________|________________
                                                             |
                                                             |
Revenues:                                                    |
 Annuity and interest sensitive life                         |
  product charges                                     $3,834 |        $18,288
 Management fee revenue                                  508 |          2,262
 Net investment income                                 5,127 |         21,656
 Realized gains (losses) on investments                   15 |            151
 Other income                                            236 |            426
                                           __________________|________________
                                                       9,720 |         42,783
                                                             |
                                                             |
Insurance benefits and expenses:                             |
 Annuity and interest sensitive life benefits:               |
  Interest credited to account balances                7,413 |         19,276
  Benefit claims incurred in excess of                       |
   account balances                                       -- |            125
 Underwriting, acquisition and insurance                     |
  expenses:                                                  |
  Commissions                                          9,437 |         26,818
  General expenses                                     3,350 |         13,907
  Insurance taxes                                        450 |          1,889
  Policy acquisition costs deferred                  (13,678)|        (29,003)
  Amortization:                                              |
   Deferred policy acquisition costs                     892 |          1,674
   Present value of in force acquired                    948 |          5,225
   Goodwill                                              630 |          1,398
                                           __________________|________________
                                                       9,442 |         41,309
                                                             |
Interest expense                                         557 |          2,082
                                           __________________|________________
                                                       9,999 |         43,391
                                           __________________|________________
Income (loss) before income taxes                       (279)|           (608)
                                                             |
Income taxes                                             146 |         (1,337)
                                           __________________|________________
                                                             |
Net income (loss)                                      ($425)|           $729
                                           ==================|================

                                            POST-ACQUISITION   PRE-ACQUISITION
                                           ____________________________________
                                              For the period |  For the period
                                             August 14, 1996 | January 1, 1996
                                                     through |         through
                                           December 31, 1996 | August 13, 1996
                                           __________________| ________________
                                                             |
                                                             |
Revenues:                                                    |
 Annuity and interest sensitive life                         |
  product charges                                     $8,768 |         $12,259
 Management fee revenue                                  877 |           1,390
 Net investment income                                 5,795 |           4,990
 Realized gains (losses) on investments                   42 |            (420)
 Other income                                            486 |              70
                                           __________________| ________________
                                                      15,968 |          18,289
                                                             |
                                                             |
Insurance benefits and expenses:                             |
 Annuity and interest sensitive life benefits:               |
  Interest credited to account balances                5,741 |           4,355
  Benefit claims incurred in excess of                       |
   account balances                                    1,262 |             915
 Underwriting, acquisition and insurance                     |
  expenses:                                                  |
  Commissions                                          9,866 |          16,549
  General expenses                                     5,906 |           9,422
  Insurance taxes                                        672 |           1,225
  Policy acquisition costs deferred                  (11,712)|         (19,300)
  Amortization:                                              |
   Deferred policy acquisition costs                     244 |           2,436
   Present value of in force acquired                  2,745 |             951
   Goodwill                                              589 |              --
                                           __________________| ________________
                                                      15,313 |          16,553
                                                             |
Interest expense                                          85 |              --
                                           __________________| ________________
                                                      15,398 |          16,553
                                           __________________| ________________
Income (loss) before income taxes                        570 |           1,736
                                                             |
Income taxes                                             220 |          (1,463)
                                           __________________| ________________
                                                             |
Net income (loss)                                       $350 |          $3,199
                                           ==================| ================

                                                             PRE-ACQUISITION
                                                           __________________
                                                           For the year ended
                                                            December 31, 1995
                                                           __________________

Revenues:
 Annuity and interest sensitive life
  product charges                                                    $18,388
 Management fee revenue                                                  987
 Net investment income                                                 2,818
 Realized gains (losses) on investments                                  297
 Other income                                                             63
                                                           __________________
                                                                      22,553


Insurance benefits and expenses:
 Annuity and interest sensitive life benefits:
  Interest credited to account balances                                1,322
  Benefit claims incurred in excess of
   account balances                                                    1,824
 Underwriting, acquisition and insurance
  expenses:
  Commissions                                                          7,983
  General expenses                                                    12,650
  Insurance taxes                                                        952
  Policy acquisition costs deferred                                   (9,804)
  Amortization:
   Deferred policy acquisition costs                                   2,710
   Present value of in force acquired                                  1,552
   Goodwill                                                               --
                                                           __________________
                                                                      19,189

Interest expense                                                          --
                                                           __________________
                                                                      19,189
                                                           __________________
Income (loss) before income taxes                                      3,364

Income taxes                                                              --
                                                           __________________
Net income (loss)                                                     $3,364
                                                           ==================


                         See accompanying notes.

                   GOLDEN AMERICAN LIFE INSURANCE COMPANY

            CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                            (Dollars in thousands)

                                              PRE-ACQUISITION
                     __________________________________________________________
                                                    Unreal-
                                                       ized
                                                     Appre-
                                                    ciation
                                                    (Depre-
                                                   ciation)
                                          Addi-          of              Total
                             Redeemable  tional  Securities  Retained   Stock-
                     Common   Preferred Paid-In          at  Earnings holder's
                      Stock       Stock Capital  Fair Value (Deficit)   Equity
                     __________________________________________________________

Balance at
 January 1, 1995     $2,500   $50,000   $37,086        ($1)     ($79)  $89,506
 Contribution of
  capital                --        --     7,944         --        --     7,944
 Net income              --        --        --         --     3,364     3,364
 Preferred stock
  dividends              --        --        --         --    (3,348)   (3,348)
 Unrealized apprecia-
  tion of securities
  at fair value          --        --        --        659        --       659
                     __________________________________________________________
Balance at
 December 31, 1995    2,500    50,000    45,030        658       (63)   98,125
 Net income              --        --        --         --     3,199     3,199
 Preferred stock
  dividends              --        --        --         --      (719)     (719)
 Unrealized deprecia-
  tion of securities
  at fair value          --        --        --     (1,175)       --    (1,175)
                     __________________________________________________________
Balance at
 August 13, 1996     $2,500   $50,000   $45,030      ($517)   $2,417   $99,430
                     ==========================================================

                                              POST-ACQUISITION
                     __________________________________________________________
                                                    Unreal-
                                                       ized
                                                     Appre-
                                                    ciation
                                                    (Depre-
                                                   ciation)
                                          Addi-          of              Total
                             Redeemable  tional  Securities Retained    Stock-
                     Common   Preferred Paid-In          at Earnings  holder's
                      Stock       Stock Capital  Fair Value (Deficit)   Equity
                     __________________________________________________________

Balance at
 August 14, 1996     $2,500   $50,000   $87,372         --        --  $139,872
 Contribution of
  preferred stock
  to additional
  paid-in capital        --   (50,000)   50,000         --        --        --
 Net income              --        --        --         --      $350       350
 Unrealized apprecia-
  tion of securities
  at fair value          --        --        --       $262        --       262
                     __________________________________________________________
Balance at
 December 31, 1996    2,500        --   137,372        262       350   140,484
 Contribution of
  capital                --        --     1,121         --        --     1,121
 Net income              --        --        --         --       729       729
 Unrealized apprecia-
  tion of securities
  at fair value          --        --        --      1,543        --     1,543
                     __________________________________________________________
Balance at
 October 24, 1997    $2,500        --  $138,493     $1,805    $1,079  $143,877
                     ==========================================================

                                              POST-MERGER
                     __________________________________________________________
                                                    Unreal-
                                                       ized
                                                     Appre-
                                                    ciation
                                                    (Depre-
                                                   ciation)
                                          Addi-          of              Total
                             Redeemable  tional  Securities Retained    Stock-
                     Common   Preferred Paid-In          at Earnings  holder's
                      Stock       Stock Capital  Fair Value (Deficit)   Equity
                     __________________________________________________________

Balance at
 October 25, 1997    $2,500        --  $224,997         --        --  $227,497
 Net loss                --        --        --         --     ($425)     (425)
 Unrealized apprecia-
  tion of securities
  at fair value          --        --        --       $241        --       241
                     __________________________________________________________
Balance at
 December 31, 1997   $2,500        --  $224,997       $241     ($425) $227,313
                     ==========================================================



                         See accompanying notes.

                   GOLDEN AMERICAN LIFE INSURANCE COMPANY

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                             (Dollars in thousands)

                                           POST-MERGER        POST-ACQUISITION
                                       ________________________________________
                                           For the period |     For the period
                                         October 25, 1997 |    January 1, 1997
                                                  through |            through
                                        December 31, 1997 |   October 24, 1997
                                       ___________________| ___________________
                                                          |
OPERATING ACTIVITIES                                      |
Net income (loss)                                   ($425)|               $729
Adjustments to reconcile net income (loss)                |
 to net cash provided by (used in)                        |
 operations:                                              |
 Adjustments related to annuity and                       |
  interest sensitive life products:                       |
  Change in annuity and interest                          |
   sensitive life product reserves                  7,361 |             19,177
  Change in unearned revenues                       1,189 |              3,292
 Decrease (increase) in accrued                           |
  investment income                                 1,205 |             (3,489)
 Policy acquisition costs deferred                (13,678)|            (29,003)
 Amortization of deferred policy                          |
  acquisition costs                                   892 |              1,674
 Amortization of present value of in                      |
  force acquired                                      948 |              5,225
 Change in other assets, other                            |
  liabilities and accrued income taxes              4,205 |             (8,944)
 Provision for depreciation and                           |
  amortization                                      1,299 |              3,203
 Provision for deferred income taxes                  146 |                316
 Realized (gains) losses on investments               (15)|               (151)
                                       ___________________| ___________________
Net cash provided by (used in)                            |
 operating activities                               3,127 |             (7,971)
                                                          |
INVESTING ACTIVITIES                                      |
Sale, maturity or repayment of                            |
 investments:                                             |
 Fixed maturities - available for sale              9,871 |             39,622
 Mortgage loans on real estate                      1,644 |              5,828
 Short-term investments - net                          -- |             11,415
                                       ___________________| ___________________
                                                   11,515 |             56,865
Acquisition of investments:                               |
 Fixed maturities - available for sale            (29,596)|           (155,173)
 Equity securities                                     (1)|             (4,865)
 Mortgage loans on real estate                    (14,209)|            (44,481)
 Policy loans - net                                  (328)|             (3,870)
 Short-term investments - net                     (13,244)|                 --
                                       ___________________| ___________________
                                                  (57,378)|           (208,389)



                         See accompanying notes.

                                        POST-ACQUISITION      PRE-ACQUISITION
                                       ________________________________________
                                           For the period |     For the period
                                          August 14, 1996 |    January 1, 1996
                                                  through |            through
                                        December 31, 1996 |    August 13, 1996
                                       ___________________| ___________________
                                                          |
OPERATING ACTIVITIES                                      |
Net income (loss)                                    $350 |             $3,199
Adjustments to reconcile net income (loss)                |
 to net cash provided by (used in)                        |
 operations:                                              |
 Adjustments related to annuity and                       |
  interest sensitive life products:                       |
  Change in annuity and interest                          |
   sensitive life product reserves                  5,106 |              4,472
  Change in unearned revenues                       2,063 |              2,084
 Decrease (increase) in accrued                           |
  investment income                                  (877)|             (2,494)
 Policy acquisition costs deferred                (11,712)|            (19,300)
 Amortization of deferred policy                          |
  acquisition costs                                   244 |              2,436
 Amortization of present value of in                      |
  force acquired                                    2,745 |                951
 Change in other assets, other                            |
  liabilities and accrued income taxes                (96)|              4,672
 Provision for depreciation and                           |
  amortization                                      1,242 |                703
 Provision for deferred income taxes                  220 |             (1,463)
 Realized (gains) losses on investments               (42)|                420
                                       ___________________| ___________________
Net cash provided by (used in)                            |
 operating activities                                (757)|             (4,320)
                                                          |
                                                          |
INVESTING ACTIVITIES                                      |
Sale, maturity or repayment of                            |
 investments:                                             |
 Fixed maturities - available for sale             47,453 |             55,091
 Mortgage loans on real estate                         40 |                 --
 Short-term investments - net                       2,629 |                354
                                       ___________________| ___________________
                                                   50,122 |             55,445
Acquisition of investments:                               |
 Fixed maturities - available for sale           (147,170)|           (184,589)
 Equity securities                                     (5)|                 --
 Mortgage loans on real estate                    (31,499)|                 --
 Policy loans - net                                  (637)|             (1,977)
 Short-term investments - net                          -- |                 --
                                       ___________________| ___________________
                                                 (179,311)|           (186,566)


                              See accompanying notes.

                                                              PRE-ACQUISITION
                                                             _________________
                                                                  For the year
                                                                         ended
                                                             December 31, 1995
                                                             _________________
OPERATING ACTIVITIES
Net income (loss)                                                      $3,364
Adjustments to reconcile net income (loss)
 to net cash provided by (used in)
 operations:
 Adjustments related to annuity and
  interest sensitive life products:
  Change in annuity and interest
   sensitive life product reserves                                      4,664
  Change in unearned revenues                                           4,949
 Decrease (increase) in accrued
  investment income                                                      (676)
 Policy acquisition costs deferred                                     (9,804)
 Amortization of deferred policy
  acquisition costs                                                     2,710
 Amortization of present value of in
  force acquired                                                        1,552
 Change in other assets, other
  liabilities and accrued income taxes                                  4,686
 Provision for depreciation and
  amortization                                                           (142)
 Provision for deferred income taxes                                       --
 Realized (gains) losses on investments                                  (297)
                                                             _________________
Net cash provided by (used in)
 operating activities                                                  11,006


INVESTING ACTIVITIES
Sale, maturity or repayment of
 investments:
 Fixed maturities - available for sale                                 24,026
 Mortgage loans on real estate                                             --
 Short-term investments - net                                              --
                                                             _________________
                                                                       24,026
Acquisition of investments:
 Fixed maturities - available for sale                                (61,723)
 Equity securities                                                        (10)
 Mortgage loans on real estate                                             --
 Policy loans - net                                                    (1,508)
 Short-term investments - net                                          (1,681)
                                                             _________________
                                                                      (64,922)



                         See accompanying notes.

                   GOLDEN AMERICAN LIFE INSURANCE COMPANY

                             (Dollars in thousands)

                                           POST-MERGER        POST-ACQUISITION
                                       ________________________________________
                                           For the period |     For the period
                                         October 25, 1997 |    January 1, 1997
                                                  through |            through
                                        December 31, 1997 |   October 24, 1997
                                       ___________________| ___________________
                                                          |
Funds held in escrow pursuant to                          |
 an Exchange Agreement                                 -- |                 --
Purchase of property and equipment                  ($252)|              ($875)
                                       ___________________| ___________________
Net cash used in investing activities             (46,115)|           (152,399)
                                                          |
FINANCING ACTIVITIES                                      |
Proceeds from issuance of surplus note                 -- |                 --
Proceeds from line of credit borrowings            10,119 |             97,124
Repayment of line of credit borrowings             (2,207)|            (80,977)
Receipts from annuity and interest                        |
 sensitive life policies credited                         |
 to policyholder account balances                  62,306 |            261,549
Return of policyholder account balances                   |
 on annuity and interest sensitive                        |
 life policies                                     (6,350)|            (13,931)
Net reallocations to Separate                             |
 Accounts                                         (17,017)|            (93,069)
Contributions of capital by Parent                     -- |              1,011
Dividends paid on preferred stock                      -- |                 --
                                       ___________________| ___________________
Net cash provided by financing                            |
 activities                                        46,851 |            171,707
                                       ___________________| ___________________
Increase (decrease) in cash and                           |
 cash equivalents                                   3,863 |             11,337
                                                          |
Cash and cash equivalents at                              |
 beginning of period                               17,176 |              5,839
                                       ___________________| ___________________
Cash and cash equivalents at end                          |
 of period                                        $21,039 |            $17,176
                                       ===================| ===================
SUPPLEMENTAL DISCLOSURE OF CASH FLOW
 INFORMATION
Cash paid during the period for:
 Interest                                            $295               $1,912
 Income taxes                                          --                  283

Non-cash financing activities:
 Contribution of property, plant and equipment
  from EIC Variable, Inc. net of $353 of
  accumulated depreciation                             --                  110


                         See accompanying notes.

                                           POST-ACQUISITION    PRE-ACQUISITION
                                          _____________________________________
                                             For the period |   For the period
                                            August 14, 1996 |  January 1, 1996
                                                    through |          through
                                          December 31, 1996 |  August 13, 1996
                                          __________________| _________________
                                                            |
INVESTING ACTIVITIES - CONTINUED                            |
Funds held in escrow pursuant to                            |
 an Exchange Agreement                                   -- |               --
Purchase of property and equipment                    ($137)|               --
                                          __________________| _________________
Net cash used in investing activities              (129,326)|        ($131,121)
                                                            |
FINANCING ACTIVITIES                                        |
Proceeds from issuance of surplus note               25,000 |               --
Proceeds from line of credit borrowings                  -- |               --
Repayment of line of credit borrowings                   -- |               --
Receipts from annuity and interest                          |
 sensitive life policies credited                           |
 to policyholder account balances                   116,819 |          149,750
Return of policyholder account balances                     |
 on annuity and interest sensitive                          |
 life policies                                       (3,315)|           (2,695)
Net reallocations to Separate                               |
 Accounts                                           (10,237)|           (8,286)
Contributions of capital by Parent                       -- |               --
Dividends paid on preferred stock                        -- |             (719)
                                          __________________| _________________
Net cash provided by financing                              |
 activities                                         128,267 |          138,050
                                          __________________| _________________
Increase (decrease) in cash and                             |
 cash equivalents                                    (1,816)|            2,609
                                                            |
Cash and cash equivalents at                                |
 beginning of period                                  7,655 |            5,046
                                          __________________| _________________
Cash and cash equivalents at end                            |
 of period                                           $5,839 |           $7,655
                                          ==================| =================
SUPPLEMENTAL DISCLOSURE OF CASH FLOW
 INFORMATION
Cash paid during the period for:
 Interest                                                --                 --
 Income taxes                                            --                 --

Non-cash financing activities:
 Contribution of property, plant and equipment
  from EIC Variable, Inc. net of $353 of
  accumulated depreciation                               --                 --


See accompanying notes.

                                                              PRE-ACQUISITION
                                                             _________________
                                                                  For the year
                                                                         ended
                                                             December 31, 1995
                                                             _________________
INVESTING ACTIVITIES - CONTINUED
Funds held in escrow pursuant to
 an Exchange Agreement                                                ($1,242)
Purchase of property and equipment                                         --
                                                             _________________
Net cash used in investing activities                                 (42,138)

FINANCING ACTIVITIES
Proceeds from issuance of surplus note                                     --
Proceeds from line of credit borrowings                                    --
Repayment of line of credit borrowings                                     --
Receipts from annuity and interest
 sensitive life policies credited
 to policyholder account balances                                      29,501
Return of policyholder account balances
 on annuity and interest sensitive
 life policies                                                         (1,543)
Net reallocations to Separate
 Accounts                                                                  --
Contributions of capital by Parent                                      7,944
Dividends paid on preferred stock                                      (3,348)
                                                             _________________
Net cash provided by financing
 activities                                                            32,554
                                                             _________________
Increase (decrease) in cash and
 cash equivalents                                                       1,422

Cash and cash equivalents at
 beginning of period                                                    3,624
                                                             _________________
Cash and cash equivalents at end
 of period                                                             $5,046
                                                             =================
SUPPLEMENTAL DISCLOSURE OF CASH FLOW
 INFORMATION
Cash paid during the period for:
 Interest                                                                  --
 Income taxes                                                              --

Non-cash financing activities:
 Contribution of property, plant and equipment
  from EIC Variable, Inc. net of $353 of
  accumulated depreciation                                                 --



                             See accompanying notes.

                   GOLDEN AMERICAN LIFE INSURANCE COMPANY
                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                              December 31, 1997

1.  SIGNIFICANT ACCOUNTING POLICIES

CONSOLIDATION
The consolidated financial statements include Golden American Life Insurance Company ("Golden American") and its wholly owned subsidiary, First Golden American Life Insurance Company of New York ("First Golden," and with Golden American collectively, the "Company"). All significant intercompany accounts and transactions have been eliminated.

ORGANIZATION
Golden American, a wholly owned subsidiary of Equitable of Iowa Companies, Inc., offers variable insurance products and is licensed as a life insurance company in the District of Columbia and all states except New York. On January 2, 1997 and December 23, 1997, First Golden became licensed to sell insurance products in New York and Delaware, respectively. The Company's products are marketed by broker/dealers, financial institutions and insurance agents. The Company's primary customers are individuals and families.

On October 24, 1997, PFHI Holding, Inc. ("PFHI"), a Delaware corporation, acquired all of the outstanding capital stock of Equitable of Iowa Companies ("Equitable"), pursuant to the terms of the Agreement and Plan of Merger ("Merger Agreement") among Equitable, PFHI, and ING Groep N.V. ("ING"). PFHI is a wholly owned subsidiary of ING, a global financial services holding company based in The Netherlands. As a result of the merger, Equitable was merged into PFHI which was simultaneously renamed Equitable of Iowa Companies, Inc. ("EIC" or the "Parent"), a Delaware corporation. See Note 5 for additional information regarding the merger.

On August 13, 1996, Equitable acquired all of the outstanding capital stock of EIC Variable, Inc. (formerly known as BT Variable, Inc.) and its wholly owned subsidiaries, Golden American and Directed Services, Inc. ("DSI") from Whitewood Properties Corporation ("Whitewood") pursuant to the terms of a Stock Purchase Agreement between Equitable and Whitewood (the "Purchase Agreement"). On April 30, 1997, EIC Variable, Inc. was liquidated and its investments in Golden American and DSI were transferred to Equitable, while the remainder of its net assets were contributed to Golden American. On December 30, 1997, EIC Variable, Inc. was dissolved. See Note 6 for additional information regarding the acquisition.

For financial statement purposes, the merger was accounted for as a purchase effective October 25, 1997 and the change in control of Golden American through the acquisition of BT Variable was accounted for as a purchase effective August 14, 1996. The merger and acquisition resulted in new bases of accounting reflecting estimated fair values of assets and liabilities at their respective dates. As a result, the Company's financial statements for the period subsequent to October 24, 1997, are presented on the Post-Merger new basis of accounting, for the period August 14, 1996 through October 24, 1997, are presented on the Post-Acquisition basis of accounting, and for August 13, 1996 and prior periods are presented on the Pre-Acquisition basis of accounting.

INVESTMENTS
FIXED MATURITIES: Statement of Financial Accounting Standards ("SFAS") No. 115, "Accounting for Certain Investments in Debt and Equity Securities," requires fixed maturity securities to be designated as either "available for sale," "held for investment" or "trading." Sales of fixed maturities designated as "available for sale" are not restricted by SFAS No. 115. Available for sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in stockholder's equity, after adjustment for related changes in deferred policy acquisition costs ("DPAC"), present value of in force acquired ("PVIF"), policy reserves and deferred income

                   GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)
                              December 31, 1997

taxes. At December 31, 1997 and 1996, all of the Company's fixed maturity securities are designated as available for sale although the Company is not precluded from designating fixed maturity securities as held for investment or trading at some future date.

Securities determined to have a decline in value that is other than temporary are written down to estimated fair value which becomes the security's new cost basis by a charge to realized losses in the Company's Statement of Income. Premiums and discounts are amortized/accrued utilizing the scientific interest method which results in a constant yield over the security's expected life. Amortization/accrual of premiums and discounts on mortgage-backed securities incorporates a prepayment assumption to estimate the securities' expected lives.

EQUITY SECURITIES: Equity securities are reported at estimated fair value if readily marketable. The change in unrealized appreciation and depreciation of marketable equity securities (net of related deferred income taxes, if any) is included directly in stockholder's equity. Equity securities determined to have a decline in value that is other than temporary are written down to estimated fair value which becomes the security's new cost basis by a charge to realized losses in the Company's Statement of Income.

MORTGAGE LOANS: Mortgage loans on real estate are reported at cost adjusted for amortization of premiums and accrual of discounts. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected future cash flows from the loan, discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of impaired loans is reduced by the establishment of a valuation allowance which is adjusted at each reporting date for significant changes in the calculated value of the loan. Changes in this valuation allowance are charged or credited to income.

OTHER INVESTMENTS: Policy loans are reported at unpaid principal. Short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts.

FAIR VALUES: Estimated fair values, as reported herein, of publicly traded fixed maturity securities are as reported by an independent pricing service. Fair values of conventional mortgage-backed securities not actively traded in a liquid market are estimated using a third party pricing system. This pricing system uses a matrix calculation assuming a spread over U.S. Treasury bonds based upon the expected average lives of the securities. Fair values of private placement bonds are estimated using a matrix that assumes a spread (based on interest rates and a risk assessment of the bonds) over U.S. Treasury bonds. Estimated fair values of equity securities which consists of the Company's investment in its registered separate accounts are based upon the quoted fair value of the securities comprising the individual portfolios underlying the separate accounts. Realized gains and losses are determined on the basis of specific identification and average cost methods for manager initiated and issuer initiated disposals, respectively.

CASH AND CASH EQUIVALENTS
For purposes of the consolidated statement of cash flows, the Company considers all demand deposits and interest-bearing accounts not related to the investment function to be cash equivalents. All interest-bearing accounts classified as cash equivalents have original maturities of three months or less.

                   GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)
                              December 31, 1997

DEFERRED POLICY ACQUISITION COSTS
Certain costs of acquiring new insurance business, principally commissions and other expenses related to the production of new business, have been deferred. Acquisition costs for variable annuity and variable life products are being amortized generally in proportion to the present value (using the assumed crediting rate) of expected future gross profits. This amortization is "unlocked" when the Company revises its estimate of current or future gross profits to be realized from a group of products. DPAC is adjusted to reflect the pro forma impact of unrealized gains and losses on fixed maturity securities the Company has designated as "available for sale" under SFAS No. 115.

PRESENT VALUE OF IN FORCE ACQUIRED
As a result of the merger and the acquisition, a portion of the acquisition cost related to each transaction was allocated to the right to receive future cash flows from existing insurance contracts. This allocated cost represents the PVIF which reflects the value of those purchased policies calculated by discounting actuarially determined expected future cash flows at the discount rate determined by the purchaser. Amortization of PVIF is charged to expense in proportion to expected gross profits. This amortization is "unlocked" when the Company revises its estimate of current or future gross profits to be realized from the insurance contracts acquired. PVIF is adjusted to reflect the pro forma impact of unrealized gains (losses) on available for sale fixed maturities. See Notes 5 and 6 for additional information on PVIF resulting from the merger and acquisition.

PROPERTY AND EQUIPMENT
Property and equipment primarily represent leasehold improvements, office furniture and equipment and capitalized computer software and are not considered to be significant to the Company's overall operations. Property and equipment are reported at cost less allowances for depreciation. Depreciation expense is computed primarily on the basis of the straight-line method over the estimated useful lives of the assets.

GOODWILL
Goodwill was established as a result of the merger discussed previously and is being amortized over 40 years on a straight-line basis. Goodwill established as a result of the acquisition discussed above was being amortized over 25 years on a straight-line basis. See Notes 5 and 6 for additional information on the merger and acquisition.

FUTURE POLICY BENEFITS
Future policy benefits for fixed interest divisions of the variable products are established utilizing the retrospective deposit accounting method. Policy reserves represent the premiums received plus accumulated interest, less mortality and administration charges. Interest credited to these policies ranged from 3.30% to 8.25% during 1997. The unearned revenue reserve represents unearned distribution fees discussed below. These distribution fees have been deferred and are amortized over the life of the contract in proportion to its expected gross profits.

SEPARATE ACCOUNTS
Assets and liabilities of the separate accounts reported in the accompanying balance sheets represent funds that are separately administered principally for variable annuity and variable life contracts. Contractholders, rather than the Company, bear the investment risk for variable products. At the direction of the Contractholders, the separate accounts invest the premiums from the sale of variable annuity and variable life products in shares of specified mutual funds. The assets and liabilities of the separate accounts are clearly identified and segregated from other assets and liabilities of the Company. The portion of the separate account assets applicable to variable annuity and variable life contracts cannot be charged with liabilities arising out of any other business the Company may conduct.

                   GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)
                              December 31, 1997

Variable separate account assets carried at fair value of the underlying investments generally represent Contractholder investment values maintained in the accounts. Variable separate account liabilities represent account balances for the variable annuity and variable life contracts invested in the separate accounts. Net investment income and realized and unrealized capital gains and losses related to separate account assets are not reflected in the accompanying Statements of Income.

Product charges recorded by the Company from variable annuity and variable life products consist of charges applicable to each contract for mortality and expense risk, cost of insurance, contract administration and surrender charges. In addition, some variable annuity and all variable life contracts provide for a distribution fee collected for a limited number of years after each premium deposit. Revenue recognition of collected distribution fees is amortized over the life of the contract in proportion to its expected gross profits. The balance of unrecognized revenue related to the distribution fees is reported as an unearned revenue reserve.

DEFERRED INCOME TAXES
Deferred tax assets or liabilities are computed based on the difference between the financial statement and income tax bases of assets and liabilities using the enacted marginal tax rate. Deferred tax assets or liabilities are adjusted to reflect the pro forma impact of unrealized gains and losses on equity securities and fixed maturity securities the Company has designated as available for sale under SFAS No. 115. Changes in deferred tax assets or liabilities resulting from this SFAS No. 115 adjustment are charged or credited directly to stockholder's equity. Deferred income tax expenses or credits reflected in the Company's Statement of Income are based on the changes in the deferred tax asset or liability from period to period (excluding the SFAS No. 115 adjustment).

DIVIDEND RESTRICTIONS
The Company's ability to pay dividends to its parent is restricted because prior approval of insurance regulatory authorities is required for payment of dividends to the stockholder which exceed an annual limitation. During 1998, Golden American cannot pay dividends to its parent without prior approval of statutory authorities. The Company has maintained adequate statutory capital and surplus and has not used surplus relief or financial reinsurance, which have come under scrutiny by many state insurance departments.

Under the provisions of the insurance laws of the State of New York, First Golden cannot distribute any dividends to its stockholders unless a notice of its intention to declare a dividend and amount of the dividend has been filed not less than thirty days in advance of the proposed declaration. The superintendent may disapprove the distribution by giving written notice to First Golden within thirty days after the filing should the superintendent find that the financial condition of First Golden does not warrant the distribution.


USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions affecting the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Management is required to utilize historical experience and assumptions about future events and circumstances in order to develop estimates of material reported amounts and disclosures. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates and assumptions are (1) estimates of fair values of investments in securities and other financial instruments, as well as fair values of policyholder liabilities, (2) policyholder liabilities, (3) deferred policy acquisition costs and present value of in force acquired, (4) fair values of assets and liabilities recorded as a result of merger and acquisition transactions, (5) asset valuation

                   GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)
                              December 31, 1997

allowances, (6) guaranty fund assessment accruals, (7) deferred tax benefits (liabilities) and (8) estimates for commitments and contingencies including legal matters, if a liability is anticipated and can be reasonably estimated. Estimates and assumptions regarding all of the preceding are inherently subject to change and are reassessed periodically. Changes in estimates and assumptions could materially impact the financial statements.

2. BASIS OF FINANCIAL REPORTING

The financial statements of the Company differ from related statutory-basis financial statements principally as follows: (1) acquisition costs of acquiring new business are deferred and amortized over the life of the policies rather than charged to operations as incurred; (2) an asset representing the present value of future cash flows from insurance contracts acquired was established as a result of the merger/acquisition and is amortized and charged to expense; (3) future policy benefit reserves for the fixed interest divisions of the variable products are based on full account values, rather than the greater of cash surrender value or amounts derived from discounting methodologies utilizing statutory interest rates;
(4) reserves are reported before reduction for reserve credits related to reinsurance ceded and a receivable is established, net of an allowance for uncollectible amounts, for these credits rather than presented net of these credits; (5) fixed maturity investments are designated as "available for sale" and valued at fair value with unrealized appreciation/depreciation, net of adjustments to deferred income taxes (if applicable), present value of in force acquired and deferred policy acquisition costs, credited/charged directly to stockholder's equity rather than valued at amortized cost;
(6) the carrying value of fixed maturity securities is reduced to fair value by a charge to realized losses in the Statement of Income when declines in carrying value are judged to be other than temporary, rather than through the establishment of a formula-determined statutory investment reserve (carried as a liability), changes in which are charged directly to surplus; (7) deferred income taxes are provided for the difference between the financial statement and income tax bases of assets and liabilities; (8) net realized gains or losses attributed to changes in the level of interest rates in the market are recognized when the sale is completed rather than deferred and amortized over the remaining life of the fixed maturity security; (9) a liability is established for anticipated guaranty fund assessments, net of related anticipated premium tax credits, rather than capitalized when assessed and amortized in accordance with procedures permitted by insurance regulatory authorities; (10) revenues for variable annuity and variable life products consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed rather than premiums received; (11) the financial statements of Golden American's wholly owned subsidiary are consolidated rather than recorded at the equity in net assets; (12) surplus notes are reported as liabilities rather than as surplus; and (13) assets and liabilities are restated to fair values when a change in ownership occurs, with provisions for goodwill and other intangible assets, rather than continuing to be presented at historical cost.

Net loss for Golden American as determined in accordance with statutory accounting practices was $428,000 in 1997, $9,188,000 in 1996 and $4,117,000
in 1995. Total statutory capital and surplus was $76,914,000 at December 31, 1997 and $80,430,000 at December 31, 1996.

                   GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)
                              December 31, 1997

3.   INVESTMENT OPERATIONS

INVESTMENT RESULTS
Major categories of net investment income are summarized below:


                              POST-MERGER              POST-ACQUISITION
                        ________________________________________________________
                            For the period|   For the period     For the period
                          October 25, 1997|  January 1, 1997    August 14, 1996
                                   through|          through            through
                         December 31, 1997| October 24, 1997  December 31, 1996
                        __________________| ____________________________________
                                            (Dollars in thousands)
                                          |
Fixed maturities                   $4,443 |          $18,488             $5,083
Equity securities                       3 |               --                103
Mortgage loans on real                    |
 estate                               879 |            3,070                203
Policy loans                           59 |              482                 78
Short-term investments                129 |              443                441
Other, net                           (154)|               24                  2
Funds held in escrow                   -- |               --                 --
                        __________________| ____________________________________
Gross investment income             5,359 |           22,507              5,910
Less investment expenses             (232)|             (851)              (115)
                        __________________| ____________________________________
Net investment income              $5,127 |          $21,656             $5,795
                        ==================| ====================================




                                      PRE-ACQUISITION
                        _____________________________________
                           For the period |
                          January 1, 1996 |      For the year
                                  through |             ended
                          August 13, 1996 | December 31, 1995
                        __________________| _________________
                                  (Dollars in thousands)
                                          |
Fixed maturities                   $4,507 |           $1,610
Equity securities                      -- |               --
Mortgage loans on real                    |
 estate                                -- |               --
Policy loans                           73 |               56
Short-term investments                341 |              899
Other, net                             22 |              148
Funds held in escrow                  145 |              166
                        __________________| _________________
Gross investment income             5,088 |            2,879
Less investment expenses              (98)|              (61)
                        __________________| _________________
Net investment income              $4,990 |           $2,818
                        ==================| =================


Realized gains (losses) on investments are as follows:

                              POST-MERGER              POST-ACQUISITION
                        ________________________________________________________
                            For the period|   For the period     For the period
                          October 25, 1997|  January 1, 1997    August 14, 1996
                                   through|          through            through
                         December 31, 1997| October 24, 1997  December 31, 1996
                        __________________| ____________________________________
                                            (Dollars in thousands)
                                          |
Fixed maturities,                         |
 available for sale                   $25 |             $151                $42
Mortgage loans                        (10)|               --                 --
                        __________________| ____________________________________
Realized gains (losses)                   |
 on investments                       $15 |             $151                $42
                        ========================================================

                                      PRE-ACQUISITION
                        _____________________________________
                           For the period |
                          January 1, 1996 |      For the year
                                  through |             ended
                          August 13, 1996 | December 31, 1995
                        __________________| _________________
                                   (Dollars in thousands)
                                          |
Fixed maturities,                         |
 available for sale                 ($420)|             $297
Mortgage loans                         -- |               --
                        __________________| _________________
Realized gains (losses)                   |
 on investments                     ($420)|             $297
                        =====================================


                   GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)
                              December 31, 1997

The change in unrealized appreciation (depreciation) on securities at fair value is as follows:

                              POST-MERGER              POST-ACQUISITION
                        ________________________________________________________
                           For the period |   For the period     For the period
                         October 25, 1997 |  January 1, 1997    August 14, 1996
                                  through |          through            through
                             December 31, |      October 24,       December 31,
                                     1997 |             1997               1996
                        __________________| ____________________________________
                                            (Dollars in thousands)
                                          |
Fixed maturities:                         |
 Available for sale                $1,113 |           $4,607               $410
 Held for investment                   -- |               --                 --
Equity securities                    (533)|             (465)                (3)
                        __________________| ____________________________________
Unrealized appreciation                   |
 (depreciation) of                        |
 securities                          $580 |           $4,142               $407
                        ========================================================


                                      PRE-ACQUISITION
                        _____________________________________
                           For the period |
                          January 1, 1996 |      For the year
                                  through |             ended
                          August 13, 1996 | December 31, 1995
                        __________________| _________________
                                  (Dollars in thousands)
                                          |
Fixed maturities:                         |
 Available for sale               ($2,087)|             $958
 Held for investment                   -- |               90
Equity securities                       1 |                3
                        __________________| _________________
Unrealized appreciation                   |
 (depreciation) of                        |
 securities                       ($2,086)|           $1,051
                        =====================================



At December 31, 1997 and December 31, 1996, amortized cost, gross unrealized gains and losses and estimated fair values of fixed maturity securities, all of which are designated as available for sale, are as follows:

                                                Gross       Gross   Estimated
                                Amortized  Unrealized  Unrealized        Fair
                                     Cost       Gains      Losses       Value
                               _______________________________________________
                                             (Dollars in thousands)
December 31, 1997                                  POST-MERGER
______________________________________________________________________________
U.S. government and
 governmental agencies
 and authorities:
 Mortgage-backed securities       $62,988        $155        ($10)    $63,133
 Other                              5,705           5          (1)      5,709
Foreign governments                 2,062          --          (9)      2,053
Public utilities                   25,899          49          (4)     25,944
Investment grade corporate        219,526         926         (32)    220,420
Below investment grade
 corporate                         41,355         186        (210)     41,331
Mortgage-backed securities         55,753          78         (20)     55,811
                               _______________________________________________
Total                            $413,288      $1,399       ($286)   $414,401
                               ===============================================

December 31, 1996                              POST-ACQUISITION
______________________________________________________________________________
U.S. government and
 governmental agencies
 and authorities:
 Mortgage-backed securities       $70,902        $122       ($247)    $70,777
 Other                              3,082           2          (4)      3,080
Public utilities                   35,893         193         (38)     36,048
Investment grade corporate        134,487         586        (466)    134,607
Below investment grade
 corporate                         25,921         249         (56)     26,114
Mortgage-backed securities          4,868          69          --       4,937
                               _______________________________________________
Total                            $275,153      $1,221       ($811)   $275,563
                               ===============================================

                   GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)
                              December 31, 1997

At December 31, 1997, net unrealized investment gains on fixed maturities designated as available for sale totaled $1,113,000. This appreciation caused an increase to stockholder's equity of $587,000 at December 31, 1997 (net of deferred income taxes of $316,000, an adjustment of $35,000 to DPAC and PVIF of $175,000). Short-term investments with maturities of 30 days or less have been excluded from the above schedules. Amortized cost approximates fair value for these securities.

Amortized cost and estimated fair value of fixed maturities designated as available for sale, by contractual maturity, at December 31, 1997, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                           POST-MERGER
                                                _____________________________
                                                                   Estimated
                                                   Amortized            Fair
December 31, 1997                                       Cost           Value
_____________________________________________________________________________
                                                    (Dollars in thousands)
Due within one year                                  $26,261         $26,239
Due after one year through five years                198,249         198,781
Due after five years through ten years                70,037          70,437
                                                _____________   _____________
                                                     294,547         295,457
Mortgage-backed securities                           118,741         118,944
                                                _____________   _____________
Total                                               $413,288        $414,401
                                                =============   =============

An analysis of sales, maturities and principal repayments of the Company's fixed maturities portfolio is as follows:

                                            Gross         Gross      Proceeds
                          Amortized      Realized      Realized          from
                               Cost         Gains        Losses          Sale
______________________________________________________________________________
                                           (Dollars in thousands)
For the period October 25,
 1997 through
 December 31, 1997:
Scheduled principal
 repayments, calls and
 tenders                     $6,708            $2            --        $6,710
Sales                         3,138            23            --         3,161
                        ______________________________________________________
Total                        $9,846           $25            --        $9,871
                        ======================================================
For the period January 1,
 1997 through October 24,
 1997:
Scheduled principal
 repayments, calls and
 tenders                    $25,419            --            --       $25,419
Sales                        14,052          $153           ($2)       14,203
                        ______________________________________________________
Total                       $39,471          $153           ($2)      $39,622
                        ======================================================
For the period August 14,
 1996 through
 December 31, 1996:
Scheduled principal
 repayments, calls and
 tenders                     $1,612            --            --        $1,612
Sales                        45,799          $115          ($73)       45,841
                        ______________________________________________________
Total                       $47,411          $115          ($73)      $47,453
                        ======================================================
For the period January 1,
 1996 through August 13,
 1996:
Scheduled principal
 repayments, calls and
 tenders                     $1,801            --            --        $1,801
Sales                        53,710          $152         ($572)       53,290
                        ______________________________________________________
Total                       $55,511          $152         ($572)      $55,091
                        ======================================================
Year ended December 31,
 1995:
Scheduled principal
 repayments, calls and
 tenders                    $20,279          $305          ($16)      $20,568
Sales                         3,450             8            --         3,458
                        ______________________________________________________
Total                       $23,729          $313          ($16)      $24,026
                        ======================================================

                   GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)
                              December 31, 1997

INVESTMENT VALUATION ANALYSIS: The Company analyzes its investment portfolio at least quarterly in order to determine if the carrying value of any of its investments has been impaired. The carrying value of debt and equity securities is written down to fair value by a charge to realized losses when an impairment in value appears to be other than temporary. During 1997 and 1996, no investments were identified as having an impairment other than temporary.

INVESTMENTS ON DEPOSIT: At December 31, 1997 and 1996, affidavits of deposits covering bonds with a par value of $6,605,000 were on deposit with regulatory authorities pursuant to certain statutory requirements.

INVESTMENT DIVERSIFICATIONS: The Company's investment policies related to its investment portfolio require diversification by asset type, company and industry and set limits on the amount which can be invested in an individual issuer. Such policies are at least as restrictive as those set forth by regulatory authorities. The following percentages relate to holdings at December 31, 1997 and December 31, 1996. Fixed maturity investments included investments in basic industrials (30% in 1997 and 1996), financial companies (24% in 1997, 18% in 1996), various government bonds and government or agency mortgage-backed securities (17% in 1997 and 27% in 1996) and public utilities (7% in 1997, 13% in 1996). Mortgage loans on real estate have been analyzed by geographical location with concentrations by state identified as Utah (13% in 1997, 4% in 1996), California (12% in 1997, 7% in 1996), and Georgia (11%
in 1997, 17% in 1996). There are no other concentrations of mortgage loans in any state exceeding ten percent at December 31, 1997 and 1996. Mortgage loans on real estate have also been analyzed by collateral type with significant concentrations identified in office buildings (43% in 1997, 36% in 1996), industrial buildings (33% in 1997, 31% in 1996), retail facilities (15% in 1997, 6% in 1996) and multi-family residential buildings (9% in 1997, 27% in
1996). Equity securities and investments accounted for by the equity method are not significant to the Company's overall investment portfolio.

No investment in any person or its affiliates (other than bonds issued by agencies of the United States government) exceeded ten percent of stockholder's equity at December 31, 1997.

4.  FAIR VALUES OF FINANCIAL INSTRUMENTS

SFAS No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of estimated fair value of all financial instruments, including both assets and liabilities recognized and not recognized in a Company's balance sheet, unless specifically exempted. SFAS No. 119, "Disclosure about Derivative Financial Instruments and Fair Value of Financial Instruments," requires additional disclosures about derivative financial instruments. Most of the Company's investments, investment contracts and debt fall within the standards' definition of a financial instrument. Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. In cases where quoted market prices are not available, estimated fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accounting, actuarial and regulatory bodies are continuing to study the methodologies to be used in developing fair value information, particularly as it relates to such things as liabilities for insurance contracts. Accordingly, care should be exercised in deriving conclusions about the Company's business or financial condition based on the information presented herein.

The Company closely monitors the composition and yield of its invested assets, the duration and interest credited on insurance liabilities and resulting interest spreads and timing of cash flows. These amounts are taken into consideration in the Company's overall management of interest rate risk, which attempts to minimize exposure to changing interest rates through the matching of investment cash flows with amounts expected to be due under insurance contracts. As discussed be-

                   GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)
                              December 31, 1997

low, the Company has used discount rates in its determination of fair values for its liabilities which are consistent with market yields for related assets. The use of the asset market yield is consistent with management's opinion that the risks inherent in its asset and liability portfolios are similar. This assumption, however, might not result in values consistent with those obtained through an actuarial appraisal of the Company's business or values that might arise in a negotiated transaction.

The following compares carrying values as shown for financial reporting purposes with estimated fair values:


December 31                               1997                     1996
_______________________________________________________________________________
(Dollars in thousands)                                |
                                            Estimated |              Estimated
                                 Carrying        Fair |   Carrying        Fair
                                    Value       Value |      Value       Value
                               ___________ ___________| ___________ ___________
                                                      |
ASSETS                                                |
 Fixed maturities, available                          |
  for sale                       $414,401    $414,401 |   $275,563    $275,563
 Equity securities                  3,904       3,904 |         33          33
 Mortgage loans on real estate     85,093      86,348 |     31,459      30,979
 Policy loans                       8,832       8,832 |      4,634       4,634
 Short-term investments            14,460      14,460 |     12,631      12,631
 Cash and cash equivalents         21,039      21,039 |      5,839       5,839
 Separate account assets        1,646,169   1,646,169 |  1,207,247   1,207,247
                                                      |
LIABILITIES                                           |
 Annuity products                 493,181     431,859 |    280,076     253,012
 Surplus note                      25,000      28,837 |     25,000      28,878
 Separate account liabilities   1,646,169   1,443,458 |  1,207,247   1,119,158
                                                      |

The following methods and assumptions were used by the Company in estimating fair values.

FIXED MATURITIES: Estimated fair values of publicly traded securities are as reported by an independent pricing service. Estimated fair values of conventional mortgage-backed securities not actively traded in a liquid market are estimated using a third party pricing system. This pricing system uses a matrix calculation assuming a spread over U.S. Treasury bonds based upon the expected average lives of the securities.

EQUITY SECURITIES: Estimated fair values of equity securities, which consist of the Company's investment in the portfolios underlying its separate accounts, are based upon the quoted fair value of the individual securities comprising the individual portfolios underlying the separate accounts. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality.

MORTGAGE LOANS ON REAL ESTATE: Fair values are estimated by discounting expected cash flows, using interest rates currently offered for similar loans.

POLICY LOANS: Carrying values approximate the estimated fair value for policy loans.

SHORT-TERM INVESTMENTS AND CASH AND CASH EQUIVALENTS: Carrying values reported in the Company's historical cost basis balance sheet approximate estimated fair value for these instruments, due to their short-term nature.

SEPARATE ACCOUNT ASSETS: Separate account assets are based upon the quoted fair values of the individual securities in the separate accounts.

                   GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)
                              December 31, 1997

ANNUITY PRODUCTS: Estimated fair values of the Company's liabilities for future policy benefits for the fixed interest division of the variable annuity products and for supplemental contracts without life contingencies are based upon discounted cash flow calculations. Cash flows of future policy benefits are discounted using the market yield rate of the assets supporting these liabilities.

SURPLUS NOTE: Estimated fair value of the Company's surplus note was based upon discounted future cash flows using a discount rate approximating the Company's return on invested assets.

SEPARATE ACCOUNT LIABILITIES: Separate account liabilities are reported at full account value in the Company's historical cost balance sheet.
Estimated fair values of separate account liabilities are based upon assumptions using an estimated long-term average market rate of return to discount future cash flows. The reduction in fair values for separate account liabilities reflect the present value of future revenue from product charges, distribution fees or surrender charges.

5.   MERGER

TRANSACTION: On October 23, 1997, Equitable shareholders approved the Merger Agreement dated as of July 7, 1997, among Equitable, PFHI and ING. On October 24, 1997, PFHI, a Delaware corporation, acquired all of the outstanding capital stock of Equitable pursuant to the Merger Agreement. PFHI is a wholly owned subsidiary of ING, a global financial services holding company based in The Netherlands. Equitable, an Iowa corporation, in turn, owned all the outstanding capital stock of Equitable Life Insurance Company of Iowa ("Equitable Life") and Golden American and their wholly owned subsidiaries. Equitable also owned all the outstanding capital stock of Locust Street Securities, Inc. ("LSSI"), Equitable Investment Services, Inc., DSI, Equitable of Iowa Companies Capital Trust, Equitable of Iowa Companies Capital Trust II and Equitable of Iowa Securities Network, Inc. In exchange for the outstanding capital stock of Equitable, ING paid total consideration of approximately $2.1 billion in cash and stock plus the assumption of approximately $400 million in debt according to the Merger Agreement. As a result of the merger, Equitable was merged into PFHI which was simultaneously renamed Equitable of Iowa Companies, Inc. ("EIC" or the "Parent"), a Delaware corporation. All costs of the merger, including expenses to terminate certain benefit plans, were paid by the Parent.

ACCOUNTING TREATMENT: The merger was accounted for as a purchase resulting in a new basis of accounting, reflecting estimated fair values for assets and liabilities at October 24, 1997. The purchase price was allocated to EIC and its subsidiaries. Goodwill was established for the excess of the merger cost over the fair value of the net assets and pushed down to EIC and its subsidiaries including Golden American and First Golden. The merger cost is preliminary with respect to estimated expenses and, as a result, the PVIF and related amortization and deferred taxes may change. The allocation of the purchase price to the Company was approximately $227,497,000. The amount of goodwill allocated to the Company relating to the merger was $151,127,000 at the merger date and is being amortized over 40 years on a straight-line basis. The carrying value of goodwill will be reviewed periodically for any indication of impairment in value. The Company's DPAC, previous balance of PVIF and unearned revenue reserve, as of the merger date, were eliminated and an asset of $44,297,000 representing PVIF was established for all policies in force at the merger date.

PRESENT VALUE OF IN FORCE ACQUIRED: As part of the merger, a portion of the acquisition cost was allocated to the right to receive future cash flows from insurance contracts existing with the Company at the date of merger. This allocated cost represents the present value of in force acquired reflecting the value of those purchased policies calculated by discounting the actuarially determined expected future cash flow at the discount rate determined by ING.

                   GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)
                              December 31, 1997

An analysis of the PVIF asset is as follows:

                                                       POST-MERGER
                                           ________________________
                                                    For the period
                                                  October 25, 1997
                                                           through
                                                 December 31, 1997
                                           ________________________
                                            (Dollars in thousands)
Beginning balance                                          $44,297
Imputed interest                                             1,004
Amortization                                                (1,952)
Adjustment for unrealized gains
 on available for sale securities                             (175)
                                           ________________________
Ending balance                                             $43,174
                                           ========================

Interest is imputed on the unamortized balance of PVIF at a rate of 7.03% for the period October 25, 1997 through December 31, 1997. The amortization of PVIF net of imputed interest is charged to expense. PVIF is also adjusted for the unrealized gains (losses) on available for sale securities; such changes are included directly in stockholder's equity. Based on current conditions and assumptions as to the impact of future events on acquired policies in force, the expected approximate net amoritization for the next five years, relating to the PVIF as of December 31, 1997, is $6,200,000 in 1998, $6,000,000 in 1999, $5,600,000 in 2000, $5,000,000 in 2001 and $4,200,000 in
2002. Actual amortization may vary based upon final purchase price allocation and changes in assumptions and experience.





6.   ACQUISITION

TRANSACTION: On August 13, 1996, Equitable acquired all of the outstanding capital stock of BT Variable from Whitewood, a wholly owned subsidiary of Bankers Trust Company ("Bankers Trust"), pursuant to the terms of the Purchase Agreement dated as of May 3, 1996 between Equitable and Whitewood.
In exchange for the outstanding capital stock of BT Variable, Equitable paid the sum of $93,000,000 in cash to Whitewood in accordance with the terms of the Purchase Agreement. Equitable also paid the sum of $51,000,000 in cash to Bankers Trust to retire certain debt owed by BT Variable to Bankers Trust pursuant to a revolving credit arrangement. Subsequent to the acquisition, the BT Variable, Inc. name was changed to EIC Variable, Inc. At April 30, 1997, EIC Variable, Inc. was liquidated and its investments in Golden American and DSI were transferred to Equitable, while the remainder of its net assets were contributed to Golden American. On December 30, 1997, EIC Variable, Inc. was dissolved.

ACCOUNTING TREATMENT: The acquisition was accounted for as a purchase resulting in a new basis of accounting, which reflected estimated fair values for assets and liabilities at August 13, 1996. The purchase price was allocated to the three companies purchased - BT Variable, DSI and Golden American. Goodwill was established for the excess of the acquisition cost over the fair value of the net assets acquired and pushed down to Golden American. The allocation of the purchase price to the Company was approximately $139,872,000. The amount of goodwill relating to the acquisition was $41,113,000 and was amortized over 25 years on a straight-line basis until the October 24, 1997 merger with ING. The Company's DPAC, previous balance of PVIF and unearned revenue reserve, as of the merger date, were eliminated and an asset of $85,796,000 representing PVIF was established for all policies in force at the acquisition date.

                   GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)
                              December 31, 1997

PRESENT VALUE OF IN FORCE ACQUIRED: As part of the acquisition, a portion of the acquisition cost was allocated to the right to receive future cash flows from the insurance contracts existing with the Company at the date of acquisition. This allocated cost represents the present value of in force acquired reflecting the value of those purchased policies calculated by discounting the actuarially determined expected future cash flows at the discount rate determined by Equitable.


An analysis of the PVIF asset is as follows:


                                   POST-ACQUISITION          PRE-ACQUISITION
                              _________________________________________________
                                 For the     For the |     For the
                                  period      period |      period
                                 January      August |     January     For the
                                 1, 1997    14, 1996 |     1, 1996        year
                                 through     through |     through       ended
                                 October    December |      August    December
                                24, 1997    31, 1996 |    13, 1996    31, 1995
                              _______________________| ________________________
                                              (Dollars in thousands)
                                                     |
Beginning balance                $83,051     $85,796 |      $6,057      $7,620
Imputed interest                   5,138       2,465 |         273         548
Amortization                     (10,363)     (5,210)|      (1,224)     (2,100)
Adjustment for unrealized                            |
 gains (losses) on available                         |
 for sale securities                (373)         -- |          11         (11)
                              _______________________| ________________________
Ending balance                   $77,453     $83,051 |      $5,117      $6,057
                              =================================================

Pre-Acquisition PVIF represents the remaining value assigned to in force contracts when Bankers Trust purchased Golden American from Mutual Benefit Life Insurance Company in Rehabilitation ("Mutual Benefit") on September 30, 1992.

Interest was imputed on the unamortized balance of PVIF at rates of 7.70% to 7.80% for the period August 14, 1996 through October 24, 1997. The amortization of PVIF net of imputed interest was charged to expense. PVIF was also adjusted for the unrealized gains (losses) on available for sale securities; such changes were included directly in stockholder's equity.


7.  INCOME TAXES

The Company will file a consolidated federal income tax return with its wholly owned life insurance subsidiary. Under the Internal Revenue Code, a newly acquired insurance company cannot file as part of its parent's consolidated tax return for 5 years.

At December 31, 1997, Golden American has net operating loss ("NOL") carryforwards for federal income tax purposes of approximately $8,697,000. Approximately $5,094,000 and $3,603,000 of these NOL carryforwards are available to offset future taxable income of the Company through the years 2011 and 2012, respectively.

                   GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)
                              December 31, 1997


INCOME TAX EXPENSE
Income tax expense (benefit) included in the consolidated financial statements is as follows:

           POST-MERGER        POST-ACQUISITION            PRE-ACQUISITION
          _____________________________________________________________________
               For the |     For the       For the |      For the
                period |      period        period |       period
           October 25, |  January 1,    August 14, |   January 1,
                  1997 |        1997          1996 |         1996      For the
               through |     through       through |      through   year ended
          December 31, | October 24,  December 31, |   August 13, December 31,
                  1997 |        1997          1996 |         1996         1995
          _____________| __________________________| __________________________
                                 (Dollars in thousands)
                       |                           |
Current             -- |         $12            -- |           --           --
Deferred          $146 |      (1,349)         $220 |      ($1,463)          --
          _____________| __________________________| __________________________
                  $146 |     ($1,337)         $220 |      ($1,463)          --
          =====================================================================


The effective tax rate on income (loss) before income taxes is different from the prevailing federal income tax rate. A reconciliation of this difference is as follows:


                       POST-MERGER    POST-ACQUISITION      PRE-ACQUISITION
                       _______________________________________________________
                          For the |  For the    For the |  For the
                           period |   period     period |   period
                          October |  January     August |  January
                         25, 1997 |  1, 1997   14, 1996 |  1, 1996    For the
                          through |  through    through |  through year ended
                         December |  October   December |   August   December
                         31, 1997 | 24, 1997   31, 1996 | 13, 1996   31, 1995
                       ___________| ____________________| ____________________
                                       (Dollars in thousands)
                                  |                     |
Income (loss)                     |                     |
 before income taxes        ($279)|    ($608)      $570 |   $1,736     $3,364
                       ===========| ====================| ====================
Income tax                        |                     |
 (benefit) at federal             |                     |
 statutory rate              ($98)|    ($213)      $200 |     $607     $1,177
Tax effect (decrease) of:         |                     |
 Realization of NOL               |                     |
  carryforwards                -- |       --         -- |   (1,214)        --
 Dividends received               |                     |
  deduction                    -- |       --         -- |       --       (350)
 Goodwill amortization        220 |       --         -- |       --         --
 Compensatory stock               |                     |
  option and restricted           |                     |
  stock expense                -- |   (1,011)        -- |       --         --
 Other items                   24 |     (113)        20 |       --         17
 Valuation allowance           -- |       --         -- |     (856)      (844)
                       ___________| ____________________| ____________________
Income tax expense                |                     |
 (benefit)                   $146 |  ($1,337)      $220 |  ($1,463)       $--
                       =======================================================

                   GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)
                              December 31, 1997


DEFERRED INCOME TAXES
The tax effect of temporary differences giving rise to the Company's deferred income tax assets and liabilities at December 31, 1997 and 1996 is as follows:

                                              POST-MERGER     POST-ACQUISITION
                                            ___________________________________
December 31                                       1997       |       1996
____________________________________________________________ | ________________
                                                    (Dollars in thousands)
                                                             |
Deferred tax assets:                                         |
 Future policy benefits                             $27,399  |         $19,102
 Deferred policy acquisition costs                    4,558  |           1,985
 Goodwill                                            17,620  |           5,918
 Net operating loss carryforwards                     3,044  |           1,653
 Other                                                1,548  |             235
                                            ________________ | ________________
                                                     54,169  |          28,893
Deferred tax liabilities:                                    |
 Unrealized appreciation (depreciation)                      |
  of securities at fair value                          (130) |            (145)
 Fixed maturity securities                           (1,665) |              --
 Present value of in force acquired                 (15,172) |         (29,068)
 Other                                                 (972) |             (45)
                                            ________________ | ________________
                                                    (17,939) |         (29,258)
                                            ________________ | ________________
Deferred income tax asset (liability)               $36,230  |           ($365)
                                            ===================================

The Company is required to establish a "valuation allowance" for any portion of the deferred tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets, and, therefore, no such valuation allowance has been established.

8.  RETIREMENT PLANS

DEFINED BENEFIT PLANS

In 1997, the Company was allocated their share of the pension liability associated with their employees. The Company's employees are covered by the employee retirement plan of an affiliate, Equitable Life. The benefits are based on years of service and the employee's average annual compensation during the last five years of employment. Further, Equitable Life sponsors a defined contribution plan that is qualified under Internal Revenue Code Section 401(k). The Company's funding and accounting policies are consistent with the funding requirements of Federal law and regulations.

The following table sets forth the plan's funded status and amounts recognized in the Company's consolidated balance sheet:

                                                               POST-MERGER
                                                         _______________________
                                                            December 31, 1997
                                                         _______________________
                                                         (Dollars in thousands)
Accumulated benefit obligation                                             $579
                                                         =======================

Plan assets at fair value, primarily bonds, common
 stocks, mortgage loans and short-term investments                           --
Projected benefit obligation for service rendered to date                  $956
                                                         _______________________
Pension liability                                                          $956
                                                         =======================


                   GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)
                              December 31, 1997

Net periodic pension cost included the following components:

                                             POST-MERGER       POST-ACQUISITION
                                          ______________________________________
                                             For the period |    For the period
                                           October 25, 1997 |   January 1, 1997
                                                    through |           through
                                          December 31, 1997 |  October 24, 1997
                                          __________________| __________________
                                                   (Dollars in thousands)
                                                            |
Service cost-benefits earned                                |
 during the period                                     $114 |              $568
Interest cost on projected                                  |
 benefit obligation                                      10 |                15
Net amortization and deferral                            -- |                 1
                                          __________________| __________________
Net periodic pension cost                              $124 |              $584
                                          ======================================

The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of the projected benefit obligation were 7.25% and 5.00%, respectively, at December 31, 1997. The average expected long term rate of return on plan assets was 9.00% in 1997.


9.   RELATED PARTY TRANSACTIONS

DSI acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products issued by the Company which as of December 31, 1997 are sold primarily through six broker/dealer institutions. For the periods October 25, 1997, through December 31, 1997 and January 1, 1997 through October 24, 1997, the Company paid commissions to DSI totaling $9,931,000 and $26,419,000, respectively ($9,995,000 for the period August 14, 1996 through December 31, 1996 and $17,070,000 for the period January 1, 1996 through August 13, 1996). For the year ended December 31, 1995 commissions paid by Golden American to DSI aggregated $8,440,000.

Golden American provides certain managerial and supervisory services to DSI. Beginning in 1995, this fee was calculated as a percentage of average assets in the variable separate accounts. For the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, the fee was $508,000 and $2,262,000, respectively. For the periods August 14, 1996 through December 31, 1996 and January 1, 1996 through August 13, 1996 the fee was $877,000 and $1,390,000, respectively. This fee was $987,000 for 1995.

The Company has a service agreement with Equitable Investment Services, Inc. ("EISI"), an affiliate, in which EISI provides investment management services. Payments for these services totaled $200,000, $768,000 and $72,000 for the periods October 25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997 and August 14, 1996 through December 31, 1996, respectively.

Golden American has a guaranty agreement with Equitable Life. In consideration of an annual fee, payable June 30, Equitable Life guarantees to Golden American that it will make funds available, if needed, to Golden American to pay the contractual claims made under the provisions of Golden American's life insurance and annuity contracts. The agreement is not, and nothing contained therein or done pursuant thereto by Equitable Life shall be deemed to constitute, a direct or indirect guaranty by Equitable Life of the payment of any debt or other obligation, indebtedness or liability, of any kind or character whatsoever, of Golden American. The agreement does not guarantee the value of the underlying assets held in separate accounts in which funds of variable life insurance and variable annuity policies have been invested. The calculation of the annual fee is based on risk based capital. As Golden American's risk based capital level was above required amounts, no annual fee was payable.

                   GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)
                              December 31, 1997

Golden American provides certain advisory, computer and other resources and services to Equitable Life. Revenues for these services which reduced general expenses incurred by Golden American totaled $1,338,000 and $2,992,000 for the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, respectively. No services were provided by Golden American in 1996.

The Company has a service agreement with Equitable Life in which Equitable Life provides administrative and financial related services. For the period October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, the Company incurred expenses of $13,000 and $16,000, respectively, under this agreement.

The Company had premiums, net of reinsurance, for variable products from six significant broker/dealers for the year ended December 31, 1997, that totaled $445,300,000, or 71% of premiums ($298,000,000 or 67% from two significant broker/dealers for the year ended December 31, 1996). Included in these amounts are premiums for 1997 of $26.2 million from LSSI, an affiliate.

SURPLUS NOTE:  On December 17, 1996, Golden American issued an 8.25% surplus note in the amount of $25,000,000 to Equitable. The note matures on December 17, 2026. The note and accrued interest thereon shall be subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors of Golden American. Any payment of principal made shall be subject to the prior approval of the Delaware Insurance Commissioner. Golden American incurred interest totaling $344,000 and $1,720,000 for the period October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, respectively. On December 17, 1996, Golden American contributed the $25,000,000 to First Golden acquiring 200,000 shares of common stock (100% of outstanding stock) of First Golden.

RECIPROCAL LOAN AGREEMENT: Golden American maintains a reciprocal loan agreement with ING America Insurance Holdings, Inc. ("ING America"), a Delaware corporation, and affiliate of EIC, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective January 1, 1998 and expires December 31, 2007, Golden American and ING America can borrow up to $65,000,000 from one another. Interest on any Golden American borrowings is charged at the rate of ING America's cost of funds for the interest period plus 0.15%. Interest on any ING America borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar arrangement.

LINE OF CREDIT:   Golden American maintained a line of credit agreement with
Equitable to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement which became effective December 1, 1996 and expired December 31, 1997, Golden American could borrow up to $25,000,000. Interest on any borrowings was charged at the rate of Equitable's monthly average aggregate cost of short-term funds plus 1.00%. Under this agreement, the Company incurred interest expense of $213,000 for the period October 25, 1997 through December 31, 1997, $362,000 for the period January 1, 1997 through October 24, 1997, and $85,000 for the period August 14, 1996 through December 31, 1996. At December 31, 1997, $24,059,000 was outstanding under this agreement. The outstanding balance was repaid by a capital contribution.


STOCKHOLDER'S EQUITY: On September 23, 1996, EIC Variable, Inc. contributed $50,000,000 of Preferred Stock to the Company's additional paid-in capital.

                   GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)
                              December 31, 1997

10.  COMMITMENTS AND CONTINGENCIES

CONTINGENT LIABILITY: In a transaction that closed on September 30, 1992, Bankers Trust acquired from Mutual Benefit, in accordance with the terms of an Exchange Agreement, all of the issued and outstanding capital stock of Golden American and DSI and certain related assets for consideration with an aggregate value of $13,200,000 and contributed them to BT Variable. The transaction involved settlement of pre-existing claims of Bankers Trust against Mutual Benefit. The ultimate value of these claims has not yet been determined by the Superior Court of New Jersey and, prior to August 13, 1996, was contingently supported by a $5,000,000 note payable from Golden American and a $6,000,000 letter of credit from Bankers Trust. Bankers Trust had estimated that the contingent liability due from Golden American amounted to $439,000 at August 13, 1996. At August 13, 1996 the balance of the escrow account established to fund the contingent liability was $4,293,000.

On August 13, 1996, Bankers Trust made a cash payment to Golden American in an amount equal to the balance of the escrow account less the $439,000 contingent liability discussed above. In exchange, Golden American irrevocably assigned to Bankers Trust all of Golden American's rights to receive any amounts to be disbursed from the escrow account in accordance with the terms of the Exchange Agreement. Bankers Trust also irrevocably agreed to make all payments becoming due under the Golden American note and to indemnify Golden American for any liability arising from the note.

REINSURANCE: At December 31, 1997, the Company had reinsurance treaties with five unaffiliated reinsurers covering a significant portion of the mortality risks under its variable contracts. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements. Reinsurance in force for life mortality risks were $96,686,000 and $58,368,000 at December 31, 1997 and 1996. At December 31, 1997, the Company has a net payable of $11,000 for reserve credits, reinsurance claims or other receivables from these reinsurers comprised of $240,000 for claims recoverable from reinsurers and a payable of $251,000 for reinsurance premiums. Included in the accompanying financial statements are net considerations to reinsurers of $326,000, $1,871,000, $875,000, $600,000 and $2,800,000 and net policy benefits recoveries of $461,000, $1,021,000, $654,000, $1,267,000 and $3,500,000 for the
periods October 25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997, August 14, 1996 through December 31, 1996, and January 1, 1996 through August 13, 1996 and the year ended 1995, respectively.

Effective June 1, 1994, Golden American entered into a modified coinsurance agreement with an unaffiliated reinsurer. The accompanying financial statements are presented net of the effects of the treaty which increased income by $265,000, $335,000, $10,000 and $56,000 for the periods October
25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997, August 14, 1996 through December 31, 1996 and January 1, 1996 through
August 13, 1996, respectively.  In 1995, net income was reduced by $109,000.

GUARANTY FUND ASSESSMENTS: Assessments are levied on the Company by life and health guaranty associations in most states in which the Company is licensed to cover losses of policyholders of insolvent or rehabilitated insurers. In some states, these assessments can be partially recovered through a reduction in future premium taxes. The Company cannot predict whether and to what extent legislative initiatives may affect the right to offset. Based upon information currently available from the National Organization of Life and Health Insurance Guaranty Associations (NOLHGA), the Company believes that it is probable these insolvencies will result in future assessments which could be material to the Company's financial statements if the Company's reserve is not sufficient. The Company regularly reviews its reserve for these insolvencies and updates its reserve based upon the Company's interpretation of information from the NOLHGA annual report. The associated cost for a particular insurance company can vary significantly based upon its fixed account premium volume by line of business and

                   GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)
                              December 31, 1997

state premium levels
as well as its potential for premium tax offset. Accordingly, the Company accrued and charged to expense an additional $141,000 for the period October 25, 1997 through December 31, 1997, $446,000 for the period January 1, 1997 through October 24, 1997, $291,000 for the period August 14, 1996 through December 31, 1996 and $480,000 for the period January 1, 1996 through August 13, 1996. At December 31, 1997, the Company has an undiscounted reserve of $1,358,000 to cover estimated future assessments (net of related anticipated premium tax credits) and has established an asset totaling $238,000 for assessments paid which may be recoverable through future premium tax offsets. The Company believes this reserve is sufficient to cover expected future insurance guaranty fund assessments, based upon previous premiums, and known insolvencies at this time.

LITIGATION: In the ordinary course of business, the Company is engaged in litigation, none of which management believes is material.

VULNERABILITY FROM CONCENTRATIONS: The Company has various concentrations in its investment portfolio (see Note 3 for further information). The Company's asset growth, net investment income and cash flow are primarily generated from the sale of variable products and associated future policy benefits and separate account liabilities. A significant portion of the Company's sales is generated by six broker/dealers. Substantial changes in tax laws that would make these products less attractive to consumers, extreme fluctuations in interest rates or stock market returns which may result in higher lapse experience than assumed, could cause a severe impact to the Company's financial condition.

OTHER COMMITMENTS: At December 31, 1997, outstanding commitments to fund mortgage loans on real estate totaled $1,825,000.

YEAR 2000 (UNAUDITED): Based on a study of its computer software and hardware, the Company has determined its exposure to the Year 2000 change of the century date issue. Management believes the Company's systems are or will be substantially compliant by Year 2000 and has engaged external consultants to validate this assumption. Golden American has spent approximately $2,000 in 1997 related to the external consultants' analysis.
The projected cost to the Company for the external consultants' analysis is approximately $130,000 to $170,000. The only system known to be affected by this issue is a system maintained by an affiliate who will incur the related costs to make the system compliant. To mitigate the effect of outside influences and other dependencies relative to the Year 2000, the Company will be contacting significant customers, suppliers and other third parties. To the extent these third parties would be unable to transact business in the Year 2000 and thereafter, the Company's operations could be adversely affected.

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                                       90

--------------------------------------------------------------------------------

                       Statement of Additional Information

--------------------------------------------------------------------------------
Table of Contents

                                                                   Page
Item                                                              -----
Introduction ..................................................     1
Description of Golden American Life Insurance Company .........     1
Safekeeping of Assets .........................................     1
The Administrator .............................................     1
Independent Auditors ..........................................     2
Distribution of Contracts .....................................     2
Performance Information .......................................     3
IRA Partial Withdrawal Option .................................     9
Other Information .............................................     9
Financial Statements of Separate Account B ....................    10
Appendix-- Description of Bond Ratings ........................   A-1



                      Statement of Additional Information

--------------------------------------------------------------------------------
Please tear off, complete and return the form below to order a free statement of additional information for the contracts offered under the prospectus. Address the form to our customer service center; the address is shown on the cover.
--------------------------------------------------------------------------------
Please send me a free copy of the Statement of Additional Information for Separate Account B

Please Print or Type:


Name:                    -------------------------------------

Social Security Number:  -------------------------------------

Street Address:          -------------------------------------

City, State, Zip:        -------------------------------------

G3610 ES II (5/98)
--------------------------------------------------------------------------------

                                 APPENDIX A

                  MARKET VALUE ADJUSTMENT EXAMPLES

EXAMPLE #1: FULL SURRENDER -- EXAMPLE OF A NEGATIVE MARKET VALUE
ADJUSTMENT

   Assume $100,000 was allocated to a Fixed Allocation with a Guarantee Period of ten years, a Guaranteed Interest Rate of 7.50%, an initial Index Rate ("I") of 7.00%; that a full surrender is requested three years into the Guarantee Period; that the then Index Rate for a seven year Guarantee Period ("J") is 8.0%; and that no prior transfers or partial withdrawals affecting this Fixed Allocation have been made.

CALCULATE THE MARKET VALUE ADJUSTMENT

   1. The Accumulation Value of the Fixed Allocation on the date of surrender is $124,230
      ( $100,000 X 1.075 ^ 3 )
   2. N = 2,555 ( 365 X 7 )
   3. Market Value Adjustment =  $124,230 X
      (( 1.07 / 1.0850 ) ^ ( 2,555 / 365 ) - 1 ) = $11,535

   Therefore, the amount paid to you on full surrender ignoring any surrender charge is $112,695
( $124,230 - $11,535 ).

EXAMPLE #2: FULL SURRENDER -- EXAMPLE OF A POSITIVE MARKET VALUE
ADJUSTMENT

   Assume $100,000 was allocated to a Fixed Allocation with a Guarantee Period of ten years, a Guaranteed Interest Rate of 7.5%, an initial Index Rate ("I") of 7.00%; that a full surrender is requested three years into the Guarantee Period; that the then Index Rate for a seven year Guarantee Period ("J") is 6.0%; and that no prior transfers or partial withdrawals affecting this Fixed Allocation have been made.

CALCULATE THE MARKET VALUE ADJUSTMENT

   1. The Accumulation Value of the Fixed Allocation on the date of surrender is $124,230
      ( $100,000 X 1.075 ^ 3 )
   2. N = 2,555 ( 365 X 7 )
   3. Market Value Adjustment =  $124,230 X
      (( 1.07 / 1.0650 ) ^ ( 2,555 / 365 ) - 1 ) = $4,141

   Therefore, the amount paid to you on full surrender ignoring any ignoring any surrender charge is $128,371
( $124,230 + $4,141 ).

EXAMPLE #3: PARTIAL WITHDRAWAL -- EXAMPLE OF A NEGATIVE MARKET VALUE
ADJUSTMENT

   Assume $200,000 was allocated to a Fixed Allocation with a Guarantee Period of ten years, a Guaranteed Interest Rate of 7.5%, an initial Index Rate ("I") of 7.00%; that a partial withdrawal of $112,695 is requested three years into the Guarantee period; that the then Index Rate ("J") for a seven year Guarantee Period is 8.0%; and that no prior transfers or partial withdrawals affecting this Fixed Allocation have been made.

   First calculate the amount that must be withdrawn from the Fixed Allocation to provide the amount requested.

   1. The Accumulation Value of the Fixed Allocation on the date of withdrawal is $248,459
      ( $200,000 X 1.075 ^ 3 )
   2. N = 2,555 ( 365 X 7 )

                              A1

   3. Amount that must be withdrawn =
      (( $112,695 / ( 1.07 / 1.0850 ) ^ ( 2,555 / 365 )) = $124,230

   Then calculate the Market Value Adjustment on that amount.

   4. Market Value Adjustment =  $124,230 X
      (( 1.07 / 1.0850 ) ^ ( 2,555 / 365 ) - 1 ) = $11,535

   Therefore, the amount of the partial withdrawal paid to you is $112,695, as requested. The Fixed Allocation will be reduced by the amount of the partial withdrawal, $112,695, and also reduced by the Market Value Adjustment of $11,535, for a total reduction in the Fixed Allocation of $124,230.

EXAMPLE #4: PARTIAL WITHDRAWAL -- EXAMPLE OF A POSITIVE MARKET VALUE
ADJUSTMENT

   Assume $200,000 was allocated to a Fixed Allocation with a Guarantee Period of ten years, a Guaranteed Interest Rate of 7.5%, an initial Index Rate of 7.0%; that a partial withdrawal of $128,371 requested three years into the Guarantee Period; that the then Index Rate ("J") for a seven year Guarantee Period is 6.0%; and that no prior transfers or partial withdrawals affecting this Fixed Allocation have been made.

   First calculate the amount that must be withdrawn from the Fixed Allocation to provide the amount requested.

   1. The Accumulation Value of the Fixed Allocation on the date of withdrawal is $248,459
      ( $200,000 X 1.075 ^ 3 )
   2. N = 2,555 ( 365 X 7 )
   3. Amount that must be withdrawn =
      (( $128,371 / ( 1.07 / 1.0650 ) ^ ( 2,555 / 365 )) = $124,230

   Then calculate the Market Value Adjustment on that amount.

   4. Market Value Adjustment =  $124,230 X
      (( 1.07 / 1.0650 ) ^ ( 2,555 / 365 ) - 1 ) = $4,141

   Therefore, the amount of the partial withdrawal paid to you is $128,371, as requested. The Fixed Allocation will be reduced by the amount of the partial withdrawal, $128,371, but increased by the Market Value Adjustment of $4,141, for a total reduction in the Fixed Allocation of $124,230.



                               A2

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

                    Golden American Life Insurance Company
Golden American Life Insurance Company is a stock company domiciled in
                              Wilmington, Delaware


G3610 ES II 5/98

PART B

                       STATEMENT OF ADDITIONAL INFORMATION
                              GOLDENSELECT ES II

                          DEFERRED COMBINATION VARIABLE
                           AND FIXED ANNUITY CONTRACT

                                    ISSUED BY
                               SEPARATE ACCOUNT B
                                  ("Account B")
                               (or the "Account")

                                       OF
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY




THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. THE INFORMATION CONTAINED HEREIN SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE GOLDEN AMERICAN LIFE INSURANCE COMPANY DEFERRED VARIABLE ANNUITY CONTRACT WHICH IS REFERRED TO HEREIN.

THE PROSPECTUS SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS, SEND A WRITTEN REQUEST TO GOLDEN AMERICAN LIFE INSURANCE COMPANY, CUSTOMER SERVICE CENTER, P.O. BOX 8794, WILMINGTON, DE 19899-8794 OR TELEPHONE
1-800-366-0066.

                             DATE OF PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION:

                                        May 1, 1998

TABLE OF CONTENTS

ITEM                                                                  PAGE

Introduction . . . . . . . . . . . . . . . . . . . . . . . . . . .      1
Description of Golden American Life Insurance Company. . . . . . .      1
Safekeeping of Assets. . . . . . . . . . . . . . . . . . . . . . .      1
The Administrator. . . . . . . . . . . . . . . . . . . . . . . . .      1
Independent Auditors . . . . . . . . . . . . . . . . . . . . . . .      2
Distribution of Contracts. . . . . . . . . . . . . . . . . . . . .      2
Performance Information. . . . . . . . . . . . . . . . . . . . . .      2
IRA Partial Withdrawal Option. . . . . . . . . . . . . . . . . . .      9
Other Information. . . . . . . . . . . . . . . . . . . . . . . . .      9
Financial Statements of Separate Account B . . . . . . . . . . . .     10
Appendix - Description of Bond Ratings . . . . . . . . . . . . . .     A-1

INTRODUCTION

This Statement of Additional Information provides background information regarding Account B.


              DESCRIPTION OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

Golden American Life Insurance Company ("Golden American") is a stock life insurance company organized under the laws of the State of Delaware. Prior to December 30, 1993, Golden American was a Minnesota corporation. From January 2, 1973 through December 31, 1987, the name of the company was St. Paul Life Insurance Company. On December 31, 1987, after all of St. Paul Life Insurance Company's business was sold, the name was changed to Golden American. On March 7, 1988, all of the stock of Golden American was acquired by The Golden Financial Group, Inc. ("GFG"), a financial services holding company. On October 19, 1990, GFG merged with and into MBL Variable, Inc. ("MBLV"), a wholly owned direct subsidiary of The Mutual Benefit Life Insurance Company ("MBL"). On January 1, 1991, MBLV became a wholly owned indirect subsidiary of MBL and Golden American became a wholly owned direct subsidiary of MBL. Golden American's name had been changed to MB Variable Life Insurance Company in the state of Minnesota but subsequently has been changed back to Golden American.
In a transaction that closed on September 30, 1992, Golden American was acquired by a subsidiary of Bankers Trust Company. On August 13, 1996, Equitable of Iowa Companies, Inc. (formerly Equitable of Iowa Companies) ("EIC") acquired all of the interest in Golden American and Directed Services, Inc. On October 24, 1997, ING Groep, N.V. ("ING") acquired all interest in EIC, and EIC became a wholly owned subsidiary of ING. ING, based in the Netherlands, is a global financial services holding company with over $307.6 billion in assets.

As of December 31, 1997, Golden American had approximately $227.3 million in stockholder's equity and approximately $2.4 billion in total assets, including approximately $1.6 billion of separate account assets. Golden American is authorized to do business in all jurisdictions except New York. Golden American offers variable annuities and variable life insurance. Golden American has formed a subsidiary, First Golden American Life Insurance Company of New York ("First Golden"), who currently writes variable annuity business in the state of New York. The initial capitalization of First Golden was $25 million.


                              SAFEKEEPING OF ASSETS

Golden American acts as its own custodian for Account B.

                                THE ADMINISTRATOR

Effective January 1, 1997, Equitable Life Insurance Company of Iowa ("Equitable Life") and Golden American became parties to a service agreement pursuant to which Equitable Life agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to Golden American. Expenses incurred by Equitable Life in relation to this service agreement were reimbursed by Golden American on an allocated cost basis. No charges were billed to Golden American by Equitable Life pursuant to the service agreement in 1997.

Effective January 1, 1994, Bankers Trust (Delaware), a subsidiary of Bankers Trust New York Corporation, and Golden American became parties to a service agreement pursuant to which Bankers Trust (Delaware) agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to Golden

American. Expenses incurred by Bankers Trust (Delaware)in relation to this service agreement were reimbursed by Golden American on an allocated cost basis. Charges billed to Golden American by Bankers Trust (Delaware) pursuant to the service agreement in 1996 and 1995 were $464,734, $749,741, respectively. This service agreement was terminated on August 14, 1996.

                              INDEPENDENT AUDITORS

Ernst & Young LLP, 801 Grand Avenue, Des Moines, Iowa 50309, independent auditors, will perform annual audits of Golden American and the Account.

                            DISTRIBUTION OF CONTRACTS

The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous.

DSI acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products issued by Golden American which, are sold primarily through two broker/dealer institutions. For the years ended 1997, 1996 and 1995 commissions paid by Golden American to DSI aggregated $36,351,000, $27,065,000 and $8,440,000, respectively.

Golden American provided to DSI certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. Golden American charges DSI for such expenses and all other general and administrative costs,

                                   2
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
first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by Golden American's employees on behalf of DSI. In the opinion of management, this method of cost allocation is reasonable. In 1995, the service agreement between DSI and Golden American was amended to provide for a management fee from DSI to Golden American for managerial and supervisory services provided by Golden American. This fee, calculated as a percentage of average assets in the variable separate accounts, was $2,770,000, $2,267,000 and $987,000 for the years ended 1997, 1996 and 1995, respectively.


                             PERFORMANCE INFORMATION

Performance information for the divisions of Account B, including yields, standard annual returns and other non standard measures of performance of all divisions, may appear in reports or promotional literature to current or prospective owners. Negative values are denoted by minus signs ("-"). Performance information for measures other than total return do not reflect any applicable premium tax that can range from 0% to 3.5%. As described in the prospectus, three death benefit options are available. The following performance values reflect the election at issue of the 7% Solution Enhanced Death Benefit Option providing values reflecting the highest aggregate contract charges. If one of the other death benefit options had been elected, the historical performance values would be higher than those represented in the examples.

SEC STANDARD MONEY MARKET DIVISION YIELDS
Current yield for the Liquid Asset Division will be based on the change in the value of a hypothetical investment (exclusive of capital changesr income other than investment income) over a particular 7-day period, less a pro-rata share of division expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period
(the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

            EFFECTIVE YIELD = [(BASE PERIOD RETURN) +1) ^ (365/7)] - 1

The current yield and effective yield of the Liquid Asset Division for the 7-day period December 25, 1997 to December 31, 1997 were 3.58% and 3.64%, respectively.



                                   3
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
SEC STANDARD 30-DAY YIELD FOR NON-MONEY MARKET DIVISIONS

Quotations of yield for the remaining divisions will be based on all investment income per Unit (accumulation value divided by the index of investment experience) earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an accumulation unit on the last day of the period, according to the following formula:

                        YIELD = 2 [ ( a - b  +1)^(6) - 1]
                                      -----
                                       cd

          Where:
               [a] equals the net investment income earned during the period by the Series attributable to shares owned by a division
               [b] equals the expenses accrued for the period (net of reimbursements)
               [c] equals the average daily number of Units outstanding during the period based on the index of investment experience
               [d] equals the value (maximum offering price) per index of investment experience on the last day of the period

Yield on divisions of Account B is earned from the increase in net asset value of shares of the Series in which the Division invests and from dividends declared and paid by the Series, which are automatically reinvested in shares of the Series.

SEC STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL DIVISIONS
Quotations of average annual total return for any division will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the division), calculated pursuant to the formula:

                                  P(1+T)^(n)=ERV

          Where:
               (1)  [P] equals a hypothetical initial premium payment of
                    $1,000
               (2)  [T] equals an average annual total return
               (3)  [n] equals the number of years
               (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period (or fractional portion thereof)


                                   4
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
All total return figures reflect the deduction of the maximum sales load, the administrative charges, and the mortality and expense risk charges. The Securities and Exchange Commission (the "SEC") requires that an assumption be made that the contract owner surrenders the entire contract at the end of the one, five and 10 year periods (or, if less, up to the life of the security) for which performance is required to be calculated. This assumption may not be consistent with the typical contract owner's intentions in purchasing a contract and may adversely affect returns. Quotations of total return may simultaneously be shown for other periods, as well as quotations of total return that do not take into account certain contractual charges such as sales load.


Average Annualized Total Return for the Divisions presented on a standardized basis for the year ending December 31, 1997 were as follows:


Average Annualized Total Return for Periods Ending 12/31/97  -- Standardized
----------------------------------------------------------------------------
Division                  One Year Period    Five Year Period   Inception to       Inception Date
                          Ending 12/31/97    Ending 12/31/97    Ending 12/31/97
--------                  ---------------    ----------------   ---------------    --------------
Multiple Allocation        8.72%              8.78%*              8.35%*             1/25/89
Fully Managed              6.66%              8.08%*              7.82%*             1/25/89
Capital Appreciation      20.08%             14.56%              14.64%              5/4/92
Rising Dividends          20.94%              n/a                17.26%             10/4/93
All-Growth                -2.69%              2.10%*              4.01%*             1/25/89
Real Estate               14.00%             17.29%*             11.00%*             1/25/89
Hard Assets               -2.39%             17.20%*              8.36%*             1/25/89
WP International Equity  -10.70%              n/a                -4.72%              4/1/96
Int. Fixed Income         -7.82%              n/a                 3.96%             10/4/94
Value Equity              18.43%              n/a                20.91%              1/1/95
Strategic Equity          14.36%              n/a                14.98%*            10/2/95
Small Cap                  1.71%              n/a                10.32%              1/2/96
OTC                       10.91%              n/a                19.90%             10/7/94
Research                  11.37%              n/a                20.61%             10/7/94
Total Return              12.10%              n/a                14.67%             10/7/94
Growth & Income           16.32%              n/a                24.65%              4/1/96
Value + Growth             7.07%              n/a                12.67%              4/1/96
Limited Maturity Bond     -1.90%              3.43%*              5.29%*             1/25/89
Liquid Asset              -3.45%              2.34%*              3.64%*             1/25/89

----------------------------------------------------------------------------
*  Total return calculation reflects partial waiver of fees and expenses.


                                   5
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
NON-STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL DIVISIONS
Quotations of non-standard average annual total return for any division will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the division), calculated pursuant to the formula:

                                 [P(1+T)^(n)]=ERV
          Where:
               (1)  [P] equals a hypothetical initial premium payment of
                    $1,000
               (2)  [T] equals an average annual total return
               (3)  [n] equals the number of years
               (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period (or fractional portion thereof) assuming certain loading and charges are zero.

All total return figures reflect the deduction of the mortality and expense risk charge and the administrative charges, but not the deduction of the maximum sales load and the annual contract fee.


Average Annualized Total Return for the Divisions presented on a non-standardized basis for the year ending December 31, 1997 were as follows:


Average Annualized Total Return for Periods Ending 12/31/97 -- Non-Standardized
-------------------------------------------------------------------------------
Division                  One Year Period    Five Year Period   Inception to       Inception Date
                          Ending 12/31/97    Ending 12/31/97    Ending 12/31/97
--------                  ---------------    ----------------   ---------------    --------------

Multiple Allocation       15.79%              9.25%*             8.39%*                1/25/89
Fully Managed             13.74%              8.57%*             7.86%*                1/25/89
Capital Appreciation      27.15%             14.95%             14.96%                 5/4/92
Rising Dividends          28.01%              n/a               17.87%                10/4/93
All-Growth                 4.39%              2.71%*             4.07%*                1/25/89
Real Estate               21.07%             17.64%*            11.03%*                1/25/89
Hard Assets                4.68%             17.56%*             8.40%*                1/25/89
WP International Equity   -3.62%              n/a               -0.55%                 4/1/96
Int. Fixed Income         -0.75%              n/a                5.43%                10/4/94
Value Equity              25.50%              n/a               22.32%                 1/1/95
Strategic Equity          21.43%              n/a               17.27%*               10/2/95
Small Cap                  8.78%              n/a               13.52%                 1/2/96
OTC                       17.99%              n/a               20.98%                10/7/94
Research                  18.44%              n/a               21.67%                10/7/94
Total Return              19.17%              n/a               15.86%                10/7/94
Growth & Income           23.40%              n/a               28.09%                 4/1/96
Value + Growth            14.15%              n/a               16.37%                 4/1/96
Limited Maturity Bond      5.18%              4.01%*             5.34%*                1/25/89
Liquid Asset               3.62%              2.95%*             3.70%*                1/25/89

----------------------------------------------------------------------------
*  Total return calculation reflects partial waiver of fees and expenses.

Performance information for a division may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue Money Market Institutional Averages, or other indices that measure performance of a pertinent group of securities so that investors may compare a division's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for any division reflects only the performance of a hypothetical contract under which accumulation value is allocated to a division during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolio of the Series of the Trust in which the Account B divisions invest, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Reports and promotional literature may also contain other information including the ranking of any division derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria.

PUBLISHED RATINGS
From time to time, the rating of Golden American as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners. Each year the A.M. Best Company reviews the financial status of thousands of insurers,

                                   7
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culminating in the assignment of Best's Ratings.  These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's ratings range from A+ + to F. An A++ and A+ ratings mean, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

INDEX OF INVESTMENT EXPERIENCE
The calculation of the Index of Investment Experience ("IIE") is discussed in the prospectus for the Contracts under Measurement of Investment Experience. The following illustrations show a calculation of a new IIE and the purchase of Units (using hypothetical examples).

     1.  IIE, beginning of period. . . . . . . . . . . . . . .   $      10.00
     2.  Value of securities, beginning of period. . . . . . .   $      10.00
     3.  Change in value of securities . . . . . . . . . . . .   $       0.10
     4.  Gross investment return (3) divided by (2). . . . . .           0.01
     5.  Less daily mortality and expense charge . . . . . . .     0.00003446
     6.  Less asset based administrative charge. . . . . . . .     0.00000411
     7.  Net investment return (4) minus (5) minus (6) . . . .     0.00996143
     8.  Net investment factor (1.000000) plus (7) . . . . . .     1.00996143
     9.  IIE, end of period (1) multiplied by (8). . . . . . .   $10.0996143

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)
     Example 2.

     1.  Initial Premium Payment . . . . . . . . . . . . . . .   $      1,000
     2.  IIE on effective date of purchase (see Example 1) . .   $      10.00
     3.  Number of Units purchased [(1) divided by (2)]  . . .            100
     4.  IIE for valuation date following purchase
         (see Example 1) . . . . . . . . . . . . . . . . . . .    $10.0996143
     5.  Accumulation Value in account for valuation date
         following purchase [(3) multiplied by (4)]. . . . . .    $  1,009.96

                                   8
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                          IRA PARTIAL WITHDRAWAL OPTION

If the contract owner has an IRA contract and will attain age 70 1/2 in the current calendar year, distributions will be made in accordance with the requirements of Federal tax law. This option is available to assure that the required minimum distributions from qualified plans under the Internal Revenue Code (the "Code") are made. Under the Code, distributions must begin no later than April 1st of the calendar year following the calendar year in which the contract owner attains age 70 1/2. If the required minimum distribution is not withdrawn, there may be a penalty tax in an amount equal to 50% of the difference between the amount required to be withdrawn and the amount actually withdrawn. Even if the IRA Partial Withdrawal Option is not elected, distributions must nonetheless be made in accordance with the requirements of Federal tax law.

Golden American notifies the contract owner of these regulations with a letter mailed on January 1st of the calendar year in which the contract owner reaches age 70 1/2 which explains the IRA Partial Withdrawal Option and supplies an election form. If electing this option, the owner specifies whether the withdrawal amount will be based on a life expectancy calculated on a single life basis (contract owner's life only) or, if the contract owner is married, on a joint life basis (contract owner's and spouse's lives combined). The contract owner selects the payment mode on a monthly, quarterly or annual basis. If the payment mode selected on the election form is more frequent than annually, the payments in the first calendar year in which the option is in effect will be based on the amount of payment modes remaining when Golden American receives the completed election form. Golden American calculates the IRA Partial Withdrawal amount each year based on the minimum distribution rules. We do this by dividing the accumulation value by the life expectancy. In the first year withdrawals begin, we use the accumulation value as of the date of the first payment. Thereafter, we use the accumulation value on December 31st of each year. The life expectancy is recalculated each year. Certain minimum distribution rules govern payouts if the designated beneficiary is other than the contract owner's spouse and the beneficiary is more than ten years younger than the contract owner.

                                OTHER INFORMATION

Registration statements have been filed with the SEC under the Securities
Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.


                                   9
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                   FINANCIAL STATEMENTS OF SEPARATE ACCOUNT B

The audited financial statements of Separate Account B are listed below and are included in this Statement of Additional Information:

          Report of Independent Auditors
          Audited Financial Statements
               Statement of Assets and Liability as of December 31, 1997 Statement of Operations for the Year ended December 31, 1997 Statements of Changes in Net Assets for the Years Ended
                    December 31, 1996 and 1997
          Notes to Financial Statements




                                   10
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











                            Financial Statements

                   Golden American Life Insurance Company
                            Separate Account B


                   Years ended December 31, 1997 and 1996
                     with Report of Independent Auditors










































                   Golden American Life Insurance Company
                             Separate Account B

                            Financial Statements



                   Years ended December 31, 1997 and 1996


                               CONTENTS

Report of Independent Auditors

Audited Financial Statements

Statement of Assets and Liability
Statement of Operations
Statements of Changes in Net Assets
Notes to Financial Statements








































                       Report of Independent Auditors



The Board of Directors
Golden American Life Insurance Company


We have audited the accompanying statement of assets and liability of Separate Account B as of December 31, 1997, and the related statements of operations for the year then ended and the changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Separate Account B at December 31, 1997, and the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.

                                       /S/ Ernst & Young LLP

Des Moines, Iowa
February 12, 1998






















                    GOLDEN AMERICAN LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT B
                      STATEMENT OF ASSETS AND LIABILITY
                             DECEMBER 31, 1997
                           (Dollars in thousands)

                                                                    Combined
                                                                  ____________
NET ASSETS
 Investments at net asset value:
  The GCG Trust:
     Liquid Asset Series,
      57,275,780 shares (cost - $57,276)                              $57,276
     Limited Maturity Bond Series,
      5,091,118 shares (cost - $53,944)                                52,489
     Hard Assets Series,
      3,024,920 shares (cost - $51,259)                                45,525
     All-Growth Series,
      5,212,408 shares (cost - $68,783)                                71,776
     Real Estate Series,
      4,090,371 shares (cost - $58,325)                                74,731
     Fully Managed Series,
      10,090,542 shares (cost - $138,001)                             158,724
     Multiple Allocation Series,
      20,015,834 shares (cost - $246,764)                             262,006
     Capital Appreciation Series,
      10,645,781 shares (cost - $148,931)                             187,898
     Rising Dividends Series,
      10,780,319 shares (cost - $154,551)                             216,038
     Emerging Markets Series,
      3,922,730 shares (cost - $39,763)                                34,520
     Market Manager Series,
      412,444 shares (cost - $4,478)                                    6,793
     Value Equity Series,
      4,777,402 shares (cost - $69,459)                                77,059
     Strategic Equity Series,
      3,701,897 shares (cost - $42,935)                                50,457
     Small Cap Series,
      3,981,210 shares (cost - $47,534)                                52,751
     Managed Global Series,
      9,138,658 shares (cost - $101,193)                              104,729
  Equi-Select Series Trust:
     OTC Portfolio,
      1,287,578 shares (cost - $19,583)                                20,370
     Growth & Income Portfolio,
      3,106,847 shares (cost - $43,694)                                44,943
     Research Portfolio,
      1,918,246 shares (cost - $34,030)                                34,418
     Total Return Portfolio,
      1,708,746 shares (cost - $25,831)                                26,243
     Value + Growth Portfolio,
      1,754,513 shares (cost - $24,618)                                23,188
     International Fixed Income Portfolio,
      19,798 shares (cost - $216)                                         206



                    GOLDEN AMERICAN LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT B
                      STATEMENT OF ASSETS AND LIABILITY
                             DECEMBER 31, 1997
                                (Continued)
                          (Dollars in thousands)

                                                                    Combined
                                                                  ____________
NET ASSETS
 Investments at net asset value:
  Greenwich Street Series Fund:
     Appreciation Portfolio,
      14,037 shares (cost - $272)                                        $263
  Travelers Series Fund, Inc.:
     Smith Barney High Income Portfolio,
      15,500 shares (cost - $206)                                         209
     Smith Barney Income and Growth Portfolio,
      11,307 shares (cost - $209)                                         216
     Smith Barney International Equity Portfolio,
      7,460 shares (cost - $101)                                           96
     Smith Barney Money Market Portfolio,
      181,453 shares (cost - $182)                                        182
  Warburg Pincus Trust:
     International Equity Portfolio,
      188,938 shares (cost - $2,075)                                    1,982
                                                                  ____________
     TOTAL ASSETS (cost - $1,434,213)                               1,605,088

LIABILITY
  Payable to Golden American Life Insurance Company
   for charges and fees                                                   817
                                                                  ____________
     TOTAL NET ASSETS                                              $1,604,271
                                                                  ============
NET ASSETS
  For Variable Annuity Insurance Contracts                         $1,587,262
  Retained in Separate Account B by Golden American
   Life Insurance Company                                              17,009
                                                                  ____________
     TOTAL NET ASSETS                                              $1,604,271
                                                                  ============














See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             For the year ended December 31, 1997, Except as Noted
                            (Dollars in thousands)

                                                            Limited
                                                 Liquid    Maturity     Hard
                                                 Asset       Bond      Assets
                                                Division   Division   Division
                                               ________________________________
INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                      $2,290     $3,854     $4,545
   Capital gains distributions                        --         --      4,923
                                               ________________________________
  TOTAL INVESTMENT INCOME                          2,290      3,854      9,468

  Expenses:
   Mortality and expense risk and other charges     (528)      (559)      (527)
   Annual administrative charges                     (24)       (20)       (21)
   Minimum death benefit guarantee charges            (7)        (1)        (3)
   Contingent deferred sales charges                (256)       (34)       (45)
   Other contract charges                             (5)        (1)        (4)
   Amortization of deferred charges related to:
    Deferred sales load                             (503)      (540)      (302)
    Premium taxes                                     (3)        (9)        (6)
                                               ________________________________
  TOTAL EXPENSES BEFORE WAIVER                    (1,326)    (1,164)      (908)
   Fees waived by Golden American                      6         13         10
                                               ________________________________
  NET EXPENSES                                    (1,320)    (1,151)      (898)
                                               ________________________________
  NET INVESTMENT INCOME (LOSS)                       970      2,703      8,570

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments             --        139      3,106
  Net unrealized appreciation
  (depreciation) of investments                       --       (690)    (9,738)
                                               ________________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                          $970     $2,152     $1,938
                                               ================================

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997



See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             For the year ended December 31, 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                 All-       Real       Fully
                                                Growth     Estate     Managed
                                               Division   Division    Division
                                               ________________________________
INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                       $163     $2,740      $5,106
   Capital gains distributions                    1,877      2,326       7,461
                                               ________________________________
  TOTAL INVESTMENT INCOME                         2,040      5,066      12,567

  Expenses:
   Mortality and expense risk and other charges    (809)      (710)     (1,632)
   Annual administrative charges                    (37)       (31)        (75)
   Minimum death benefit guarantee charges           (2)        (3)         (3)
   Contingent deferred sales charges                (40)       (41)        (80)
   Other contract charges                            (3)        (3)         (5)
   Amortization of deferred charges related to:
    Deferred sales load                            (662)      (380)     (1,145)
    Premium taxes                                   (19)        (7)        (30)
                                               ________________________________
  TOTAL EXPENSES BEFORE WAIVER                   (1,572)    (1,175)     (2,970)
   Fees waived by Golden American                    22         10          35
                                               ________________________________
  NET EXPENSES                                   (1,550)    (1,165)     (2,935)
                                               ________________________________
  NET INVESTMENT INCOME (LOSS)                      490      3,901       9,632

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments           556      2,621       2,407
  Net unrealized appreciation
  (depreciation) of investments                   1,550      5,391       5,898
                                               ________________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                       $2,596    $11,913     $17,937
                                               ================================

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997



See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             For the year ended December 31, 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                Multiple    Capital
                                                Alloca-    Apprecia-   Rising
                                                  tion       tion    Dividends
                                                Division   Division   Division
                                               ________________________________
INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                     $18,237     $5,745     $1,396
   Capital gains distributions                     8,909     11,398      3,628
                                               ________________________________
  TOTAL INVESTMENT INCOME                         27,146     17,143      5,024

  Expenses:
   Mortality and expense risk and other charges   (2,812)    (1,850)    (2,007)
   Annual administrative charges                    (140)       (85)       (97)
   Minimum death benefit guarantee charges           (13)        (2)        (3)
   Contingent deferred sales charges                (137)       (82)      (145)
   Other contract charges                            (11)        (8)       (10)
   Amortization of deferred charges related to:
    Deferred sales load                           (2,613)    (1,298)    (1,052)
    Premium taxes                                    (58)       (43)       (17)
                                               ________________________________
  TOTAL EXPENSES BEFORE WAIVER                    (5,784)    (3,368)    (3,331)
   Fees waived by Golden American                     57         44         33
                                               ________________________________
  NET EXPENSES                                    (5,727)    (3,324)    (3,298)
                                               ________________________________
  NET INVESTMENT INCOME (LOSS)                    21,419     13,819      1,726

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments          5,773      8,242      3,602
  Net unrealized appreciation
  (depreciation) of investments                    9,866     16,323     33,738
                                               ________________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                       $37,058    $38,384    $39,066
                                               ================================

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997


See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             For the year ended December 31, 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                Emerging   Market      Value
                                                Markets    Manager     Equity
                                                Division  Division    Division
                                               ________________________________
INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                         $42      $138      $5,449
   Capital gains distributions                        --       329       1,347
                                               ________________________________
  TOTAL INVESTMENT INCOME                             42       467       6,796

  Expenses:
   Mortality and expense risk and other charges     (470)       --        (746)
   Annual administrative charges                     (19)       (2)        (36)
   Minimum death benefit guarantee charges            (2)       --          (1)
   Contingent deferred sales charges                 (31)       --         (54)
   Other contract charges                             (2)       --          (2)
   Amortization of deferred charges related to:
    Deferred sales load                             (346)      (42)       (266)
    Premium taxes                                     (4)       --          (3)
                                               ________________________________
  TOTAL EXPENSES BEFORE WAIVER                      (874)      (44)     (1,108)
   Fees waived by Golden American                      6         1           8
                                               ________________________________
  NET EXPENSES                                      (868)      (43)     (1,100)
                                               ________________________________
  NET INVESTMENT INCOME (LOSS)                      (826)      424       5,696

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments         (1,134)      238         898
  Net unrealized appreciation
  (depreciation) of investments                   (2,698)    1,127       5,129
                                               ________________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                       ($4,658)   $1,789     $11,723
                                               ================================

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997


See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             For the year ended December 31, 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                               Strategic    Small      Managed
                                                 Equity      Cap        Global
                                                Division   Division    Division
                                               _________________________________
INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                      $2,496         --      $8,296
   Capital gains distributions                        58         --         394
                                               _________________________________
  TOTAL INVESTMENT INCOME                          2,554         --       8,690

  Expenses:
   Mortality and expense risk and other charges     (512)     ($556)     (1,151)
   Annual administrative charges                     (20)       (26)        (47)
   Minimum death benefit guarantee charges            (1)        (1)         (1)
   Contingent deferred sales charges                (150)       (42)        (69)
   Other contract charges                             (2)        (3)         (5)
   Amortization of deferred charges related to:
    Deferred sales load                             (123)      (130)       (779)
    Premium taxes                                     (2)        (1)        (15)
                                               _________________________________
  TOTAL EXPENSES BEFORE WAIVER                      (810)      (759)     (2,067)
   Fees waived by Golden American                      8          5          17
                                               _________________________________
  NET EXPENSES                                      (802)      (754)     (2,050)
                                               _________________________________
  NET INVESTMENT INCOME (LOSS)                     1,752       (754)      6,640

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments          1,180       (174)      2,841
  Net unrealized appreciation
  (depreciation) of investments                    4,847      4,543        (883)
                                               _________________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        $7,779     $3,615      $8,598
                                               =================================

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997


See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             For the year ended December 31, 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                          Growth &    Research
                                                  OTC      Income     Division
                                                Division  Division      (b)
                                               ________________________________
INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                        $809    $3,477        $681
   Capital gains distributions                         9         6         327
                                               ________________________________
  TOTAL INVESTMENT INCOME                            818     3,483       1,008

  Expenses:
   Mortality and expense risk and other charges     (146)     (298)       (156)
   Annual administrative charges                     (10)      (23)        (17)
   Minimum death benefit guarantee charges            --        --          --
   Contingent deferred sales charges                 (14)      (29)        (12)
   Other contract charges                             (2)       (1)         (2)
   Amortization of deferred charges related to:
    Deferred sales load                              (35)      (76)        (21)
    Premium taxes                                     --        (2)         --
                                               ________________________________
  TOTAL EXPENSES BEFORE WAIVER                      (207)     (429)       (208)
   Fees waived by Golden American                      1         3           1
                                               ________________________________
  NET EXPENSES                                      (206)     (426)       (207)
                                               ________________________________
  NET INVESTMENT INCOME (LOSS)                       612     3,057         801

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments             57       177          19
  Net unrealized appreciation
  (depreciation) of investments                      912       980         388
                                               ________________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        $1,581    $4,214      $1,208
                                               ================================

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997


See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             For the year ended December 31, 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                       Inter-
                                                                      national
                                                 Total      Value +    Fixed
                                                 Return     Growth     Income
                                                Division   Division   Division
                                                  (a)         (b)       (g)
                                               ________________________________
INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                        $589         $3         $8
   Capital gains distributions                       240         --          1
                                               ________________________________
  TOTAL INVESTMENT INCOME                            829          3          9

  Expenses:
   Mortality and expense risk and other charges     (104)       (98)        --
   Annual administrative charges                     (12)       (11)        --
   Minimum death benefit guarantee charges            --         (1)        --
   Contingent deferred sales charges                  (3)        (5)        --
   Other contract charges                             (1)        --         --
   Amortization of deferred charges related to:
    Deferred sales load                              (22)       (25)        --
    Premium taxes                                     --         --         --
                                               ________________________________
  TOTAL EXPENSES BEFORE WAIVER                      (142)      (140)        --
   Fees waived by Golden American                     --         --         --
                                               ________________________________
  NET EXPENSES                                      (142)      (140)        --
                                               ________________________________
  NET INVESTMENT INCOME (LOSS)                       687       (137)         9

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments             18        515         (1)
  Net unrealized appreciation
  (depreciation) of investments                      412     (1,430)       (10)
                                               ________________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        $1,117    ($1,052)       ($2)
                                               ================================

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997

See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             For the year ended December 31, 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                             Smith     Smith
                                                            Barney     Barney
                                                 Appre-      High    Income and
                                                ciation     Income     Growth
                                                Division   Division   Division
                                                  (c)         (c)       (c)
                                               ________________________________
INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                          $3         --         --
   Capital gains distributions                        13         --         --
                                               ________________________________
  TOTAL INVESTMENT INCOME                             16         --         --

  Expenses:
   Mortality and expense risk and other charges       (1)       ($1)       ($1)
   Annual administrative charges                      --         --         --
   Minimum death benefit guarantee charges            --         --         --
   Contingent deferred sales charges                  --         --         --
   Other contract charges                             --         --         --
   Amortization of deferred charges related to:
    Deferred sales load                               --         --         --
    Premium taxes                                     --         --         --
                                               ________________________________
  TOTAL EXPENSES BEFORE WAIVER                        (1)        (1)        (1)
   Fees waived by Golden American                     --         --         --
                                               ________________________________
  NET EXPENSES                                        (1)        (1)        (1)
                                               ________________________________
  NET INVESTMENT INCOME (LOSS)                        15         (1)        (1)

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments              1          1         --
  Net unrealized appreciation
  (depreciation) of investments                       (9)         3          7
                                               ________________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                            $7         $3         $6
                                               ================================

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997

See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             For the year ended December 31, 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                 Smith
                                                 Barney     Smith
                                                 Inter-    Barney      Inter-
                                                national    Money     national
                                                 Equity    Market      Equity
                                                Division  Division    Division
                                                  (d)        (e)        (f)
                                               ________________________________
INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                          --        $1         $43
   Capital gains distributions                        --        --          41
                                               ________________________________
  TOTAL INVESTMENT INCOME                             --         1          84

  Expenses:
   Mortality and expense risk and other charges       --        (1)         (2)
   Annual administrative charges                      --        --          (1)
   Minimum death benefit guarantee charges            --        --          --
   Contingent deferred sales charges                  --        --          --
   Other contract charges                             --        --          --
   Amortization of deferred charges related to:
    Deferred sales load                               --        --          --
    Premium taxes                                     --        --          --
                                               ________________________________
  TOTAL EXPENSES BEFORE WAIVER                        --        (1)         (3)
   Fees waived by Golden American                     --        --          --
                                               ________________________________
  NET EXPENSES                                        --        (1)         (3)
                                               ________________________________
  NET INVESTMENT INCOME (LOSS)                        --        --          81

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments             --        --         (12)
  Net unrealized appreciation
  (depreciation) of investments                      ($5)       --         (93)
                                               ________________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                           ($5)      $--        ($24)
                                               ================================

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997

See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             For the year ended December 31, 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)



                                                                      Combined
                                                                     __________
INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                                           $66,111
   Capital gains distributions                                          43,287
                                                                     __________
  TOTAL INVESTMENT INCOME                                              109,398

  Expenses:
   Mortality and expense risk and other charges                        (15,677)
   Annual administrative charges                                          (754)
   Minimum death benefit guarantee charges                                 (44)
   Contingent deferred sales charges                                    (1,269)
   Other contract charges                                                  (70)
   Amortization of deferred charges related to:
    Deferred sales load                                                (10,360)
    Premium taxes                                                         (219)
                                                                     __________
  TOTAL EXPENSES BEFORE WAIVER                                         (28,393)
   Fees waived by Golden American                                          280
                                                                     __________
  NET EXPENSES                                                         (28,113)
                                                                     __________
  NET INVESTMENT INCOME (LOSS)                                          81,285

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments                               31,070
  Net unrealized appreciation
  (depreciation) of investments                                         75,558
                                                                     __________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                            $187,913
                                                                     ==========

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997


See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                            (Dollars in thousands)

                                                                       Liquid
                                                                       Asset
                                                                      Division
                                                                     __________
NET ASSETS AT JANUARY 1, 1996                                          $36,491

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                             730
  Net realized gain (loss) on investments                                   --
  Net unrealized appreciation (depreciation) of investments                 --
                                                                     __________
  Net increase (decrease) in net assets resulting from operations          730

  Changes from principal transactions:
  Purchase payments                                                     14,178
  Contract distributions and terminations                              (15,313)
  Transfer payments from (to) Fixed Accounts and other Divisions         1,242
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               148
                                                                     __________
  Increase (decrease) in net assets derived from principal
   transactions                                                            255
                                                                     __________
  Total increase (decrease)                                                985
                                                                     __________
NET ASSETS AT DECEMBER 31, 1996                                         37,476
























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                       Liquid
                                                                       Asset
                                                                      Division
                                                                     __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                            $970
  Net realized gain (loss) on investments                                   --
  Net unrealized appreciation (depreciation) of investments                 --
                                                                     __________
  Net increase (decrease) in net assets resulting from operations          970

  Changes from principal transactions:
  Purchase payments                                                     29,455
  Contract distributions and terminations                              (18,096)
  Transfer payments from (to) Fixed Accounts and other Divisions         7,253
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               196
                                                                     __________
  Increase (decrease) in net assets derived from principal
   transactions                                                         18,808
                                                                     __________
  Total increase (decrease)                                             19,778
                                                                     __________
NET ASSETS AT DECEMBER 31, 1997                                        $57,254
                                                                     ==========

(a) Commencement of operations, January 3, 1996
(b) Commencement of operations, September 3, 1996
(c) Commencement of operations, September 23, 1996
(d) Commencement of operations, February 3, 1997
(e) Commencement of operations, February 4, 1997
(f) Commencement of operations, August 26, 1997
(g) Commencement of operations, September 18, 1997
(h) Commencement of operations, September 24, 1997
(i) Commencement of operations, October 9, 1997
(j) Commencement of operations, October 24, 1997











See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                     Limited
                                                                     Maturity
                                                                       Bond
                                                                     Division
                                                                    __________
NET ASSETS AT JANUARY 1, 1996                                         $67,837

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                          4,507
  Net realized gain (loss) on investments                                 314
  Net unrealized appreciation (depreciation) of investments            (3,831)
                                                                    __________
  Net increase (decrease) in net assets resulting from operations         990

  Changes from principal transactions:
  Purchase payments                                                     5,869
  Contract distributions and terminations                              (9,672)
  Transfer payments from (to) Fixed Accounts and other Divisions      (10,189)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                             (501)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       (14,493)
                                                                    __________
  Total increase (decrease)                                           (13,503)
                                                                    __________
NET ASSETS AT DECEMBER 31, 1996                                        54,334






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                     Limited
                                                                     Maturity
                                                                       Bond
                                                                     Division
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                         $2,703
  Net realized gain (loss) on investments                                 139
  Net unrealized appreciation (depreciation) of investments              (690)
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       2,152

  Changes from principal transactions:
  Purchase payments                                                     5,847
  Contract distributions and terminations                              (8,648)
  Transfer payments from (to) Fixed Accounts and other Divisions       (1,150)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              (68)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (4,019)
                                                                    __________
  Total increase (decrease)                                            (1,867)
                                                                    __________
NET ASSETS AT DECEMBER 31, 1997                                       $52,467
                                                                    ==========

(a) Commencement of operations, January 3, 1996
(b) Commencement of operations, September 3, 1996
(c) Commencement of operations, September 23, 1996
(d) Commencement of operations, February 3, 1997
(e) Commencement of operations, February 4, 1997
(f) Commencement of operations, August 26, 1997
(g) Commencement of operations, September 18, 1997
(h) Commencement of operations, September 24, 1997
(i) Commencement of operations, October 9, 1997
(j) Commencement of operations, October 24, 1997










See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                       Hard
                                                                      Assets
                                                                     Division
                                                                    __________
NET ASSETS AT JANUARY 1, 1996                                         $26,990

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                          3,916
  Net realized gain (loss) on investments                               2,353
  Net unrealized appreciation (depreciation) of investments             2,704
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       8,973

  Changes from principal transactions:
  Purchase payments                                                     6,154
  Contract distributions and terminations                              (4,962)
  Transfer payments from (to) Fixed Accounts and other Divisions        5,904
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              242
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                         7,338
                                                                    __________
  Total increase (decrease)                                            16,311
                                                                    __________
NET ASSETS AT DECEMBER 31, 1996                                        43,301






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                       Hard
                                                                      Assets
                                                                     Division
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                         $8,570
  Net realized gain (loss) on investments                               3,106
  Net unrealized appreciation (depreciation) of investments            (9,738)
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       1,938

  Changes from principal transactions:
  Purchase payments                                                     6,936
  Contract distributions and terminations                              (5,699)
  Transfer payments from (to) Fixed Accounts and other Divisions         (886)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              (87)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                           264
                                                                    __________
  Total increase (decrease)                                             2,202
                                                                    __________
NET ASSETS AT DECEMBER 31, 1997                                       $45,503
                                                                    ==========

(a) Commencement of operations, January 3, 1996
(b) Commencement of operations, September 3, 1996
(c) Commencement of operations, September 23, 1996
(d) Commencement of operations, February 3, 1997
(e) Commencement of operations, February 4, 1997
(f) Commencement of operations, August 26, 1997
(g) Commencement of operations, September 18, 1997
(h) Commencement of operations, September 24, 1997
(i) Commencement of operations, October 9, 1997
(j) Commencement of operations, October 24, 1997











See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                    All-Growth
                                                                     Division
                                                                    __________
NET ASSETS AT JANUARY 1, 1996                                         $91,956

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                           (150)
  Net realized gain (loss) on investments                               2,112
  Net unrealized appreciation (depreciation) of investments            (4,894)
                                                                    __________
  Net increase (decrease) in net assets resulting from operations      (2,932)

  Changes from principal transactions:
  Purchase payments                                                    10,539
  Contract distributions and terminations                             (12,597)
  Transfer payments from (to) Fixed Accounts and other Divisions       (9,493)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                             (631)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       (12,182)
                                                                    __________
  Total increase (decrease)                                           (15,114)
                                                                    __________
NET ASSETS AT DECEMBER 31, 1996                                        76,842
























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                    All-Growth
                                                                     Division
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                           $490
  Net realized gain (loss) on investments                                 556
  Net unrealized appreciation (depreciation) of investments             1,550
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       2,596

  Changes from principal transactions:
  Purchase payments                                                     7,441
  Contract distributions and terminations                             (10,832)
  Transfer payments from (to) Fixed Accounts and other Divisions       (4,053)
  Addition to (rellocation from) assets retained in the Account
   by Golden American Life Insurance Company                             (256)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (7,700)
                                                                    __________
  Total increase (decrease)                                            (5,104)
                                                                    __________
NET ASSETS AT DECEMBER 31, 1997                                       $71,738
                                                                    ==========

(a) Commencement of operations, January 3, 1996
(b) Commencement of operations, September 3, 1996
(c) Commencement of operations, September 23, 1996
(d) Commencement of operations, February 3, 1997
(e) Commencement of operations, February 4, 1997
(f) Commencement of operations, August 26, 1997
(g) Commencement of operations, September 18, 1997
(h) Commencement of operations, September 24, 1997
(i) Commencement of operations, October 9, 1997
(j) Commencement of operations, October 24, 1997












See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                       Real
                                                                      Estate
                                                                     Division
                                                                    __________
NET ASSETS AT JANUARY 1, 1996                                         $34,813

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                          2,214
  Net realized gain (loss) on investments                                 652
  Net unrealized appreciation (depreciation) of investments             8,605
                                                                    __________
  Net increase (decrease) in net assets resulting from operations      11,471

  Changes from principal transactions:
  Purchase payments                                                     5,981
  Contract distributions and terminations                              (4,775)
  Transfer payments from (to) Fixed Accounts and other Divisions        3,076
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              115
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                         4,397
                                                                    __________
  Total increase (decrease)                                            15,868
                                                                    __________
NET ASSETS AT DECEMBER 31, 1996                                        50,681























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                       Real
                                                                      Estate
                                                                     Division
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                         $3,901
  Net realized gain (loss) on investments                               2,621
  Net unrealized appreciation (depreciation) of investments             5,391
                                                                    __________
  Net increase (decrease) in net assets resulting from operations      11,913

  Changes from principal transactions:
  Purchase payments                                                    14,095
  Contract distributions and terminations                              (5,798)
  Transfer payments from (to) Fixed Accounts and other Divisions        3,766
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               43
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        12,106
                                                                    __________
  Total increase (decrease)                                            24,019
                                                                    __________
NET ASSETS AT DECEMBER 31, 1997                                       $74,700
                                                                    ==========

(a) Commencement of operations, January 3, 1996
(b) Commencement of operations, September 3, 1996
(c) Commencement of operations, September 23, 1996
(d) Commencement of operations, February 3, 1997
(e) Commencement of operations, February 4, 1997
(f) Commencement of operations, August 26, 1997
(g) Commencement of operations, September 18, 1997
(h) Commencement of operations, September 24, 1997
(i) Commencement of operations, October 9, 1997
(j) Commencement of operations, October 24, 1997











See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                      Fully
                                                                     Managed
                                                                     Division
                                                                    __________
NET ASSETS AT JANUARY 1, 1996                                        $117,327

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                          7,463
  Net realized gain (loss) on investments                               2,245
  Net unrealized appreciation (depreciation) of investments             6,614
                                                                    __________
  Net increase (decrease) in net assets resulting from operations      16,322

  Changes from principal transactions:
  Purchase payments                                                    16,217
  Contract distributions and terminations                             (17,846)
  Transfer payments from (to) Fixed Accounts and other Divisions        2,478
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              (67)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                           782
                                                                    __________
  Total increase (decrease)                                            17,104
                                                                    __________
NET ASSETS AT DECEMBER 31, 1996                                       134,431























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                      Fully
                                                                     Managed
                                                                     Division
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                         $9,632
  Net realized gain (loss) on investments                               2,407
  Net unrealized appreciation (depreciation) of investments             5,898
                                                                    __________
  Net increase (decrease) in net assets resulting from operations      17,937

  Changes from principal transactions:
  Purchase payments                                                    19,633
  Contract distributions and terminations                             (17,687)
  Transfer payments from (to) Fixed Accounts and other Divisions        4,389
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              (53)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                         6,282
                                                                    __________
  Total increase (decrease)                                            24,219
                                                                    __________
NET ASSETS AT DECEMBER 31, 1997                                      $158,650
                                                                    ==========

(a) Commencement of operations, January 3, 1996
(b) Commencement of operations, September 3, 1996
(c) Commencement of operations, September 23, 1996
(d) Commencement of operations, February 3, 1997
(e) Commencement of operations, February 4, 1997
(f) Commencement of operations, August 26, 1997
(g) Commencement of operations, September 18, 1997
(h) Commencement of operations, September 24, 1997
(i) Commencement of operations, October 9, 1997
(j) Commencement of operations, October 24, 1997











See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                     Multiple
                                                                    Allocation
                                                                     Division
                                                                    __________
NET ASSETS AT JANUARY 1, 1996                                        $305,502

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                         18,091
  Net realized gain (loss) on investments                               6,043
  Net unrealized appreciation (depreciation) of investments            (7,108)
                                                                    __________
  Net increase (decrease) in net assets resulting from operations      17,026

  Changes from principal transactions:
  Purchase payments                                                    16,631
  Contract distributions and terminations                             (44,014)
  Transfer payments from (to) Fixed Accounts and other Divisions      (23,461)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                           (1,257)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       (52,101)
                                                                    __________
  Total increase (decrease)                                           (35,075)
                                                                    __________
NET ASSETS AT DECEMBER 31, 1996                                       270,427























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                     Multiple
                                                                    Allocation
                                                                     Division
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                        $21,419
  Net realized gain (loss) on investments                               5,773
  Net unrealized appreciation (depreciation) of investments             9,866
                                                                    __________
  Net increase (decrease) in net assets resulting from operations      37,058

  Changes from principal transactions:
  Purchase payments                                                     9,404
  Contract distributions and terminations                             (45,162)
  Transfer payments from (to) Fixed Accounts and other Divisions       (9,649)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                             (209)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       (45,616)
                                                                    __________
  Total increase (decrease)                                            (8,558)
                                                                    __________
NET ASSETS AT DECEMBER 31, 1997                                      $261,869
                                                                    ==========

(a) Commencement of operations, January 3, 1996
(b) Commencement of operations, September 3, 1996
(c) Commencement of operations, September 23, 1996
(d) Commencement of operations, February 3, 1997
(e) Commencement of operations, February 4, 1997
(f) Commencement of operations, August 26, 1997
(g) Commencement of operations, September 18, 1997
(h) Commencement of operations, September 24, 1997
(i) Commencement of operations, October 9, 1997
(j) Commencement of operations, October 24, 1997











See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                    Capital
                                                                  Appreciation
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1996                                        $121,049

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                          7,757
  Net realized gain (loss) on investments                               4,853
  Net unrealized appreciation (depreciation) of investments             8,839
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      21,449

  Changes from principal transactions:
  Purchase payments                                                    16,081
  Contract distributions and terminations                             (16,095)
  Transfer payments from (to) Fixed Accounts and other Divisions        3,299
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              206
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                         3,491
                                                                  ____________
  Total increase (decrease)                                            24,940
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1996                                       145,989























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                    Capital
                                                                  Appreciation
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                        $13,819
  Net realized gain (loss) on investments                               8,242
  Net unrealized appreciation (depreciation) of investments            16,323
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      38,384

  Changes from principal transactions:
  Purchase payments                                                    17,440
  Contract distributions and terminations                             (20,143)
  Transfer payments from (to) Fixed Accounts and other Divisions        5,915
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              232
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                         3,444
                                                                  ____________
  Total increase (decrease)                                            41,828
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                      $187,817
                                                                  ============

(a) Commencement of operations, January 3, 1996
(b) Commencement of operations, September 3, 1996
(c) Commencement of operations, September 23, 1996
(d) Commencement of operations, February 3, 1997
(e) Commencement of operations, February 4, 1997
(f) Commencement of operations, August 26, 1997
(g) Commencement of operations, September 18, 1997
(h) Commencement of operations, September 24, 1997
(i) Commencement of operations, October 9, 1997
(j) Commencement of operations, October 24, 1997











See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                      Rising
                                                                    Dividends
                                                                     Division
                                                                    __________
NET ASSETS AT JANUARY 1, 1996                                         $80,342

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                           (455)
  Net realized gain (loss) on investments                               4,125
  Net unrealized appreciation (depreciation) of investments            12,317
                                                                    __________
  Net increase (decrease) in net assets resulting from operations      15,987

  Changes from principal transactions:
  Purchase payments                                                    25,572
  Contract distributions and terminations                             (12,639)
  Transfer payments from (to) Fixed Accounts and other Divisions       13,857
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              454
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        27,244
                                                                    __________
  Total increase (decrease)                                            43,231
                                                                    __________
NET ASSETS AT DECEMBER 31, 1996                                       123,573























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                      Rising
                                                                    Dividends
                                                                     Division
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                         $1,726
  Net realized gain (loss) on investments                               3,602
  Net unrealized appreciation (depreciation) of investments            33,738
                                                                    __________
  Net increase (decrease) in net assets resulting from operations      39,066

  Changes from principal transactions:
  Purchase payments                                                    45,995
  Contract distributions and terminations                             (18,620)
  Transfer payments from (to) Fixed Accounts and other Divisions       25,458
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              471
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        53,304
                                                                    __________
  Total increase (decrease)                                            92,370
                                                                    __________
NET ASSETS AT DECEMBER 31, 1997                                      $215,943
                                                                    ==========

(a) Commencement of operations, January 3, 1996
(b) Commencement of operations, September 3, 1996
(c) Commencement of operations, September 23, 1996
(d) Commencement of operations, February 3, 1997
(e) Commencement of operations, February 4, 1997
(f) Commencement of operations, August 26, 1997
(g) Commencement of operations, September 18, 1997
(h) Commencement of operations, September 24, 1997
(i) Commencement of operations, October 9, 1997
(j) Commencement of operations, October 24, 1997











See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                     Emerging
                                                                     Markets
                                                                     Division
                                                                    __________
NET ASSETS AT JANUARY 1, 1996                                         $36,887

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                           (998)
  Net realized gain (loss) on investments                              (2,959)
  Net unrealized appreciation (depreciation) of investments             5,674
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       1,717

  Changes from principal transactions:
  Purchase payments                                                     6,432
  Contract distributions and terminations                              (6,450)
  Transfer payments from (to) Fixed Accounts and other Divisions       (1,273)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                             (160)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (1,451)
                                                                    __________
  Total increase (decrease)                                               266
                                                                    __________
NET ASSETS AT DECEMBER 31, 1996                                        37,153























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                     Emerging
                                                                     Markets
                                                                     Division
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                          ($826)
  Net realized gain (loss) on investments                              (1,134)
  Net unrealized appreciation (depreciation) of investments            (2,698)
                                                                    __________
  Net increase (decrease) in net assets resulting from operations      (4,658)

  Changes from principal transactions:
  Purchase payments                                                     5,427
  Contract distributions and terminations                              (5,304)
  Transfer payments from (to) Fixed Accounts and other Divisions        2,002
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                             (119)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                         2,006
                                                                    __________
  Total increase (decrease)                                            (2,652)
                                                                    __________
NET ASSETS AT DECEMBER 31, 1997                                       $34,501
                                                                    ==========

(a) Commencement of operations, January 3, 1996
(b) Commencement of operations, September 3, 1996
(c) Commencement of operations, September 23, 1996
(d) Commencement of operations, February 3, 1997
(e) Commencement of operations, February 4, 1997
(f) Commencement of operations, August 26, 1997
(g) Commencement of operations, September 18, 1997
(h) Commencement of operations, September 24, 1997
(i) Commencement of operations, October 9, 1997
(j) Commencement of operations, October 24, 1997











See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                      Market
                                                                     Manager
                                                                     Division
                                                                    __________
NET ASSETS AT JANUARY 1, 1996                                          $5,206

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                            396
  Net realized gain (loss) on investments                                 327
  Net unrealized appreciation (depreciation) of investments               245
                                                                    __________
  Net increase (decrease) in net assets resulting from operations         968

  Changes from principal transactions:
  Purchase payments                                                      (111)
  Contract distributions and terminations                                (383)
  Transfer payments from (to) Fixed Accounts and other Divisions         (187)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              (14)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                          (695)
                                                                    __________
  Total increase (decrease)                                               273
                                                                    __________
NET ASSETS AT DECEMBER 31, 1996                                         5,479























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                      Market
                                                                     Manager
                                                                     Division
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                           $424
  Net realized gain (loss) on investments                                 238
  Net unrealized appreciation (depreciation) of investments             1,127
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       1,789

  Changes from principal transactions:
  Purchase payments                                                       (59)
  Contract distributions and terminations                                (189)
  Transfer payments from (to) Fixed Accounts and other Divisions         (303)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               (1)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                          (552)
                                                                    __________
  Total increase (decrease)                                             1,237
                                                                    __________
NET ASSETS AT DECEMBER 31, 1997                                        $6,716
                                                                    ==========

(a) Commencement of operations, January 3, 1996
(b) Commencement of operations, September 3, 1996
(c) Commencement of operations, September 23, 1996
(d) Commencement of operations, February 3, 1997
(e) Commencement of operations, February 4, 1997
(f) Commencement of operations, August 26, 1997
(g) Commencement of operations, September 18, 1997
(h) Commencement of operations, September 24, 1997
(i) Commencement of operations, October 9, 1997
(j) Commencement of operations, October 24, 1997











See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                      Value
                                                                      Equity
                                                                     Division
                                                                    __________
NET ASSETS AT JANUARY 1, 1996                                         $28,447

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                          1,157
  Net realized gain (loss) on investments                               1,290
  Net unrealized appreciation (depreciation) of investments               601
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       3,048

  Changes from principal transactions:
  Purchase payments                                                    15,780
  Contract distributions and terminations                              (3,990)
  Transfer payments from (to) Fixed Accounts and other Divisions         (376)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              (48)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        11,366
                                                                    __________
  Total increase (decrease)                                            14,414
                                                                    __________
NET ASSETS AT DECEMBER 31, 1996                                        42,861























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                      Value
                                                                      Equity
                                                                     Division
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                         $5,696
  Net realized gain (loss) on investments                                 898
  Net unrealized appreciation (depreciation) of investments             5,129
                                                                    __________
  Net increase (decrease) in net assets resulting from operations      11,723

  Changes from principal transactions:
  Purchase payments                                                    16,881
  Contract distributions and terminations                              (5,181)
  Transfer payments from (to) Fixed Accounts and other Divisions       10,573
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              168
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        22,441
                                                                    __________
  Total increase (decrease)                                            34,164
                                                                    __________
NET ASSETS AT DECEMBER 31, 1997                                       $77,025
                                                                    ==========

(a) Commencement of operations, January 3, 1996
(b) Commencement of operations, September 3, 1996
(c) Commencement of operations, September 23, 1996
(d) Commencement of operations, February 3, 1997
(e) Commencement of operations, February 4, 1997
(f) Commencement of operations, August 26, 1997
(g) Commencement of operations, September 18, 1997
(h) Commencement of operations, September 24, 1997
(i) Commencement of operations, October 9, 1997
(j) Commencement of operations, October 24, 1997











See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                    Strategic
                                                                      Equity
                                                                     Division
                                                                    __________
NET ASSETS AT JANUARY 1, 1996                                          $8,031

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                            275
  Net realized gain (loss) on investments                                 161
  Net unrealized appreciation (depreciation) of investments             2,648
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       3,084

  Changes from principal transactions:
  Purchase payments                                                    12,046
  Contract distributions and terminations                              (1,671)
  Transfer payments from (to) Fixed Accounts and other Divisions        8,149
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              219
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        18,743
                                                                    __________
  Total increase (decrease)                                            21,827
                                                                    __________
NET ASSETS AT DECEMBER 31, 1996                                        29,858























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                    Strategic
                                                                      Equity
                                                                     Division
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                         $1,752
  Net realized gain (loss) on investments                               1,180
  Net unrealized appreciation (depreciation) of investments             4,847
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       7,779

  Changes from principal transactions:
  Purchase payments                                                     9,853
  Contract distributions and terminations                              (4,107)
  Transfer payments from (to) Fixed Accounts and other Divisions        6,920
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              134
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        12,800
                                                                    __________
  Total increase (decrease)                                            20,579
                                                                    __________
NET ASSETS AT DECEMBER 31, 1997                                       $50,437
                                                                    ==========

(a) Commencement of operations, January 3, 1996
(b) Commencement of operations, September 3, 1996
(c) Commencement of operations, September 23, 1996
(d) Commencement of operations, February 3, 1997
(e) Commencement of operations, February 4, 1997
(f) Commencement of operations, August 26, 1997
(g) Commencement of operations, September 18, 1997
(h) Commencement of operations, September 24, 1997
(i) Commencement of operations, October 9, 1997
(j) Commencement of operations, October 24, 1997











See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                    Small Cap
                                                                     Division
                                                                       (a)
                                                                    __________
NET ASSETS AT JANUARY 1, 1996                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                          ($369)
  Net realized gain (loss) on investments                                  25
  Net unrealized appreciation (depreciation) of investments               674
                                                                    __________
  Net increase (decrease) in net assets resulting from operations         330

  Changes from principal transactions:
  Purchase payments                                                    17,552
  Contract distributions and terminations                              (1,530)
  Transfer payments from (to) Fixed Accounts and other Divisions       16,293
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              411
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        32,726
                                                                    __________
  Total increase (decrease)                                            33,056
                                                                    __________
NET ASSETS AT DECEMBER 31, 1996                                        33,056























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                    Small Cap
                                                                     Division
                                                                       (a)
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                          ($754)
  Net realized gain (loss) on investments                                (174)
  Net unrealized appreciation (depreciation) of investments             4,543
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       3,615

  Changes from principal transactions:
  Purchase payments                                                    13,691
  Contract distributions and terminations                              (3,143)
  Transfer payments from (to) Fixed Accounts and other Divisions        5,487
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               19
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        16,054
                                                                    __________
  Total increase (decrease)                                            19,669
                                                                    __________
NET ASSETS AT DECEMBER 31, 1997                                       $52,725
                                                                    ==========

(a) Commencement of operations, January 3, 1996
(b) Commencement of operations, September 3, 1996
(c) Commencement of operations, September 23, 1996
(d) Commencement of operations, February 3, 1997
(e) Commencement of operations, February 4, 1997
(f) Commencement of operations, August 26, 1997
(g) Commencement of operations, September 18, 1997
(h) Commencement of operations, September 24, 1997
(i) Commencement of operations, October 9, 1997
(j) Commencement of operations, October 24, 1997











See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                     Managed
                                                                      Global
                                                                     Division
                                                                       (b)
                                                                    __________
NET ASSETS AT JANUARY 1, 1996                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                          ($350)
  Net realized gain (loss) on investments                                 116
  Net unrealized appreciation (depreciation) of investments             4,419
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       4,185

  Changes from principal transactions:
  Purchase payments                                                     3,524
  Contract distributions and terminations                              (3,844)
  Transfer payments from (to) Fixed Accounts and other Divisions       80,286
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                            2,115
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        82,081
                                                                    __________
  Total increase (decrease)                                            86,266
                                                                    __________
NET ASSETS AT DECEMBER 31, 1996                                        86,266






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                     Managed
                                                                      Global
                                                                     Division
                                                                       (b)
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                         $6,640
  Net realized gain (loss) on investments                               2,841
  Net unrealized appreciation (depreciation) of investments              (883)
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       8,598

  Changes from principal transactions:
  Purchase payments                                                    17,472
  Contract distributions and terminations                             (12,081)
  Transfer payments from (to) Fixed Accounts and other Divisions        4,438
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              (12)
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                         9,817
                                                                    __________
  Total increase (decrease)                                            18,415
                                                                    __________
NET ASSETS AT DECEMBER 31, 1997                                      $104,681
                                                                    ==========

(a) Commencement of operations, January 3, 1996
(b) Commencement of operations, September 3, 1996
(c) Commencement of operations, September 23, 1996
(d) Commencement of operations, February 3, 1997
(e) Commencement of operations, February 4, 1997
(f) Commencement of operations, August 26, 1997
(g) Commencement of operations, September 18, 1997
(h) Commencement of operations, September 24, 1997
(i) Commencement of operations, October 9, 1997
(j) Commencement of operations, October 24, 1997










See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                       OTC
                                                                     Division
                                                                       (c)
                                                                    __________
NET ASSETS AT JANUARY 1, 1996                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                           $204
  Net realized gain (loss) on investments                                   1
  Net unrealized appreciation (depreciation) of investments              (125)
                                                                    __________
  Net increase (decrease) in net assets resulting from operations          80

  Changes from principal transactions:
  Purchase payments                                                     1,207
  Contract distributions and terminations                                 (36)
  Transfer payments from (to) Fixed Accounts and other Divisions        3,248
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               72
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                         4,491
                                                                    __________
  Total increase (decrease)                                             4,571
                                                                    __________
NET ASSETS AT DECEMBER 31, 1996                                         4,571























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                       OTC
                                                                     Division
                                                                       (c)
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                           $612
  Net realized gain (loss) on investments                                  57
  Net unrealized appreciation (depreciation) of investments               912
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       1,581

  Changes from principal transactions:
  Purchase payments                                                     8,980
  Contract distributions and terminations                                (580)
  Transfer payments from (to) Fixed Accounts and other Divisions        5,763
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               46
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        14,209
                                                                    __________
  Total increase (decrease)                                            15,790
                                                                    __________
NET ASSETS AT DECEMBER 31, 1997                                       $20,361
                                                                    ==========

(a) Commencement of operations, January 3, 1996
(b) Commencement of operations, September 3, 1996
(c) Commencement of operations, September 23, 1996
(d) Commencement of operations, February 3, 1997
(e) Commencement of operations, February 4, 1997
(f) Commencement of operations, August 26, 1997
(g) Commencement of operations, September 18, 1997
(h) Commencement of operations, September 24, 1997
(i) Commencement of operations, October 9, 1997
(j) Commencement of operations, October 24, 1997











See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                     Growth &
                                                                      Income
                                                                     Division
                                                                       (c)
                                                                    __________
NET ASSETS AT JANUARY 1, 1996                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  $1
  Net unrealized appreciation (depreciation) of investments               269
                                                                    __________
  Net increase (decrease) in net assets resulting from operations         270

  Changes from principal transactions:
  Purchase payments                                                     2,760
  Contract distributions and terminations                                 (43)
  Transfer payments from (to) Fixed Accounts and other Divisions        5,164
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              124
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                         8,005
                                                                    __________
  Total increase (decrease)                                             8,275
                                                                    __________
NET ASSETS AT DECEMBER 31, 1996                                         8,275






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                     Growth &
                                                                      Income
                                                                     Division
                                                                       (c)
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                         $3,057
  Net realized gain (loss) on investments                                 177
  Net unrealized appreciation (depreciation) of investments               980
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       4,214

  Changes from principal transactions:
  Purchase payments                                                    22,706
  Contract distributions and terminations                              (1,861)
  Transfer payments from (to) Fixed Accounts and other Divisions       11,481
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              107
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        32,433
                                                                    __________
  Total increase (decrease)                                            36,647
                                                                    __________
NET ASSETS AT DECEMBER 31, 1997                                       $44,922
                                                                    ==========

(a) Commencement of operations, January 3, 1996
(b) Commencement of operations, September 3, 1996
(c) Commencement of operations, September 23, 1996
(d) Commencement of operations, February 3, 1997
(e) Commencement of operations, February 4, 1997
(f) Commencement of operations, August 26, 1997
(g) Commencement of operations, September 18, 1997
(h) Commencement of operations, September 24, 1997
(i) Commencement of operations, October 9, 1997
(j) Commencement of operations, October 24, 1997










See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                     Research
                                                                     Division
                                                                       (e)
                                                                    __________
NET ASSETS AT JANUARY 1, 1996                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                    __________
  Net increase (decrease) in net assets resulting from operations          --

  Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                    __________
  Total increase (decrease)                                                --
                                                                    __________
NET ASSETS AT DECEMBER 31, 1996                                            --























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                     Research
                                                                     Division
                                                                       (e)
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                           $801
  Net realized gain (loss) on investments                                  19
  Net unrealized appreciation (depreciation) of investments               388
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       1,208

  Changes from principal transactions:
  Purchase payments                                                    19,514
  Contract distributions and terminations                                (534)
  Transfer payments from (to) Fixed Accounts and other Divisions       14,044
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              170
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        33,194
                                                                    __________
  Total increase (decrease)                                            34,402
                                                                    __________
NET ASSETS AT DECEMBER 31, 1997                                       $34,402
                                                                    ==========

(a) Commencement of operations, January 3, 1996
(b) Commencement of operations, September 3, 1996
(c) Commencement of operations, September 23, 1996
(d) Commencement of operations, February 3, 1997
(e) Commencement of operations, February 4, 1997
(f) Commencement of operations, August 26, 1997
(g) Commencement of operations, September 18, 1997
(h) Commencement of operations, September 24, 1997
(i) Commencement of operations, October 9, 1997
(j) Commencement of operations, October 24, 1997











See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                      Total
                                                                      Return
                                                                     Division
                                                                       (d)
                                                                    __________
NET ASSETS AT JANUARY 1, 1996                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                    __________
  Net increase (decrease) in net assets resulting from operations          --

  Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                    __________
  Total increase (decrease)                                                --
                                                                    __________
NET ASSETS AT DECEMBER 31, 1996                                            --






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                      Total
                                                                      Return
                                                                     Division
                                                                       (d)
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                           $687
  Net realized gain (loss) on investments                                  18
  Net unrealized appreciation (depreciation) of investments               412
                                                                    __________
  Net increase (decrease) in net assets resulting from operations       1,117

  Changes from principal transactions:
  Purchase payments                                                    15,427
  Contract distributions and terminations                                (602)
  Transfer payments from (to) Fixed Accounts and other Divisions       10,193
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               96
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        25,114
                                                                    __________
  Total increase (decrease)                                            26,231
                                                                    __________
NET ASSETS AT DECEMBER 31, 1997                                       $26,231
                                                                    ==========

(a) Commencement of operations, January 3, 1996
(b) Commencement of operations, September 3, 1996
(c) Commencement of operations, September 23, 1996
(d) Commencement of operations, February 3, 1997
(e) Commencement of operations, February 4, 1997
(f) Commencement of operations, August 26, 1997
(g) Commencement of operations, September 18, 1997
(h) Commencement of operations, September 24, 1997
(i) Commencement of operations, October 9, 1997
(j) Commencement of operations, October 24, 1997










See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                     Value +
                                                                      Growth
                                                                     Division
                                                                       (e)
                                                                    __________
NET ASSETS AT JANUARY 1, 1996                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                    __________
  Net increase (decrease) in net assets resulting from operations          --

  Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                    __________
  Total increase (decrease)                                                --
                                                                    __________
NET ASSETS AT DECEMBER 31, 1996                                            --






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                     Value +
                                                                      Growth
                                                                     Division
                                                                       (e)
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                          ($137)
  Net realized gain (loss) on investments                                 515
  Net unrealized appreciation (depreciation) of investments            (1,430)
                                                                    __________
  Net increase (decrease) in net assets resulting from operations      (1,052)

  Changes from principal transactions:
  Purchase payments                                                    15,158
  Contract distributions and terminations                                (431)
  Transfer payments from (to) Fixed Accounts and other Divisions        9,404
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               99
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        24,230
                                                                    __________
  Total increase (decrease)                                            23,178
                                                                    __________
NET ASSETS AT DECEMBER 31, 1997                                       $23,178
                                                                    ==========

(a) Commencement of operations, January 3, 1996
(b) Commencement of operations, September 3, 1996
(c) Commencement of operations, September 23, 1996
(d) Commencement of operations, February 3, 1997
(e) Commencement of operations, February 4, 1997
(f) Commencement of operations, August 26, 1997
(g) Commencement of operations, September 18, 1997
(h) Commencement of operations, September 24, 1997
(i) Commencement of operations, October 9, 1997
(j) Commencement of operations, October 24, 1997










See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                      Inter-
                                                                     national
                                                                      Fixed
                                                                      Income
                                                                     Division
                                                                       (j)
                                                                    __________
NET ASSETS AT JANUARY 1, 1996                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                    __________
  Net increase (decrease) in net assets resulting from operations          --

  Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                    __________
  Total increase (decrease)                                                --
                                                                    __________
NET ASSETS AT DECEMBER 31, 1996                                            --




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                      Inter-
                                                                     national
                                                                      Fixed
                                                                      Income
                                                                     Division
                                                                       (j)
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                             $9
  Net realized gain (loss) on investments                                  (1)
  Net unrealized appreciation (depreciation) of investments               (10)
                                                                    __________
  Net increase (decrease) in net assets resulting from operations          (2)

  Changes from principal transactions:
  Purchase payments                                                       190
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           18
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                           208
                                                                    __________
  Total increase (decrease)                                               206
                                                                    __________
NET ASSETS AT DECEMBER 31, 1997                                          $206
                                                                    ==========

(a) Commencement of operations, January 3, 1996
(b) Commencement of operations, September 3, 1996
(c) Commencement of operations, September 23, 1996
(d) Commencement of operations, February 3, 1997
(e) Commencement of operations, February 4, 1997
(f) Commencement of operations, August 26, 1997
(g) Commencement of operations, September 18, 1997
(h) Commencement of operations, September 24, 1997
(i) Commencement of operations, October 9, 1997
(j) Commencement of operations, October 24, 1997








See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                      Appre-
                                                                     ciation
                                                                     Division
                                                                       (f)
                                                                    __________
NET ASSETS AT JANUARY 1, 1996                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                    __________
  Net increase (decrease) in net assets resulting from operations          --

  Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                    __________
  Total increase (decrease)                                                --
                                                                    __________
NET ASSETS AT DECEMBER 31, 1996                                            --






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                      Appre-
                                                                     ciation
                                                                     Division
                                                                       (f)
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                            $15
  Net realized gain (loss) on investments                                   1
  Net unrealized appreciation (depreciation) of investments                (9)
                                                                    __________
  Net increase (decrease) in net assets resulting from operations           7

  Changes from principal transactions:
  Purchase payments                                                       256
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                           256
                                                                    __________
  Total increase (decrease)                                               263
                                                                    __________
NET ASSETS AT DECEMBER 31, 1997                                          $263
                                                                    ==========

(a) Commencement of operations, January 3, 1996
(b) Commencement of operations, September 3, 1996
(c) Commencement of operations, September 23, 1996
(d) Commencement of operations, February 3, 1997
(e) Commencement of operations, February 4, 1997
(f) Commencement of operations, August 26, 1997
(g) Commencement of operations, September 18, 1997
(h) Commencement of operations, September 24, 1997
(i) Commencement of operations, October 9, 1997
(j) Commencement of operations, October 24, 1997










See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                      Smith
                                                                      Barney
                                                                       High
                                                                      Income
                                                                     Division
                                                                       (f)
                                                                    __________
NET ASSETS AT JANUARY 1, 1996                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                    __________
  Net increase (decrease) in net assets resulting from operations          --

  Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                    __________
  Total increase (decrease)                                                --
                                                                    __________
NET ASSETS AT DECEMBER 31, 1996                                            --




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                      Smith
                                                                      Barney
                                                                       High
                                                                      Income
                                                                     Division
                                                                       (f)
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                            ($1)
  Net realized gain (loss) on investments                                   1
  Net unrealized appreciation (depreciation) of investments                 3
                                                                    __________
  Net increase (decrease) in net assets resulting from operations           3

  Changes from principal transactions:
  Purchase payments                                                       206
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                           206
                                                                    __________
  Total increase (decrease)                                               209
                                                                    __________
NET ASSETS AT DECEMBER 31, 1997                                          $209
                                                                    ==========

(a) Commencement of operations, January 3, 1996
(b) Commencement of operations, September 3, 1996
(c) Commencement of operations, September 23, 1996
(d) Commencement of operations, February 3, 1997
(e) Commencement of operations, February 4, 1997
(f) Commencement of operations, August 26, 1997
(g) Commencement of operations, September 18, 1997
(h) Commencement of operations, September 24, 1997
(i) Commencement of operations, October 9, 1997
(j) Commencement of operations, October 24, 1997








See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                      Smith
                                                                      Barney
                                                                    Income and
                                                                      Growth
                                                                     Division
                                                                       (f)
                                                                    __________
NET ASSETS AT JANUARY 1, 1996                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                    __________
  Net increase (decrease) in net assets resulting from operations          --

  Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                    __________
  Total increase (decrease)                                                --
                                                                    __________
NET ASSETS AT DECEMBER 31, 1996                                            --




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                      Smith
                                                                      Barney
                                                                    Income and
                                                                      Growth
                                                                     Division
                                                                       (f)
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                            ($1)
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                 7
                                                                    __________
  Net increase (decrease) in net assets resulting from operations           6

  Changes from principal transactions:
  Purchase payments                                                       204
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions            5
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                           209
                                                                    __________
  Total increase (decrease)                                               215
                                                                    __________
NET ASSETS AT DECEMBER 31, 1997                                          $215
                                                                    ==========

(a) Commencement of operations, January 3, 1996
(b) Commencement of operations, September 3, 1996
(c) Commencement of operations, September 23, 1996
(d) Commencement of operations, February 3, 1997
(e) Commencement of operations, February 4, 1997
(f) Commencement of operations, August 26, 1997
(g) Commencement of operations, September 18, 1997
(h) Commencement of operations, September 24, 1997
(i) Commencement of operations, October 9, 1997
(j) Commencement of operations, October 24, 1997








See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                      Smith
                                                                      Barney
                                                                      Inter-
                                                                     national
                                                                      Equity
                                                                     Division
                                                                       (g)
                                                                    __________
NET ASSETS AT JANUARY 1, 1996                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                    __________
  Net increase (decrease) in net assets resulting from operations          --

  Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                    __________
  Total increase (decrease)                                                --
                                                                    __________
NET ASSETS AT DECEMBER 31, 1996                                            --



















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                      Smith
                                                                      Barney
                                                                      Inter-
                                                                     national
                                                                      Equity
                                                                     Division
                                                                       (g)
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments               ($5)
                                                                    __________
  Net increase (decrease) in net assets resulting from operations          (5)

  Changes from principal transactions:
  Purchase payments                                                        99
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions            2
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                           101
                                                                    __________
  Total increase (decrease)                                                96
                                                                    __________
NET ASSETS AT DECEMBER 31, 1997                                           $96
                                                                    ==========

(a) Commencement of operations, January 3, 1996
(b) Commencement of operations, September 3, 1996
(c) Commencement of operations, September 23, 1996
(d) Commencement of operations, February 3, 1997
(e) Commencement of operations, February 4, 1997
(f) Commencement of operations, August 26, 1997
(g) Commencement of operations, September 18, 1997
(h) Commencement of operations, September 24, 1997
(i) Commencement of operations, October 9, 1997
(j) Commencement of operations, October 24, 1997







See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                      Smith
                                                                      Barney
                                                                      Money
                                                                      Market
                                                                     Division
                                                                       (h)
                                                                    __________
NET ASSETS AT JANUARY 1, 1996                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                    __________
  Net increase (decrease) in net assets resulting from operations          --

  Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                    __________
  Total increase (decrease)                                                --
                                                                    __________
NET ASSETS AT DECEMBER 31, 1996                                            --




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                      Smith
                                                                      Barney
                                                                      Money
                                                                      Market
                                                                     Division
                                                                       (h)
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                    __________
  Net increase (decrease) in net assets resulting from operations          --

  Changes from principal transactions:
  Purchase payments                                                      $183
  Contract distributions and terminations                                  (1)
  Transfer payments from (to) Fixed Accounts and other Divisions           (1)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                           181
                                                                    __________
  Total increase (decrease)                                               181
                                                                    __________
NET ASSETS AT DECEMBER 31, 1997                                          $181
                                                                    ==========

(a) Commencement of operations, January 3, 1996
(b) Commencement of operations, September 3, 1996
(c) Commencement of operations, September 23, 1996
(d) Commencement of operations, February 3, 1997
(e) Commencement of operations, February 4, 1997
(f) Commencement of operations, August 26, 1997
(g) Commencement of operations, September 18, 1997
(h) Commencement of operations, September 24, 1997
(i) Commencement of operations, October 9, 1997
(j) Commencement of operations, October 24, 1997








See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                      Inter-
                                                                     national
                                                                      Equity
                                                                     Division
                                                                       (i)
                                                                    __________
NET ASSETS AT JANUARY 1, 1996                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                    __________
  Net increase (decrease) in net assets resulting from operations          --

  Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                    __________
  Total increase (decrease)                                                --
                                                                    __________
NET ASSETS AT DECEMBER 31, 1996                                            --




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                      Inter-
                                                                     national
                                                                      Equity
                                                                      Income
                                                                     Division
                                                                       (i)
                                                                    __________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                            $81
  Net realized gain (loss) on investments                                 (12)
  Net unrealized appreciation (depreciation) of investments               (93)
                                                                    __________
  Net increase (decrease) in net assets resulting from operations         (24)

  Changes from principal transactions:
  Purchase payments                                                     1,825
  Contract distributions and terminations                                  (2)
  Transfer payments from (to) Fixed Accounts and other Divisions          182
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                    __________
  Increase (decrease) in net assets derived from principal
   transactions                                                         2,005
                                                                    __________
  Total increase (decrease)                                             1,981
                                                                    __________
NET ASSETS AT DECEMBER 31, 1997                                        $1,981
                                                                    ==========

(a) Commencement of operations, January 3, 1996
(b) Commencement of operations, September 3, 1996
(c) Commencement of operations, September 23, 1996
(d) Commencement of operations, February 3, 1997
(e) Commencement of operations, February 4, 1997
(f) Commencement of operations, August 26, 1997
(g) Commencement of operations, September 18, 1997
(h) Commencement of operations, September 24, 1997
(i) Commencement of operations, October 9, 1997
(j) Commencement of operations, October 24, 1997








See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                    Combined
                                                                  ____________
NET ASSETS AT JANUARY 1, 1996                                        $960,878

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                         44,388
  Net realized gain (loss) on investments                              21,659
  Net unrealized appreciation (depreciation) of investments            37,651
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations     103,698

  Changes from principal transactions:
  Purchase payments                                                   176,412
  Contract distributions and terminations                            (155,860)
  Transfer payments from (to) Fixed Accounts and other Divisions       98,017
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                            1,428
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                       119,997
                                                                  ____________
  Total increase (decrease)                                           223,695
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1996                                     1,184,573

























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        For the years ended December 31, 1996 and 1997, Except as Noted
                                 (Continued)
                            (Dollars in thousands)

                                                                    Combined
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                         81,285
  Net realized gain (loss) on investments                              31,070
  Net unrealized appreciation (depreciation) of investments            75,558
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations     187,913

  Changes from principal transactions:
  Purchase payments                                                   304,259
  Contract distributions and terminations                            (184,701)
  Transfer payments from (to) Fixed Accounts and other Divisions      111,251
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              976
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                       231,785
                                                                  ____________
  Total increase (decrease)                                           419,698
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                    $1,604,271
                                                                  ============

(a) Commencement of operations, January 3, 1996
(b) Commencement of operations, September 3, 1996
(c) Commencement of operations, September 23, 1996
(d) Commencement of operations, February 3, 1997
(e) Commencement of operations, February 4, 1997
(f) Commencement of operations, August 26, 1997
(g) Commencement of operations, September 18, 1997
(h) Commencement of operations, September 24, 1997
(i) Commencement of operations, October 9, 1997
(j) Commencement of operations, October 24, 1997













See accompanying notes.

                   GOLDEN AMERICAN LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT B
                        NOTES TO FINANCIAL STATEMENTS
                              December 31, 1997

NOTE 1 - ORGANIZATION

Separate Account B (the "Account") was established by Golden American Life Insurance Company ("Golden American") to support the operations of variable annuity contracts ("Contracts"). Golden American is primarily engaged in the issuance of variable insurance products and is licensed as a life insurance company in the District of Columbia and all states except New York. The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Golden American provides for variable accumulation and benefits under the contracts by crediting annuity considerations to one or more divisions within the Account or to the Golden American Guaranteed Interest Division, the Golden American Fixed Interest Division and the Fixed Separate Account, which are not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be chargeable with liabilities arising out of any other business Golden American may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of Golden American. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Golden American.

At December 31, 1997, the Account had, under GoldenSelect Contracts, twenty-two investment divisions: the Liquid Asset, the Limited Maturity Bond, the Hard Assets (formerly the Natural Resources), the All-Growth, the Real Estate, the Fully Managed, the Multiple Allocation, the Capital
Appreciation, the Rising Dividends, the Emerging Markets, the Market
Manager, the Value Equity, the Strategic Equity, the Small Cap, the Managed Global, the OTC, the Growth & Income, the Research, the Total Return, the Value + Growth, the International Equity and the International Fixed Income Divisions ("Divisions"). The Account also had, under Granite PrimElite Contracts, eight investment divisions: the OTC, the Research, the Total Return, the Appreciation, the Smith Barney High Income, the Smith Barney Income and Growth, the Smith Barney International Equity and the Smith Barney Money Market Divisions (collectively with the divisions noted above, "Divisions"). The Managed Global Division was formerly the Managed Global Account of Golden American's Separate Account D from October 12, 1992 until September 3, 1996. The assets in each Division are invested in shares of a designated series ("Series," which may also be referred to as "Portfolio") of mutual funds of The GCG Trust, the Equi-Select Series Trust, Travelers Series Fund, Inc., the Greenwich Street Series Fund (formerly the Smith Barney Series Fund) or the Warburg Pincus Trust (the "Trusts"). The Account also includes The Fund For Life Division, which is not included in the accompanying financial statements, and which ceased to accept new Contracts effective December 31, 1994.

The Market Manager Division was open for investment for only a brief period during 1994 and 1995. This Division is now closed and Contractowners are not permitted to direct their investments into this Division.
Contractowners with investments in the Market Manager Division were permitted to elect to update their Contracts to DVA PLUS Contracts.





NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies of the
Account:

USE OF ESTIMATES: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENTS: Investments are made in shares of a Series or Portfolio of the Trusts and are valued at the net asset value per share of the respective Series or Portfolio of the Trusts. Investment transactions in each Series or Portfolio of the Trusts are recorded on the trade date. Distributions of net investment income and capital gains of each Series or Portfolio of the Trusts are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Series or Portfolio of the Trusts are determined on the specific identification basis.

FEDERAL INCOME TAXES: Operations of the Account form a part of, and are taxed with, the total operations of Golden American which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of Golden American.

NOTE 3 - CHARGES AND FEES

Contracts currently being sold include the DVA 100, DVA Series 100, DVA PLUS, Granite PrimElite, ACCESS, ES II and the PREMIUM PLUS. The DVA PLUS, ACCESS and the PREMIUM PLUS each have three different death benefit options referred to as Standard, Annual Ratchet and 7% Solution; however, in the state of Washington, the 5.5% Solution is offered instead of the 7% Solution. Granite PrimElite has two death benefit options referred to as Standard and Annual Ratchet. Golden American discontinued external sales of DVA 80 in May 1991. In December 1995, Golden American also discontinued external sales of DVA 100, however, both the DVA 80 and DVA 100 contracts continue to be available to Golden American employees and agents. Under the terms of the Contracts, certain charges are allocated to the Contracts to cover Golden American's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

MORTALITY AND EXPENSE RISK AND OTHER CHARGES

   MORTALITY AND EXPENSE RISK CHARGES: Golden American assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.











NOTE 3 - CHARGES AND FEES - CONTINUED

Daily charges deducted at annual rates to cover these risks are as follows:


Series                                        Annual Rates
__________________________________         __________________
DVA 80                                             .80%
DVA 100                                            .90
DVA Series 100                                    1.25
DVA PLUS - Standard                               1.10
DVA PLUS - Annual Ratchet                         1.25
DVA PLUS - 5.5% Solution                          1.25
DVA PLUS - 7% Solution                            1.40
ACCESS - Standard                                 1.25
ACCESS - Annual Ratchet                           1.40
ACCESS - 5.5% Solution                            1.40
ACCESS - 7% Solution                              1.55
PREMIUM PLUS - Standard                           1.25
PREMIUM PLUS - Annual Ratchet                     1.40
PREMIUM PLUS - 5.5% Solution                      1.40
PREMIUM PLUS - 7% Solution                        1.55
ES II                                             1.25
Granite PrimElite - Standard                      1.10
Granite PrimElite - Annual Ratchet                1.25


   ASSET BASED ADMINISTRATIVE CHARGES: A daily charge at an annual rate of .10% is deducted from assets attributable to DVA 100 and DVA Series 100 Contracts. A daily charge at an annual rate of .15% is deducted from the assets attributable to the DVA PLUS, Granite
   PrimElite, ACCESS, ES II and the PREMIUM PLUS Contracts.

ANNUAL ADMINISTRATIVE CHARGES:   An administrative charge of $40 per
Contract year for every Contract except ES II Contracts and DVA PLUS, PREMIUM PLUS and ACCESS Contracts in the state of Washington which charge $30. This charge is deducted from the accumulation value of Deferred Annuity Contracts to cover ongoing administrative expenses. The charge is incurred on the Contract anniversary date and deducted at the end of the Contract anniversary period. This charge has been waived for certain offerings of the Contracts.

MINIMUM DEATH BENEFIT GUARANTEE CHARGES: For certain Contracts, a minimum death benefit guarantee charge of up to $1.20 per $1,000 of guaranteed death benefit per Contract year is deducted from the accumulation value of Deferred Annuity Contracts on each Contract anniversary date.










NOTE 3 - CHARGES AND FEES - CONTINUED

CONTINGENT DEFERRED SALES CHARGES: Under DVA PLUS, ES II and PREMIUM PLUS Contracts, a contingent deferred sales charge ("Surrender Charge") is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken during the period reflected in the following table, from the date a premium payment is received.


Complete Years Elapsed Since
      Premium Payment                       Surrender Charge
____________________________  _____________________________________________

                               DVA PLUS          ES II        PREMIUM PLUS
                              ___________  _________________  _____________
             0                     7%              8%               8%
             1                     7               7                8
             2                     6               6                8
             3                     5               5                8
             4                     4               4                7
             5                     3               3                6
             6                     1               2                5
             7                    --               1                3
             8                    --              --                1
             9+                   --              --               --



OTHER CONTRACT CHARGES:  Under DVA 80, DVA 100 and DVA Series 100
Contracts, a charge is deducted from the accumulation value for Contracts taking more than one conventional partial withdrawal during a contract year. For DVA 80 and DVA 100 Contracts, annual distribution fees are deducted from Contract accumulation values.

DEFERRED SALES LOAD: Under Contracts offered prior to October 1995, a sales load of up to 7.5% was applicable to each premium payment for sales-related expenses as specified in the Contracts. For DVA Series 100, the sales load is deducted in equal annual installments over the period the Contract is in force, not to exceed 10 years. For DVA 80 and DVA 100 Contracts, although the sales load is chargeable to each premium when it is received by Golden American, the amount of such charge is initially advanced by Golden American to Contractowners and included in the accumulation value and then deducted in equal installments on each Contract anniversary date over a period of six years. Upon surrender of the Contract, the unamortized deferred sales load is deducted from the accumulation value by Golden American. In addition, when partial withdrawal limits are exceeded, a portion of the unamortized deferred sales load is deducted.

PREMIUM TAXES: For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depend on the annuitant's state of residence and currently ranges up to 3.5% of premiums.


NOTE 3 - CHARGES AND FEES - CONTINUED

FEES WAIVED BY GOLDEN AMERICAN: Certain charges and fees for various types of Contracts are currently waived by Golden American. Golden American reserves the right to discontinue these waivers at its discretion or to conform with changes in the law. The net assets retained in the Account by Golden American in the accompanying financial statements represent the unamortized deferred sales load and premium taxes advanced by Golden American, noted above. Net assets retained in the Account by Golden American are as follows:

                                                    Combined
                                        ___________________________________
                                             1997               1996
                                        _______________   _________________
                                              (Dollars in thousands)
Balance at beginning of period                 $26,612             $35,980
Sales load advanced                                616                 380
Premium tax advanced                                 7                  11
Net transfer from Separate Account D,
 Fixed Account and other Divisions                 353               2,672
Amortization of deferred sales load
 and premium tax                               (10,579)            (12,431)
                                        _______________   _________________
Balance at end of period                       $17,009             $26,612
                                        ===============   =================






























NOTE 4 - PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                                Year Ended December 31,
                                               _________________________

                                                         1997
                                               _________________________
                                                Purchases      Sales
                                               _________________________
                                                 (Dollars in thousands)
The GCG Trust:
 Liquid Asset Series                               $94,848      $75,062
 Limited Maturity Bond Series                       12,572       13,891
 Hard Assets Series                                 21,526       12,693
 All-Growth Series                                   7,468       14,683
 Real Estate Series                                 24,254        8,239
 Fully Managed Series                               27,691       11,768
 Multiple Allocation Series                         30,819       55,031
 Capital Appreciation Series                        41,409       24,135
 Rising Dividends Series                            63,949        8,887
 Emerging Markets Series                             8,023        6,846
 Market Manager Series                                 467          623
 Value Equity Series                                32,557        4,409
 Strategic Equity Series                            19,475        4,918
 Small Cap Series                                   25,870       10,563
 Managed Global Series                              37,985       21,524
Equi-Select Series Trust:
 OTC Portfolio                                      18,373        3,328
 Growth & Income Portfolio                          37,291        1,763
 Research Portfolio                                 34,430          419
 Total Return Portfolio                             26,167          354
 Value + Growth Portfolio                           30,053        5,950
 International Fixed Income Portfolio                  224            7
Greenwich Street Series Fund:
 Appreciation Portfolio                                283           12
Travelers Series Fund, Inc.:
 Smith Barney High Income Portfolio                    216           11
 Smith Barney Income and Growth Porfolio               210            1
 Smith Barney International Equity Portfolio           103            2
 Smith Barney Money Market Portfolio                   194           12
Warburg Pincust Trust:
 International Equity Portfolio                      2,146           59
                                               _________________________
                                                  $598,603     $285,190
                                               =========================









NOTE 4 - PURCHASES AND SALES OF INVESTMENT SECURITIES - CONTINUED

                                                Year Ended December 31,
                                               _________________________

                                                         1996
                                               _________________________
                                                Purchases      Sales
                                               _________________________
                                                  (Dollars in thousands)
The GCG Trust:
 Liquid Asset Series                               $64,148      $63,169
 Limited Maturity Bond Series                       13,202       23,196
 Hard Assets Series                                 22,965       11,706
 All-Growth Series                                  10,482       22,833
 Real Estate Series                                 12,388        5,777
 Fully Managed Series                               22,506       14,263
 Multiple Allocation Series                         28,625       62,678
 Capital Appreciation Series                        32,609       21,360
 Rising Dividends Series                            41,303       14,500
 Emerging Markets Series                            11,043       13,496
 Market Manager Series                                 449        1,388
 Value Equity Series                                20,546        8,015
 Strategic Equity Series                            20,731        1,702
 Small Cap Series                                   47,577       15,201
 Managed Global Series                              85,923        4,148
Equi-Select Series Trust:
 OTC Portfolio                                       4,644          164
 Growth & Income Portfolio                           8,037           49
 Research Portfolio                                     --           --
 Total Return Portfolio                                 --           --
 Value + Growth Portfolio                               --           --
 International Fixed Income Portfolio                   --           --
Greenwich Street Series Fund:
 Appreciation Portfolio                                 --           --
Travelers Series Fund, Inc.:
 Smith Barney High Income Portfolio                     --           --
 Smith Barney Income and Growth Porfolio                --           --
 Smith Barney International Equity Portfolio            --           --
 Smith Barney Money Market Portfolio                    --           --
Warburg Pincust Trust:
 International Equity Portfolio                         --           --
                                               _________________________
                                                  $447,178     $283,645
                                               =========================











NOTE 5 - SUMMARY OF CHANGES FROM UNIT TRANSACTIONS

Contractowners' transactions shown in the following table reflect gross inflows ("Purchases") and outflows ("Sales") in units for each Division. The activity includes Contractowners electing to update a DVA 100 or DVA Series 100 Contract to a DVA PLUS Contract. Updates to DVA PLUS Contracts resulted in both a sale (surrender of the old Contract) and a purchase (acquisition of the new Contract). All of the purchase transactions for the Market Manager Division resulted from such updates.

Contractowner transactions in units were as follows:

                                                Year Ended December 31,
                                               _________________________

                                                         1997
                                               _________________________
                                                Purchases      Sales
                                               _________________________
Liquid Asset Division                            8,859,035    7,508,736
Limited Maturity Bond Division                     814,102    1,099,923
Hard Assets Division                               955,532      934,748
All-Growth Division                                902,597    1,467,510
Real Estate Division                             1,165,038      633,059
Fully Managed Division                           1,588,523    1,271,492
Multiple Allocation Division                       858,882    3,296,283
Capital Appreciation Division                    1,899,517    1,801,059
Rising Dividends Division                        4,263,972    1,391,248
Emerging Markets Division                        1,231,916    1,082,071
Market Manager Division                                 --       31,196
Value Equity Division                            1,792,574      522,420
Strategic Equity Division                        1,539,555      551,638
Small Cap Division                               3,022,647    1,720,403
Managed Global Division                          3,674,935    2,873,007
OTC Division                                     1,166,129      357,910
Growth & Income Division                         2,623,649      368,883
Research Division                                1,962,393      137,427
Total Return Division                            1,683,989       52,603
Value + Growth Division                          2,598,824      818,375
International Fixed Income Division                 18,902        1,482
Appreciation Division                               19,581          822
Smith Barney High Income Division                   15,972          739
Smith Barney Income and Growth Division             12,176           39
Smith Barney International Equity Division           7,216          138
Smith Barney Money Market Division                  17,685        1,114
International Equity Division                      208,851        9,015










NOTE 5 - SUMMARY OF CHANGES FROM UNIT TRANSACTIONS - CONTINUED

                                                Year Ended December 31,
                                               _________________________

                                                         1996
                                               _________________________
                                                Purchases      Sales
                                               _________________________
Liquid Asset Division                            5,982,248    6,003,930
Limited Maturity Bond Division                     829,366    1,824,946
Hard Assets Division                             1,374,569      978,096
All-Growth Division                              1,228,512    2,169,543
Real Estate Division                               754,585      552,462
Fully Managed Division                           1,450,300    1,450,120
Multiple Allocation Division                     1,330,139    4,486,173
Capital Appreciation Division                    2,032,074    1,900,755
Rising Dividends Division                        3,448,184    1,678,751
Emerging Markets Division                        1,573,766    1,768,185
Market Manager Division                              7,958      106,893
Value Equity Division                            1,834,937    1,024,120
Strategic Equity Division                        2,083,197      353,766
Small Cap Division                               4,912,458    2,122,101
Managed Global Division                          8,792,080      716,753
OTC Division                                       316,184       26,607
Growth & Income Division                           697,746       35,755
Research Division                                       --           --
Total Return Division                                   --           --
Value + Growth Division                                 --           --
International Fixed Income Division                     --           --
Appreciation Division                                   --           --
Smith Barney High Income Division                       --           --
Smith Barney Income and Growth Division                 --           --
Smith Barney International Equity Division              --           --
Smith Barney Money Market Division                      --           --
International Equity Division                           --           --




















NOTE 6 - NET ASSETS
Net assets at December 31, 1997 consisted of the following:

                                           Limited
                              Liquid      Maturity        Hard         All-
                              Asset         Bond         Assets       Growth
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions              $51,246       $38,691      $29,328       $59,765
Accumulated net investment
 income (loss)                   6,008        15,231       21,909         8,980
Net unrealized appreciation
 (depreciation) of
 investments                        --        (1,455)      (5,734)        2,993
                           _____________________________________________________
                               $57,254       $52,467      $45,503       $71,738
                           =====================================================

                               Real         Fully       Multiple      Capital
                              Estate       Managed     Allocation  Appreciation
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions              $44,230      $106,702     $138,528       $99,633
Accumulated net investment
 income (loss)                  14,064        31,225      108,099        49,217
Net unrealized appreciation
 (depreciation) of
 investments                    16,406        20,723       15,242        38,967
                           _____________________________________________________
                               $74,700      $158,650     $261,869      $187,817
                           =====================================================

                              Rising      Emerging       Market        Value
                            Dividends      Markets      Manager       Equity
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions             $144,386       $50,608       $2,775       $59,096
Accumulated net
 investment income (loss)       10,070       (10,864)       1,626        10,329
Net unrealized appreciation
 (depreciation) of
 investments                    61,487        (5,243)       2,315         7,600
                           _____________________________________________________
                              $215,943       $34,501       $6,716       $77,025
                           =====================================================



NOTE 6 - NET ASSETS - CONTINUED

                            Strategic       Small       Managed
                              Equity         Cap         Global         OTC
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions              $39,540       $48,780      $91,898       $18,700
Accumulated net
 investment income (loss)        3,375        (1,272)       9,247           874
Net unrealized appreciation
 (depreciation) of
 investments                     7,522         5,217        3,536           787
                           _____________________________________________________
                               $50,437       $52,725     $104,681       $20,361
                           =====================================================

                             Growth &                    Total       Value +
                              Income      Research       Return       Growth
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions              $40,438       $33,194      $25,114       $24,230
Accumulated net
 investment income (loss)        3,235           820          705           378
Net unrealized appreciation
 (depreciation) of
 investments                     1,249           388          412        (1,430)
                           _____________________________________________________
                               $44,922       $34,402      $26,231       $23,178
                           =====================================================

                              Inter-                     Smith         Smith
                             national                    Barney       Barney
                              Fixed        Appre-         High      Income and
                              Income       ciation       Income       Growth
                             Division     Division      Division     Division
                           _____________________________________________________
                                          (Dollars in thousands)
Unit transactions                 $208          $256         $206          $209
Accumulated net
 investment income (loss)            8            16           --            (1)
Net unrealized appreciation
 (depreciation) of
 investments                       (10)           (9)           3             7
                           _____________________________________________________
                                  $206          $263         $209          $215
                           =====================================================



NOTE 6 - NET ASSETS - CONTINUED

                              Smith
                              Barney        Smith
                              Inter-       Barney        Inter-
                             national       Money       national
                              Equity       Market        Equity
                             Division     Division      Division     Combined
                           __________________________ __________________________
                                          (Dollars in thousands)
Unit transactions                 $101          $181       $2,005    $1,150,048
Accumulated net
 investment income (loss)           --            --           69       283,348
Net unrealized appreciation
 (depreciation) of
 investments                        (5)           --          (93)      170,875
                           __________________________ __________________________
                                   $96          $181       $1,981    $1,604,271
                           ========================== ==========================






































NOTE 7 - UNIT VALUES
Accumulation unit value information (which is based on total assets) for units outstanding by Contract type as of December 31, 1997 was as follows:



                                                            Unit    Total Unit
                   Series                        Units     Value      Value
_______________________________________________________________________________
                                                                 (in thousands)
LIQUID ASSET
 Currently payable annuity products:
  DVA 80                                           4,190   $14.58          $61
  DVA 100                                          3,369    14.32           48
 Contracts in accumulation period:
  DVA 80                                         363,377    14.58        5,298
  DVA 100                                      1,595,580    14.32       22,846
  DVA Series 100                                  37,946    13.87          526
  DVA PLUS - Standard                            227,427    14.02        3,188
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                         353,076    13.83        4,883
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                               1,132,057    13.65       15,447
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                    370,411    13.44        4,979
                                                                   ____________
                                                                        57,276

LIMITED MATURITY BOND
 Currently payable annuity products:
  DVA 80                                          12,043    16.76          202
  DVA 100                                         20,397    16.46          336
 Contracts in accumulation period:
  DVA 80                                          58,275    16.76          977
  DVA 100                                      2,349,902    16.46       38,684
  DVA Series 100                                  22,582    15.95          360
  DVA PLUS - Standard                            139,323    16.13        2,247
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                         133,461    15.91        2,124
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                 462,583    15.70        7,263
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     19,171    15.47          296
                                                                   ____________
                                                                        52,489




NOTE 7 - UNIT VALUES - CONTINUED

                                                            Unit    Total Unit
                   Series                        Units      Value      Value
_______________________________________________________________________________
                                                                 (in thousands)
HARD ASSETS
 Currently payable annuity products:
  DVA 80                                           2,001    $21.68         $44
  DVA 100                                         13,390     21.30         285
 Contracts in accumulation period:
  DVA 80                                         107,103     21.68       2,322
  DVA 100                                      1,123,746     21.30      23,932
  DVA Series 100                                  32,428     20.63         669
  DVA PLUS - Standard                            154,417     20.85       3,219
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          90,379     20.57       1,859
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                 637,191     20.29      12,932
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     13,179     19.99         263
                                                                    ___________
                                                                        45,525

ALL-GROWTH
 Currently payable annuity products:
  DVA 80                                           3,037     15.06          46
  DVA 100                                         22,962     14.79         340
 Contracts in accumulation period:
  DVA 80                                         107,041     15.06       1,612
  DVA 100                                      3,135,493     14.79      46,368
  DVA Series 100                                  26,286     14.33         377
  DVA PLUS - Standard                            213,900     14.48       3,097
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                         263,462     14.28       3,763
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                               1,107,672     14.09      15,610
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     40,567     13.88         563
                                                                    ___________
                                                                        71,776









NOTE 7 - UNIT VALUES - CONTINUED

                                                            Unit    Total Unit
                   Series                        Units     Value      Value
_______________________________________________________________________________
                                                                 (in thousands)
REAL ESTATE
 Currently payable annuity products:
  DVA 80                                           5,216   $26.86         $140
  DVA 100                                         28,837    26.38          761
 Contracts in accumulation period:
  DVA 80                                          83,412    26.86        2,240
  DVA 100                                      1,493,690    26.38       39,399
  DVA Series 100                                  22,395    25.55          572
  DVA PLUS - Standard                            173,241    25.82        4,473
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                         135,993    25.48        3,465
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                 897,320    25.14       22,556
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     45,472    24.76        1,125
                                                                   ____________
                                                                        74,731

FULLY MANAGED
 Currently payable annuity products:
  DVA 80                                           8,128    20.73          168
  DVA 100                                         71,911    20.36        1,464
 Contracts in accumulation period:
  DVA 80                                         122,182    20.73        2,533
  DVA 100                                      4,960,237    20.36      100,987
  DVA Series 100                                  36,340    19.72          717
  DVA PLUS - Standard                            418,686    19.93        8,345
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                         414,805    19.66        8,157
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                               1,766,390    19.40       34,271
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                    108,930    19.11        2,082
                                                                   ____________
                                                                       158,724









NOTE 7 - UNIT VALUES - CONTINUED

                                                            Unit    Total Unit
                   Series                        Units     Value      Value
_______________________________________________________________________________
                                                                 (in thousands)
MULTIPLE ALLOCATION
 Currently payable annuity products:
  DVA 80                                          26,732   $21.66         $579
  DVA 100                                        107,200    21.28        2,280
 Contracts in accumulation period:
  DVA 80                                         524,945    21.66       11,371
  DVA 100                                      9,544,200    21.28      203,061
  DVA Series 100                                  86,050    20.61        1,773
  DVA PLUS - Standard                            328,740    20.83        6,847
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                         255,396    20.55        5,248
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                               1,485,966    20.28       30,129
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     35,953    19.97          718
                                                                   ____________
                                                                       262,006

CAPITAL APPRECIATION
 Currently payable annuity products:
  DVA 80                                          12,559    22.79          286
  DVA 100                                         56,444    22.53        1,272
 Contracts in accumulation period:
  DVA 80                                         112,987    22.79        2,575
  DVA 100                                      5,668,379    22.53      127,717
  DVA Series 100                                  46,932    22.08        1,036
  DVA PLUS - Standard                            353,774    22.24        7,868
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                         312,229    22.05        6,885
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                               1,772,316    21.87       38,752
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     69,624    21.65        1,507
                                                                   ____________
                                                                       187,898









NOTE 7 - UNIT VALUES - CONTINUED

                                                            Unit    Total Unit
                   Series                        Units     Value      Value
_______________________________________________________________________________
                                                                 (in thousands)
RISING DIVIDENDS
 Currently payable annuity products:
  DVA 80                                           8,045   $20.58         $166
  DVA 100                                         21,073    20.41          430
 Contracts in accumulation period:
  DVA 80                                         177,812    20.58        3,660
  DVA 100                                      4,864,305    20.41       99,278
  DVA Series 100                                  85,890    20.11        1,727
  DVA PLUS - Standard                            795,321    20.22       16,079
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                         853,473    20.09       17,146
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                               3,706,709    19.96       73,999
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                    179,402    19.81        3,553
                                                                   ____________
                                                                       216,038

EMERGING MARKETS
 Currently payable annuity products:
  DVA 80                                           1,431     8.91           13
  DVA 100                                         19,625     8.84          173
 Contracts in accumulation period:
  DVA 80                                          83,108     8.91          741
  DVA 100                                      2,194,303     8.84       19,393
  DVA Series 100                                  34,350     8.71          299
  DVA PLUS - Standard                            249,197     8.75        2,182
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                         222,368     8.70        1,934
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                               1,131,392     8.64        9,780
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                        616     8.58            5
                                                                   ____________
                                                                        34,520









NOTE 7 - UNIT VALUES - CONTINUED

                                                            Unit    Total Unit
                   Series                        Units     Value      Value
_______________________________________________________________________________
                                                                 (in thousands)
MARKET MANAGER
 Contracts in accumulation period:
  DVA 100                                        342,383   $19.40       $6,641
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                   7,958    19.04          152
                                                                   ____________
                                                                         6,793

VALUE EQUITY
 Currently payable annuity products:
  DVA 80                                             469    18.59            9
  DVA 100                                          6,299    18.48          116
 Contracts in accumulation period:
  DVA 80                                          57,796    18.59        1,074
  DVA 100                                      1,362,952    18.48       25,185
  DVA Series 100                                  24,986    18.28          457
  DVA PLUS - Standard                            372,681    18.36        6,843
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                         469,649    18.28        8,586
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                               1,793,172    18.20       32,639
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                    118,902    18.09        2,150
                                                                   ____________
                                                                        77,059

STRATEGIC EQUITY
 Currently payable annuity products:
  DVA 100                                         33,665    14.42          485
 Contracts in accumulation period:
  DVA 80                                         102,523    14.49        1,485
  DVA 100                                        977,705    14.42       14,102
  DVA Series 100                                  34,778    14.31          498
  DVA PLUS - Standard                            406,747    14.36        5,840
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                         554,068    14.31        7,929
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                               1,361,070    14.26       19,414
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     49,579    14.20          704
                                                                   ____________
                                                                        50,457

NOTE 7 - UNIT VALUES - CONTINUED

                                                            Unit    Total Unit
                   Series                        Units     Value      Value
_______________________________________________________________________________
                                                                 (in thousands)
SMALL CAP
 Currently payable annuity products:
  DVA 100                                         11,327   $12.99         $147
 Contracts in accumulation period:
  DVA 80                                          42,479    13.04          554
  DVA 100                                        884,375    12.99       11,485
  DVA Series 100                                  38,537    12.90          497
  DVA PLUS - Standard                            401,090    12.92        5,183
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                         559,014    12.88        7,202
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                               2,049,765    12.84       26,326
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                    106,014    12.81        1,357
                                                                   ____________
                                                                        52,751

MANAGED GLOBAL
 Currently payable annuity products:
  DVA 80                                           3,304    12.05           40
  DVA 100                                         25,036    11.93          299
 Contracts in accumulation period:
  DVA 80                                          48,012    12.05          578
  DVA 100                                      5,030,071    11.93       59,991
  DVA Series 100                                  76,803    11.72          900
  DVA PLUS - Standard                            525,356    11.76        6,180
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                         443,665    11.67        5,179
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                               2,721,529    11.58       31,522
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                      3,479    11.47           40
                                                                   ____________
                                                                       104,729










NOTE 7 - UNIT VALUES - CONTINUED

                                                            Unit    Total Unit
                   Series                        Units     Value      Value
_______________________________________________________________________________
                                                                 (in thousands)
OTC
 Contracts in accumulation period:
  DVA 80                                          14,078   $18.91         $266
  DVA 100                                        239,052    18.79        4,492
  DVA Series 100                                  10,361    18.57          193
  DVA PLUS - Standard                             85,870    18.64        1,600
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                         177,125    18.52        3,280
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                 518,640    18.45        9,571
  Granite PrimElite - Standard                       202    18.64            4
  Granite PrimElite - Annual Ratchet               4,122    18.52           76
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     48,346    18.36          888
                                                                   ____________
                                                                        20,370

GROWTH & INCOME
 Contracts in accumulation period:
  DVA 80                                          41,266    15.57          643
  DVA 100                                        559,791    15.51        8,685
  DVA Series 100                                   9,355    15.42          144
  DVA PLUS - Standard                            325,440    15.45        5,027
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                         438,636    15.41        6,758
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                               1,288,333    15.36       19,795
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                    253,936    15.32        3,891
                                                                   ____________
                                                                        44,943













NOTE 7 - UNIT VALUES - CONTINUED

                                                            Unit    Total Unit
                   Series                        Units     Value      Value
_______________________________________________________________________________
                                                                 (in thousands)
RESEARCH
 Contracts in accumulation period:
  DVA 80                                          22,953   $19.23         $441
  DVA 100                                        310,066    19.11        5,924
  DVA Series 100                                  10,225    18.89          193
  DVA PLUS - Standard                            223,067    18.95        4,227
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                         268,126    18.87        5,058
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                 816,216    18.77       15,317
  Granite PrimElite - Standard                       102    18.95            2
  Granite PrimElite - Annual Ratchet              11,534    18.87          218
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                    162,677    18.67        3,038
                                                                   ____________
                                                                        34,418

TOTAL RETURN
 Contracts in accumulation period:
  DVA 80                                           4,765    16.42           78
  DVA 100                                        206,943    16.31        3,375
  DVA Series 100                                   4,909    16.12           79
  DVA PLUS - Standard                            224,763    16.18        3,636
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                         286,032    16.10        4,606
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                 746,754    16.02       11,962
  Granite PrimElite - Standard                        63    16.18            1
  Granite PrimElite - Annual Ratchet               4,893    16.10           79
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                    152,264    15.94        2,427
                                                                   ____________
                                                                        26,243











NOTE 7 - UNIT VALUES - CONTINUED

                                                            Unit    Total Unit
                   Series                        Units     Value      Value
_______________________________________________________________________________
                                                                 (in thousands)
VALUE + GROWTH
 Contracts in accumulation period:
  DVA 80                                          41,904   $13.17         $552
  DVA 100                                        230,798    13.12        3,028
  DVA Series 100                                   2,137    13.04           28
  DVA PLUS - Standard                            161,235    13.06        2,106
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                         343,006    13.03        4,470
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                 763,169    12.99        9,917
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                    238,200    12.96        3,087
                                                                   ____________
                                                                        23,188

INTERNATIONAL FIXED INCOME
 Contracts in accumulation period:
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          10,655    11.87          126
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                     310    11.81            4
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                      6,455    11.75           76
                                                                   ____________
                                                                           206

APPRECIATION
 Contracts in accumulation period:
  Granite PrimElite - Annual Ratchet              18,759    14.01          263
                                                                   ____________
                                                                           263

SMITH BARNEY HIGH INCOME
 Contracts in accumulation period:
  Granite PrimElite - Standard                        73    13.77            1
  Granite PrimElite - Annual Ratchet              15,160    13.72          208
                                                                   ____________
                                                                           209

SMITH BARNEY INCOME AND GROWTH
 Contracts in accumulation period:
  Granite PrimElite - Annual Ratchet              12,137    17.77          216
                                                                   ____________
                                                                           216

NOTE 7 - UNIT VALUES - CONTINUED

                                                            Unit    Total Unit
                   Series                        Units     Value      Value
_______________________________________________________________________________
                                                                 (in thousands)
SMITH BARNEY INTERNATIONAL EQUITY
 Contracts in accumulation period:
  Granite PrimElite - Standard                       130   $13.65           $2
  Granite PrimElite - Annual Ratchet               6,948    13.59           94
                                                                   ____________
                                                                            96

SMITH BARNEY MONEY MARKET
 Contracts in accumulation period:
  Granite PrimElite - Annual Ratchet              16,571    10.97          182
                                                                   ____________
                                                                           182

INTERNATIONAL EQUITY
 Contracts in accumulation period:
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          90,783     9.90          899
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                  36,098     9.95          359
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     72,955     9.92          724
                                                                   ____________
                                                                         1,982



NOTE 8 - YEAR 2000 (Unaudited)

Based on a study of its computer software and hardware,Golden American has determined its exposure to the Year 2000 change of the century date issue. Management believes systems are substantially compliant and has engaged external consultants to validate this assumption. The only system known to be affected by this issue is a system maintained by an affiliate who will incur the related costs. To mitigate the effect of the outside influences and other dependencies relative to Year 2000, Golden American will be contacting significant customers, suppliers and other third parties. To the extent these third parties would be unable to transact business in the year 2000 and thereafter, Golden American's operations could be adversely affected.

APPENDIX:  DESCRIPTION OF BOND RATINGS

Excerpts from Moody's Investors Service, Inc. ("Moody's) description of its bond ratings:

Aaa: Judged to be the best quality; they carry the smallest degree of investment risk.

Aa: Judged to be of high quality by all standards; together with the Aaa group, they comprise what are generally known as high grade bonds.

A: Possess many favorable investment attributes and are to be considered as "upper medium grade obligations."

Baa: Considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

Ba: Judged to have speculative elements; their future cannot be considered as well assured.

B:   Generally lack characteristics of the desirable investment.

Caa: Are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca:  Speculative in a high degree; often in default.

C: Lowest rate class of bonds; regarded as having extremely poor prospects.

Moody's also applies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

Excerpts from Standard & Poor's Rating Group ("Standard & Poor's") description of its bond ratings:

AAA: Highest grade obligations; capacity to pay interest and repay principal is extremely strong.

AA: Also qualify as high grade obligations; a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

A: Regarded as upper medium grade; they have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Regarded as having an adequate capacity to pay interest and repay principal; whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity than in higher rated categories -- this group is the lowest which qualifies for commercial bank investment.

BB, B,
CCC,
CC: Predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation: BB indicates the lowest degree of speculation and CC the highest.

Standard & Poor's applies indicators "+," no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

                      PART C -- OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS

FINANCIAL STATEMENTS

(a) (1) All financial statements are included in either the Prospectuses or the Statements of Additional Information, as indicated therein.
    (2)  Schedules I, III, IV follow:


                                SCHEDULE I
                          SUMMARY OF INVESTMENTS
                  OTHER THAN INVESTMENTS IN RELATED PARTIES
                           (Dollars in thousands)


                                                                       Balance
                                                                         Sheet
December 31, 1997                           Cost 1         Value        Amount
_______________________________________________________________________________
TYPE OF INVESTMENT
Fixed maturities, available for sale:
 Bonds:
  United States government and govern-
   mental agencies and authorities         $68,693       $68,842       $68,842
  Foreign governments                        2,062         2,053         2,053
  Public utilities                          25,899        25,944        25,944
  Investment grade corporate               219,526       220,420       220,420
  Below investment grade corporate          41,355        41,331        41,331
  Mortgage-backed securities                55,753        55,811        55,811
                                        ___________   ___________   ___________
  Total fixed maturities, available
   for sale                                413,288       414,401       414,401

Equity securities:
 Common stocks:  industrial, mis-
  cellaneous and all other                   4,437         3,904         3,904

Mortgage loans on real estate               85,093                      85,093
Policy loans                                 8,832                       8,832
Short-term investments                      14,460                      14,460
                                        ___________                 ___________
Total investments                         $526,110                    $526,690
                                        ===========                 ===========

Note 1: Cost is defined as original cost for stocks and other invested assets, amortized cost for bonds and unpaid principal for policy loans and mortgage loans on real estate, adjusted for amortization of premiums and accrual of discounts.

















                                SCHEDULE III
                     SUPPLEMENTARY INSURANCE INFORMATION
                          (Dollars in thousands)

          Column             Column      Column     Column    Column    Column
            A                  B           C          D          E         F
________________________________________________________________________________
                                           Future
                                           Policy               Other
                                 De-    Benefits,              Policy
                              ferred      Losses,              Claims    Insur-
                              Policy       Claims      Un-        and      ance
                              Acqui-          and   earned      Bene-  Premiums
                              sition         Loss  Revenue       fits       and
Segment                        Costs     Expenses  Reserve    Payable   Charges
________________________________________________________________________________
                                         POST-MERGER
________________________________________________________________________________
Period October 25, 1997
 through December 31, 1997:

Life insurance               $12,752     $505,304   $1,189        $10    $3,834

                                      POST-ACQUISITION
________________________________________________________________________________
Period January 1, 1997
 through October 24, 1997:

Life insurance                   N/A          N/A      N/A        N/A    18,288

Period August 14, 1996
 through December 31, 1996:

Life insurance                11,468      285,287    2,063         --     8,768

                                      PRE-ACQUISITION
________________________________________________________________________________
Period January 1, 1996
 through August 13, 1996:

Life insurance                   N/A          N/A      N/A        N/A    12,259

Year ended December 31, 1995:

Life insurance                67,314       33,673    6,556         --    18,388











                                SCHEDULE III
              SUPPLEMENTARY INSURANCE INFORMATION - CONTINUED
                           (Dollars in thousands)

          Column             Column      Column     Column    Column    Column
            A                  G           H          I          J         K
________________________________________________________________________________

                                                     Amorti-
                                         Benefits     zation
                                          Claims,         of
                                           Losses   Deferred
                                 Net          and     Policy    Other
                             Invest-      Settle-     Acqui-  Operat-
                                ment         ment     sition      ing  Premiums
Segment                       Income     Expenses      Costs Expenses   Written
________________________________________________________________________________
                                         POST-MERGER
________________________________________________________________________________
Period October 25, 1997
 through December 31, 1997:

Life insurance                $5,127       $7,413     $892     $1,137        --

                                      POST-ACQUISITION
________________________________________________________________________________
Period January 1, 1997
 through October 24, 1997:

Life insurance                21,656       19,401    1,674     20,234        --

Period August 14, 1996
 through December 31, 1996:

Life insurance                 5,795        7,003      244      8,066        --

                                      PRE-ACQUISITION
________________________________________________________________________________
Period January 1, 1996
 through August 13, 1996:

Life insurance                 4,990        5,270    2,436      8,847        --

Year ended December 31, 1995:

Life insurance                 2,818        3,146    2,710     13,333        --










                                 SCHEDULE IV
                                 REINSURANCE

Column A               Column B     Column C  Column D     Column E   Column F
_______________________________________________________________________________
                                                Assumed              Percentage
                                    Ceded to       from               of Amount
                          Gross        Other      Other         Net     Assumed
                         Amount    Companies  Companies      Amount      to Net
_______________________________________________________________________________
At December 31, 1997:
Life insurance in
 force             $149,842,000  $96,686,000        --  $53,156,000         --
                   ============= ============ ========= ============ ==========
At December 31, 1996:
Life insurance in
 force              $86,192,000  $58,368,000        --  $27,824,000         --
                   ============= ============ ========= ============ ==========
At December 31, 1995:
Life insurance in
 force              $38,383,000  $24,709,000        --  $13,674,000         --
                   ============= ============ ========= ============ ==========





EXHIBITS

(b) (1) Resolution of the board of directors of Depositor authorizing the establishment of the Registrant (1)

    (2)  N/A

    (3) (a) Form of Distribution Agreement between the Depositor and Directed Services, Inc. (1)
         (b)  Form of Dealers Agreement (1)
         (c)  Organizational Agreement (1)
         (d)  (i)    Addendum to Organizational Agreement (1)
              (ii)   Expense Reimbursement Agreement (1)
         (e)  Form of Assignment Agreement for Organizational Agreement (1)

    (4) (a) Individual Deferred Combination Variable and Fixed Annuity Contract (2)
         (b)  Group Deferred Combination Variable and Fixed
              Annuity Contract (2)
         (c)  Individual Deferred Variable Annuity Contract (2)
         (d)  Individual Retirement Annuity Rider Page (1)
         (e)  ROTH Individual Retirement Annuity Rider (2)

    (5)  (a)  Individual Deferred Combination Variable and Fixed Annuity
              Application
         (b)  Group Deferred Combination Variable and Fixed Annuity Enrollment
              Form
         (c)  Individual Deferred Variable Annuity Application

    (6)  (a)  (i) Articles of Incorporation of Golden American Life Insurance
                  Company  (1)
             (ii) Certificate of Amendment of the Restated Articles of
                  Incorporation of Golden American Life Insurance Company  (1)
             (iii) Certificate of Amendment of the Restated Articles of
                   Incorporation of MB Variable Life Insurance Company (1)
             (iv) Certificate of Amendment of the Restated Articles of
                  Incorporation of Golden American Life Insurance Company (12/28/93) (1)
         (b)  (i) By-Laws of Golden American Life Insurance Company (1)
             (ii) By-Laws of Golden American Life Insurance Company, as
                  amended (1)
            (iii) Certificate of Amendment of the By-Laws of MB Variable Life
                  Insurance Company, as amended (1)
             (iv) By-Laws of Golden American, as amended (12/21/93) (1)

    (7)  Not applicable

    (8)  (a) Participation Agreement between Golden American and Warburg Pincus
               Trust
     (8) (b) Participation Agreement between Golden American and PIMCO Variable Insurance Trust
     (8)   (c) Administrative Services Agreement between Golden American and Equitable Life Insurance Company of Iowa
     (8)   (d) Service Agreement between Golden American and Directed
                Services, Inc.
     (8)  (e) Service Agreement between Golden American and EISI

    (9)  Opinion and Consent of Myles R. Tashman (1)

    (10) (a)  Consent of Sutherland, Asbill & Brennan LLP
         (b)  Consent of Ernst & Young LLP, Independent Auditors
         (c)  Consent of Myles R. Tashman

    (11) Not applicable

    (12) Not applicable

    (13) Schedule of Performance Data (1)

     (14) Not applicable

    (15) Powers of Attorney

(1) Incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on September 24, 1997
     (File No. 333-28679).

(2) Incorporated herein by reference to Post-Effective Amendment No. 2 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on February 12, 1998
     (File No. 333-28679)

ITEM 25:  DIRECTORS AND OFFICERS OF THE DEPOSITOR

                             Principal                 Position(s)
Name                      Business Address             with Depositor

Barnett Chernow          Golden American Life Ins. Co. President and
                         1001 Jefferson Street         Director
                         Wilmington, DE  19801

Paul E. Larson           Equitable of Iowa Companies   Director
                         909 Locust Street
                         Des Moines, IA  50309

Susan B. Watson          Equitable of Iowa Companies   Director, Senior Vice
                         909 Locust Street             President and Chief
                         Des Moines, IA  50309         Financial Officer

Myles R. Tashman         Golden American Life Ins. Co. Director, Executive
                         1001 Jefferson Street         Vice President, General
                         Wilmington, DE  19801         Counsel and Secretary

Keith Glover             Golden American Life Ins. Co. Executive Vice
                         1001 Jefferson Street         President
                         Wilmington, DE  19801

James R. McInnis         Golden American Life Ins. Co. Executive Vice
                         1001 Jefferson Street         President
                         Wilmington, DE  19801

Stephen J. Preston       Golden American Life Ins. Co. Senior Vice President
                         1001 Jefferson Street,        and Chief Actuary
                         Wilmington, DE  19801

David  L. Jacobson       Golden American Life Ins. Co. Senior Vice President
                         1001 Jefferson Street         and Assistant Secretary
                         Wilmington, DE  19801

William L. Lowe          Equitable of Iowa Companies   Senior Vice President,
                         909 Locust Street             Sales & Marketing
                         Des Moines, IA  50309

Edward Syring, Jr.       Equitable of Iowa Companies   Senior Vice President,
                         909 Locust Street             Sales & Marketing
                         Des Moines, IA  50309

Dennis D. Hargens        Equitable of Iowa Companies   Treasurer
                         909 Locust Street
                         Des Moines, IA  50309

Lawrence W. Porter, M.D. Equitable of Iowa Companies   Medical Director
                         909 Locust Street
                         Des Moines, IA  50309

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Depositor owns 100% of the stock of a newly formed New York company, First Golden American Life Insurance Company of New York ("First Golden"). The primary purpose for the formation of First Golden is to offer variable products in the state of New York.

The following persons control or are under common control with the Depositor:

DIRECTED SERVICES, INC. ("DSI") - This corporation is a general business corporation organized under the laws of the State of New York, and is wholly owned by ING Groep, N.V. The primary purpose of DSI is to act as a broker-dealer in securities. It acts as the principal underwriter and distributor of variable insurance products including variable annuities as required by the SEC. The contracts are issued by the Depositor. DSI also has the power to carry on a general financial, securities, distribution, advisory or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation. DSI is also registered with the SEC as an investment adviser.

     The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding stock is owned and controlled by ING. Various companies and other entities controlled by ING may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organizational chart.

As of December 31, 1997, the subsidiaries of ING are as follows:

                    ING GROUP - U.S.A. Holding Company System
                             As of December 31, 1997

ING Groep, N.V. (The Netherlands) - No FEIN (non-insurer)
  ING Bank N.V. (The Netherlands) - No FEIN (non-insurer)
  ING Verzekeringen N.V. (The Netherlands) - No FEIN (non-insurer)
     ING Insurance International B.V. (The Netherlands) - No FEIN
          (non-insurer)
        Nederlands Reassurantie Groep Holding N.V. (The Netherlands)
          (non-insurer)
           NRG America Holding Company (Pennsylvania) (non-insurer)
             (23-2074221)
              NRG America Syndicate (New York) (non-insurer) (22-2281839)
              NRG America Management Corporation (Pennsylvania) (23-1667532) Philadelphia Reinsurance Corporation (Pennsylvania) (23-1620930)
        Nationale-Nederlanden Intertrust B.V. (The Netherlands) (non-insurer)
           NNUS Realty Corporation (Delaware) (non-insurer) (13-3062172)
          ING America Insurance Holdings, Inc. (Delaware) (non-insurer)
          (02-0333654)
           Equitable of Iowa Companies, Inc. (Delaware) (non-insurer)
                 Directed Services, Inc. (New York) (non-insurer)
                 Equitable Investment Services, Inc. (Iowa) (non-insurer) Equitable Life Insurance Company of Iowa (Iowa) (insurer)
                  Equitable American Insurance Company (Iowa) (insurer)
                         Equitable Creative Services, Ltd. (Iowa) (non-insurer)
                      Equitable Companies (Iowa) (non-insurer)
                          CLC, Ltd. (75%) (Iowa) (non-insurer)
                          Equitable American Marketing Services, Inc. (Iowa) (non-insurer)
                          Equitable Marketing Services, Inc. (Iowa)
                          (non-insurer)
                          Younkers Insurance & Investments, Ltd. (Iowa) (non-insurer)
                      USG Annuity & Life Company (Oklahoma) (insurer)
                          USGL Service Corporation (Iowa) (non-insurer)
                 Equitable of Iowa Companies Capital Trust (Delaware) (non-insurer)
                 Equitable of Iowa Companies Capital Trust II (Massachusetts) (non-insurer)
                 Equitable of Iowa Securities Network, Inc. (Iowa) (non-insurer) Golden American Life Insurance Company (Delaware) (insurer) First Golden American Life Insurance Company of New York
                      (New York) (insurer)
              Locust Street Securities, Inc. (Iowa) (non-insurer)
                 Shiloh Farming Company (Louisiana) (non-insurer)
                 Tower Locust, Ltd. (Iowa) (non-insurer)
           ING America Life Corporation (Georgia) (non-insurer) (58-1360182)
              GAC Capital, Inc. (Delaware) (non-insurer) (51-0266924)
                 Life Insurance Company of Georgia (Georgia) (insurer) (58-0298930)
                 Southland Life Insurance Company (Texas) (insurer)
                 (75-0572420)
                 Springstreet Associates, Inc. (Georgia) (non-insurer)
                     (58-1822054)
           Security Life of Denver Insurance Company (Colorado) (insurer)
                 (84-0499703)
              First ING Life Insurance Company of New York (New York)
                 (13-2740556)
                 First Secured Mortgage Deposit Corporation (Colorado) (non-insurer) (84-1086427)
                 ING America Equities, Inc. (Colorado) (non-insurer)
                 (84-0499703)
              Midwestern United Life Insurance Company (Indiana) (insurer)
                 (35-0838945)
              Wilderness Associates (Colorado) (non-insurer)
             Afore Bital ING, S. A. de C. V. (Mexico) (non-insurer)
           Columbine Life Insurance Company (Colorado) (insurer) (52-1222820) ING Investment Management LLC (Delaware) (non-insurer)
             (58-1515059)
             ING North America Insurance Corporation (Delaware)
             (non-insurer) (52-1317217)
             ING Seguros Sociedad Anonima de Capital Variable (Mexico)
             (insurer)
             Lion Custom Investments LLC (Delaware) (non-insurer)
             MIA Office Americas, Inc. (Georgia) (non-insurer)
             Orange Investment Enterprises, Inc. (Delaware) (non-insurer) Security Life Assignment Corp. (Colorado) (insurer)
             Security Life of Denver International, Ltd. (Bermuda) (insurer)
           SLR Management, Ltd. (Bermuda) (non-insurer)
           VESTAX Capital Corporation (Ohio) (non-insurer)
             PMG Agency, Inc. (Ohio) (non-insurer)
                VESTAX Securities Corp. (Ohio) (non-insurer)
                VTX Agency Inc. (Ohio) (non-insurer)
             VTX Agency of Michingan, Inc. (Michigan) (non-insurer)
           ING U S P&C Corporation, Inc. (Delaware) (non-insurer) (51-0290450)
              Alabama First Insurance Company (Alabama) (insurer) (63-0830057)
                 America First Insurance Company (New Hampshire) (insurer) (58-0953149)
                 Cooling Grumme Mumford Company, Inc. (Indiana) (non-insurer) (35-6018566)
                 Diversified Settlements, Inc. (New Hampshire) (non-insurer)
              (02-0424648)
                 Excelsior Insurance Company (New Hampshire) (insurer) (15-0302550)
              Indiana Insurance Company (Indiana) (insurer) (35-0410010)
                 Consolidated Insurance Company (Indiana) (insurer)
                     (35-6018568)
                 Peerless Insurance Company (New Hampshire) (insurer)
                 (02-0177030)
              The Netherlands Insurance Company (New Hampshire) (insurer)
                 (02-0342937)

Item 27:  Number of Contract Owners

34,658 contractholders as of March 31, 1998

ITEM 28: INDEMNIFICATION

Golden American shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of Golden American as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

Golden American may also, to the extent permitted by law, indemnify any other person who is or was serving Golden American in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

Golden American or its parents may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER


(a) At present, Directed Services, Inc., the Registrant's Distributor, also serves as principal underwriter for all contracts issued by Golden American. DSI is the principal underwriter for Separate Account A, Separate Account B and Alger Separate Account A of Golden American.

(b) The following information is furnished with respect to the principal officers and directors of Directed Services, Inc., the Registrant's
Distributor:

Name and Principal          Positions and Offices     Positions and Offices
Business Address            with Underwriter          with Registrant
------------------          ---------------------     ---------------------

Beth B. Neppl               Director                  Director and Vice
Equitable of Iowa Companies                           President
909 Locust Street
Des Moines, IA  50309

R. Lawrence Roth            Director                  None
VESTAX Capital Corporation
1931 Georgetown Road
Hudson, OH  44236

Myles R. Tashman            Director, Executive Vice  Director, Executive Vice
Directed Services, Inc.     President, General        President, General
1001 Jefferson Street       Counsel and Secretary     Counsel and Secretary
Wilmington, DE  19801

James R. McInnis            President                 Executive Vice President
Directed Services, Inc.
1001 Jefferson Street
Wilmington, DE  19801

Barnett Chernow             Executive Vice President  Director and Executive
Directed Services, Inc.                               Vice President
1001 Jefferson Street
Wilmington, DE  19801

Stephen J. Preston          Senior Vice President     Senior Vice President
Directed Services, Inc.                               and Chief Actuary
1001 Jefferson Street
Wilmington, DE  19801

David L. Jacobson           Senior Vice President     Senior Vice President
Directed Services, Inc.
1001 Jefferson Street
Wilmington, DE  19801

Susan K. Wheat              Treasurer                 None
Equitable of Iowa Companies
909 Locust Street
Des Moines, IA  50309




(c)
                     1997 Net
      Name of      Underwriting     Compensation
     Principal     Discounts and         on         Brokerage
    Underwriter    Commissions       Redemption    Commissions    Compensation
    -----------    -----------       ----------    -----------    ------------
       DSI         $35,944,000           $0            $0              $0

ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

Accounts and records are maintained by Golden American Life Insurance Company at 1001 Jefferson Street, Suite 400, Wilmington, DE 19801 and by Equitable Life Insurance Company of Iowa, an affiliate, at 909 Locust Street,
Des Moines, IA 50309.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more that 16 months old so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and,

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

1. The account meets definition of a "separate account" under federal securities laws.

2. Golden American Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                             SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Wilmington, and State of Delaware, on the 29th day of April, 1998.

                                    SEPARATE ACCOUNT B
                                      (Registrant)

                                By:  GOLDEN AMERICAN LIFE
                                     INSURANCE COMPANY
                                     (Depositor)

                                By:
                                     --------------------
                                     Barnett Chernow*
                                     President

Attest:  /s/ Marilyn Talman
        ------------------------
         Marilyn Talman
         Vice President, Associate General Counsel
         and Assistant Secretary of Depositor

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on April 29, 1998.

Signature                          Title

                              President and Director
--------------------          of Depositor
Barnett Chernow*


                              Senior Vice President,
--------------------          Director and Chief
Susan B. Watson*              Financial Officer


                DIRECTORS OF DEPOSITOR


----------------------
Frederick S. Hubbell*



----------------------
Paul E. Larson*



----------------------
Myles R. Tashman*


       By:  /s/ Marilyn Talman     Attorney-in-Fact
           -----------------------
           Marilyn Talman
_______________________
*Executed by Marilyn Talman on behalf of those indicated pursuant to Power of Attorney.

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                                  EXHIBIT INDEX

ITEM      EXHIBIT                                                PAGE #

5(a)   Individual Deferred Combination Variable and Fixed     EX-99.B5A
           Annuity Application

5(b)   Group Deferred Combination Variable and Fixed         EX-99.B5B
           Enrollment Form

5(c)   Individual Deferred Variable Annuity Application       EX-99.B5C

8(a)   Participation Agreement between Golden American        EX-99.B8A
            and Warburg Pincus Trust

8(b)   Participation Agreement between Golden American        EX-99.B8B
            and PIMCO Variable Insurance Trust

8(c)   Administrative Services Agreement between Golden       EX-99.B8C
            American and Equitable Life Insurance Company of
            Iowa

8(d)   Service Agreement between Golden American and          EX-99.B8D
            Directed Services, Inc.

8(e)   Service Agreement between Golden American and EISI    EX-99.B8E

10(a)     Consent of Sutherland, Asbill & Brennan LLP            EX-99.B10A

10(b)     Consent of Ernst & Young LLP, Independent Auditors     EX-99.B10B

10(c)     Consent of Myles R. Tashman, Esq.                      EX-99.B10C

15        Powers of Attorney                                     EX-99.B15